AMSOUTH FUNDS
                                        AMSOUTH TREASURY RESERVE
                                           MONEY MARKET FUND
                                        INVESTOR GUIDE AND PROSPECTUS

                                           CLASS A SHARES

[AMSOUTH FUNDS(R) LOGO]                                 DECEMBER 1, 2004

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[AMSOUTH FUNDS(R) LOGO]

                     Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

     o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

     o Account history, including information about the transactions and balances in a customer's account(s); and

     o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

     o    If you request or authorize the disclosure of the information.

     o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

     o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.

     (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.

                           Not part of the prospectus

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                                        AMSOUTH FUNDS
                                        AMSOUTH TREASURY RESERVE
                                           MONEY MARKET FUND
                                        PROSPECTUS

                                           CLASS A SHARES

As with all mutual funds, the Securities
and Exchange Commission has not approved
or disapproved these Fund shares or
determined whether this prospectus is                   DECEMBER 1, 2004
truthful or complete. Any representation
to the contrary is a criminal offense.

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AmSouth Funds                            Table of Contents

                                     Description of the Fund -- Objectives,
                      [LOGO]         Risk/Return and Expenses
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Carefully review this important           2  Overview
section, which summarizes the             3  AmSouth Money Market Funds
Fund's investments, risks, past           4  AmSouth Treasury Reserve Money
performance, and fees.                          Market Fund

                      [LOGO]         Additional Investment Strategies and Risks
--------------------------------------------------------------------------------
Review this section for additional        7  Investment Strategies
information on investment                 7  Investment Risks
strategies and investment practices       8  Additional Specific Risks
and their risks.

                      [LOGO]         Fund Management
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Review this section for details on        9  The Investment Advisor
the people and organizations who          9  Portfolio Managers
provide services to the Fund.             9  The Distributor and Administrator

                      [LOGO]         Shareholder Information
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Review this section for details on       10  Pricing of Fund Shares
how shares are valued, how to            11  Purchasing and Adding to Your
purchase, sell and exchange shares,             Shares
related charges and payments of          15  Selling Your Shares
dividends and distributions.             17  General Policies on Selling Shares
                                         19  Shareholder Servicing Fees
                                         20  Exchanging Your Shares
                                         21  Dividends, Other Distributions
                                                and Taxes

                      [LOGO]         Other Information About The Fund
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                                         23  Financial Highlights

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[LOGO] Description of the Fund -- Objectives, Risk/Return and Expenses       Overview

The Fund              The AmSouth Treasury Reserve Money Market Fund (the
                      "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares of the Fund that you should know before investing. The
                      Fund also offers an additional class of shares called
                      Class I Shares which is offered in a separate prospectus.
                      Please read this prospectus and keep it for future reference.

                      The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                      The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units.
                      These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets where these securities trade.

                      Although the Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the Federal
                      Deposit Insurance Corporation or any other government agency.

                      The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                      The investment objective of the Fund is fundamental and
                      may not be changed without a vote of a majority of the
                      outstanding shares of the Fund. There is no assurance
                      that the Fund will achieve its investment objective.
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2
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
                                                                                  AmSouth
Description of the Fund -- Objectives, Risk/Return and Expenses        Money Market Funds

                      The Fund is one of four AmSouth Money Market Funds. The
                      AmSouth Money Market Funds seek current income with liquidity and stability of principal by investing primarily in short-term debt securities. The Fund seeks to maintain a stable price of $1.00 per share.

Who May Want to       Consider investing in the Fund and other AmSouth Money
Invest                Market Funds if you are:

                          o    seeking preservation of capital

                          o    investing short-term reserves

                          o willing to accept lower potential returns in exchange for a higher degree of safety

                      The Fund and other AmSouth Money Market Funds may not be appropriate if you are:

                          o    seeking high total return

                          o    pursuing a long-term goal or investing for
                               retirement
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                                                                               3
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                                                                AmSouth Treasury Reserve
Description of the Fund -- Objectives, Risk/Return and Expenses        Money Market Fund

                      Risk/Return Summary

Investment Objective  The Fund seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Principal             The Fund invests primarily in U.S. Treasury Securities
Investment            and repurchase agreements in respect thereof. The Fund may
Strategies            invest up to 20% of its assets in other securities
                      guaranteed as to payment of principal and interest by the
                      U.S. government and repurchase agreements in respect
                      thereof.

                      The interest income from the Fund's investment in direct obligations of the United States is exempt from state and local, but not federal, income taxes. Dividends attributable to income from repurchase agreements are subject to federal, state and local income taxes.

                      The Fund invests based on considerations of safety of principal and liquidity, which means that the Fund may not necessarily invest in securities paying the highest available yield at a particular time. The Fund will attempt to increase its yield by trading to take advantage of short-term market variations. The Advisor generally evaluates investments based on interest rate sensitivity.

                      For a more complete description of the securities in which the Fund may invest, please see Additional
                      Investment Strategies and Risks on page 7 or consult the SAI.

Principal             Your investment in the Fund may be subject to the
Investment Risks      following principal risks:

                      Interest Rate Risk: The possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

                      A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to timely payment of interest and principal when held to maturity. Neither the market value of such securities nor the Fund's share price is guaranteed.

                      For more information about these risks, please see the
                      Additional Investment Strategies and Risks on page 7.
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4
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
                                                                 AmSouth Treasury Reserve
Description of the Fund -- Objectives, Risk/Return and Expenses         Money Market Fund

The bar chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it shows the Fund's performance over time. Of course, past performance does not indicate how the Fund will perform in the future.

                 Performance Bar Chart and Table
                 Year-By-Year Total Returns as of 12/31
                 for Class A Shares(1),(2)

[GRAPH]

The Fund's total return from 1/1/04 to 9/30/04 was 0.31%.

Best quarter:    1.43%   12/31/00
Worst quarter:   0.04%   12/31/03

Average Annual Total Returns
(for the periods ending
December 31, 2003)(1)

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                              1      5       10
                            Year   Years   Years

Class A Shares(2)           0.29%  2.90%   3.82%
--------------------------------------------------

(1) Both charts assume reinvestment of dividends. For current performance information, call 1-800-451-8382.

(2) The Treasury Reserve Money Market Fund commenced operations on 3/29/94 through a transfer of assets from certain collective trust fund ("commingled") accounts managed by the Advisor, using substantially the same investment objective, policies and methodologies as the Fund. The quoted performance of the Fund includes the performance of the commingled accounts for periods prior to the Fund's commencement of operations, restated to reflect the expenses associated with the Fund. The commingled accounts were not registered with the Securities and Exchange Commission and were not subject to the investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, their returns may have been adversely affected. Class A Shares were first offered on 8/29/94.

As of December 31, 2003, the Fund's 7-day yield for Class A Shares was 0.23%. Without fee waivers and expense reimbursements, the Fund's yield would have been -0.02% for Class A Shares for this time period. For current yield information on the Fund, call 1-800-451-8382. The Fund's yield appears in The Wall Street Journal each Thursday that it is published.

                                                                               5
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
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
                                                                AmSouth Treasury Reserve
                                                                       Money Market Fund
Description of the Fund -- Objectives, Risk/Return and Expenses

As an investor in the AmSouth Treasury Reserve Money Market Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

                                Fees and Expenses

Shareholder Transaction Expenses      Class A
(expenses paid by you directly)(1)     Shares

Maximum Sales Charge
   (Load) on Purchases                  None
---------------------------------------------
Maximum Deferred Sales
   Charge (Load)                        None
---------------------------------------------
Redemption Fee(2)                       None
---------------------------------------------

Annual Fund Operating Expenses        Class A
(fees paid from Fund assets)           Shares

Management Fee                          0.40%
---------------------------------------------
Distribution and/or Service
   (12b-1) Fee                          None
---------------------------------------------
Other Expenses(3)                       0.55%
---------------------------------------------
   Total Fund Operating Expenses(3)     0.95%
---------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other case management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.36% for Class A Shares. Total expenses after fee waivers and expense reimbursements for Class A Shares are 0.76%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                 Expense Example

                  1       3       5       10
                 Year   Years   Years    Years

Class A Shares   $ 97   $ 303   $ 525   $ 1,166
-----------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o    $10,000 investment

     o    5% annual return

     o    no changes in the Fund's operating expenses

     o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

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6
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[LOGO] Additional Investment Strategies and Risks

As a fundamental policy, the Fund will invest at least 65% of its total assets in securities issued by the U.S. Treasury and repurchase agreements in respect thereof. Additionally, under normal circumstances, the Fund will invest at least 80% of its assets in U.S. Treasury securities and repurchase agreements in respect thereof. This policy will not be changed without 60 days' advance notice to shareholders. The remainder of its assets may be invested in other securities guaranteed as to payment of principal and interest by the U.S. government and repurchase agreements in respect thereof. However, the Fund will not invest in securities issued or guaranteed by U.S. government agencies, instrumentalities or government-sponsored enterprises that are not backed by the full faith and credit of the United States. The Fund also may enter into reverse repurchase agreements with banks, brokers or dealers. The Fund will use the cash to make investments which either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the time the Fund must repurchase the security. To manage its daily cash positions, each Fund also may invest in securities issued by investment companies that invest in short-term debt securities and seek to maintain a net asset value of $1.00, including AmSouth Money Market Funds (pursuant to an SEC exemptive order).

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Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques and risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by GNMA, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA, FHLMC, the Student Loan Marketing Association and the Federal Home Loan Banks, by the credit of the issuing agency, such as securities issued by the Federal Farm Credit Banks and the Tennessee Valley Authority or by the U.S. government in some other way.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Company Risk. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

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                                                                               7
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[LOGO] Additional Investment Strategies and Risks

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

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Additional Specific Risks

In addition to the risks discussed above, the Fund's investments may also be subject to the following risks based on the Fund's use of certain investments and investment techniques as indicated for each risk. More information regarding the different investments and investment techniques is available in the Fund's SAI.

Leverage Risk. (call options, futures and related options, put options, repurchase agreements, reverse repurchase agreements, securities lending)

The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

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8
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[LOGO] Fund Management

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor for the Fund. As of July 31, 2004, AAMI had over $9.7 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of September 30, 2004, AmSouth Bank had $15.3 billion in assets under discretionary management and provided custody services for an additional $11.2 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of September 30, 2004 of $49.8 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program.

For these advisory services, the Fund paid the Advisor a fee of 0.35% of the average daily net assets of the Fund during the fiscal year ended July 31, 2004.

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Portfolio Manager

Investment decisions for the Fund are made by a team of the Advisor's portfolio managers, and no person is primarily responsible for making recommendations to the team.

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The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares (the "Distributor"). BISYS and the Advisor may, from time to time, directly or through an affiliate, use their fee revenue, past profits, or other revenue sources, without limitation, to pay promotional, administrative, shareholder support, and other expenses to third parties, including broker-dealers, in connection with the offer, sale and administration of shares of the Funds.

For more detailed information about the Advisor and other service providers, please see the SAI.

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                                                                               9
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Shareholder Information

Pricing of Fund Shares

--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                      NAV =
                           Total Assets -- Liabilities
                           ---------------------------
                                Number of Shares
                                   Outstanding

NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------

The per share NAV for the Fund is determined and its shares are priced on each day the Federal Reserve Bank of New York is open. The NAV for the Treasury Reserve Money Market Fund is determined at 2:00 p.m. Eastern time. On any day that the Bond Markets close early, such as days in advance of holidays or in the event of an emergency, the Fund reserves the right to advance the time the NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. On days when the Federal Reserve Bank of New York is closed, the Fund may elect to be open, in its discretion if it is determined to be in shareholders' best interests.

Orders received by the Fund prior to 2:00 p.m. Eastern time will earn dividends that business day. Orders received after 2:00 p.m. Eastern time but before the close of regular trading on the NYSE will earn dividends on the following business day.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received. This is what is known as the offering price.

The Fund uses the amortized cost method of valuing its investments, which does not take into account unrealized gains or losses. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

Choosing a Share Class

The Fund offers different classes of Fund Shares which have different expenses and other characteristics, allowing you to choose the class that best suits your needs. Only one class of Fund shares, Class A Shares, is offered in this Prospectus. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

o No front-end sales charge; all your money goes to work for you right away.

o Shareholder servicing fees of 0.25% of average daily net assets.

For actual past expenses of Class A Shares, see the information provided in this Prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

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10

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

Additionally, banks, brokers and other financial institutions and representatives may use shares of the Fund in "sweep" programs whereby the accounts of a participating customer of the financial institution or representative are automatically "swept" into shares of the Fund or another AmSouth Money Market Fund. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:

o    Name;

o    Date of birth (for individuals);

o Residential or business street address (although post office boxes are still permitted for mailing); and

o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Securities Valuation

The Fund values equity securities daily at their latest available sales price, or absent such a price, by reference to the latest available bid and asked prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued at the Nasdaq Official Closing Price provided by the Nasdaq each business day. For fixed income securities, the Fund use valuations furnished by pricing services approved by the Board and that use both dealer-supplied valuations and electronic and matrix techniques. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in investment companies are valued at their net asset values as reported by such companies. The prospectuses for the registered investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

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                                                                              11
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Shareholder Information

Securities and other assets for which market quotations are not readily available are valued at their fair value as determined pursuant to procedures established by the Board ("fair value pricing"). In addition, fair value pricing may be used to determine the value of a portfolio security if there has been a "significant event," which, under the Fund's procedures is an event that has materially affected the value of the security. When determining whether a significant event has occurred there must be a reasonably high degree of certainty that an event actually has caused the closing market price of the securities to no longer reflect their value at the time set for the Fund's NAV calculation.

Fair value pricing generally will be used if the exchange on which a portfolio security is principally traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's NAV calculation. Fair value pricing also may be used when: (1) governmental actions affect securities in one sector, country or region in a particular way, (2) natural disasters or armed conflicts affect a country or region, or (3) there are significant domestic or foreign market fluctuations.

The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board's designee instead of being determined by market prices. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Board has approved the use of FT Interactive Data Corporation to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events.

                                               Minimum
                            Minimum Initial   Subsequent
Account type                  Investment      Investment

Class A
--------------------------------------------------------
Regular*                        $ 1,000          $   0
--------------------------------------------------------
Automatic Investment Plan       $   250          $ 100
--------------------------------------------------------

* Employees of AmSouth Bank, BISYS Fund Services and their affiliates are subject to a $100.00 minimum initial investment in AmSouth Funds.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

->

Shareholder Information

Instructions For Opening Or Adding To An Account

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. To purchase directly with the Fund, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.   Make check payable to "AmSouth Funds."

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

Subsequent Investment:

1. Use the investment slip attached to your account statement. Or, if unavailable,

2.   Include the following information on a piece of paper:

     o    AmSouth Funds/Fund name

     o    Share class

     o    Amount invested

     o    Account name

     o    Account number.

     Include your account number on your check.

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

By Overnight Service

See instructions 1-2 above for initial or subsequent investments.

3.   Send to: AmSouth Funds
     c/o BISYS Fund Services
     Attn: T.A. Operations
     3435 Stelzer Road, Columbus, OH 43219.

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.

                                   Questions?
                           Call 1-800-451-8382 or your
                           investment representative.

->

Shareholder Information

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:
Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:
Your name
Your confirmation number

After instructing your bank to wire payment, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.
--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

     o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

     o    Your bank name, address and account number;

     o    The amount you wish to invest automatically (minimum $100);

     o How often you want to invest (every month, 4 times a year, twice a year or once a year);

     o    Attach a voided personal check.

To invest regularly from your paycheck or government check:
Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

->

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------
Withdrawing Money From Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when after your sell order is received by you request a withdrawal in cash. This is also known as redeeming the Fund, its transfer agent, or your shares or a redemption of shares.
--------------------------------------------------------------------------------

Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

     1. Call 1-800-451-8382 with instructions as to how you wish to receive your proceeds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)

By mail

     1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:

          o    your Fund and account number

          o    amount you wish to redeem

          o    address where your check should be sent

          o    account owner signature.

     2.   Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares -- Redemptions in Writing Required" below).

     1.   See instruction 1 above.

     2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

->

Shareholder Information

Selling Your Shares
continued

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

You must indicate this option on your application. Your bank must participate in the ACH and must be a U.S. bank.

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o    Include a voided personal check.

o    Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

->

Shareholder Information

General Policies On Selling Shares

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

     o    The check is not being mailed to the address on your account; or

     o    The check is not being made payable to the owner of the account.

     o You are requesting a redemption with electronic or wire transfer payment and have not previously established this option on your account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

->

Shareholder Information

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you may pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

Undeliverable or Uncashed Checks

If redemption or distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, the check may be canceled and the money reinvested into your account at the then current NAV. If the uncashed or undeliverable check is for a cash distribution, your account may be changed automatically so that all future distributions are reinvested in your account.

->

--------------------------------------------------------------------------------
Reinstatement Privilege

If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.
--------------------------------------------------------------------------------

Shareholder Information

Shareholder Servicing Fees

Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. Shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund. Class A Shares do not pay a 12b-1 fee.

Short-Term Trading

Short-term trading by Equity, Hybrid and Bond Fund shareholders may adversely affect these Funds by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the AmSouth Funds charge a 2.00% redemption fee on Shares of the Equity, Hybrid and Bond Funds exchanged or redeemed within 30 days of purchase. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

->

Shareholder Information

Exchanging Your Shares

You can exchange your shares in the Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

     o    Your name and telephone number;

     o    The exact name on your account and account number;

     o    Taxpayer identification number (usually your Social Security number);

     o    Dollar value or number of shares to be exchanged;

     o    The name of the Fund from which the exchange is to be made;

     o    The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.

Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

     o    Complete the appropriate section of the Account Application.

     o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

Notes On Exchanges

     o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

     o The registration and tax identification numbers of the two accounts must be identical.

     o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

     o Be sure to read carefully the prospectus of any Fund into which you wish to exchange shares.

     o To prevent disruption in the management of the AmSouth Funds, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the same AmSouth Fund during a calendar year.

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20

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

You will normally have to pay federal income tax, and any state or local income taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated as capital gain dividends are taxable as long-term capital gains. For taxable years beginning on or before December 31, 2008, distributions of ordinary dividends to the Fund's non-corporate shareholders may be treated as "qualified dividend income", which is taxed at reduced rates, if such distributions are derived from, and designated by the Fund as, "qualified dividend income" and provided that holding period and other requirements are met at both the shareholder and fund level. "Qualified dividend income" generally is income derived from dividends of U.S. corporations, "qualified foreign corporations", and certain other foreign corporations. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December. Also, distributions are taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid for your Fund Shares.)

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes the Fund pays. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate its recognition of ordinary income and may affect the timing or amount of its distributions.

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's shares. Any gain resulting from the redemption or exchange of your Fund shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange before December 31, 2008, of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's Advisor and Sub-Advisors do not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

->

Shareholder Information

Back-Up Withholding

The Fund is required in certain circumstances to apply backup withholding on distributions and redemption proceeds otherwise payable to any noncorporate shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or, in the case of distributions, who is otherwise subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010.

For more information about taxes, please consult the Statement of Additional Information.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

->

[LOGO] Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2004, both of which are available free of charge upon request (see back cover).

->

Other Information About the Fund                            Financial Highlights

TREASURY RESERVE MONEY MARKET FUND -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                                  Less
                                      Net Asset                 Dividends   Net Asset
                                        Value,        Net       from Net      Value
                                      Beginning   Investment   Investment      End
                                      of Period     Income       Income     of Period
                                      ----------  -----------  ----------   -----------
TREASURY RESERVE MONEY MARKET FUND
   Year Ended July 31, 2004            $ 1.000       0.002       (0.002)     $ 1.000
   Year Ended July 31, 2003            $ 1.000       0.006       (0.006)     $ 1.000
   Year Ended July 31, 2002            $ 1.000       0.015       (0.015)     $ 1.000
   Year Ended July 31, 2001            $ 1.000       0.048       (0.048)     $ 1.000
   Period Ended July 31, 2000 (a)      $ 1.000       0.030       (0.030)     $ 1.000
   Year Ended December 31, 1999        $ 1.000       0.043       (0.043)     $ 1.000

                                                Ratios (to average net assets)/Supplemental Data
                                      ----------------------------------------------------------------
                                         Total                                                  Net
                                        Return                                Expenses        Assets,
                                      (Excluding      Net                     (before         End of
                                         Sales     Investment      Net       Reductions/      Period
                                        Charge)      Income     Expenses   Reimbursements)    (000's)
                                      ----------   ----------   --------   ---------------   ---------
TREASURY RESERVE MONEY MARKET FUND
   Year Ended July 31, 2004              0.25%        0.26%       0.77%         1.02%        $  72,929
   Year Ended July 31, 2003              0.56%        0.60%       0.84%         1.01%        $  46,753
   Year Ended July 31, 2002              1.53%        1.54%       0.79%         0.96%        $  98,582
   Year Ended July 31, 2001              4.95%        4.90%       0.72%         0.95%        $  99,777
   Period Ended July 31, 2000 (a)        3.07%@       5.21%@@     0.65%@@       0.86%@@      $ 143,901
   Year Ended December 31, 1999          4.38%        4.28%       0.60%         0.70%        $ 143,208

  @  Not annualized.

 @@  Annualized.

(a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.

[AMSOUTH FUNDS(R) LOGO]
   3435 Stelzer Road
  Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                      AmSouth Funds
                      3435 Stelzer Road
                      Columbus, Ohio 43219
                      Telephone: 1-800-451-8382
                      Internet: http://www.amsouthfunds.com

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o    Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

[AMSOUTH FUNDS(R) LOGO] 3435 Stelzer Road
                        Columbus, OH 43219   www.amsouthfunds.com

[AMSOUTH FUNDS(R) LOGO] 3435 Stelzer Road
                        Columbus, OH 43219   www.amsouthfunds.com   ASO120103-AB

                                        AMSOUTH FUNDS
                                        AMSOUTH PRIME MONEY
                                           MARKET FUND
                                        INVESTOR GUIDE AND PROSPECTUS

                                           CLASS A SHARES
                                           CLASS B SHARES

[AMSOUTH FUNDS(R) LOGO]                                         DECEMBER 1, 2004

[AMSOUTH FUNDS(R) LOGO]

                     Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

     o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

     o Account history, including information about the transactions and balances in a customer's account(s); and

     o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

     o    If you request or authorize the disclosure of the information.

     o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

     o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.

     (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.

                           Not part of the prospectus

                                           AMSOUTH FUNDS
                                           AMSOUTH PRIME MONEY
                                              MARKET FUND
                                           PROSPECTUS

                                              CLASS A SHARES
                                              CLASS B SHARES

As with all mutual funds, the Securities
and Exchange Commission has not approved
or disapproved these Fund shares or
determined whether this prospectus is
truthful or complete. Any representation                        DECEMBER 1, 2004
to the contrary is a criminal offense.

AmSouth Funds                            Table of Contents

                                     Description of the Fund -- Objectives,
                      [LOGO]         Risk/Return and Expenses
--------------------------------------------------------------------------------
Carefully review this important           2   Overview
section, which summarizes the             3   AmSouth Money Market Funds
Fund's investments, risks, past           4   AmSouth Prime Money Market Fund
performance, and fees.

                      [LOGO]         Additional Investment Strategies and Risks
--------------------------------------------------------------------------------
Review this section for additional        7   Investment Strategies
information on investment                 7   Investment Risks
strategies and investment practices
and their risks.

                      [LOGO]         Fund Management
--------------------------------------------------------------------------------
Review this section for details on        9   The Investment Advisor
the people and organizations who          9   Portfolio Manager
provide services to the Fund.             9   The Distributor and Administrator

                      [LOGO]         Shareholder Information
--------------------------------------------------------------------------------
Review this section for details on       10   Choosing a Share Class
how shares are valued, how to            11   Pricing of Fund Shares
purchase, sell and exchange shares,      12   Purchasing and Adding to Your
related charges and payments of                  Shares
dividends and distributions.             16   Selling Your Shares
                                         18   General Policies on Selling Shares
                                         19   Distribution Arrangements/Sales
                                                 Charges
                                         21   Distribution and Service (12b-1)
                                                 Fees and Shareholder Servicing
                                                 Fees
                                         22   Exchanging Your Shares
                                         23   Dividends, Other Distributions and
                                                 Taxes

                      [LOGO]         Other Information About The Fund
--------------------------------------------------------------------------------
                                         25   Financial Highlights

[LOGO] Description of the Fund -- Objectives, Risk/Return and Expenses       Overview

The Fund The AmSouth Prime Money Market Fund (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares and Class B Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                      The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                      The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets where these securities trade.

                      Although the Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the Federal Deposit Insurance Corporation or any other government agency.

                      The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                      The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.
->

                                                                                  AmSouth
Description of the Fund -- Objectives, Risk/Return and Expenses        Money Market Funds

                      The Fund is one of four AmSouth Money Market Funds. The AmSouth Money Market Funds seek current income with liquidity and stability of principal by investing primarily in short-term debt securities. The Fund seeks to maintain a stable price of $1.00 per share.

Who May Want to       Consider investing in the Fund and other AmSouth Money
Invest                Market Funds if you are:

                          o    seeking preservation of capital

                          o    investing short-term reserves

                          o willing to accept lower potential returns in exchange for a higher degree of safety

                      The Fund and other AmSouth Money Market Funds may not be appropriate if you are:

                          o    seeking high total return

                          o pursuing a long-term goal or investing for retirement

->

                                                                           AmSouth Prime
Description of the Fund -- Objectives, Risk/Return and Expenses        Money Market Fund

                      Risk/Return Summary

Investment Objective  The Fund seeks current income with liquidity and stability of principal.

Principal             The Fund invests only in U.S. dollar-denominated,
Investment            "high-quality" short-term debt securities, including the
Strategies            following:

                          o Obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities

                          o Certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches

                          o Domestic and foreign commercial paper and other short-term corporate debt obligations, including those with floating or variable rates of interest

                          o Obligations issued or guaranteed by one or more foreign governments or their agencies or instrumentalities, including obligations of supranational entities

                          o    Asset-backed securities

                          o Repurchase agreements collateralized by the types of securities listed above

                      The Fund invests in securities issued by: (i) the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), the Student Loan Marketing Association ("SLMA") and the Federal Home Loan Banks ("FHLBs"), which are supported by the right of the issuer to borrow from the U.S. Treasury, and (ii) the Federal Farm Credit Banks ("FFCBs") and the Tennessee Valley Authority, which are supported only by the credit of the issuer. The Fund also invests in mortgage-related securities issued by nongovernmental entities which are rated, at the time of purchase, in one of the four highest rating categories by a nationally recognized statistical rating organization ("NRSRO") or, if unrated, determined by its Advisor to be of comparable quality. "High-quality" debt securities are those obligations which, at the time of purchase, (i) possess the highest short-term rating from at least two NRSROs (for example, commercial paper rated "A-1" by S&P and "P-1" by Moody's Investors Service, Inc. ("Moody's") or one NRSRO if only rated by one NRSRO or (ii) if unrated, are determined by the Advisor to be of comparable quality.

                      When selecting securities for the Fund's portfolio, the Advisor first considers safety of principal and the quality of an investment. The Advisor then focuses on generating a high level of income. The Advisor generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund's interest rate sensitivity target and which the Advisor believes to be the best relative values.

                      The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

                      For a more complete description of the securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 7 or consult the SAI.

Principal             Your investment in the Fund may be subject to the
Investment Risks      following principal risks:

                      Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

                      Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security's rating, the greater its credit risk.

                      Certain securities issued by agencies and instrumentalities of the U.S. government in which the Fund may invest are backed by the full faith and credit of the U.S. government, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, by the credit of the issuing agency, instrumentality or corporation, or by the U.S. in some other way.

                      For more information about these risks, please see the Additional Investment Strategies and Risks on page 7.
->

                                                                           AmSouth Prime
Description of the Fund -- Objectives, Risk/Return and Expenses        Money Market Fund

The bar chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it shows the Fund's performance over time. Of course, past performance does not indicate how the Fund will perform in the future.

                 Performance Bar Chart and Table
                 Year-By-Year Total Returns as of 12/31
                 for Class A Shares(1),(2)

[GRAPH]

The Fund's total return from 1/1/04 to 9/30/04 was 0.30%.

The returns for Class B Shares will differ from the Class A Shares' returns shown on the bar chart because of differences in the expenses of each class. The table below assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

Best quarter:    1.48%  12/31/00
Worst quarter:   0.08%  12/31/03

->

Average Annual Total Returns
(for the periods ending
December 31, 2004)(1)

                                                          1       5       10
                                                         Year   Years   Years
--------------------------------------------------------------------------------
Class A Shares(2)                                        0.39%  2.98%   3.88%
--------------------------------------------------------------------------------
Class B Shares(3)
   (with applicable Contingent Deferred Sales Charge)    0.20%  2.31%    N/A
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends. For current performance information, call 1-800-451-8382.

(2) Performance for the Class A Shares, which were first offered on 4/1/96, is based on the historical performance of the Class I Shares prior to that date.

(3) Class B Shares were first offered on 6/15/98.

As of December 31, 2004, the Fund's 7-day yield for Class A Shares and Class B Shares was 0.30% and 0.15%, respectively. Without fee waivers and expense reimbursements, the Fund's yield would have been 0.12% for Class A Shares and -0.63% for Class B Shares, for this time period. For current yield information on the Fund, call 1-800-451-8382. The Fund's yield appears in The Wall Street Journal each Thursday that it is published.

                                                                           AmSouth Prime
Description of the Fund -- Objectives, Risk/Return and Expenses        Money Market Fund

As an investor in the Prime Money Market Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

--------------------------------------------------------------------------------
Contingent Deferred Sales Charge

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.
--------------------------------------------------------------------------------

                                Fees and Expenses

Shareholder Transaction Expenses        Class A   Class B
   (expenses paid by you directly)(1)   Shares    Shares

Maximum Sales Charge
   (Load) on Purchases                   None     None
----------------------------------------------------------
Maximum Deferred Sales
   Charge (Load)                         None     5.00%(2)
----------------------------------------------------------
Redemption Fee(3)                        None     None

Annual Fund Operating Expenses          Class A   Class B
   (fees paid from Fund assets)         Shares    Shares

Management Fee                           0.40%    0.40%
----------------------------------------------------------
Distribution and/or Service
   (12b-1) Fee                           None     0.75%
----------------------------------------------------------
Other Expenses(4)                        0.50%    0.50%
----------------------------------------------------------
Total Fund Operating Expenses(4)    0.90%     1.65%

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) For former Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC as follows: 4%, 3%, 3%, 2%, 2%, 1%, 0%. For all other Class B Shares held continuously, the CDSC declines over a six-year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.

(3) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(4) Other expenses are being limited to 0.38% for Class A Shares and 0.22% for Class B Shares. Total expenses after fee waivers and expense reimbursements for Class A Shares are 0.78% and for Class B Shares are 0.93%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o    $10,000 investment

     o    5% annual return

     o    redemption at the end of each period

     o    no changes in the Fund's operating expenses

Because actual returns and operating expenses will be different, this example is for comparison only.

                                 Expense Example

                           1       3        5         10
                          Year   Years    Years     Years

Class A Shares           $  92   $ 287   $   498   $ 1,108
----------------------------------------------------------
Class B Shares
Assuming redemption      $ 668   $ 820   $ 1,097   $ 1,754
Assuming no redemption   $ 168   $ 520   $   897   $ 1,754
----------------------------------------------------------

->

[LOGO] Additional Investment Strategies and Risks

As a fundamental policy, the Fund will invest only in U.S. dollar-denominated, "high quality" short-term debt securities. "High quality" debt securities are those obligations, which at the time of purchase, (1) possess the highest short-term rating from at least two NRSROs, or one NRSRO if only rated by one NRSRO, or (2) if unrated, are determined by the Advisor to be of comparable quality. The Fund's investments include securities issued by: (i) FNMA, FHLMC and FHLBs, which are supported by the right of the issuer to borrow from the U.S. Treasury; and (ii) FFCB and TVA, which are supported only by the credit of the issuer. The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

To manage its daily cash positions, each Fund also may invest in securities issued by investment companies that invest in short-term debt securities and seek to maintain a net asset value of $1.00, including AmSouth Money Market Funds (pursuant to an SEC exemptive order).

->

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques and risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by GNMA, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA, FHLMC, the Student Loan Mortgage Association and the Federal Home Loan Banks, by the credit of the issuing agency, such as securities issued by the Federal Farm Credit Banks and the Tennessee Valley Authority or by the U.S. government in some other way.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Investment Company Risk. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

->

Additional Investment Strategies and Risks

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Prepayment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay -- higher yielding bonds before their stated maturity. Changes in prepayment rates can result in greater price and yield volatility. Prepayments and calls generally accelerate when interest rates decline. When mortgage and other obligations are prepaid or called, the Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, the Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code of 1986, as amended (the "Code"), which would cause adverse tax consequences.

->

Additional Specific Risks

In addition to the risks discussed above, the Fund's investments may also be subject to the following risks based on the Fund's use of certain investments and investment techniques as indicated for each risk. More information regarding the different investments and investment techniques is available in the Fund's SAI.

Leverage Risk. (call options, futures and related options, put options, repurchase agreements, reverse repurchase agreements, securities lending)

The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Political Risk. (American and global depositary receipts, foreign securities, municipal securities) The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

->

Additional Investment Strategies and Risks

Regulatory Risk. (Asset-backed securities, mortgage-backed securities) The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor for the Fund. As of July 31, 2004, AAMI had over $9.7 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of September 30, 2003, AmSouth Bank had $15.3 billion in assets under discretionary management and provided custody services for an additional $11.2 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of September 30, 2004 of $49.8 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program.

For these advisory services, the Fund paid the Advisor a fee of 0.35% of the average daily net assets of the Fund during the fiscal year ended July 31, 2004.

->

Portfolio Manager

Investment decisions for the Fund are made by a team of the Advisor's portfolio managers, and no person is primarily responsible for making recommendations to the team.

->

The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares (the "Distributor"). BISYS and the Advisor may, from time to time, directly or through an affiliate, use their fee revenue, past profits, or other revenue sources, without limitation, to pay promotional, administrative, shareholder support, and other expenses to third parties, including broker-dealers, in connection with the offer, sale and administration of shares of the Funds.

For more detailed information about the Advisor and other service providers, please see the SAI.

->

[LOGO] Shareholder Information

Choosing a Share Class

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

o    No front-end sales charges.

o    Shareholder servicing fees of 0.25% of average daily net assets.

Class B Shares

o    No front-end sales charge; all your money goes to work for you right away.

o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. The Fund bears a distribution fee (also called a 12b fee) of 0.75%.

o    A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o Maximum investment for all Class B purchases by a shareholder for a Fund's shares: $99,999.

o Because 12b-1 fees are paid on an ongoing basis for eight years, Class B shareholders could end up paying more expenses over the long term than if they had purchased Class A Shares on paid a front-end sales charge.

For actual past expenses of each share class, see the specific information provided in this prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

->

Shareholder Information

Pricing of Fund Shares

--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                      NAV =
                           Total Assets -- Liabilities
                           ---------------------------
                                Number of Shares
                                   Outstanding

NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------

The per share NAV for the Fund is determined and its shares are priced on each day the Federal Reserve Bank of New York is open. The NAV for the Fund is determined at 2:00 p.m. Eastern time On any day that the Bond Markets close early, such as days in advance of holidays or in the event of an emergency, the Funds reserve the right to advance the time the NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. On days when the Federal Reserve Bank of New York is closed, each Fund may elect to be open, in its discretion if it is determined to be in shareholders' best interests,

Orders received by the Fund prior to 2:00 p.m. Eastern time will earn dividends that business day. Orders received after 2:00 p.m. Eastern time but before the close of regular trading on the NYSE will earn dividends on the following business day.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received. This is what is known as the offering price.

The Fund uses the amortized cost method of valuing its investments, which does not take into account unrealized gains or losses. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

->

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

Additionally, banks, brokers and other financial institutions and representatives may use shares of the Fund in "sweep" programs whereby the accounts of a participating customer of the financial institution or representative are automatically "swept" into shares of the Fund or another AmSouth Money Market Fund. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:

o    Name;

o    Date of birth (for individuals);

o Residential or business street address (although post office boxes are still permitted for mailing); and

o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Securities Valuation

The Fund values equity securities daily at their latest available sales price, or absent such a price, by reference to the latest available bid and asked prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued at the Nasdaq Official Closing Price provided by the Nasdaq each business day. For fixed income securities, the Fund use valuations furnished by pricing services approved by the Board and that use both dealer-supplied valuations and electronic and matrix techniques. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in investment companies are valued at their net asset values as reported by such companies. The prospectuses for the registered investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

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12

Shareholder Information

Securities and other assets for which market quotations are not readily available are valued at their fair value as determined pursuant to procedures established by the Board ("fair value pricing"). In addition, fair value pricing may be used to determine the value of a portfolio security if there has been a "significant event," which, under the Fund's procedures is an event that has materially affected the value of the security. When determining whether a significant event has occurred there must be a reasonably high degree of certainty that an event actually has caused the closing market price of the securities to no longer reflect their value at the time set for the Fund's NAV calculation.

Fair value pricing generally will be used if the exchange on which a portfolio security is principally traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's NAV calculation. Fair value pricing also may be used when: (1) governmental actions affect securities in one sector, country or region in a particular way, (2) natural disasters or armed conflicts affect a country or region, or (3) there are significant domestic or foreign market fluctuations.

The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board's designee instead of being determined by market prices. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Board has approved the use of FT Interactive Data Corporation to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events.

                                                Minimum
                            Minimum Initial   Subsequent
Account type                  Investment      Investment

Class A or Class B
--------------------------------------------------------
Regular*                        $ 1,000          $   0
--------------------------------------------------------
Automatic Investment Plan       $   250          $ 100
--------------------------------------------------------

* Employees of AmSouth Bank, BISYS Fund Services and their affiliates are subject to a $100.00 minimum initial investment in AmSouth Funds.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

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                                                                              13

Shareholder Information

Instructions For Opening Or Adding To An Account - Class A Shares And Class B Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. To purchase directly with the Fund, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.   Make check payable to "AmSouth Funds."

3.   Mail to: AmSouth Funds
     P.O. Box 182733
     Columbus, OH 43218-2733

Subsequent Investment:

1. Use the investment slip attached to your account statement. Or, if unavailable,

2.   Include the following information on a piece of paper:

     o    AmSouth Funds/Fund name

     o    Share class

     o    Amount invested

     o    Account name

     o    Account number.

     Include your account number on your check.

3.   Mail to: AmSouth Funds
     P.O. Box 182733
     Columbus, OH 43218-2733

By Overnight Service

See instructions 1-2 above for subsequent investments.

3.   Send to: AmSouth Funds
     c/o BISYS Fund Services
     Attn: T.A. Operations
     3435 Stelzer Road
     Columbus, OH 43219

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.

                                   Questions?
                           Call 1-800-451-8382 or your
                           investment representative.

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14

Shareholder Information

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:
Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:
Your name
Your confirmation number

After instructing your bank to wire payment, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.
--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------
Automatic Investment Plan

You can make automatic investments in the Fund from your bank account. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

     o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

     o    Your bank name, address and account number;

     o    The amount you wish to invest automatically (minimum $100);

     o How often you want to invest (every month, 4 times a year, twice a year or once a year);

     o    Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

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                                                                              15

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------
Withdrawing Money From Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
--------------------------------------------------------------------------------

Contingent Deferred Sales Charge

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

     1. Call 1-800-451-8382 with instructions as to how you wish to receive your proceeds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)

By mail

     1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:

          o    your Fund and account number

          o    amount you wish to redeem

          o    address where your check should be sent

          o    account owner signature.

     2.   Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares -- Redemptions in Writing Required" below).

     1.   See instruction 1 above.

     2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

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16

Shareholder Information

Selling Your Shares
(continued)

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

You must indicate this option on your application. Your bank must participate in the ACH and must be a U.S. bank.

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Redemption By Check Writing

You may write checks in amounts of $1,000 or more on your account in the Fund. To obtain checks, complete the signature card section of the account application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. The check writing feature may be modified or terminated upon 30 days' written notice. You must maintain the minimum required account balance in the Prime Money Market Fund of $1,000 and you may not close your Fund account by writing a check.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o    Include a voided personal check.

o    Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

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                                                                              17

Shareholder Information

General Policies On Selling Shares

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

     o    The check is not being mailed to the address on your account; or

     o    The check is not being made payable to the owner of the account.

     o You are requesting a redemption with electronic or wire transfer payment and have not previously established this option on your account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

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18

Shareholder Information

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Uncashed Checks

If redemption or distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, the check may be canceled and the money reinvested into your account at the then current NAV. If the uncashed or undeliverable check is for a cash distribution, your account may be changed automatically so that all future distributions are reinvested in your account.

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Distribution Arrangements/Sales Charges

Class A Shares

Class A Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares.

Class B Shares

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge ("CDSC") at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

   Years        CDSC as a % of
   Since        Dollar Amount
  Purchase    Subject to Charge*

    0-1             5.00%
    1-2             4.00%
    2-3             3.00%
    3-4             3.00%
    4-5             2.00%
    5-6             1.00%
more than 6         None

Short-Term Trading

Short-term trading by Equity, Hybrid or Bond Fund shareholders may adversely affect those Funds by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the AmSouth Funds charge a 2.00% redemption fee on Shares of the Equity, Hybrid and Bond Funds exchanged or redeemed within 30 days of purchase. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

Shareholder Information

Distribution Arrangements/Sales Charges
(continued)

Conversion Feature -- Class B Shares

     o Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.*

     o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.

     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

     o If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another AmSouth Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.

     o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the Fund after seven years from the end of the month of purchase.

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--------------------------------------------------------------------------------
Reinstatement Privilege

If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.
--------------------------------------------------------------------------------

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class B Shares

The CDSC will be waived under certain circumstances, including the following:

     o Redemptions from accounts following the death or disability of a shareholder.

     o    Returns of excess contributions to retirement plans.

     o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.

     o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.

     o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2.

->

Distribution and Service (12b-1) Fees and Shareholder Servicing Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

     o The 12b-1 and shareholder servicing fees vary by share class as follows:

          o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.

          o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.

          o The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

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                                                                              21

Shareholder Information

Exchanging Your Shares

You can exchange your shares in the Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

     o    Your name and telephone number;

     o    The exact name on your account and account number;

     o    Taxpayer identification number (usually your Social Security number);

     o    Dollar value or number of shares to be exchanged;

     o    The name of the Fund from which the exchange is to be made;

     o    The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.

Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the AmSouth Funds at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange.

     o    Complete the appropriate section of the Account Application.

     o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the AmSouth Fund whose shares you are buying.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

Notes On Exchanges

     o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

     o The registration and tax identification numbers of the two accounts must be identical.

     o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

     o Be sure to read carefully the prospectus of any Fund into which you wish to exchange shares.

     o To prevent disruption in the management of the AmSouth Funds, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the same AmSouth Fund during a calendar year.

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22

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

You will normally have to pay federal income tax, and any state or local income taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated as capital gain dividends are taxable as long-term capital gains. For taxable years beginning on or before December 31, 2008, distributions of ordinary dividends to the Fund's non-corporate shareholders may be treated as "qualified dividend income", which is taxed at reduced rates, if such distributions are derived from, and designated by the Fund as, "qualified dividend income" and provided that holding period and other requirements are met at both the shareholder and fund level. "Qualified dividend income" generally is income derived from dividends of U.S. corporations, "qualified foreign corporations", and certain other foreign corporations. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December. Also, distributions are taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid for your Fund Shares.)

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes the Fund pays. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate its recognition of ordinary income and may affect the timing or amount of its distributions.

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's shares. Any gain resulting from the redemption or exchange of your Fund shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange before December 31, 2008, of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's Advisor and Sub-Advisor does not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

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                                                                              23

Shareholder Information

Back-Up Withholding

The Fund is required in certain circumstances to apply backup withholding on distributions and redemption proceeds otherwise payable to any noncorporate shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or, in the case of distributions, who is otherwise subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010.

For more information about taxes, please consult the SAI.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

->

[LOGO] Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2004, both of which are available free of charge upon request (see back cover).

->

Other Information About the Fund                            Financial Highlights

PRIME MONEY MARKET FUNDS -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                          Less
                              Net Asset                 Dividends   Net Asset
                                Value,        Net       from Net      Value
                              Beginning   Investment   Investment      End
                              of Period     Income       Income     of Period
                              ---------   ----------   ----------   ---------
PRIME MONEY MARKET FUND
   Year Ended July 31, 2004    $ 1.000       0.003       (0.003)     $ 1.000
   Year Ended July 31, 2003    $ 1.000       0.006       (0.006)     $ 1.000
   Year Ended July 31, 2002    $ 1.000       0.015       (0.015)     $ 1.000
   Year Ended July 31, 2001    $ 1.000       0.049       (0.049)     $ 1.000
   Year Ended July 31, 2000    $ 1.000       0.051       (0.051)     $ 1.000

                                      Ratios (to average net assets)/Supplemental Data
                              ----------------------------------------------------------------
                                 Total                                                  Net
                                Return                                 Expenses       Assets,
                              (Excluding       Net                     (before         End of
                                 Sales     Investment      Net       Reductions/       Period
                                Charge)      Income     Expenses   Reimbursements)    (000's)
                              ----------   ----------   --------   ---------------   ---------
PRIME MONEY MARKET FUND
   Year Ended July 31, 2004      0.31%        0.31%       0.79%         0.97%        $ 436,063
   Year Ended July 31, 2003      0.63%        0.64%       0.80%         0.97%        $ 439,061
   Year Ended July 31, 2002      1.53%        1.53%       0.79%         0.94%        $ 551,767
   Year Ended July 31, 2001      5.03%        4.96%       0.77%         0.94%        $ 564,977
   Year Ended July 31, 2000      5.20%        5.35%       0.75%         0.94%        $ 645,275

Other Information About the Fund                            Financial Highlights

PRIME MONEY MARKET FUNDS -- B SHARES Selected data for a share outstanding throughout the period indicated.

                                                          Less
                              Net Asset                 Dividends   Net Asset
                                Value,        Net       from Net      Value
                              Beginning   Investment   Investment      End
                              of Period     Income       Income     of Period
                              ---------   ----------   ----------   ------------
PRIME MONEY MARKET FUND
   Year Ended July 31, 2004    $ 1.000       0.002      (0.002)      $ 1.000
   Year Ended July 31, 2003    $ 1.000       0.003      (0.003)      $ 1.000
   Year Ended July 31, 2002    $ 1.000       0.008      (0.008)      $ 1.000
   Year Ended July 31, 2001    $ 1.000       0.042      (0.042)      $ 1.000
   Year Ended July 31, 2000    $ 1.000       0.042      (0.042)      $ 1.000

                                   Ratios (to average net assets)/Supplemental Data
                              ----------------------------------------------------------
                                                                                   Net
                                                                   Expenses      Assets,
                                           Net                     (before        End of
                               Total   Investment      Net       Reductions/      Period
                              Return     Income     Expenses   Reimbursements)   (000's)
                              ------   ----------   --------   ---------------   -------
PRIME MONEY MARKET FUND
   Year Ended July 31, 2004    0.16%      0.16%       0.94%         1.72%        $ 3,175
   Year Ended July 31, 2003    0.26%      0.26%       1.18%         1.72%        $ 3,567
   Year Ended July 31, 2002    0.77%      0.71%       1.54%         1.69%        $ 3,891
   Year Ended July 31, 2001    4.25%      3.75%       1.52%         1.69%        $ 1,908
   Year Ended July 31, 2000    4.31%      4.35%       1.61%         1.69%        $   727

[AMSOUTH FUNDS(R) LOGO]

3435 Stelzer Road
Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                   AmSouth Funds
                   3435 Stelzer Road
                   Columbus, Ohio 43219
                   Telephone: 1-800-451-8382
                   Internet: http://www.amsouthfunds.com

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o    For a fee, by writing the Public Reference Section of the SEC, Washington,

                                        AMSOUTH FUNDS
                                        AMSOUTH TAX-EXEMPT MONEY
                                           MARKET FUND
                                        INVESTOR GUIDE AND PROSPECTUS

                                           CLASS A SHARES

[AMSOUTH FUNDS(R) LOGO]                                         DECEMBER 1, 2004

[AMSOUTH FUNDS(R) LOGO]

                     Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

     o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

     o Account history, including information about the transactions and balances in a customer's account(s); and

     o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

     o    If you request or authorize the disclosure of the information.

     o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

     o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.

     (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.

                           Not part of the prospectus

                                        AMSOUTH FUNDS
                                        AMSOUTH TAX-EXEMPT MONEY
                                           MARKET FUND
                                        PROSPECTUS

                                           CLASS A SHARES

As with all mutual funds, the Securities
and Exchange Commission has not approved
or disapproved these Fund shares or                             DECEMBER 1, 2004
determined whether this prospectus is
truthful or complete. Any representation to the contrary is a criminal offense.

AmSouth Funds                            Table of Contents

                                     Description of the Fund -- Objectives,
                      [LOGO]         Risk/Return and Expenses
--------------------------------------------------------------------------------
Carefully review this important           2  Overview
section, which summarizes the             3  AmSouth Money Market Funds
Fund's investments, risks, past           4  AmSouth Tax-Exempt Money Market
performance, and fees.                          Fund

                      [LOGO]         Additional Investment Strategies and Risks
--------------------------------------------------------------------------------
Review this section for additional
information on investment                 7  Investment Risks
strategies and investment practices       8  Additional Specific Risks
and their risks.

                      [LOGO]         Fund Management
--------------------------------------------------------------------------------
Review this section for details on        9  The Investment Advisor
the people and organizations who          9  Portfolio Manager
provide services to the Fund.             9  The Distributor and Administrator

                      [LOGO]         Shareholder Information
--------------------------------------------------------------------------------
Review this section for details on       10  Choosing a Share Class
how shares are valued, how to            11  Pricing of Fund Shares
purchase, sell and exchange shares,      12  Purchasing and Adding to Your
related charges and payments of                 Shares
dividends and distributions.             16  Selling Your Shares
                                         18  General Policies on Selling Shares
                                         19  Shareholder Servicing Fees
                                         20  Exchanging Your Shares
                                         21  Dividends, Other Distributions and
                                                Taxes

                      [LOGO]         Other Information About The Fund
--------------------------------------------------------------------------------
                                         23  Financial Highlights

[LOGO]  Description of the Fund -- Objectives, Risk/Return and Expenses      Overview

The Fund The AmSouth Tax-Exempt Money Market Fund (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                      The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                      The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets where these securities trade.

                      Although the Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the Federal Deposit Insurance Corporation or any other government agency.

                      The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                      The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

->

                                                                                  AmSouth
Description of the Fund -- Objectives, Risk/Return and Expenses        Money Market Funds

                      The Fund is one of four AmSouth Money Market Funds. The AmSouth Money Market Funds seek current income with liquidity and stability of principal by investing primarily in short-term debt securities. The Fund seeks to maintain a stable price of $1.00 per share.

Who May Want          Consider investing in the Fund and other AmSouth Money
to Invest             Market Funds if you are:

                          o    seeking preservation of capital

                          o    investing short-term reserves

                          o willing to accept lower potential returns in exchange for a higher degree of safety

                          o in the case of the Tax-Exempt Money Market Fund, seeking federal tax-exempt income

                      The Fund and other AmSouth Money Market Funds may not be appropriate if you are:

                          o    seeking high total return

                          o pursuing a long-term goal or investing for retirement

->

                                                                       AmSouth Tax-Exempt
Description of the Fund -- Objectives, Risk/Return and Expenses         Money Market Fund

                      Risk/Return Summary

Investment Objective  The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with the preservation of capital and relative stability of principal.

Principal             The Fund invests primarily in short-term municipal
Investment            securities that provide income that is exempt from federal
Strategies            income tax and is not a tax preference item for purposes
                      of the federal alternative minimum tax. Short-term municipal securities are debt obligations, such as bonds and notes, issued by states, territories, and possessions of the United States and their political subdivisions, agencies, and instrumentalities, which generally have remaining maturities of one year or less. Municipal securities purchased by the Fund may include rated and unrated variable and floating rate tax-exempt notes which may have a stated maturity in excess of one year but which will be subject to a demand feature permitting the Fund to demand payment within a year. The Fund may also invest up to 10% of its total assets in the securities of money market mutual funds that invest primarily in obligations exempt from federal income tax.

                      When selecting securities for the Fund's portfolio, the Advisor first considers safety of principal and the quality of an investment. The Advisor then focuses on generating a high level of income. The Advisor generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund's interest rate sensitivity target and that the Advisor believes to be the best relative values.

                      The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

                      The Fund may invest in certain other short-term debt securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 7 or consult the SAI.

Principal             Your investment in the Fund may be subject to the
Investment Risks      following principal risks:

                      Interest Rate Risk: The possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

                      Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security's rating, the greater its credit risk.

                      Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

                      For more information about these risks, please see the Additional Investment Strategies and Risks on page 7.

->

                                                                       AmSouth Tax-Exempt
Description of the Fund -- Objectives, Risk/Return and Expenses         Money Market Fund

The bar chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it shows the Fund's performance over time. Of course, past performance does not indicate how the Fund will perform in the future.

                 Performance Bar Chart and Table
                 Year-By-Year Total Returns as of 12/31
                 for Class A Shares(1,2)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                            1994   2.33%
                              95   3.44%
                              96   2.95%
                              97   3.10%
                              98   2.89%
                              99   2.72%
                              00   3.35%
                              01   1.91%
                              02   0.64%
                            2003   0.34%

The Fund's total return from 1/1/04 to 9/30/04 was 0.31%.

Best quarter:    0.91%   6/30/95
Worst quarter:   0.06%   9/30/03

Average Annual Total Returns
(for the periods ending
December 31, 2003)(1)

->

                     1       5       10
                    Year   Years   Years
                    --------------------
Class A Shares(2)   0.34%  1.78%   2.36%
                    --------------------

(1) Both charts assume reinvestment of dividends. For current performance information, call 1-800-451-8382.

(2) Performance for the Class A Shares, which were first offered on 4/1/96, is based on the historical performance of the Class I Shares prior to that date.

As of December 31, 2003, the Fund's 7-day yield for Class A Shares was 0.53%. Without fee waivers and expense reimbursements, the Fund's yield would have been 0.26% for this time period. For current yield information on the Fund, call 1-800-451-8382. The Fund's yield appears in The Wall Street Journal each Thursday that it is published.

                                                                      AmSouth Tax-Exempt
Description of the Fund -- Objectives, Risk/Return and Expenses        Money Market Fund

As an investor in the Tax-Exempt Money Market Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

                                Fees and Expenses

Shareholder Transaction Expenses     Class A
(expenses paid by you directly)(1)   Shares

Maximum Sales Charge
   (Load) on Purchases                None
--------------------------------------------
Maximum Deferred Sales
   Charge (Load)                      None
--------------------------------------------
Redemption Fee(2)                     None

Annual Fund Operating Expenses       Class A
(fees paid from Fund assets)         Shares

Management Fee                        0.40%
--------------------------------------------
Distribution and/or Service
   (12b-1) Fee                        None
--------------------------------------------
Other Expenses(3)                     0.49%
--------------------------------------------
   Total Fund Operating Expenses(3)   0.89%
--------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.12% for Class A Shares. Total expenses after fee waivers and expense reimbursements for Class A Shares are 0.52%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o    $10,000 investment

     o    5% annual return

     o    no changes in the Fund's operating expenses

     o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

                                 Expense Example

                  1       3       5       10
                 Year   Years   Years    Years

Class A Shares   $ 91   $ 284   $ 493   $ 1,096
-----------------------------------------------

->

[LOGO] Additional Investment Strategies and Risks

As a fundamental policy, the Fund will invest, under normal circumstances, at least 80% of its assets in securities the income from which is exempt from federal income tax. Additionally, as a fundamental policy, under normal market conditions at least 80% of the Fund's total assets will be invested in municipal securities and in securities of money market mutual funds that invest primarily in obligations the interest on which is exempt from federal income tax. It is also a fundamental policy that the Fund may invest up to 20% of its total assets in Taxable Obligations. For temporary defensive purposes, however, the Fund may increase its short-term Taxable Obligations to over 20% of its total assets and hold uninvested cash reserves pending investment. Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit and bankers' acceptances of selected banks, and commercial paper.

The Fund will invest only in those municipal securities and other obligations that are considered by the Advisor to present minimal credit risks. In addition, investments will be limited to those obligations that, at the time of purchase,
(i) possess one of the two highest short-term ratings from a nationally recognized statistical ratings organization ("NRSRO)" in the case of single-rated securities or (ii) possess, in the case of multiple-rated securities, one of the two highest short-term ratings by at least two NRSROs; or
(iii) do not possess a rating (i.e., are unrated) but are determined by the Advisor to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by the Board.

To manage its daily cash positions, each Fund also may invest in securities issued by investment companies that invest in short-term debt securities and seek to maintain a net asset value of $1.00, including AmSouth Money Market Funds (pursuant to an SEC exemptive order).

->

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques and risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by GNMA, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA, FHLMC, the Student Loan Mortgage Association and the Federal Home Loan Banks, by the credit of the issuing agency, such as securities issued by the Federal Farm Credit Banks and the Tennessee Valley Authority or by the U.S. government in some other way.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values.Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Company Risk. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

->

Additional Investment Strategies and Risks

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code of 1986, as amended (the "Code"), which would cause adverse tax consequences.

->

Additional Specific Risks

In addition to the risks discussed above, the Fund's investments may also be subject to the following risks based on the Fund's use of certain investments and investment techniques as indicated for each risk. More information regarding the different investments and investment techniques is available in the Fund's SAI.

Leverage Risk. (call options, futures and related options, put options, repurchase agreements, reverse repurchase agreements, securities lending)

The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Management Risk. (call options, demand features, futures and related options, put options) The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Political Risk. (American and global depositary receipts, foreign securities, municipal securities) The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Regulatory Risk. (Asset-backed securities, mortgage-backed securities) The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

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8

[LOGO] Fund Management

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor for the Fund. As of July 31, 2004, AAMI had over $9.7 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of September 30, 2004, AmSouth Bank had $15.3 billion in assets under discretionary management and provided custody services for an additional $11.2 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of September 30, 2004 of $49.8 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program.

For these advisory services, the Fund paid the Advisor a fee of 0.25% of the average daily net assets of the Fund during the fiscal year ended July 31, 2004.

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Portfolio Manager

Investment decisions for the Fund are made by a team of the Advisor's portfolio managers, and no person is primarily responsible for making recommendations to the team.

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The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares (the "Distributor"). BISYS and the Advisor may, from time to time, directly or through an affiliate, use their fee revenue, past profits, or other revenue sources, without limitation, to pay promotional, administrative, shareholder support, and other expenses to third parties, including broker-dealers, in connection with the offer, sale and administration of shares of the Funds.

For more detailed information about the Advisor and other service providers, please see the SAI.

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                                                                               9

[LOGO] Shareholder Information

Choosing a Share Class

The Fund offers different classes of Fund Shares which have different expenses and other characteristics, allowing you to choose the class that best suits your needs. Only one class of Fund shares, Class A Shares, is offered in this Prospectus. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

o    No front-end sales charge; all your money goes to work for you right away.

o    Shareholder servicing fees of 0.25% of average daily net assets.

For actual past expenses of Class A Shares, see the information provided in this Prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

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10

Shareholder Information

Pricing of Fund Shares

--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                      NAV =
                           Total Assets -- Liabilities
                           ---------------------------
                                Number of Shares
                                   Outstanding

NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------

The per share NAV for the Fund is determined and its shares are priced on each day the Federal Reserve Bank of New York is open. The NAV for the Fund is determined at 12:00 p.m. Eastern time. On any day that the Bond Markets close early, such as days in advance of holidays or in the event of an emergency, the Funds reserve the right to advance the time the NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. On days when the Federal Reserve Bank of New York is closed, each Fund may elect to be open, in its discretion if it is determined to be in shareholders' best interests.

Orders received by the Fund prior to 12:00 p.m. Eastern time will earn dividends that business day. Orders received after 12:00 p.m. Eastern time but before the close of regular trading on the NYSE will earn dividends on the following business day.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received. This is what is known as the offering price.

The Fund uses the amortized cost method of valuing its investments, which does not take into account unrealized gains or losses. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

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                                                                              11

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

Additionally, banks, brokers and other financial institutions and representatives may use shares of the Fund in "sweep" programs whereby the accounts of a participating customer of the financial institution or representative are automatically "swept" into the Fund or another of the AmSouth Money Market Funds. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:

o    Name;

o    Date of birth (for individuals);

o Residential or business street address (although post office boxes are still permitted for mailing); and

o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Securities Valuation

The Fund values equity securities daily at their latest available sales price, or absent such a price, by reference to the latest available bid and asked prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued at the Nasdaq Official Closing Price provided by the Nasdaq each business day. For fixed income securities, the Fund use valuations furnished by pricing services approved by the Board and that use both dealer-supplied valuations and electronic and matrix techniques. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in investment companies are valued at their net asset values as reported by such companies. The prospectuses for the registered investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

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12

Shareholder Information

Securities and other assets for which market quotations are not readily available are valued at their fair value as determined pursuant to procedures established by the Board ("fair value pricing"). In addition, fair value pricing may be used to determine the value of a portfolio security if there has been a "significant event," which, under the Fund's procedures is an event that has materially affected the value of the security. When determining whether a significant event has occurred there must be a reasonably high degree of certainty that an event actually has caused the closing market price of the securities to no longer reflect their value at the time set for the Fund's NAV calculation.

Fair value pricing generally will be used if the exchange on which a portfolio security is principally traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's NAV calculation. Fair value pricing also may be used when: (1) governmental actions affect securities in one sector, country or region in a particular way, (2) natural disasters or armed conflicts affect a country or region, or (3) there are significant domestic or foreign market fluctuations.

The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board's designee instead of being determined by market prices. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Board has approved the use of FT Interactive Data Corporation to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events.

                                                Minimum
                            Minimum Initial   Subsequent
Account type                   Investment     Investment

Class A
--------------------------------------------------------
Regular*                        $ 1,000         $   0
--------------------------------------------------------
Automatic Investment Plan       $   250         $ 100
--------------------------------------------------------

* Employees of AmSouth Bank, BISYS Fund Services and their affiliates are subject to a $100.00 minimum initial investment in AmSouth Funds.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

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                                                                              13

Shareholder Information

Instructions For Opening Or Adding To An Account

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. To purchase directly with the Fund, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.   Make check payable to "AmSouth Funds."

3.   Mail to: AmSouth Funds
     P.O. Box 182733
     Columbus, OH 43218-2733

Subsequent Investment:

1. Use the investment slip attached to your account statement. Or, if unavailable,

2.   Include the following information on a piece of paper:

     o    AmSouth Funds/Fund name

     o    Share class

     o    Amount invested

     o    Account name

     o    Account number. Include your account number on your check.

3.   Mail to: AmSouth Funds
     P.O. Box 182733
     Columbus, OH 43218-2733

By Overnight Service

See instructions 1-2 above for initial or subsequent investments.

4.   Send to: AmSouth Funds
     c/o BISYS Fund Services
     Attn: T.A. Operations
     3435 Stelzer Road, Columbus, OH 43219.

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.

                                   Questions?
                           Call 1-800-451-8382 or your
                           investment representative.

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14

Shareholder Information

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:
Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:
Your name
Your confirmation number

After instructing your bank to wire payment, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.

--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

     o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

     o    Your bank name, address and account number;

     o    The amount you wish to invest automatically (minimum $100);

     o How often you want to invest (every month, 4 times a year, twice a year or once a year);

     o    Attach a voided personal check.

To invest regularly from your paycheck or government check: Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

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                                                                              15

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------
Withdrawing Money From Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
--------------------------------------------------------------------------------

Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

     1. Call 1-800-451-8382 with instructions as to how you wish to receive your proceeds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)

By mail

     1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:

          o    your Fund and account number

          o    amount you wish to redeem

          o    address where your check should be sent

          o    account owner signature.

     2.   Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares -- Redemptions in Writing Required" below).

     1.   See instruction 1 above.

     2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

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16

Shareholder Information

Selling Your Shares
continued

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

You must indicate this option with your application. Your bank must participate in the ACH and must be a U.S. bank.

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o    Include a voided personal check.

o    Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

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                                                                              17

Shareholder Information

General Policies On Selling Shares

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

     o    The check is not being mailed to the address on your account; or

     o    The check is not being made payable to the owner of the account.

     o You are requesting a redemption with electronic or wire transfer payment and have not previously established this option on your account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

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18

Shareholder Information

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you may pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

Undeliverable or Uncashed Checks

If redemption or distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, the check may be canceled and the money reinvested into your account at the then current NAV. If the uncashed or undeliverable check is for a cash distribution, your account may be changed automatically so that all future distributions are reinvested in your account.

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Shareholder Servicing Fees

Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. Shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund. Class A Shares do not pay a 12b-1 fee.

Short-Term Trading

Short-term trading by Equity, Hybrid or Bond Fund shareholders may adversely affect those Funds by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the AmSouth Funds charge a 2.00% redemption fee on Shares of the Equity, Hybrid and Bond Funds exchanged or redeemed within 30 days of purchase. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

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--------------------------------------------------------------------------------
Reinstatement Privilege

If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.

--------------------------------------------------------------------------------

Shareholder Information

Exchanging Your Shares

You can exchange your shares in the Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

     o    Your name and telephone number;

     o    The exact name on your account and account number;

     o    Taxpayer identification number (usually your Social Security number);

     o    Dollar value or number of shares to be exchanged;

     o    The name of the Fund from which the exchange is to be made;

     o    The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.

Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

     o    Complete the appropriate section of the Account Application.

     o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

Notes On Exchanges

     o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

     o The registration and tax identification numbers of the two accounts must be identical.

     o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

     o Be sure to read carefully the prospectus of any Fund into which you wish to exchange shares.

     o To prevent disruption in the management of AmSouth Funds, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the same AmSouth Fund during a calendar year.

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20

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

You will normally have to pay federal income tax, and any state or local income taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated as capital gain dividends are taxable as long-term capital gains. For taxable years beginning on or before December 31, 2008, distributions of ordinary dividends to the Fund's non-corporate shareholders may be treated as "qualified dividend income", which is taxed at reduced rates, if such distributions are derived from, and designated by the Fund as, "qualified dividend income" and provided that holding period and other requirements are met at both the shareholder and fund level. "Qualified dividend income" generally is income derived from dividends of U.S. corporations, "qualified foreign corporations", and certain other foreign corporations. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December. Also, distributions are taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid for your Fund Shares.)

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes the Fund pays. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate its recognition of ordinary income and may affect the timing or amount of its distributions.

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's shares. Any gain resulting from the redemption or exchange of your Fund shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange before December 31, 2008, of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's Advisor or Sub-Advisor does not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

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                                                                              21

Shareholder Information

Back-Up Withholding

The Fund is required in certain circumstances to apply backup withholding on distributions and redemption proceeds otherwise payable to any noncorporate shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or, in the case of distributions, who is otherwise subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010.

For more information about taxes, please consult the SAI.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

->

[LOGO] Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2004, both of which are available free of charge upon request (see back cover).

->

Other Information About the Fund                            Financial Highlights

MONEY MARKET FUNDS -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                     Investment Activities
                                           ----------------------------------------
                                                         Net Realized
                                                              and                       Less
                               Net Asset                  Unrealized       Total      Dividends
                                 Value,        Net      Gains (Losses)     from       from Net
                               Beginning   Investment        from        Investment   Investment
                               of Period     Income       Investments    Activities     Income
                               ---------   ----------   --------------   ----------   ----------
TAX-EXEMPT MONEY MARKET FUND
   Year Ended July 31, 2004     $ 1.000       0.003             --          0.003       (0.003)
   Year Ended July 31, 2003     $ 1.000       0.005             --          0.005       (0.005)
   Year Ended July 31, 2002     $ 0.999       0.009         (0.001)         0.008       (0.009)
   Year Ended July 31, 2001     $ 0.998       0.028          0.001          0.029       (0.028)
   Year Ended July 31, 2000     $ 1.000       0.031         (0.002)         0.029       (0.031)

                                                   Ratios (to average net assets)/Supplemental Data
                                           ---------------------------------------------------------------
                                              Total                                                 Net
                               Net Asset     Return                                 Expenses       Assets,
                                 Value     (Excluding       Net                     (before        End of
                                 End         Sales      Investment      Net       Reductions/      Period
                               of Period     Charge)      Income     Expenses   Reimbursements)    (000's)
                               ---------   ----------   ----------   --------   ---------------   --------
TAX-EXEMPT MONEY MARKET FUND
   Year Ended July 31, 2004     $ 1.000       0.34%        0.34%       0.64%         0.96%        $ 31,833
   Year Ended July 31, 2003     $ 1.000       0.48%        0.48%       0.79%         0.97%        $ 33,748
   Year Ended July 31, 2002     $ 0.998       0.87%        0.87%       0.81%         0.96%        $ 31,408
   Year Ended July 31, 2001     $ 0.999       2.83%        2.84%       0.80%         0.96%        $ 40,728
   Year Ended July 31, 2000     $ 0.998       3.11%        3.14%       0.71%         0.97%        $ 51,260

[AMSOUTH FUNDS(R) LOGO]

3435 Stelzer Road
Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                   AmSouth Funds
                   3435 Stelzer Road
                   Columbus, Ohio 43219
                   Telephone: 1-800-451-8382
                   Internet: http://www.amsouthfunds.com

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o    Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

[AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                         Columbus, OH 43219  www.amsouthfunds.com

[AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                         Columbus, OH 43219 www.amsouthfunds.com ASO120103-AB D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o    Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

[AMSOUTH FUNDS(R) LOGO]   3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com

[AMSOUTH FUNDS (R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com  ASO120103-AB

AMSOUTH FUNDS
AMSOUTH TENNESSEE
 TAX-EXEMPT FUND
INVESTOR GUIDE AND PROSPECTUS

CLASS A SHARES
CLASS B SHARES


[Logo]                                                          DECEMBER 1, 2004

[Logo]

                     Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

      o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

      o Account history, including information about the transactions and balances in a customer's account(s); and

      o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

      o     If you request or authorize the disclosure of the information.

      o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

      o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.

      (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.


                           Not part of the prospectus

AMSOUTH FUNDS
AMSOUTH TENNESSEE
 TAX-EXEMPT FUND
PROSPECTUS

CLASS A SHARES
CLASS B SHARES

                                                                DECEMBER 1, 2004

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Fund shares or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

AmSouth Funds                    Table of Contents

                                     Description of the Fund -- Objectives, Risk/Return and Expenses
                                     ---------------------------------------------------------------

Carefully review this important        2  Overview
section, which summarizes the          3  AmSouth Bond Funds
Fund's investments, risks, past        4  AmSouth Tennessee Tax-Exempt Fund
performance, and fees.

                                     Additional Investment Strategies and Risks
                                     ---------------------------------------------------------------
Review this section for additional     7  Investment Strategies
information on investment              7  Investment Risks
strategies and investment practices
and their risks.

                                     Fund Management
                                     ---------------------------------------------------------------
Review this section for details on     9  The Investment Advisor
the people and organizations who       9  Portfolio Manager
provide services to the Fund.         10  The Distributor and Administrator

                                     Shareholder Information
                                     ---------------------------------------------------------------
Review this section for details on    11  Choosing a Share Class
how shares are valued, how to         12  Pricing of Fund Shares
purchase, sell and exchange shares,   13  Purchasing and Adding to Your Shares
related charges and payments of       17  Selling Your Shares
dividends and distributions.          19  General Policies on Selling Shares
                                      20  Distribution Arrangements/Sales Charges
                                      24  Distribution and Service (12b-1) Fees
                                          and Shareholder Servicing Fees
                                      25  Exchanging Your Shares
                                      26  Dividends, Other Distributions and Taxes

                                     Other Information About The Fund
                                     ---------------------------------------------------------------
                                      28  Financial Highlights

Description of the Fund -- Objectives, Risk/Return and Expenses         Overview

The Fund The AmSouth Tennessee Tax-Exempt Fund (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares and Class B Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                        The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                        The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets where these securities trade.

                        Like other investments, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the Federal Deposit Insurance Corporation or any other government agency.

                        The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                        The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

Description of the Fund -- Objectives,                        AmSouth Bond Funds
Risk/Return and Expenses

Bond Funds              The Fund is one of six AmSouth Bond Funds. The AmSouth
                        Bond Funds seek current income and invest primarily in fixed income securities, such as U.S. government securities or corporate banks and commercial obligations.

Who May Want to Invest  Consider investing in this Fund and other AmSouth Bond
                        Funds if you are:

                          o looking to add a monthly income component to your portfolio

                          o willing to accept the risks of price and dividend fluctuations

                        This Fund and other AmSouth Bond Funds may not be appropriate if you are:

                          o  investing emergency reserves

                          o uncomfortable with an investment that will fluctuate in value

Description of the Fund -- Objectives,         AmSouth Tennessee Tax-Exempt Fund
Risk/Return and Expenses

                        Risk/Return Summary

Investment Objective    The Fund seeks to provide investors with current income
                        exempt from federal and Tennessee income taxes without assuming undue risk.

Principal               The Fund invests primarily in municipal securities of
Investment Strategies   the State of Tennessee and its political subdivisions
                        that provide income exempt from federal income tax and Tennessee personal income taxes. The Fund invests in Tennessee municipal securities only if they are high-grade (rated at the time of purchase in one of the four highest rating categories by an NRSRO or determined by the Advisor to be of comparable quality). The Fund will have a dollar-weighted average maturity of five to ten years.

                        The Advisor's fixed income portfolio management process focuses on the four key areas of duration management, sector weights, position on the yield curve and security selection; the Advisor's goal is to add value in each of these four areas through the active management of the Fund's portfolio. Beginning with rigorous fundamental analysis of the economy and taking into account characteristics of the current business and interest rate cycles, the Advisor arrives at a projection of the likely trend in interest rates and adjusts duration accordingly. Analysis of the shape of the yield curve and yield spreads among bond market sectors leads to further refinements in strategy.

                        The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers.

                        The Fund may invest in other debt securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see "Additional Investment Strategies and Risks" or consult the SAI.

Principal               Your investment in the Fund may be subject to the
Investment Risks        following principal risks:

                        Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                        Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

                        State Specific Risk: By concentrating its investments in securities issued by Tennessee and its municipalities, the Fund will be more vulnerable to unfavorable developments in Tennessee than funds that are more geographically diversified.

                        Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security's rating, the greater its credit risk.

                        Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

                        Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single issuer.

                        Income Risk: The possibility that the Fund's income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

                        The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on distributions of net gains realized on those trades).

                        If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                        For more information about these risks, please see the Additional Investment Strategies and Risks on page 7.

Description of the Fund -- Objectives,         AmSouth Tennessee Tax-Exempt Fund
Risk/Return and Expenses

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Merrill Lynch 1-12 Year Municipal Bond Index, an unmanaged index generally representative of municipal bonds with intermediate maturities of no less than one year and no more than twelve years. Both the bar chart and the table assume the reinvestment of dividends and distributions. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Performance Bar Chart and Table
Year-By-Year Total Returns as of 12/31
for Class A Shares1,2

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

-8.57%  13.40%  1.39%  7.13%  4.26%  -3.07%   8.65%   3.40%  8.43%  2.62%
 1994     95     96     97     98      99      00      01     02    2003

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/04 to 9/30/04 was 0.99%.

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

-----------------------------------------
Best quarter:          5.91%    3/31/95
Worst quarter:        -8.12%    3/31/94
-----------------------------------------

                               -------------------------------------------------
                               Average Annual Total Returns
                               (for the periods ending December 31, 2003)(1),(2)
                               -------------------------------------------------

                                                           Year         Years          Years
                                                          -----------------------------------
Class A Shares2 Return Before Taxes
(with 4.00% sales charge)                                  -1.50%        3.08%          3.17%
                                                          -----------------------------------
Class A Shares Return After Taxes on Distributions         -1.57%        3.06%          N/A
                                                          -----------------------------------
Class A Shares Return After Taxes on Distributions
and Sale of Fund Shares                                     0.03%        3.08%          N/A
                                                          -----------------------------------
Class B Shares(2),(3) Return Before Taxes
(with applicable Contingent Deferred Sales Charge)         -3.10%        2.81%          2.74%
                                                          -----------------------------------
Merrill Lynch 1-12 Year Municipal Bond Index                4.82%        5.94%          5.85%
---------------------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) The quoted returns reflect the performance from 3/28/94 to 3/12/00 of the ISG Tennessee Tax Exempt Fund, an open-end investment company that was the predecessor fund to the AmSouth Tennessee Tax-Exempt Fund. The ISG Tennessee Tax-Exempt Fund, commenced operations on 3/28/94, through a transfer of assets from certain collective trust fund ("commingled") accounts managed by First American National Bank, using substantially the same investment objective, policies and methodologies as the Fund. The quoted before-tax returns of the Fund includes the performance of the predecessor fund commingled accounts for periods dating back to 7/31/93, and prior to the Fund's commencement of operations, restated to reflect the expenses associated with the Fund. The commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, their performance may have been adversely affected. After-tax returns reflect performance since 4/1/96, and do not include the performance of the commingled accounts prior to that date. Class A Shares were first offered on 3/28/94.

(3) Performance for the Class B Shares, which were first offered on 2/24/98, is based on the historical performance of the Fund's Class A Shares, including the performance of the predecessor fund's and commingled accounts' performance (without sales charge) prior to that date. The predecessor fund and commingled accounts were managed using substantially the same investment objective, policies and methodologies as the Fund. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B Shares distribution (12b-1) fees and the contingent deferred sales charge.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Description of the Fund -- Objectives,         AmSouth Tennessee Tax-Exempt Fund
Risk/Return and Expenses

As an investor in the Tennessee Tax-Exempt Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

--------------------------------------------------------------------------------
Contingent Deferred Sales Charge

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.
--------------------------------------------------------------------------------

                               Fees and Expenses

Shareholder Transaction Expenses                       Class A          Class B
(expenses paid by you directly)(1)                     Shares           Shares
Maximum Sales Charge
(Load) on Purchases                                    4.00%(2)         None
--------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load)                                          None             5.00%(3)
--------------------------------------------------------------------------------
Redemption Fee(4)                                      2.00%            2.00%

Annual Fund Operating Expenses                         Class A          Class B
(fees paid from Fund assets)                           Shares           Shares
Management Fee                                         0.50%            0.50%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                None             0.75%
--------------------------------------------------------------------------------
Other Expenses(5)                                      0.57%            0.57%
--------------------------------------------------------------------------------
 Total Fund Operating Expenses(5)                      1.07%            1.82%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other Class B Shares held continuously, the CDSC declines over a six-year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0%. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B shares automatically convert to Class A Shares.

(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.50% for Class A Shares and 0.50% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 1.00%; and Class B Shares, 1.75%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
     o $10,000 investment
     o 5% annual return
     o no changes in the Fund's operating expenses
     o redemption at the end of each period
Because actual returns and operating expenses will be different, this example is for comparison only.

                                Expense Example

                             1        3          5          10
                           Year     Years      Years       Years
Class A Shares             $505     $727      $  967      $1,653
----------------------------------------------------------------
Class B Shares
Assuming redemption        $685     $873      $1,185      $1,940
Assuming no redemption     $185     $573      $  985      $1,940
----------------------------------------------------------------

           Additional Investment Strategies and Risks

As a fundamental policy, the Fund will normally invest at least 80% of its net assets in municipal securities issued by or on behalf of the State of Tennessee and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt from federal and state income tax, if any. For purposes of this policy, net assets include net assets plus borrowings for investment purposes. As a non-fundamental policy, the Fund will normally invest at least 80% of its net assets in municipal securities that are not subject to the federal alternative minimum tax for individuals.

Under normal circumstances, the Fund may invest up to 20% of its assets in Taxable Obligations. For purposes of the 20% basket, the Fund may also invest in municipal securities of states other than Tennessee.

For temporary defensive purposes, the Fund may increase its holdings in Taxable Obligations to over 20% of its assets and hold uninvested cash reserves pending investment. The Fund may also increase its holdings in municipal securities of states other than Tennessee to over 20% of its assets in such situations. Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit, demand and time deposits, bankers' acceptances of selected banks, and commercial paper meeting the Tax-Free Funds' quality standards (as described in the SAI) for tax-exempt commercial paper.

The Tennessee Tax-Exempt Fund is a non-diversified fund and may concentrate its investments in the securities of a limited number of issuers. Thus, the Fund generally may invest up to 25% of its total assets in the securities of each of any two issuers.

The Fund may increase its holdings in short-term money market instruments to over 20% of its total assets. The Fund may hold uninvested cash pending investment.

To manage its daily cash positions, each Fund also may invest in securities issued by investment companies that invest in short-term debt securities and seek to maintain a net asset value of $1.00, including AmSouth Money Market Funds (pursuant to an SEC exemptive order).

Investment Risks

Below is a more complete discussion of the types of risks inherent in the investment techniques and risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by GNMA, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA, FHLMC, the Student Loan Marketing Association and the Federal Home Loan Banks, by the credit of the issuing agency, such as securities issued by the Federal Farm Credit Banks and the Tennessee Valley Authority or by the U.S. government in some other way.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Company Risk. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment

Additional Investment Strategies and Risks

opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Non-Diversification Risk. A fund which is non-diversified may invest a greater percentage of its assets in a particular issuer compared with other funds and, accordingly, the fund's portfolio may be more sensitive to changes in the market value of a single issuer.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

Additional Specific Risks

In addition to the risks discussed above, the Fund's investments may also be subject to the following risks based on the Fund's use of certain investments and investment techniques as indicated for each risk. More information regarding the different investments and investment techniques is available in the Fund's SAI.

Leverage Risk. (call options, futures and related options, put options, repurchase agreements, reverse repurchase agreements, securities lending)

The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

      Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Management Risk. (call options, demand features, futures and related options, put options) The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Political Risk. (American and global depositary receipts, foreign securities, municipal securities) The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Regulatory Risk. (Asset-backed securities, mortgage-backed securities) The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Fund Management

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor to the Fund. As of July 31, 2004, AAMI had over $9.7 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of September 30, 2004, AmSouth Bank had $15.3 billion in assets under discretionary management and provided custody services for an additional $11.2 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of September 30, 2004 of $49.8 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program.

For these advisory services, the Fund paid the Advisor a fee of 0.50% of the average daily net assets of the Fund during the fiscal year ended July 31, 2004.

Portfolio Manager

Dorothy E. Thomas, CFA, is the portfolio manager for the Fund. Ms. Thomas also manages the AmSouth Municipal Bond Fund and the AmSouth Florida Tax-Exempt Fund. Ms. Thomas has been associated with AmSouth's Trust Investment Group since 1982 and is currently Senior Vice President and Trust Investment Officer in charge of tax-free fixed income investments.

Fund Management

The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares (the "Distributor"). BISYS and the Advisor may, from time to time, directly or through an affiliate, use their fee revenue, past profits, or other revenue sources, without limitation, to pay promotional, administrative, shareholder support, and other expenses to third parties, including broker-dealers, in connection with the offer, sale and administration of shares of the Fund.

For more detailed information about the Advisor and other service providers, please see the SAI.

Shareholder Information

Choosing a Share Class

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

o     Front-end sales charges, as described below.

o     Shareholder servicing fees of 0.25% of average daily net assets.

Class B Shares

o     No front-end sales charge; all your money goes to work for you right away.

o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. The Fund bears a distribution fee (also called a 12b-1 fee) of 0.75%.

o     A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o Maximum investment for all Class B purchases by a shareholder for a Fund's shares: $99,999.

o Because 12b-1 fees are paid on an ongoing basis for eight years, Class B shareholders could end up paying more expenses over the long term than if they had purchased Class A Shares and paid a front-end sales charge.

For actual past expenses of each share class, see specific information provided in this Prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

Shareholder Information

Pricing of Fund Shares

--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                     NAV =
                          Total Assets -- Liabilities
                          ---------------------------
                               Number of Shares
                                  Outstanding

Generally, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------

Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time on days the NYSE is open. In addition, the Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:

o     Name;

o     Date of birth (for individuals);

o Residential or business street address (although post office boxes are still permitted for mailing); and

o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Securities Valuation

The Fund values equity securities daily at their latest available sales price, or absent such a price, by reference to the latest available bid and asked prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued at the Nasdaq Official Closing Price provided by the Nasdaq each business day. For fixed income securities, the Fund use valuations furnished by pricing services approved by the Board and that use both dealer-supplied valuations and electronic and matrix techniques. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in investment companies are valued at their net asset values as reported by such companies. The prospectuses for the registered investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Securities and other assets for which market quotations are not readily available are valued at their fair value as determined pursuant to procedures established by the Board ("fair value pricing"). In addition, fair value pricing may be used to determine the value of a portfolio security if there has been a "significant event," which, under the Fund's procedures is an event that has materially affected the value of the security. When determining whether a significant event has occurred there must be a reasonably high degree of certainty that an event actually has caused the closing market price of the securities to no longer reflect their value at the time set for the Fund's NAV calculation.

Fair value pricing generally will be used if the exchange on which a portfolio security is principally traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's NAV calculation. Fair value pricing also may be used when: (1) governmental actions affect securities in one sector, country or region in a particular way, (2) natural disasters or armed conflicts affect a country or region, or (3) there are significant domestic or foreign market fluctuations.

Shareholder Information

The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board's designee instead of being determined by market prices. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Board has approved the use of FT Interactive Data Corporation to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events.

                                                     Minimum
                                Minimum Initial     Subsequent
Account type                       Investment       Investment
Class A or Class B
--------------------------------------------------------------
Regular*                            $1,000            $  0
--------------------------------------------------------------
Automatic Investment Plan           $  250            $100
--------------------------------------------------------------

* Employees of AmSouth Bank, BISYS Fund Services and their affiliates are subject to a $100.00 minimum initial investment in AmSouth Funds.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

Shareholder Information

Instructions For Opening Or Adding To An Account - Class A Shares And Class B Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. To purchase directly with the Fund, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check payable to "AmSouth Funds."

3. Mail to: AmSouth Funds
   P.O. Box 182733
   Columbus, OH 43218-2733

Subsequent Investment:

1. Use the investment slip attached to your account statement.
   Or, if unavailable,

2. Include the following information on a piece of paper:
   o AmSouth Funds/Fund name
   o Share class
   o Amount invested
   o Account name
   o Account number.
   Include your account number on your check.

3. Mail to: AmSouth Funds
   P.O. Box 182733
   Columbus, OH 43218-2733

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.
--------------------------------------------------------------------------------

By Overnight Service

See instructions 1-2 above for initial or subsequent investments.

3. Send to: AmSouth Funds
   c/o BISYS Fund Services
   Attn: T.A. Operations
   3435 Stelzer Road
   Columbus, OH 43219.

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

                                   Questions?
                           Call 1-800-451-8382 or your
                           investment representative.
                           --------------------------

Shareholder Information

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:

Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:

Instruct your bank to wire transfer your investment to:

AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:

Your name
Your confirmation number

After instructing your bank to wire the payments, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.

--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below.
The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account, Social Security or other regular government checks. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

     o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

     o Your bank name, address and account number

     o The amount you wish to invest automatically (minimum $100)

     o How often you want to invest (every month, 4 times a year, twice a year or once a year)

     o Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------
Withdrawing Money From Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
--------------------------------------------------------------------------------

Contingent Deferred Sales Charge

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

 1. Call 1-800-451-8382 with instructions as to how you wish to receive your proceeds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)

By mail

 1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
    o  your Fund and account number;
    o  amount you wish to redeem;
    o  address where your check should be sent; and
    o  account owner signature.

 2. Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares -- Redemptions in Writing Required" below).

 1. See instruction 1 above.

 2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

Shareholder Information

Selling Your Shares
(continued)

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

You must indicate this option on your application.

Your bank must participate in the ACH and must be a U.S. bank.

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o     Include a voided personal check.

o     Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

A 2% redemption fee may be charged on shares withdrawn from your account within 30 days of the date of purchase.

Shareholder Information

General Policies On Selling Shares

Redemption Fee

Class A Shares and Class B Shares

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

The fee will be charged on all covered redemptions and exchanges, including those made through retirement plan, brokerage and other types of omnibus accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee). The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

      o     redemptions of shares held in certain omnibus accounts;

      o     retirement plans that cannot implement the redemption fee;

      o certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of a shareholder (or if a trust, its beneficiary);

      o redemptions from accounts that meet certain criteria established by management and approved by the Board.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

      o     The check is not being mailed to the address on your account.

      o     The check is not being made payable to the owner of the account.

      o You are requesting a redemption with electronic or wire transfer payment and have not previously established this option on your account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

Shareholder Information

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you may pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

Undeliverable or Uncashed Checks

If redemption or distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, the check may be canceled and the money reinvested into your account at the then current NAV. If the uncashed or undeliverable check is for a cash distribution, your account may be changed automatically so that all future distributions are reinvested in your account.

Distribution Arrangements/Sales Charges

Calculation of Sales Charges
Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                                Sales Charge       Sales Charge
            Your                  as a % of          as a % of
         Investment            Offering Price     Your Investment
  Up to $99,999                      4.00%              4.17%
-----------------------------------------------------------------
  $100,000 up to $249,999            3.00%              3.09%
-----------------------------------------------------------------
  $250,000 up to $499,999            2.00%              2.04%
-----------------------------------------------------------------
  $500,000 up to $999,999            1.00%              1.01%
-----------------------------------------------------------------
  $1,000,000 and above(1)            0.00%              0.00%
-----------------------------------------------------------------

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge ("CDSC") of up to 1.00% of the purchase price may be charged to the shareholder if shares are redeemed in the first year after purchase, with the exception of distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan. This CDSC will be based on the lower of your cost for the shares or their NAV at the time of redemption and will not be charged on shares exchanged for shares of the same class of another AmSouth Fund. There will be no CDSC on reinvested distributions. The Distributor may provide additional compensation for retail accounts in an amount up to 1.00% of the offering price of Class A Shares of the Fund for retail account sales of $1 million to $3 million. For retail account sales over $3 million, the amount of additional compensation may be negotiated.

Shareholder Information

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to all shareholders with investments in AmSouth Funds of $50,000 or more with respect to the Equity Funds and Hybrid Funds and $100,000 or more with respect to the Bond Funds. In addition, you may qualify for reduced sales charges under the following circumstances.

      o Letter Of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

      o Rights Of Accumulation. When the value of Class A shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. To determine whether the sale charge reduction applies, the value of the shares you already own will be calculated by using the greater of the current value or the original investment amount. To be eligible for the right of accumulation, shares of the Fund must be held in the following types of accounts:

            o     Individual or Joint Accounts

            o     Certain Retirement Accounts (IRA's, etc.)

            o Other accounts owned by the same shareholder (determined by TAX ID) or other shareholders eligible under the Combination Privilege defined below.

      o Combination Privilege. You can also combine eligible accounts of multiple AmSouth Funds or accounts of immediate family household members (spouse and children under the age of 21) to achieve reduced sales charges.

In order to obtain a sales charge reduction you may need to provide the Distributor or your investment representative, at the time of purchase, with information regarding shares held in other accounts which may be eligible for aggregation. When informing the Distributor or investment representative it may be necessary to provide information or records regarding shares of the Fund held in (i) all accounts with the Funds or your investment representative; (ii) accounts with other investment representatives; and (iii) accounts in the name of immediate family household members (spouse and children under 21).

Information regarding the Fund's sales charge reduction program can also be obtained free of charge on the Fund's web-site: www.amsouthfunds.com.

Shareholder Information

Class B Shares

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge ("CDSC") at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

    Years          CDSC as a % of
    Since          Dollar Amount
   Purchase      Subject to Charge*
     0-1               5.00%
     1-2               4.00%
     2-3               3.00%
     3-4               3.00%
     4-5               2.00%
     5-6               1.00%
more than 6            None
-----------------------------------

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature -- Class B Shares

      o Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.*

      o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.

      o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

      o If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another AmSouth Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.

      o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the Fund after seven years from the end of the month of purchase.

Shareholder Information

Distribution Arrangements/Sales Charges
(continued)

Sales Charge Waivers
Class A Shares

The following qualify for waivers of sales charges:

      o Shares purchased from investment representatives through fee-based investment products or accounts.

      o Shares purchased upon the reinvestment of dividend and capital gain distributions.

      o Shares purchased by officers, directors, trustees, employees, retired employees, and Immediate Family* of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the Funds and their affiliates.

      o Shares purchased by employees and their Immediate Family members of dealers who have an agreement with the Distributor.

      o Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs).

      o     Shares purchased under the Reinstatement Privilege defined below.

* Immediate Family is defined as your spouse and children under the age of 21 living at your same address.

You must, at the time of purchase, give the Transfer Agent, Distributor or investment representative sufficient information to permit confirmation of your qualification for a sales charge waiver. In certain circumstances, the Transfer Agent, Distributor or investment representative may not be able to confirm that your investment qualifies for a specific waiver and the Class A sales charge will be deducted from your investment.

--------------------------------------------------------------------------------
Reinstatement Privilege

If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.
--------------------------------------------------------------------------------

Shareholder Information

Distribution Arrangements/Sales Charges
(continued)

Class B Shares

The CDSC will be waived under certain circumstances, including the following:

      o Redemptions from accounts following the death or disability of a shareholder.

      o     Returns of excess contributions to retirement plans.

      o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.

      o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.

      o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2.

Distribution and Service (12b-1) Fees and Shareholder Servicing Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

      o The 12b-1 and shareholder servicing fees vary by share class as follows:

            o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.

            o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.

            o The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

Short-Term Trading

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 30 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sales of the same Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

Shareholder Information

Exchanging Your Shares

You can exchange your shares in one AmSouth Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

      o     Your name and telephone number;

      o     The exact name on your account and account number;

      o Taxpayer identification number (usually your Social Security number);

      o     Dollar value or number of shares to be exchanged;

      o     The name of the Fund from which the exchange is to be made;

      o     The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.
--------------------------------------------------------------------------------

Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

      o     Complete the appropriate section of the Account Application.

      o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

Notes On Exchanges

      o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

      o The registration and tax identification numbers of the two accounts must be identical.

      o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

      o Be sure to read carefully the prospectus of any Fund into which you wish to exchange shares.

      o To prevent disruption in the management of the Fund, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the Fund during a calendar year.

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

You will normally have to pay federal income tax, and any state or local income taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated as capital gain dividends are taxable as long-term capital gains. For taxable years beginning on or before December 31, 2008, distributions of ordinary dividends to the Fund's non-corporate shareholders may be treated as "qualified dividend income", which is taxed at reduced rates, if such distributions are derived from, and designated by the Fund as, "qualified dividend income" and provided that holding period and other requirements are met at both the shareholder and fund level. "Qualified dividend income" generally is income derived from dividends of U.S. corporations, "qualified foreign corporations", and certain other foreign corporations. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December. Also, distributions are taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid for your Fund Shares.)

The income dividends that you receive from the Fund are expected to be exempt from federal income tax and Tennessee personal income tax. Income exempt from federal income tax may be subject to state and local income tax. The Fund also may invest a portion of its assets in securities that generate income that is exempt from other state or local income tax. However, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in a Tax-Exempt Fund may have on the federal income taxation of your benefits. In addition, an investment in a Tax-Exempt Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders. Any net capital gains the Fund distributes also will be subject to federal income tax.

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's Shares. Any gain resulting from the redemption or exchange of your Fund Shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange before December 31, 2008, of his or her Fund Shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's Advisor does not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

Shareholder Information

Back-Up Withholding

The Fund is required in certain circumstances to apply backup withholding on distributions and redemption proceeds otherwise payable to any noncorporate shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or, in the case of distributions, who is otherwise subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

For more information about taxes, please consult the SAI.

Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2004, both of which are available free of charge upon request (see back cover).

Other Information About the Fund                            Financial Highlights

TENNESSEE TAX-EXEMPT FUND -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                         Investment Activities                      Less Dividends from
                                                ----------------------------------------   -------------------------------------
                                                              Net Realized
                                                                   and                                       Net
                                    Net Asset                  Unrealized        Total                    Realized
                                      Value,        Net      Gains (Losses)      from          Net       Gains from
                                    Beginning   Investment        from        Investment   Investment    Investment      Total
                                    of Period     Income       Investments    Activities     Income     Transactions   Dividends
                                    ---------   ----------   --------------   ----------   ----------   ------------   ---------
 TENNESSEE TAX-EXEMPT FUND
  Year Ended July 31, 2004           $ 10.33        0.29          (0.01)           0.28       (0.30)        (0.05)       (0.35)
  Year Ended July 31, 2003           $ 10.37        0.29          (0.05)           0.24       (0.28)           --        (0.28)
  Year Ended July 31, 2002           $ 10.10        0.31           0.27            0.58       (0.31)           --        (0.31)
  Year Ended July 31, 2001+          $  9.74        0.36           0.36            0.72       (0.36)           --        (0.36)
  Period Ended July 31, 2000 (a)     $  9.55        0.21           0.18            0.39       (0.20)           --        (0.20)
  Year Ended December 31, 1999       $ 10.19        0.33          (0.64)          (0.31)      (0.33)           --        (0.33)


                                                                               Ratios (to average net assets)/Supplemental Data
                                                                              --------------------------------------------------
                                                   Total                                                                   Net
                                    Net Asset     Return                                       Expenses                  Assets,
                                      Value,    (Excluding        Net                          (before       Portfolio   End of
                                       End         Sales      Investment         Net         Reductions/      Turnover   Period
                                    of Period     Charge)       Income        Expenses     Reimbursements)     Rate*     (000's)
                                    ---------   ----------    ----------      --------     ---------------   ---------   -------
 TENNESSEE TAX-EXEMPT FUND
  Year Ended July 31, 2004           $ 10.26        2.69%         2.76%          1.00%           1.29%            0%     $6,954
  Year Ended July 31, 2003           $ 10.33        2.29%         2.70%          1.07%           1.34%           21%     $9,325
  Year Ended July 31, 2002           $ 10.37        5.87%         3.02%          1.08%           1.31%           60%     $3,432
  Year Ended July 31, 2001+          $ 10.10        7.55%         3.63%          1.09%           1.33%          123%     $3,764
  Period Ended July 31, 2000 (a)     $  9.74        4.15%@        3.78%@@        1.13%@@         1.27%@@         23%     $2,919
  Year Ended December 31, 1999       $  9.55       (3.07)%        3.34%          1.25%           1.26%           64%     $3,324

+ Net investment income (loss) is based on average shares outstanding during the period.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
@     Not annualized.
@@    Annualized.
(a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.

Other Information About the Fund                            Financial Highlights

TENNESEE TAX-EXEMPT FUND -- B SHARES Selected data for a share outstanding throughout the period indicated.


                                                       Investment Activities                      Less Dividends from
                                              ----------------------------------------   -------------------------------------
                                                            Net Realized
                                                                 and                                       Net
                                  Net Asset                  Unrealized        Total                    Realized
                                    Value,        Net      Gains (Losses)      from          Net       Gains from
                                  Beginning   Investment        from        Investment   Investment    Investment      Total
                                  of Period     Income       Investments    Activities     Income     Transactions   Dividends
                                  ---------   ----------   --------------   ----------   ----------   ------------   ---------
 TENNESSEE TAX-EXEMPT FUND
  Year Ended July 31, 2004         $ 10.34        0.21          (0.02)           0.19       (0.22)        (0.05)       (0.27)
  Year Ended July 31, 2003         $ 10.38        0.20          (0.04)           0.16       (0.20)           --        (0.20)
  Year Ended July 31, 2002         $ 10.12        0.24           0.26            0.50       (0.24)           --        (0.24)
  Year Ended July 31, 2001+        $  9.76        0.29           0.36            0.65       (0.29)           --        (0.29)
  Period Ended July 2000 (a)       $  9.57        0.17           0.18            0.35       (0.16)           --        (0.16)
  Year Ended December 31, 1999     $ 10.21        0.27          (0.64)          (0.37)      (0.27)           --        (0.27)

                                                                            Ratios (to average net assets)/Supplemental Data
                                                                         ------------------------------------------------------
                                                 Total                                                                   Net
                                  Net Asset     Return                                       Expenses                  Assets,
                                    Value,    (Excluding        Net                          (before       Portfolio   End of
                                     End      Redemption    Investment         Net         Reductions/      Turnover   Period
                                  of Period     Charge)       Income        Expenses     Reimbursements)     Rate*     (000's)
                                  ---------   ----------    ----------      --------     ---------------   ---------   -------
 TENNESSEE TAX-EXEMPT FUND
  Year Ended July 31, 2004         $ 10.26        1.83%         2.01%          1.75%           2.04%            0%     $2,473
  Year Ended July 31, 2003         $ 10.34        1.56%         1.95%          1.82%           2.09%           21%     $2,936
  Year Ended July 31, 2002         $ 10.38        4.98%         2.29%          1.82%           2.07%           60%     $1,839
  Year Ended July 31, 2001+        $ 10.12        6.75%         2.85%          1.84%           2.08%          123%     $1,432
  Period Ended July 2000 (a)       $  9.76        3.74%@        3.07%@@        1.83%@@         1.96%@@         23%     $1,054
  Year Ended December 31, 1999     $  9.57       (3.65)%        2.72%          1.84%           1.85%           64%     $1,288

+ Net investment income (loss) is based on average shares outstanding during the period.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
@     Not annualized.
@@    Annualized.
(a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.

                                     [Logo]
                               3435 Stelzer Road
                               Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                      AmSouth Funds
                      3435 Stelzer Road
                      Columbus, Ohio 43219
                      Telephone: 1-800-451-8382
                      Internet: http://www.amsouthfunds.com
                      -------------------------------------

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o     Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

[Logo]
3435 Stelzer Road
Columbus, OH 43219              www.amsouthfunds.com

[Logo]
3435 Stelzer Road
Columbus, OH 43219              www.amsouthfunds.com                ASO120103-AB

AMSOUTH FUNDS
AMSOUTH FLORIDA
 TAX-EXEMPT FUND
INVESTOR GUIDE AND PROSPECTUS

CLASS A SHARES
CLASS B SHARES

[Logo]                                                          DECEMBER 1, 2004

[Logo]


                     Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

      o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

      o Account history, including information about the transactions and balances in a customer's account(s); and

      o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

      o     If you request or authorize the disclosure of the information.

      o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

      o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.

      (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.


                           Not part of the prospectus

AMSOUTH FUNDS
AMSOUTH FLORIDA
 TAX-EXEMPT FUND
PROSPECTUS

CLASS A SHARES
CLASS B SHARES

                                                                DECEMBER 1, 2004

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Fund shares or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

AmSouth Funds                  Table of Contents

                                     Description of the Fund -- Objectives, Risk/Return and Expenses
                                     ---------------------------------------------------------------
Carefully review this important        2  Overview
section, which summarizes the          3  AmSouth Bond Funds
Fund's investments, risks, past        4  AmSouth Florida Tax-Exempt Fund
performance, and fees.

                                     Additional Investment Strategies and Risks
                                     ---------------------------------------------------------------
Review this section for additional        Investment Strategies
information on investment                 Investment Practices
strategies and investment practices    7  Investment Risks
and their risks.                       8  Additional Specific Risks

                                     Fund Management
                                     ---------------------------------------------------------------
Review this section for details on     9  The Investment Advisor
the people and organizations who       9  Portfolio Manager
provide services to the Fund.          9  The Distributor and Administrator

                                     Shareholder Information
                                     ---------------------------------------------------------------
Review this section for details on    10  Choosing a Share Class
how shares are valued, how to         11  Pricing of Fund Shares
purchase, sell and exchange shares,   12  Purchasing and Adding to Your Shares
related charges and payments of       16  Selling Your Shares
dividends and distributions.          18  General Policies on Selling Shares
                                      19  Distribution Arrangements/Sales Charges
                                      23  Distribution and Service (12b-1) Fees
                                          and Shareholder Servicing Fees
                                      24  Exchanging Your Shares
                                      25  Dividends, Other Distributions and Taxes

                                     Other Information About The Fund
                                     ---------------------------------------------------------------
                                      27  Financial Highlights

Description of the Fund -- Objectives, Risk/Return and Expenses         Overview

The Fund The AmSouth Florida Tax-Exempt Fund (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares and Class B Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                        The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                        The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets where these securities trade.

                        Like other investments, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the Federal Deposit Insurance Corporation or any other government agency.

                        The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                        The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

Description of the Fund -- Objectives,                        AmSouth Bond Funds
Risk/Return and Expenses

Bond Funds              The Fund is one of six AmSouth Bond Funds. The AmSouth
                        Bond Funds seek current income and invests primarily in fixed income securities, such as U.S. government securities or corporate banks and commercial obligations.

Who May Want to Invest  Consider investing in this Fund and other AmSouth Bond
                        Funds if you are:

                          o looking to add a monthly income component to your portfolio

                          o willing to accept the risks of price and dividend fluctuations

                        This Fund and other AmSouth Bond Funds may not be appropriate if you are:

                          o  investing emergency reserves

                          o uncomfortable with an investment that will fluctuate in value

Description of the Fund -- Objectives,           AmSouth Florida Tax-Exempt Fund
Risk/Return and Expenses

                        Risk/Return Summary

Investment Objective    The Fund seeks to produce as high a level of current
                        interest income exempt from federal income tax and Florida intangibles tax as is consistent with the preservation of capital.

Principal               The Fund invests primarily in municipal securities of
Investment Strategies   the State of Florida and its political subdivisions that
                        provide income exempt from federal income tax and Florida intangible personal property tax. The Fund invests in Florida municipal securities only if they are high-grade (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization ("NRSRO") or determined by the Advisor to be of comparable quality).
                        The Fund will have a dollar-weighted average maturity of five to ten years.

                        The Advisor's fixed income portfolio management process focuses on the four key areas of duration management, sector weights, position on the yield curve and security selection; the Advisor's goal is to add value in each of these four areas through the active management of the Fund's portfolio. Beginning with rigorous fundamental analysis of the economy and taking into account characteristics of the current business and interest rate cycles, the Advisor arrives at a projection of the likely trend in interest rates and adjusts duration accordingly. Analysis of the shape of the yield curve and yield spreads among bond market sectors leads to further refinements in strategy.

                        The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers.

                        The Fund may invest in certain other debt securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 7 or consult the SAI.

Principal               Your investment in the Fund may be subject to the
Investment Risks        following principal risks:

                        Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                        Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

                        State Specific Risk: By concentrating its investments in securities issued by Florida and its municipalities, the Fund will be more vulnerable to unfavorable developments in Florida than funds that are more geographically diversified.

                        Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security's rating, the greater its credit risk.

                        Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

                        Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single issuer.

                        Income Risk: The possibility that the Fund's income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

                        If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                        For more information about these risks, please see the Additional Investment Strategies and Risks on page 7.

Description of the Fund -- Objectives,           AmSouth Florida Tax-Exempt Fund
Risk/Return and Expenses

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Merrill Lynch 1-12 Year Municipal Bond Index, an unmanaged index generally representative of municipal bonds with intermediate maturities of no less than one year and no more than twelve years. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Performance Bar Chart and Table
Year-By-Year Total Returns as of 12/31
for Class A Shares1

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

11.04%   3.60%  6.54%  5.44%  -1.33%   8.36%   4.47%  8.43%  3.04%
 1995     96     97     98      99      00      01     02    2003

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/04 to 9/30/04 was 1.07%.

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

---------------------------------------
Best quarter:          4.40%    3/31/95
Worst quarter:        -1.85%    6/30/99
---------------------------------------

                                   ---------------------------------------------
                                   Average Annual Total Returns
                                   (for the periods ending December 31, 2003)(1)
                                   ---------------------------------------------

                                                             1            5      Since Inception
                                                           Year         Years      (9/30/94)
                                                          --------------------------------------
Class A Shares(2) Return Before Taxes
(with 4.00% sales charge)                                  -1.12%        3.68%        4.71%
                                                          --------------------------------------
Class A Shares Return After Taxes on Distributions         -1.14%        3.66%        4.67%
                                                          --------------------------------------
Class A Shares Return After Taxes on Distributions
and Sale of Fund Shares                                     0.40%        3.66%        4.60%
                                                          --------------------------------------
Class B Shares(2) Return Before Taxes
(with applicable Contingent Deferred Sales Charge)         -2.69%        3.37%        4.26%
                                                          --------------------------------------
Merrill Lynch 1-12 Year Municipal Bond Index                4.82%        5.94%        6.56%
                                                          --------------------------------------

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

(2) Class A Shares were first offered on 9/30/94. Performance for the Class B Shares, which were first offered on 3/16/99, is based on the historical performance of the Fund's Class A Shares (without sales charge) prior to that date. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B Shares distribution (12b-1) fees and the contingent deferred sales charge.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Description of the Fund -- Objectives,           AmSouth Florida Tax-Exempt Fund
Risk/Return and Expenses

As an investor in the Florida Tax-Exempt Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

--------------------------------------------------------------------------------
Contingent Deferred Sales Charge

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.
--------------------------------------------------------------------------------

                               Fees and Expenses

Shareholder Transaction Expenses                 Class A               Class B
(expenses paid by you directly)(1)               Shares                Shares
Maximum Sales Charge
(Load) on Purchases                              4.00%(2)              None
-------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load)                                    None                  5.00%(3)
-------------------------------------------------------------------------------
Redemption Fee(4)                                2.00%                 2.00%

Annual Fund Operating Expenses                   Class A               Class B
(fees paid from Fund assets)                     Shares                Shares
Management Fee                                   0.50%                 0.50%
-------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fee                                      None                  0.75%
-------------------------------------------------------------------------------
Other Expenses(5)                                0.53%                 0.53%
-------------------------------------------------------------------------------
 Total Fund Operating Expenses(5)                1.03%                 1.78%
-------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customers account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares and Class B Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) A CDSC on Class B Shares held continuously declines over six years starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%.

(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.33% for Class A Shares and 0.33% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 0.83%; and Class B Shares, 1.58%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
     o $10,000 investment
     o 5% annual return
     o no changes in the Fund's operating expenses
     o redemption at the end of each period
Because actual returns and operating expenses will be different, this example is for comparison only.

                                Expense Example

                            1         3          5           10
                           Year     Years      Years       Years
Class A Shares             $501     $751      $  946      $1,609
----------------------------------------------------------------
Class B Shares
Assuming redemption        $681     $860      $1,164      $1,897
Assuming no redemption     $181     $560      $  964      $1,897
----------------------------------------------------------------

Additional Investment Strategies and Risks

As a fundamental policy, the Fund will normally invest at least 80% of its net assets in municipal securities issued by or on behalf of the State of Florida and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt from federal and state income tax, if any, is not subject to the federal alternative minimum tax, and is exempt from the Florida intangible personal property tax. For purposes of this policy, net assets include net assets plus borrowings.

Under normal circumstances, the Fund may invest up to 20% of its assets in Taxable Obligations. For purposes of the 20% basket, the Fund may also invest in municipal securities of states other than Florida.

For temporary defensive purposes, the Fund may increase its holdings in Taxable Obligations to over 20% of its assets and hold uninvested cash reserves pending investment. The Fund may also increase its holdings in municipal securities of states other than Florida to over 20% of its assets in such situations. Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit, demand and time deposits, bankers' acceptances of selected banks, and commercial paper meeting the Tax-Free Funds' quality standards (as described in the SAI) for tax-exempt commercial paper.

The Florida Tax-Exempt Fund is a non-diversified fund and may concentrate its investments in the securities of a limited number of issuers. Thus, the Fund generally may invest up to 25% of its total assets in the securities of each of any two issuers.

The Fund may increase its holdings in short-term money market instruments to over 20% of its total assets. The Fund may hold uninvested cash pending investment.

To manage its daily cash positions, each Fund also may invest in securities issued by investment companies that invest in short-term debt securities and seek to maintain a net asset value of $1.00, including AmSouth Money Market Funds (pursuant to an SEC exemptive order).

Investment Risks

Below is a more complete discussion of the types of risks inherent in the investment techniques and risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by GNMA, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA, FHLMC, the Student Loan Marketing Association and the Federal Home Loan Banks, by the credit of the issuing agency, such as securities issued by the Federal Farm Credit Banks and the Tennessee Valley Authority or by the U.S. government in some other way.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Company Risk. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment

Additional Investment Strategies and Risks

opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Non-Diversification Risk. A fund which is non-diversified may invest a greater percentage of its assets in a particular issuer compared with other funds and, accordingly, the fund's portfolio may be more sensitive to changes in the market value of a single issuer.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

Additional Specific Risks

In addition to the risks discussed above, the Fund's investments may also be subject to the following risks based on the Fund's use of certain investments and investment techniques as indicated for each risk. More information regarding the different investments and investment techniques is available in the Fund's SAI.

Leverage Risk. (call options, futures and related options, put options, repurchase agreements, reverse repurchase agreements, securities lending)

The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

      Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

      Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Management Risk. (call options, demand features, futures and related options, put options) The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Political Risk. (American and global depositary receipts, foreign securities, municipal securities) The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Regulatory Risk. (Asset-backed securities, mortgage-backed securities) The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Fund Management

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor to the Fund. As of July 31, 2004, AAMI had over $9.7 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of September 30, 2004, AmSouth Bank had $15.3 billion in assets under discretionary management and provided custody services for an additional $11.2 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of September 30, 2004 of $49.8 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program.

For these advisory services, the Fund paid the Advisor a fee of 0.40% of the average daily net assets of the Fund during the fiscal year ended July 31, 2004.

Portfolio Manager

Dorothy E. Thomas, CFA, is the portfolio manager for the Florida Tax-Exempt Fund. Ms. Thomas also manages the AmSouth High Quality Municipal Bond Fund and the AmSouth Tennessee Tax-Exempt Fund. Ms. Thomas has been associated with AmSouth's Trust Investment Group since 1982 and is currently Senior Vice President and Trust Investment Officer in charge of tax-free fixed income investments.

The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares (the "Distributor"). BISYS and the Advisor may, from time to time, directly or through an affiliate, use their fee revenue, past profits, or other revenue sources, without limitation, to pay promotional, administrative, shareholder support, and other expenses to third parties, including broker-dealers, in connection with the offer, sale and administration of shares of the Fund.

For more detailed information about the Advisor and other service providers, please see the SAI.

Shareholder Information

Choosing a Share Class

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

o     Front-end sales charges, as described below.

o     Shareholder servicing fees of 0.25% of average daily net assets.

Class B Shares

o     No front-end sales charge; all your money goes to work for you right away.

o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. The Fund bears a distribution fee (also called a 12b-1 fee) of 0.75%.

o     A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o Maximum investment for all Class B purchases by a shareholder for the Fund's shares: $99,999.

o Because 12b-1 fees are paid on an ongoing basis for eight years, Class B shareholders could end up paying more expenses over the long term than if they had purchased Class A Shares and paid a front-end sales charge.

For actual past expenses of a share class, see the fund specific information provided in this Prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

Shareholder Information

Pricing of Fund Shares

--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                     NAV =
                          Total Assets -- Liabilities
                          ---------------------------
                               Number of Shares
                                  Outstanding

Generally, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------

Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time on days the NYSE is open. In addition, the Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:

o     Name;

o     Date of birth (for individuals);

o Residential or business street address (although post office boxes are still permitted for mailing); and

o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Securities Valuation

The Fund values equity securities daily at their latest available sales price, or absent such a price, by reference to the latest available bid and asked prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued at the Nasdaq Official Closing Price provided by the Nasdaq each business day. For fixed income securities, the Fund use valuations furnished by pricing services approved by the Board and that use both dealer-supplied valuations and electronic and matrix techniques. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in investment companies are valued at their net asset values as reported by such companies. The prospectuses for the registered investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Securities and other assets for which market quotations are not readily available are valued at their fair value as determined pursuant to procedures established by the Board ("fair value pricing"). In addition, fair value pricing may be used to determine the value of a portfolio security if there has been a "significant event," which, under the Fund's procedures is an event that has materially affected the value of the security. When determining whether a significant event has occurred there must be a reasonably high degree of certainty that an event actually has caused the closing market price of the securities to no longer reflect their value at the time set for the Fund's NAV calculation.

Fair value pricing generally will be used if the exchange on which a portfolio security is principally traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's NAV calculation. Fair value pricing also may be used when: (1) governmental actions affect securities in one sector, country or region in a particular way, (2) natural disasters or armed conflicts affect a country or region, or (3) there are significant domestic or foreign market fluctuations.

Shareholder Information

The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board's designee instead of being determined by market prices. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Board has approved the use of FT Interactive Data Corporation to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events.

                                                     Minimum
                                Minimum Initial     Subsequent
Account type                       Investment       Investment
Class A or Class B
--------------------------------------------------------------
Regular*                             $1,000            $  0
--------------------------------------------------------------
Automatic Investment Plan            $  250            $100
--------------------------------------------------------------

* Employees of AmSouth Bank, BISYS Fund Services and their affiliates are subject to a $100.00 minimum initial investment in AmSouth Funds.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

Shareholder Information

Instructions For Opening Or Adding To An Account -- Class A Shares And Class B Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. To purchase directly with the fund follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check payable to "AmSouth Funds."

3. Mail to: AmSouth Funds
   P.O. Box 182733
   Columbus, OH 43218-2733

Subsequent Investment:

1. Use the investment slip attached to your account statement.
   Or, if unavailable,

2. Include the following information on a piece of paper:
   o AmSouth Funds/Fund name
   o Share class
   o Amount invested
   o Account name
   o Account number.
   Include your account number on your check.

3. Mail to: AmSouth Funds
   P.O. Box 182733
   Columbus, OH 43218-2733

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.
--------------------------------------------------------------------------------

By Overnight Service

See instructions 1-2 above for initial or subsequent investments.

3. Send to: AmSouth Funds
   c/o BISYS Fund Services
   Attn: T.A. Operations
   3435 Stelzer Road
   Columbus, OH 43219

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

                                  Questions?
                          Call 1-800-451-8382 or your
                          investment representative.
                          --------------------------

Shareholder Information

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:

Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:

Instruct your bank to wire transfer your investment to:

AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:

Your name
Your confirmation number

After instructing your bank to wire the payments, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.

--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below.
The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account, Social Security or other regular government checks. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

     o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

     o Your bank name, address and account number

     o The amount you wish to invest automatically (minimum $100)

     o How often you want to invest (every month, 4 times a year, twice a year or once a year)

     o Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------
Withdrawing Money From Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
--------------------------------------------------------------------------------

Contingent Deferred Sales Charge

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

 1. Call 1-800-451-8382 with instructions as to how you wish to receive your proceeds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)

By mail

 1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
    o  your Fund and account number;
    o  amount you wish to redeem;
    o  address where your check should be sent; and
    o  account owner signature.

 2. Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares -- Redemptions in Writing Required" below).

 1. See instruction 1 above.

 2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

Shareholder Information

Selling Your Shares
continued

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

You must indicate this option on your application.

Your bank must participate in the ACH and must be a U.S. bank.

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o Include a voided personal check.

o Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

A 2% redemption fee may be charged on shares withdrawn from your account within 30 days of the date of purchase.

Shareholder Information

General Policies On Selling Shares

Redemption Fee

Class A Shares and Class B Shares

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

The fee will be charged on all covered redemptions and exchanges, including those made through retirement plan, brokerage and other types of omnibus accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee). The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

      o     redemptions of shares held in certain omnibus accounts;

      o     retirement plans that cannot implement the redemption fee;

      o certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of a shareholder (or if a trust, its beneficiary);

      o redemptions from accounts that meet certain criteria established by management and approved by the Board.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

      o     The check is not being mailed to the address on your account.

      o     The check is not being made payable to the owner of the account.

      o You are requesting a redemption with electronic or wire transfer payment and have not previously established this option on your account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

Shareholder Information

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you may pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

Undeliverable or Uncashed Checks

If redemption or distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, the check may be canceled and the money reinvested into your account at the then current NAV. If the uncashed or undeliverable check is for a cash distribution, your account may be changed automatically so that all future distributions are reinvested in your account.

Distribution Arrangements/Sales Charges

Calculation of Sales Charges
Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                              Sales Charge       Sales Charge
          Your                  as a % of          as a % of
       Investment            Offering Price     Your Investment
Up to $99,999                      4.00%              4.17%
---------------------------------------------------------------
$100,000 up to $249,999            3.00%              3.09%
---------------------------------------------------------------
$250,000 up to $499,999            2.00%              2.04%
---------------------------------------------------------------
$500,000 up to $999,999            1.00%              1.01%
---------------------------------------------------------------
$1,000,000 and above(1)            0.00%              0.00%
---------------------------------------------------------------

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge ("CDSC") of up to 1.00% of the purchase price may be charged to the shareholder if shares are redeemed in the first year after purchase, with the exception of distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan. This CDSC will be based on the lower of your cost for the shares or their NAV at the time of redemption and will not be charged on shares exchanged for shares of the same class of another AmSouth Fund. There will be no CDSC on reinvested distributions. The Distributor may provide additional compensation for retail accounts in an amount up to 1.00% of the offering price of Class A Shares of the Fund for retail account sales of $1 million to $3 million. For retail account sales over $3 million, the amount of additional compensation may be negotiated.

Shareholder Information

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to all shareholders with investments in AmSouth Funds of $50,000 or more with respect to the Equity Funds and Hybrid Funds and $100,000 or more with respect to the Bond Funds. In addition, you may qualify for reduced sales charges under the following circumstances.

      o Letter Of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

      o Rights Of Accumulation. When the value of Class A shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. To determine whether the sale charge reduction applies, the value of the shares you already own will be calculated by using the greater of the current value or the original investment amount. To be eligible for the right of accumulation, shares of the Fund must be held in the following types of accounts:

            o     Individual or Joint Accounts

            o     Certain Retirement Accounts (IRA's, etc.)

            o Other accounts owned by the same shareholder (determined by TAX ID) or other shareholders eligible under the Combination Privilege defined below.

      o Combination Privilege. You can also combine eligible accounts of multiple AmSouth Funds or accounts of immediate family household members (spouse and children under the age of 21) to achieve reduced sales charges.

In order to obtain a sales charge reduction you may need to provide the Distributor or your investment representative, at the time of purchase, with information regarding shares held in other accounts which may be eligible for aggregation. When informing the Distributor or investment representative it may be necessary to provide information or records regarding shares of the Fund held in (i) all accounts with the Funds or your investment representative; (ii) accounts with other investment representatives; and (iii) accounts in the name of immediate family household members (spouse and children under 21).

Information regarding the Fund's sales charge reduction program can also be obtained free of charge on the Fund's web-site: www.amsouthfunds.com.

Shareholder Information

Class B Shares

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge ("CDSC") at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

    Years          CDSC as a % of
    Since          Dollar Amount
   Purchase      Subject to Charge*
     0-1               5.00%
     1-2               4.00%
     2-3               3.00%
     3-4               3.00%
     4-5               2.00%
     5-6               1.00%
more than 6            None
-----------------------------------

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature -- Class B Shares

      o Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.*

      o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.

      o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

      o If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another AmSouth Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.

      o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the Fund after seven years from the end of the month of purchase.

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Sales Charge Waivers
Class A Shares

The following qualify for waivers of sales charges:

      o Shares purchased from investment representatives through fee-based investment products or accounts.

      o Shares purchased upon the reinvestment of dividend and capital gain distributions.

      o Shares purchased by officers, directors, trustees, employees, retired employees, and Immediate Family* of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the Funds and their affiliates.

      o Shares purchased by employees and their Immediate Family* members of dealers who have an agreement with the Distributor.

      o Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs).

      o     Shares purchased under the Reinstatement Privilege defined below.

* Immediate Family is defined as your spouse and children under the age of 21 living at your same address.

You must, at the time of purchase, give the Transfer Agent, Distributor or investment representative sufficient information to permit confirmation of your qualification for a sales charge waiver. In certain circumstances, the Transfer Agent, Distributor or investment representative may not be able to confirm that your investment qualifies for a specific waiver and the Class A sales charge will be deducted from your investment.

--------------------------------------------------------------------------------
Reinstatement Privilege

If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.
--------------------------------------------------------------------------------

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class B Shares

The CDSC will be waived under certain circumstances, including the following:

      o Redemptions from accounts following the death or disability of a shareholder.

      o     Returns of excess contributions to retirement plans.

      o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.

      o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.

      o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2.

Distribution and Service (12b-1) Fees and Shareholder Servicing Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

      o The 12b-1 and shareholder servicing fees vary by share class as follows:

            o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.

            o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.

            o The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

Short-Term Trading

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 30 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sales of the same Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

Shareholder Information

Exchanging Your Shares

You can exchange your shares in one AmSouth Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

      o     Your name and telephone number;

      o     The exact name on your account and account number;

      o Taxpayer identification number (usually your Social Security number);

      o     Dollar value or number of shares to be exchanged;

      o     The name of the Fund from which the exchange is to be made;

      o     The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.
--------------------------------------------------------------------------------

Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

      o     Complete the appropriate section of the Account Application.

      o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

Notes On Exchanges

      o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

      o The registration and tax identification numbers of the two accounts must be identical.

      o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

      o Be sure to read carefully the prospectus of any Fund into which you wish to exchange shares.

      o To prevent disruption in the management of the Fund, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the Fund during a calendar year.

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

You will normally have to pay federal income tax, and any state or local income taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated as capital gain dividends are taxable as long-term capital gains. For taxable years beginning on or before December 31, 2008, distributions of ordinary dividends to the Fund's non-corporate shareholders may be treated as "qualified dividend income", which is taxed at reduced rates, if such distributions are derived from, and designated by the Fund as, "qualified dividend income" and provided that holding period and other requirements are met at both the shareholder and fund level. "Qualified dividend income" generally is income derived from dividends of U.S. corporations, "qualified foreign corporations", and certain other foreign corporations. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December. Also, distributions are taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid for your Fund Shares).

The income dividends that you receive from the Fund are expected to be exempt from federal income tax. Income exempt from federal income tax may be subject to state and local income tax. The Fund also may invest a portion of its assets in securities that generate income that is exempt from other state or local income tax. However, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in a Tax-Exempt Fund may have on the federal income taxation of your benefits. In addition, an investment in a Tax-Exempt Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders. Any net capital gains the Fund distributes also will be subject to federal income tax.

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's Shares. Any gain resulting from the redemption or exchange of your Fund Shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange before December 31, 2008, of his or her Fund Shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's Advisor does not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes (including, in the case of the Fund, the possible application of the Florida Intangibles Tax).

Shareholder Information

Back-Up Withholding

The Fund is required in certain circumstances to apply backup withholding on distributions and redemption proceeds otherwise payable to any noncorporate shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or, in the case of distributions, who is otherwise subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010.

For more information about taxes, please consult the SAI.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2004, both of which are available free of charge upon request (see back cover).

Other Information About the Fund                            Financial Highlights

FLORIDA TAX-EXEMPT FUND -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                    Investment Activities                      Less Dividends from
                                           ----------------------------------------   -------------------------------------
                                                         Net Realized
                                                              and                                       Net
                               Net Asset                  Unrealized        Total                    Realized
                                 Value,        Net      Gains (Losses)      from          Net       Gains from
                               Beginning   Investment        from        Investment   Investment    Investment      Total
                               of Period     Income       Investments    Activities     Income     Transactions   Dividends
                               ---------   ----------   --------------   ----------   ----------   ------------   ---------
 FLORIDA TAX-EXEMPT FUND
  Year Ended July 31, 2004      $ 10.70        0.35          (0.05)          0.30        (0.35)        (0.01)       (0.36)
  Year Ended July 31, 2003      $ 10.79        0.36          (0.08)          0.28        (0.37)           --        (0.37)
  Year Ended July 31, 2002      $ 10.51        0.39            0.27          0.66        (0.38)           --        (0.38)
  Year Ended July 31, 2001+     $ 10.16        0.40            0.35          0.75        (0.40)           --        (0.40)
  Year Ended July 31, 2000      $ 10.22        0.44          (0.06)          0.38        (0.41)        (0.03)       (0.44)

                                                              Ratios (to average net assets)/Supplemental Data
                                                         ------------------------------------------------------------
                                              Total                                                             Net
                               Net Asset     Return                                 Expenses                  Assets,
                                 Value,    (Excluding       Net                     (before       Portfolio   End of
                                  End         Sales     Investment      Net       Reductions/      Turnover   Period
                               of Period     Charge)      Income     Expenses   Reimbursements)     Rate*     (000's)
                               ---------   ----------   ----------   --------   ---------------   ---------   -------
 FLORIDA TAX-EXEMPT FUND
  Year Ended July 31, 2004      $ 10.64        2.89%        3.25%       0.83%         1.25%           11%     $4,925
  Year Ended July 31, 2003      $ 10.70        2.58%        3.35%       0.84%         1.25%            6%     $6,955
  Year Ended July 31, 2002      $ 10.79        6.38%        3.64%       0.87%         1.26%           13%     $4,002
  Year Ended July 31, 2001+     $ 10.51        7.46%        3.79%       0.90%         1.29%            7%     $3,267
  Year Ended July 31, 2000      $ 10.16        3.99%        4.10%       0.74%         1.30%           11%     $2,655

+ Net investment income (loss) is based on average shares outstanding during the period.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Other Information About the Fund                            Financial Highlights

FLORIDA TAX-EXEMPT FUND -- B SHARES Selected data for a share outstanding throughout the period indicated.

                                                    Investment Activities                      Less Dividends from
                                           ----------------------------------------   -------------------------------------
                                                         Net Realized
                                                              and                                       Net
                               Net Asset                  Unrealized        Total                    Realized
                                 Value,        Net      Gains (Losses)      from          Net       Gains from
                               Beginning   Investment        from        Investment   Investment    Investment      Total
                               of Period     Income       Investments    Activities     Income     Transactions   Dividends
                               ---------   ----------   --------------   ----------   ----------   ------------   ---------
 FLORIDA TAX-EXEMPT FUND
  Year Ended July 31, 2004      $ 10.68        0.27          (0.05)          0.22        (0.27)        (0.01)       (0.28)
  Year Ended July 31, 2003      $ 10.76        0.29          (0.08)          0.21        (0.29)           --        (0.29)
  Year Ended July 31, 2002      $ 10.49        0.29            0.28          0.57        (0.30)           --        (0.30)
  Year Ended July 31, 2001+     $ 10.15        0.32            0.34          0.66        (0.32)           --        (0.32)
  Year Ended July 31, 2000      $ 10.20        0.32          (0.01)          0.31        (0.33)        (0.03)       (0.36)

                                                                     Ratios (to average net assets)/Supplemental Data
                                                                     ------------------------------------------------
                                              Total                                                             Net
                               Net Asset     Return                                 Expenses                  Assets,
                                 Value,    (Excluding       Net                     (before       Portfolio   End of
                                  End      Redemption   Investment      Net       Reductions/      Turnover   Period
                               of Period     Charge)      Income     Expenses   Reimbursements)     Rate*     (000's)
                               ---------   ----------   ----------   --------   ---------------   ---------   -------
 FLORIDA TAX-EXEMPT FUND
  Year Ended July 31, 2004      $ 10.62        2.12%        2.49%       1.58%         2.00%           11%     $2,988
  Year Ended July 31, 2003      $ 10.68        1.91%        2.61%       1.59%         2.00%            6%     $3,807
  Year Ended July 31, 2002      $ 10.76        5.56%        2.90%       1.62%         2.01%           13%     $2,647
  Year Ended July 31, 2001+     $ 10.49        6.61%        3.03%       1.64%         2.04%            7%     $1,385
  Year Ended July 31, 2000      $ 10.15        3.14%        3.22%       1.62%         2.05%           11%     $  729

+ Net investment income (loss) is based on average shares outstanding during the period.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                                     [Logo]
                                3435 Stelzer Road
                               Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                      AmSouth Funds
                      3435 Stelzer Road
                      Columbus, Ohio 43219
                      Telephone: 1-800-451-8382
                      Internet: http://www.amsouthfunds.com
                      -------------------------------------

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o     Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

[Logo]
3435 Stelzer Road
Columbus, OH 43219              www.amsouthfunds.com

[Logo]
3435 Stelzer Road
Columbus, OH 43219              www.amsouthfunds.com                ASO120103-AB

AMSOUTH FUNDS
AMSOUTH GOVERNMENT
 INCOME FUND
INVESTOR GUIDE AND PROSPECTUS

CLASS A SHARES
CLASS B SHARES


[Logo]                                                          DECEMBER 1, 2004

[Logo]

                    Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

      o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

      o Account history, including information about the transactions and balances in a customer's account(s); and

      o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

      o     If you request or authorize the disclosure of the information.

      o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

      o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.

      (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.

                           Not part of the prospectus

AMSOUTH FUNDS
AMSOUTH GOVERNMENT
 INCOME FUND
PROSPECTUS

CLASS A SHARES
CLASS B SHARES

                                                                DECEMBER 1, 2004

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Fund shares or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

AmSouth Funds                  Table of Contents

                                     Description of the Fund -- Objectives, Risk/Return and Expenses
                                     ---------------------------------------------------------------
Carefully review this important        2  Overview
section, which summarizes the          3  AmSouth Bond Funds
Fund's investments, risks, past        4  AmSouth Government Income Fund
performance, and fees.

                                     Additional Investment Strategies and Risks
                                     ---------------------------------------------------------------
Review this section for additional     7  Investment Strategies
information on investment              7  Investment Practices
strategies and investment practices    9  Investment Risks
and their risks.

                                     Fund Management
                                     ---------------------------------------------------------------
Review this section for details on    10  The Investment Advisor
the people and organizations who      10  Portfolio Manager
provide services to the Fund.         11  The Distributor and Administrator

                                     Shareholder Information
                                     ---------------------------------------------------------------
Review this section for details on    12  Choosing a Share Class
how shares are valued, how to         13  Pricing of Fund Shares
purchase, sell and exchange shares,   14  Purchasing and Adding to Your Shares
related charges and payments of       18  Selling Your Shares
dividends and distributions.          20  General Policies on Selling Shares
                                      21  Distribution Arrangements/Sales Charges
                                      25  Distribution and Service (12b-1) Fees
                                          and Shareholder Servicing Fees
                                      26  Exchanging Your Shares
                                      27  Dividends, Other Distributions and Taxes

                                     Other Information About The Fund
                                     ---------------------------------------------------------------
                                      29  Financial Highlights

Description of the Fund -- Objectives, Risk/Return and Expenses         Overview

The Fund The AmSouth Government Income Fund (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares and Class B Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                        The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                        The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets where these securities trade.

                        Like other investments, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the Federal Deposit Insurance Company or any other government agency.

                        The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                        The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

Description of the Fund -- Objectives,                        AmSouth Bond Funds
Risk/Return and Expenses

Bond Funds              The Fund is one of six AmSouth Bond Funds. The AmSouth
                        Bond Funds seek current income and invest primarily in fixed income securities, such as U.S. government securities or corporate banks and commercial obligations.

Who May Want to Invest  Consider investing in this Fund and other AmSouth Bond
                        Funds if you are:

                          o looking to add a monthly income component to your portfolio

                          o willing to accept the risks of price and dividend fluctuations

                        This Fund and other AmSouth Bond Funds may not be appropriate if you are:

                          o  investing emergency reserves

                          o uncomfortable with an investment that will fluctuate in value

Description of the Fund -- Objectives,            AmSouth Government Income Fund
Risk/Return and Expenses

                        Risk/Return Summary

Investment Objective    The Fund seeks current income consistent with the
                        preservation of capital.

Principal               The Fund invests primarily in securities issued or
Investment Strategies   guaranteed by the U.S. government, its agencies or
                        instrumentalities. These investments are principally
                        mortgage-related securities, U.S. Treasury obligations
                        and U.S. government agency obligations. The Fund invests
                        in securities issued by: (i) the Government National
                        Mortgage Association ("GNMA"), which are supported by
                        the full faith and credit of the U.S. government; (ii)
                        the Federal National Mortgage Association ("FNMA"), the
                        Federal Home Loan Mortgage Corporation ("FHLMC"), the
                        Student Loan Marketing Association ("SLMA") and the
                        Federal Home Loan Banks ("FHLBs"), which are supported
                        by the right of the issuer to borrow from the U.S.
                        Treasury; (iii) the Federal Farm Credit Banks ("FFCBs")
                        and the Tennessee Valley Authority ("TVA"), which are
                        supported only by the credit of the issuer; and (iv) the
                        Private Export Funding Corporation ("PEFCO") which may
                        be guaranteed by the Export-Import Bank of the U.S.
                        ("Exim Bank"), an agency of the U.S.

                        The Advisor's fixed income portfolio management process focuses on the four key areas of duration management, sector weights, position on the yield curve and security selection; the Advisor's goal is to add value in each of these four areas through the active management of the Fund's portfolio. Beginning with rigorous fundamental analysis of the economy and taking into account characteristics of the current business and interest rate cycles, the Advisor arrives at a projection of the likely trend in interest rates and adjusts duration accordingly. Analysis of the shape of the yield curve and yield spreads among bond market sectors leads to further refinements in strategy.

                        The Fund may also invest in certain other debt securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 7 or consult the SAI.

Principal               Your investment in the Fund may be subject to the
Investment Risks        following principal risks:

                        Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                        Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security's rating, the greater its credit risk.

                        Certain securities issued by agencies and instrumentalities of the U.S. government in which the Fund may invest are backed by the full faith and credit of the U.S. government, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, by the credit of the issuing agency, instrumentality or corporation, or by the U.S. in some other way.

                        If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                        For more information about these risks, please see the Additional Investment Strategies and Risks on page 7.

                        Prepayment Risk: If a significant number of mortgages underlying a mortgage backed security are refinanced, the security may be "prepaid." In this case, investors receive their principal back and are typically forced to reinvest it in securities that pay lower interest rates. Rapid changes in prepayment rates can cause bond prices and yields to be volatile.

                        Income Risk: The possibility that the Fund's income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

                        If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                        For more information about these risks, please see the Additional Investment Strategies and Risks on page 7.

Description of the Fund -- Objectives,            AmSouth Government Income Fund
Risk/Return and Expenses

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Lehman Mortgage Index, an unmanaged index generally representative of the mortgage bond market as a whole. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Performance Bar Chart and Table
Year-By-Year Total Returns as of 12/31
for Class A Shares1

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

-0.37   14.38%  4.07%  9.35%  7.14%   0.63%  10.67%   7.01%  8.70%  1.46%
 1994     95     96     97     98      99      00      01     02    2003

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/04 to 9/30/04 was 1.94%.

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

-----------------------------------------
Best quarter:          4.54%    6/30/95
Worst quarter:        -1.43%    3/31/94
-----------------------------------------

                                   ---------------------------------------------
                                   Average Annual Total Returns
                                   (for the periods ending December 31, 2003)(1)
                                   ---------------------------------------------

                                                            Year         Years      (10/1/93)
                                                          -----------------------------------
Class A Shares(2) Return Before Taxes
(with 4.00% sales charge)                                  -2.60%        4.77%        5.78%
                                                          -----------------------------------
Class A Shares Return After Taxes on Distributions         -3.97%        2.71%        3.40%
                                                          -----------------------------------
Class A Shares Return After Taxes on Distributions
and Sale of Fund Shares                                    -1.68%        2.80%        3.42%
                                                          -----------------------------------
Class B Shares(2) Return Before Taxes
(with applicable Contingent Deferred Sales Charge)         -4.07%        4.45%        5.26%
                                                          -----------------------------------
Lehman Mortgage Index                                       3.07%        6.55%        6.89%
---------------------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

(2) Class A Shares were first offered on 10/1/93. Performance for the Class B Shares, which were first offered on 3/13/00, is based on the historical performance of the Fund's Class A Shares (without sales charge) prior to that date. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B Shares distribution (12b-1) fees and the contingent deferred sales charge.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Description of the Fund -- Objectives,            AmSouth Government Income Fund
Risk/Return and Expenses

As an investor in the Government Income Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

--------------------------------------------------------------------------------
Contingent Deferred Sales Charge

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.
--------------------------------------------------------------------------------

                               Fees and Expenses

Shareholder Transaction Expenses                Class A                Class B
(expenses paid by you directly)(1)              Shares                 Shares
Maximum Sales Charge
(Load) on Purchases                             4.00%(2)               None
-------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load)                                   None                   5.00%(3)
-------------------------------------------------------------------------------
Redemption Fee(4)                               2.00%                  2.00%

Annual Fund Operating Expenses                  Class A                Class B
(fees paid from Fund assets)                    Shares                 Shares
Management Fee                                  0.50%                  0.50%
-------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fee                                     None                   0.75%
-------------------------------------------------------------------------------
Other Expenses(5)                               0.51%                  0.51%
-------------------------------------------------------------------------------
 Total Fund Operating Expenses(5)               1.01%                  1.76%
-------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customers account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year following purchase. For all other Class B Shares held continuously, the CDSC declines over a six-year period as follows:
5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B Shares automatically convert to Class A Shares.

(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.49% for Class A Shares and 0.49% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 0.99% and Class B Shares, 1.74%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
     o $10,000 investment
     o 5% annual return
     o no changes in the Fund's operating expenses
     o redemption at the end of each period
Because actual returns and operating expenses will be different, this example is for comparison only.

                                Expense Example

                             1        3          5           10
                           Year     Years      Years       Years
Class A Shares             $499     $709      $  936      $1,587
----------------------------------------------------------------
Class B Shares
Assuming redemption        $679     $854      $1,154      $1,875
Assuming no redemption     $179     $554      $  954      $1,875
----------------------------------------------------------------

           Additional Investment Strategies and Risks

Under normal circumstances, the Fund will invest at least 80% of its net assets primarily in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities. This policy will not be changed without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings for investment purposes. Up to 20% of the Fund's total assets may be invested in other types of debt securities, preferred stocks and options. The Fund may invest up to 100% of its total assets in mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities such as GNMA, which are supported by the full faith and credit of the U.S. government, and FNMA and FHLMC, which are supported by the right of the issuer to borrow from the U.S. Treasury, and in mortgage-related securities issued by nongovernmental entities which are rated, at the time of purchase, in one of the four highest rating categories by a Nationally recognized statistical rating organization or, if unrated, determined by its Advisor to be of comparable quality.

The Fund's investments also include securities issued by (i) SLMA and the FHLBs, which are supported by the right of the issuer to borrow from the U.S. Treasury;
(ii) FFCBs and the TVA, which are supported only by the credit of the issuer; and (iii) Private Export Funding Corporation, which may be guaranteed by the Export Import Bank of the U.S., an agency of the U.S.

The Fund may invest, to a limited extent, in securities issued by other investment companies which principally invest in securities of the type in which the Fund invests. Such investments will involve duplication of advisory fees and certain other expenses.

The Fund may increase its holdings in short-term money market instruments to over 20% of its total assets. The Fund may hold uninvested cash pending investment.

Cash Positions

To manage its daily cash positions, each Fund also may invest in securities issued by investment companies that invest in short-term debt securities and seek to maintain a net asset value of $1.00, including AmSouth Money Market Funds (pursuant to an SEC exemptive order).


Investment Risks

Below is a more complete discussion of the types of risks inherent in the investment techniques and risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by GNMA, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA, FHLMC, the Student Loan Marketing Association and FHLB, by the credit of the issuing agency, such as securities issued by FFCB and the Tennessee Valley Authority or by the U.S. in some other way.

Additional Investment Strategies and Risks

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Company Risk. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Prepayment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay -- higher yielding bonds before their stated maturity. Changes in prepayment rates can result in greater price and yield volatility. Prepayments and calls generally accelerate when interest rates decline. When mortgage and other obligations are prepaid or called, the Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, the Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Additional Investment Strategies and Risks

Additional Specific Risks

In addition to the risks discussed above, the Fund's investments may also be subject to the following risks based on the Fund's use of certain investments and investment techniques as indicated for each risk. More information regarding the different investments and investment techniques is available in the Fund's SAI.

Leverage Risk. (call options, futures and related options, put options, repurchase agreements, reverse repurchase agreements, securities lending)

The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

      Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

      Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Management Risk. (call options, demand features, futures and related options, put options) The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Political Risk. (American and global depositary receipts, foreign securities, municipal securities) The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Regulatory Risk. (Asset-backed securities, mortgage-backed securities) The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Fund Management

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor to the Fund. As of July 31, 2004, AAMI had over $9.7 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of September 30, 2004, AmSouth Bank had $15.3 billion in assets under discretionary management and provided custody services for an additional $11.2 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of September 30, 2004 of $49.8 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program.

For these advisory services, the Fund paid the Advisor a fee of 0.50% of the average daily net assets of the Fund during the fiscal year ended July 31, 2004.

Portfolio Managers

The Fund is co-managed by John P. Boston, CFA and Michael T. Lytle, CFA. Mr. Boston and Mr. Lytle were each named co-manager of the Fund in 2004. Mr. Boston managed the Government Income Fund from 1993 to 1998 and co-managed the Fund from 1999 to 2002. He also manages the High Quality Bond Fund and the Limited Term Bond Fund and co-manages the Balanced Fund. Mr. Boston is Chief Fixed Income Officer for AmSouth Asset Management, Inc. Mr. Boston began his career in investment management with AmSouth Bank in 1988 and has been associated with the Advisor since 1996. Mr. Boston earned his B.S. degree in Finance and Political Science from the University of North Alabama. Mr. Boston received his CFA charter in 1993 and is an active member and past president of the Alabama Society of Financial Analysts. Mr. Lytle joined AmSouth Bank's Asset Management Group in 1999 and AmSouth Asset Management Inc. in 2003. He is a fixed-income portfolio manager for AmSouth Asset Management Inc., specializing in taxable fixed-income securities. Mr. Lytle earned his bachelor's degree from Berry College and is a Chartered Financial Analyst. He serves as membership chairman of the Alabama Society of Financial Analysts.

Fund Management

The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares (the "Distributor"). BISYS and the Advisor may, from time to time, directly or through an affiliate, use their fee revenue, past profits, or other revenue sources, without limitation, to pay promotional, administrative, shareholder support, and other expenses to third parties, including broker-dealers, in connection with the offer, sale and administration of shares of the Fund.

For more detailed information about the Advisor and other service providers, please see the SAI.

Shareholder Information

Choosing a Share Class

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

o     Front-end sales charges, as described below.

o     Shareholder servicing fees of 0.25% of average daily net assets.

Class B Shares

o     No front-end sales charge; all your money goes to work for you right away.

o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. The Fund bears a distribution fee (also called a 12b-1 fee) of 0.75%.

o     A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o Maximum investment for all Class B purchases by a shareholder for the Fund's shares: $99,999.

o Because 12b-1 fees are paid on an ongoing basis for eight years, Class B shareholders could end up paying more expenses over the long term than if they had purchased Class A Shares and paid a front-end sales charge.

For actual past expenses of a share class, see the fund specific information provided in this Prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

Shareholder Information

Pricing of Fund Shares

--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                     NAV =
                          Total Assets -- Liabilities
                          ---------------------------
                               Number of Shares
                                  Outstanding

Generally, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------

Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time on days the NYSE is open. In addition, the Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:

o     Name;

o     Date of birth (for individuals);

o Residential or business street address (although post office boxes are still permitted for mailing); and

o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Securities Valuation

The Fund values equity securities daily at their latest available sales price, or absent such a price, by reference to the latest available bid and asked prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued at the Nasdaq Official Closing Price provided by the Nasdaq each business day. For fixed income securities, the Fund use valuations furnished by pricing services approved by the Board and that use both dealer-supplied valuations and electronic and matrix techniques. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in investment companies are valued at their net asset values as reported by such companies. The prospectuses for the registered investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Shareholder Information

Securities and other assets for which market quotations are not readily available are valued at their fair value as determined pursuant to procedures established by the Board ("fair value pricing"). In addition, fair value pricing may be used to determine the value of a portfolio security if there has been a "significant event," which, under the Fund's procedures is an event that has materially affected the value of the security. When determining whether a significant event has occurred there must be a reasonably high degree of certainty that an event actually has caused the closing market price of the securities to no longer reflect their value at the time set for the Fund's NAV calculation.

Fair value pricing generally will be used if the exchange on which a portfolio security is principally traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's NAV calculation. Fair value pricing also may be used when: (1) governmental actions affect securities in one sector, country or region in a particular way, (2) natural disasters or armed conflicts affect a country or region, or (3) there are significant domestic or foreign market fluctuations.

The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board's designee instead of being determined by market prices. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Board has approved the use of FT Interactive Data Corporation to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events.

                                                     Minimum
                                Minimum Initial     Subsequent
Account type                       Investment       Investment
Class A or Class B
--------------------------------------------------------------
Regular*                            $1,000            $  0
--------------------------------------------------------------
Automatic Investment Plan           $  250            $100
--------------------------------------------------------------

* Employees of AmSouth Bank, BISYS Fund Services and their affiliates are subject to a $100.00 minimum initial investment in AmSouth Funds.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

Shareholder Information

Instructions For Opening Or Adding To An Account - Class A Shares And Class B Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. To purchase directly with the Fund, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check payable to "AmSouth Funds."

3. Mail to: AmSouth Funds
   P.O. Box 182733
   Columbus, OH 43218-2733.

Subsequent Investment:

1. Use the investment slip attached to your account statement.
   Or, if unavailable,

2. Include the following information on a piece of paper:
   o AmSouth Funds/Fund name
   o Share class
   o Amount invested
   o Account name
   o Account number.
   Include your account number on your check.

3. Mail to: AmSouth Funds
   P.O. Box 182733
   Columbus, OH 43218-2733.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.
--------------------------------------------------------------------------------

By Overnight Service

See instructions 1-2 above for initial or subsequent investments.

3. Send to: AmSouth Funds
   c/o BISYS Fund Services
   Attn: T.A. Operations
   3435 Stelzer Road, Columbus, OH 43219.

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

                                   Questions?
                           Call 1-800-451-8382 or your
                           investment representative.
                           --------------------------

Shareholder Information

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:

Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:

Instruct your bank to wire transfer your investment to:

AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:

Your name
Your confirmation number

After instructing your bank to wire the payments, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.

--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below.
The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account, Social Security or other regular government checks. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

     o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

     o Your bank name, address and account number

     o The amount you wish to invest automatically (minimum $100)

     o How often you want to invest (every month, 4 times a year, twice a year or once a year)

     o Attach a voided personal check.

To invest regularly from your paycheck or government check:
Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------
Withdrawing Money From Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
--------------------------------------------------------------------------------

Contingent Deferred Sales Charge

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

 1. Call 1-800-451-8382 with instructions as to how you wish to receive your proceeds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)

By mail

 1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
    o  your Fund and account number;
    o  amount you wish to redeem;
    o  address where your check should be sent; and
    o  account owner signature.

 2. Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares -- Redemptions in Writing Required" below).

 1. See instruction 1 above.

 2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

Shareholder Information

Selling Your Shares
continued

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

You must indicate this option on your application.

Your bank must participate in the ACH and must be a U.S. bank.

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o Include a voided personal check.

o Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

A 2% redemption fee may be charged on shares withdrawn from your account within 30 days of the date of purchase.

Shareholder Information

General Policies On Selling Shares

Redemption Fee

Class A Shares and Class B Shares

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

The fee will be charged on all covered redemptions and exchanges, including those made through retirement plan, brokerage and other types of omnibus accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee). The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

      o     redemptions of shares held in certain omnibus accounts;

      o     retirement plans that cannot implement the redemption fee;

      o certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of a shareholder (or if a trust, its beneficiary);

      o redemptions from accounts that meet certain criteria established by management and approved by the Board.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

      o     The check is not being mailed to the address on your account.

      o     The check is not being made payable to the owner of the account.

      o You are requesting a redemption with electronic or wire transfer payment and have not previously established this option on your account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

Shareholder Information

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you may pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

Undeliverable or Uncashed Checks

If redemption or distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, the check may be canceled and the money reinvested into your account at the then current NAV. If the uncashed or undeliverable check is for a cash distribution, your account may be changed automatically so that all future distributions are reinvested in your account.

Distribution Arrangements/Sales Charges

Calculation of Sales Charges
Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                                Sales Charge       Sales Charge
            Your                  as a % of          as a % of
         Investment            Offering Price     Your Investment
  Up to $99,999                      4.00%              4.17%
-----------------------------------------------------------------
  $100,000 up to $249,999            3.00%              3.09%
-----------------------------------------------------------------
  $250,000 up to $499,999            2.00%              2.04%
-----------------------------------------------------------------
  $500,000 up to $999,999            1.00%              1.01%
-----------------------------------------------------------------
  $1,000,000 and above(1)            0.00%              0.00%
-----------------------------------------------------------------

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge ("CDSC") of up to 1.00% of the purchase price may be charged to the shareholder if shares are redeemed in the first year after purchase, with the exception of distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan. This CDSC will be based on the lower of your cost for the shares or their NAV at the time of redemption and will not be charged on shares exchanged for shares of the same class of another AmSouth Fund. There will be no CDSC on reinvested distributions. The Distributor may provide additional compensation for retail accounts in an amount up to 1.00% of the offering price of Class A Shares of the Fund for retail account sales of $1 million to $3 million. For retail account sales over $3 million, the amount of additional compensation may be negotiated.

Shareholder Information

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to all shareholders with investments in AmSouth Funds of $50,000 or more with respect to the Equity Funds and Hybrid Funds and $100,000 or more with respect to the Bond Funds. In addition, you may qualify for reduced sales charges under the following circumstances.

o Letter Of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

o Rights Of Accumulation. When the value of Class A shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. To determine whether the sale charge reduction applies, the value of the shares you already own will be calculated by using the greater of the current value or the original investment amount. To be eligible for the right of accumulation, shares of the Fund must be held in the following types of accounts:

      o     Individual or Joint Accounts

      o     Certain Retirement Accounts (IRA's, etc.)

      o Other accounts owned by the same shareholder (determined by TAX ID) or other shareholders eligible under the Combination Privilege defined below.

o Combination Privilege. You can also combine eligible accounts of multiple AmSouth Funds or accounts of immediate family household members (spouse and children under the age of 21) to achieve reduced sales charges.

In order to obtain a sales charge reduction you may need to provide the Distributor or your investment representative, at the time of purchase, with information regarding shares held in other accounts which may be eligible for aggregation. When informing the Distributor or investment representative it may be necessary to provide information or records regarding shares of the Fund held in (i) all accounts with the Funds or your investment representative; (ii) accounts with other investment representatives; and (iii) accounts in the name of immediate family household members (spouse and children under 21).

Information regarding the Fund's sales charge reduction program can also be obtained free of charge on the Fund's web-site: www.amsouthfunds.com.

Shareholder Information

Class B Shares

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge ("CDSC") at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

    Years          CDSC as a % of
    Since          Dollar Amount
   Purchase      Subject to Charge*
     0-1               5.00%
     1-2               4.00%
     2-3               3.00%
     3-4               3.00%
     4-5               2.00%
     5-6               1.00%
more than 6            None
-----------------------------------

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature -- Class B Shares

      o Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.*

      o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.

      o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

      o If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another AmSouth Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.

      o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the Fund after seven years from the end of the month of purchase.

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Sales Charge Waivers
Class A Shares

The following qualify for waivers of sales charges:

      o Shares purchased from investment representatives through fee-based investment products or accounts.

      o Shares purchased upon the reinvestment of dividend and capital gain distributions.

      o Shares purchased by officers, directors, trustees, employees, retired employees, and Immediate Family* of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the Funds and their affiliates.

      o Shares purchased by employees and their Immediate Family* members of dealers who have an agreement with the Distributor.

      o Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs).

      o     Shares purchased under the Reinstatement Privilege defined below.

* Immediate Family is defined as your spouse and children under the age of 21 living at your same address.

You must, at the time of purchase, give the Transfer Agent, Distributor or investment representative sufficient information to permit confirmation of your qualification for a sales charge waiver. In certain circumstances, the Transfer Agent, Distributor or investment representative may not be able to confirm that your investment qualifies for a specific waiver and the Class A sales charge will be deducted from your investment.

--------------------------------------------------------------------------------
Reinstatement Privilege

If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.
--------------------------------------------------------------------------------

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class B Shares

The CDSC will be waived under certain circumstances, including the following:

      o Redemptions from accounts following the death or disability of a shareholder.

      o     Returns of excess contributions to retirement plans.

      o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.

      o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.

      o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2.

Distribution and Service (12b-1) Fees and Shareholder Servicing Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

      o The 12b-1 and shareholder servicing fees vary by share class as follows:

            o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.

            o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.

            o The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

Short-Term Trading

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 30 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sales of the same Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

Shareholder Information

Exchanging Your Shares

You can exchange your shares in one AmSouth Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

      o     Your name and telephone number;

      o     The exact name on your account and account number;

      o Taxpayer identification number (usually your Social Security number);

      o     Dollar value or number of shares to be exchanged;

      o     The name of the Fund from which the exchange is to be made;

      o     The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.
--------------------------------------------------------------------------------

Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

      o     Complete the appropriate section of the Account Application.

      o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

Notes On Exchanges

      o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

      o The registration and tax identification numbers of the two accounts must be identical.

      o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

      o Be sure to read carefully the prospectus of any AmSouth Fund into which you wish to exchange shares.

      o To prevent disruption in the management of the Fund, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the Fund during a calendar year.

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

You will normally have to pay federal income tax, and any state or local income taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated as capital gain dividends are taxable as long-term capital gains. For taxable years beginning on or before December 31, 2008, distributions of ordinary dividends to the Fund's non-corporate shareholders may be treated as "qualified dividend income", which is taxed at reduced rates, if such distributions are derived from, and designated by the Fund as, "qualified dividend income" and provided that holding period and other requirements are met at both the shareholder and fund level. "Qualified dividend income" generally is income derived from dividends of U.S. corporations, "qualified foreign corporations", and certain other foreign corporations. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December. Also, distributions are taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid for your Fund Shares.)

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's Shares. Any gain resulting from the redemption or exchange of your Fund Shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange before December 31, 2008, of his or her Fund Shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's Advisor does not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

Shareholder Information

Back-Up Withholding

The Fund is required in certain circumstances to apply backup withholding on distributions and redemption proceeds otherwise payable to any noncorporate shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or, in the case of distributions, who is otherwise subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010.

For more information about taxes, please consult the SAI.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2004, both of which are available free of charge upon request (see back cover).

Other Information About the Fund                            Financial Highlights

GOVERNMENT INCOME FUND -- A SHARES Selected data for a share outstanding throughout the period indicated.


                                                    Investment Activities                      Less Dividends from
                                          ------------------------------------------ ---------------------------------------
                                                         Net Realized
                                                              and                                       Net
                               Net Asset                  Unrealized        Total                    Realized
                                 Value,        Net      Gains (Losses)      from          Net       Gains from
                               Beginning   Investment        from        Investment   Investment    Investment      Total
                               of Period     Income       Investments    Activities     Income     Transactions   Dividends
                               ---------   ----------   --------------   ----------   ----------   ------------   ---------
 GOVERNMENT INCOME FUND
  Year Ended July 31, 2004      $ 10.05        0.34          (0.11)          0.23        (0.41)        (0.01)       (0.42)
  Year Ended July 31, 2003      $ 10.26        0.41          (0.05)          0.36        (0.42)        (0.15)       (0.57)
  Year Ended July 31, 2002      $ 10.10        0.48           0.20           0.68        (0.52)           --        (0.52)
  Year Ended July 31, 2001+     $  9.60        0.55           0.50           1.05        (0.55)           --        (0.55)
  Year Ended July 31, 2000      $  9.62        0.56          (0.04)          0.52        (0.54)           --        (0.54)

                                                           Total
                                            Net Asset     Return
                                              Value,    (Excluding
                               Redemption      End         Sales
                                  Fees      of Period     Charge)
                               ----------   ---------   ----------
 GOVERNMENT INCOME FUND
  Year Ended July 31, 2004         -- #     $  9.86         2.36%
  Year Ended July 31, 2003         --       $ 10.05         3.47%
  Year Ended July 31, 2002         --       $ 10.26         6.96%
  Year Ended July 31, 2001+        --       $ 10.10        11.25%
  Year Ended July 31, 2000         --       $  9.60         5.55%

                                      Ratios (to average net assets)/Supplemental Data
                               --------------------------------------------------------------
                                                                                        Net
                                                           Expenses                   Assets,
                                   Net                     (before       Portfolio    End of
                               Investment      Net       Reductions/      Turnover    Period
                                 Income     Expenses   Reimbursements)     Rate*      (000's)
                               ----------   --------   ---------------   ---------    -------
 GOVERNMENT INCOME FUND
  Year Ended July 31, 2004         3.48%       1.00%         1.23%          39%       $16,943
  Year Ended July 31, 2003         3.84%       1.01%         1.23%          43%       $20,721
  Year Ended July 31, 2002         4.74%       1.00%         1.21%          18%       $ 8,800
  Year Ended July 31, 2001+        5.47%       0.99%         1.20%          25%       $ 5,672
  Year Ended July 31, 2000         5.77%       0.85%         1.30%          42%       $ 5,879

+ Net investment income (loss) is based on average shares outstanding during the period.
#     Less than one cent per share.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Other Information About the Fund                            Financial Highlights

GOVERNMENT INCOME FUND -- B SHARES Selected data for a share outstanding throughout the period indicated.


                                                         Investment Activities
                                                ----------------------------------------
                                                              Net Realized
                                                                   and
                                    Net Asset                  Unrealized        Total
                                      Value,        Net      Gains (Losses)      from
                                    Beginning   Investment        from        Investment
                                    of Period     Income       Investments    Activities
                                    ---------   ----------   --------------   ----------
 GOVERNMENT INCOME FUND
  Year Ended July 31, 2004           $ 10.04        0.27          (0.11)          0.16
  Year Ended July 31, 2003           $ 10.26        0.33          (0.06)          0.27
  Year Ended July 31, 2002           $ 10.10        0.42           0.19           0.61
  Year Ended July 31, 2001+          $  9.61        0.47           0.51           0.98
  Period Ended July 31, 2000 (a)     $  9.48        0.18           0.10           0.28

                                                                                                                   Ratios (to
                                                                                                                  average net
                                                                                                                 assets)/Supple
                                                                                                                    emental
                                             Less Dividends from                                                      Data
                                   ---------------------------------------                                       --------------
                                                      Net                                               Total
                                                   Realized                              Net Asset     Return
                                        Net       Gains from                               Value,    (Excluding        Net
                                    Investment    Investment      Total     Redemption      End      Redemption    Investment
                                      Income     Transactions   Dividends      Fees      of Period     Charge)       Income
                                    ----------   ------------   ---------   ----------   ---------   ----------    ----------
 GOVERNMENT INCOME FUND
  Year Ended July 31, 2004             (0.34)        (0.01)       (0.35)         -- #    $  9.85         1.58%         2.73%
  Year Ended July 31, 2003             (0.34)        (0.15)       (0.49)         --      $ 10.04         2.61%         3.08%
  Year Ended July 31, 2002             (0.45)           --        (0.45)         --      $ 10.26         6.18%         4.00%
  Year Ended July 31, 2001+            (0.49)           --        (0.49)         --      $ 10.10        10.36%         4.65%
  Period Ended July 31, 2000 (a)       (0.15)           --        (0.15)         --      $  9.61         2.98%@        4.77%@@


                                      Ratios (to average net assets)/Supplemental Data
                                   -------------------------------------------------------
                                                                                    Net
                                                       Expenses                   Assets,
                                                       (before       Portfolio    End of
                                         Net         Reductions/      Turnover    Period
                                      Expenses     Reimbursements)     Rate*      (000's)
                                      --------     ---------------   ---------    -------
 GOVERNMENT INCOME FUND
  Year Ended July 31, 2004               1.75%           1.98%          39%       $ 7,558
  Year Ended July 31, 2003               1.76%           1.98%          43%       $10,228
  Year Ended July 31, 2002               1.75%           1.96%          18%       $ 3,542
  Year Ended July 31, 2001+              1.74%           1.95%          25%       $ 1,635
  Period Ended July 31, 2000 (a)         1.75%@@         1.98%@@        42%       $   520

+ Net investment income (loss) is based on average shares outstanding during the period.
#     Less than one cent per share.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
@     Not annualized.
@@    Annualized.
(a) For the period from March 13, 2000 (commencement of operations) through July 31, 2000.

                                     [Logo]
                               3435 Stelzer Road
                               Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                      AmSouth Funds
                      3435 Stelzer Road
                      Columbus, Ohio 43219
                      Telephone: 1-800-451-8382
                      Internet: http://www.amsouthfunds.com
                      -------------------------------------

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o     Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

[Logo]
3435 Stelzer Road
Columbus, OH 43219              www.amsouthfunds.com

                                     [Logo]
3435 Stelzer Road
Columbus, OH 43219              www.amsouthfunds.com                ASO120103-AB

AMSOUTH FUNDS
AMSOUTH HIGH QUALITY
  BOND FUND
INVESTOR GUIDE AND PROSPECTUS

CLASS A SHARES
CLASS B SHARES


[Logo]                                                          DECEMBER 1, 2004

[Logo]

                     Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

      o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

      o Account history, including information about the transactions and balances in a customer's account(s); and

      o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

      o     If you request or authorize the disclosure of the information.

      o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

      o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.

      (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.


                           Not part of the prospectus

AMSOUTH FUNDS
AMSOUTH HIGH QUALITY
 BOND FUND
PROSPECTUS

CLASS A SHARES
CLASS B SHARES


                                                                DECEMBER 1, 2004

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Fund shares or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

AmSouth Funds                  Table of Contents

                                     Description of the Fund -- Objectives, Risk/Return and Expenses
                                     ---------------------------------------------------------------
Carefully review this important        2  Overview
section, which summarizes the          3  AmSouth Bond Funds
Fund's investments, risks, past        4  AmSouth High Quality Bond Fund
performance, and fees.

                                     Additional Investment Strategies and Risks
                                     ---------------------------------------------------------------
Review this section for additional     7  Investment Strategies
information on investment              7  Investment Risks
strategies and investment practices    8  Additional Specific Risks
and their risks.

                                     Fund Management
                                     ---------------------------------------------------------------
Review this section for details on     9  The Investment Advisor
the people and organizations who       9  Portfolio Managers
provide services to the Fund.
                                      10  The Distributor and Administrator

                                     Shareholder Information
                                     ---------------------------------------------------------------
Review this section for details on    11  Choosing a Share Class
how shares are valued, how to         12  Pricing of Fund Shares
purchase, sell and exchange shares,   13  Purchasing and Adding to Your Shares
related charges and payments of       17  Selling Your Shares
dividends and distributions.          19  General Policies on Selling Shares
                                      20  Distribution Arrangements/Sales Charges
                                      23  Distribution and Service (12b-1) Fees
                                          and Shareholder Servicing Fees
                                      24  Exchanging Your Shares
                                      25  Dividends, Other Distributions and Taxes

                                     Other Information About The Fund
                                     ---------------------------------------------------------------
                                      27  Financial Highlights

Description of the Fund -- Objectives, Risk/Return and Expenses         Overview

The Fund The AmSouth High Quality Bond Fund (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares and Class B Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                        The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                        The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the fund owns and the markets where these securities trade.

                        Like other investments, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the Federal Deposit Insurance Corporation or any other government agency.

                        The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                        The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

Description of the Fund -- Objectives,                        AmSouth Bond Funds
Risk/Return and Expenses

Taxable Funds           The Fund is one of six AmSouth Bond Funds. The AmSouth
                        Bond Funds seek current income and invest primarily in fixed income securities, such as U.S. government securities or corporate banks and commercial obligations.

Who May Want to Invest  Consider investing in this Fund and other AmSouth Bond
                        Funds if you are:

                          o looking to add a monthly income component to your portfolio

                          o willing to accept the risks of price and dividend fluctuations

                        This Fund and other AmSouth Bond Funds may not be appropriate if you are:

                          o  investing emergency reserves

                          o uncomfortable with an investment that will fluctuate in value

Description of the Fund -- Objectives,            AmSouth High Quality Bond Fund
Risk/Return and Expenses

                        Risk/Return Summary

Investment Objective    The Fund seeks current income consistent with the
                        preservation of capital.

Principal               The Fund invests primarily in bonds and other fixed
Investment              income securities. These investments include primarily
Strategies              U.S. corporate bonds and debentures and notes or bonds
                        issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund invests in securities issued by the Government National Mortgage
                        Association ("GNMA"), which are supported by the full faith and credit of the U.S. government, and securities issued by the Federal National Mortgage Association
                        ("FNMA"), the Federal Home Loan Mortgage Corporation
                        ("FHLMC") and the Federal Home Loan Bank ("FHLBs"), which are supported by the right of the issuer to borrow from the U.S. Treasury. The Fund also invests in debt securities only if they are high-grade (rated at time of purchase in one of the four highest rating categories by an nationally recognized statistical rating organization, or are determined by the Advisor to be of comparable quality). In addition, the Fund also invests in zero-coupon obligations which are securities which do not provide current income but represent ownership of future interest and principal payments on U.S. Treasury bonds.

                        The Fund may purchase fixed income securities of any maturity and there is no limit on the Fund's average maturity. The Fund's fixed income strategy focuses on managing the Fund's portfolio, to produce a total return that will exceed the Lehman Brothers Government/ Credit Index while maintaining a risk profile similar to that of the index.

                        The Advisor's fixed income portfolio management process focuses on the four key areas of duration management, sector weights, position on the yield curve and security selection; the Advisor's goal is to add value in each of these four areas through the active management of the Fund's portfolio. Beginning with rigorous fundamental analysis of the economy and taking into account characteristics of the current business and interest rate cycles, the Advisor arrives at a projection of the likely trend in interest rates and adjusts duration accordingly. Analysis of the shape of the yield curve and yield spreads among bond market sectors leads to further refinements in strategy. Using securities selected from the U.S. Treasury, Federal Agency, mortgage backed and investment grade credit sectors, the Fund's portfolio is constructed and managed to produce returns that exceed the Fund's benchmark index over a full market cycle.

                        The Fund may also invest in certain other debt securities. For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 7 or consult the SAI.

Principal               Your investment in the Fund may be subject to the
Investment Risks        following principal risks: Interest Rate Risk: The
                        possibility that the value of the Fund's investments will decline due to an increase in interest rates.
                        Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                        Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security's rating, the greater its credit risk.

                        Certain securities issued by agencies and instrumentalities of the U.S. government in which the Fund may invest are backed by the full faith and credit of the U.S. government, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, by the credit of the issuing agency, instrumentality or corporation, or by the U.S. in some other ways.

                        Income Risk: The possibility that the Fund's income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer- term bonds.

                        If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                        For more information about these risks, please see the Additional Investment Strategies and Risks on page 7.

Description of the Fund -- Objectives,            AmSouth High Quality Bond Fund
Risk/Return and Expenses

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Lehman Brothers Government/Credit Bond Index, an unmanaged index representative of the total return of government and corporate bonds. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Performance Bar Chart and Table
Year-By-Year Total Returns as of 12/31
for Class A Shares1

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

-3.23%  18.41%  2.56%  9.27%  9.19%  -2.56%  12.06%  7.40%  10.66%  2.63%
 1994     95     96     97     98      99      00      01     02    2003

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/04 to 9/30/04 was 2.44%.

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

---------------------------------------
Best quarter:          6.53%    6/30/95
Worst quarter:        -2.39%    3/31/94

---------------------------------------

                                   ---------------------------------------------
                                   Average Annual Total Returns
                                   (for the periods ending December 31, 2002)(1)
                                   ---------------------------------------------

                                                            1              5           10
                                                           Year          Years        Years
                                                          ---------------------------------
Class A Shares(2) Return Before Taxes
(with 4.00% sales charge)                                  -1.45%        5.04%        6.01%
                                                          ---------------------------------
Class A Shares Return After Taxes on Distributions         -3.01%        2.90%        3.58%
                                                          ---------------------------------
Class A Shares Return After Taxes on Distributions
and Sale of Fund Shares                                    -0.81%        2.98%        3.60%
                                                          ---------------------------------
Class B Shares(2) Return Before Taxes
(with applicable Contingent Deferred Sales Charge)         -3.01%        4.75%        5.62%
                                                          ---------------------------------
Merrill Lynch Government Credit Index                       4.54%        6.64%        6.99%
Merrill Lynch Government Credit A-Rated Index(3)            3.20%        6.50%        6.90%
Lehman Brothers Government/Credit Bond Index(4)             4.67%        6.66%        6.98%
-------------------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

(2) Class A Shares were first offered on 12/1/88. Performance for the Class B Shares, which were first offered on 9/16/97, is based on the historical performance of the Fund's Class A Shares (without sales charge) prior to that date. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B Shares distribution (12b-1) fees and the contingent deferred sales charge.

(3) The Fund has added information regarding the Merrill Lynch Government Credit A-Rated Index to provide an additional index for comparison of the Fund's performance.

(4) The Fund has changed its benchmark from the Lehman Brothers
Government/Credit Bond Index to the Merrill Lynch Government Credit Index to provide a more appropriate market comparison for the Fund's performance.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Description of the Fund -- Objectives,            AmSouth High Quality Bond Fund
Risk/Return and Expenses

As an investor in the High Quality Bond Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

--------------------------------------------------------------------------------
Contingent Deferred Sales Charge

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").
--------------------------------------------------------------------------------

                                Fees and Expenses

Shareholder Transaction Expenses                     Class A          Class B
(expenses paid by you directly)1                     Shares           Shares
Maximum Sales Charge
(Load) on Purchases                                  4.00%(2)         None
------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load)                                        None             5.00%(3)
------------------------------------------------------------------------------
Redemption Fee(4)                                    2.00%            2.00%

Annual Fund Operating Expenses                       Class A           Class B
(fees paid from Fund assets)                         Shares            Shares
Management Fee                                       0.50%            0.50%
------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fee                                          None             0.75%
------------------------------------------------------------------------------
Other Expenses(5)                                    0.50%            0.51%
------------------------------------------------------------------------------
  Total Fund Operating Expenses(5)                   1.00%            1.76%
------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year following purchase. For all other Class B Shares held continuously, the CDSC declines over a six-year period as follows:
5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B Shares automatically convert to Class A Shares.

(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.48% for Class A Shares and 0.49% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 0.98%; and Class B Shares, 1.74%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
      o     $10,000 investment
      o     5% annual return
      o     no changes in the Fund's operating expenses
      o     redemption at the end of each period
Because actual returns and operating expenses will be different, this example is for comparison only.

                                 Expense Example

                            1         3          5          10
                           Year     Years      Years      Years
Class A Shares             $498     $706      $  930      $1,576
----------------------------------------------------------------
Class B Shares
Assuming redemption        $679     $854      $1,154      $1,873
Assuming no redemption     $179     $554      $  954      $1,873
----------------------------------------------------------------

Additional Investment Strategies and Risks

Under normal circumstances, the Fund will invest at least 80% of its net assets in bonds. This policy will not change without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings for investment purposes. The Fund's investments include securities issued by GNMA, which are supported by the full faith and credit of the U.S. government, and securities issued by FNMA, FHLMC and FHLBs, which are supported by the right of the issuer to borrow from the U.S. Treasury. The Fund may hold up to 20% of its assets in cash and cash equivalents. "Cash equivalents" are short-term, interest-bearing instruments or deposits known as money market instruments.

The Fund may increase its holdings in short-term money market instruments to over 20% of its total assets. The Fund may hold uninvested cash pending investment.

To manage its daily cash positions, each Fund also may invest in securities issued by investment companies that invest in short-term debt securities and seek to maintain a net asset value of $1.00, including AmSouth Money Market Funds (pursuant to an SEC exemptive order).

Investment Risks

Below is a more complete discussion of the types of risks inherent in the investment techniques and risks discussed in "Risk/ Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by GNMA, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA, FHLMC, The Student Loan Marketing Association and FHLB, by the credit of the issuing agency, such as securities issued by Federal Farm Credit Bank and the Tennessee Valley Authority or by the U.S. in some other way.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Company Risk. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Prepayment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during

Additional Investment Strategies and Risks

times of declining interest rates, a bond issuer will "call" -- or repay -- higher yielding bonds before their stated maturity. Changes in prepayment rates can result in greater price and yield volatility. Prepayments and calls generally accelerate when interest rates decline. When mortgage and other obligations are prepaid or called, the Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, the Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Additional Specific Risks

In addition to the risks discussed above, the Fund's investments may also be subject to the following risks based on the Fund's use of certain investments and investment techniques as indicated for each risk. More information regarding the different investments and investment techniques is available in the Fund's SAI.

Leverage Risk. (call options, futures and related options, put options, repurchase agreements, reverse repurchase agreements, securities lending)

The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

      Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

      Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Management Risk. (call options, demand features, futures and related options, put options) The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Political Risk. (American and global depositary receipts, foreign securities, municipal securities) The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Regulatory Risk. (Asset-backed securities, mortgage-backed securities) The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Fund Management

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor to the Fund. As of July 31, 2004, AAMI had over $9.7 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of September 30, 2004, AmSouth Bank had $15.3 billion in assets under discretionary management and provided custody services for an additional $11.2 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of September 30, 2004 of $49.8 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program.

For these advisory services, the Fund paid the Advisor a fee of 0.50% of the average daily net assets of the Fund during the fiscal year ended July 31, 2004.

Portfolio Managers

The High Quality Bond Fund is managed by John P. Boston, CFA. Mr. Boston has served as the portfolio manager for the High Quality Bond Fund since 1999. Mr. Boston is Chief Fixed Income Officer for AmSouth Asset Management, Inc. Mr. Boston began his career in investment management with AmSouth Bank in 1988 and has been associated with the Advisor since 1996. Mr. Boston earned his B.S. degree in Finance and Political Science from the University of North Alabama. Mr. Boston received his CFA charter in 1993 and is an active member and past president of the Alabama Society of Financial Analysts.

Fund Management

The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares (the "Distributor"). BISYS and the Advisor may, from time to time, directly or through an affiliate, use their fee revenue, past profits, or other revenue sources, without limitation, to pay promotional, administrative, shareholder support, and other expenses to third parties, including broker-dealers, in connection with the offer, sale and administration of shares of the Funds.

For more detailed information about the Advisor and other service providers, please see the SAI.

Shareholder Information

Choosing a Share Class

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

o     Front-end sales charges, as described below.

o     Shareholder servicing fees of 0.25% of average daily net assets.

Class B Shares

o     No front-end sales charge; all your money goes to work for you right away.

o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. The Fund bears a distribution fee (also called a Rule 12b-1 fee) of 0.75%.

o     A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o Maximum investment for all Class B purchases by a shareholder for the Fund's shares: $99,999.

o Because 12b-1 fees are paid on an ongoing basis for eight years, Class B shareholders could end up paying more expenses over the long term than if they had purchased Class A Shares and paid a front-end sales charge.

For actual past expenses of a share class, see the fund specific information provided in this prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

Shareholder Information

Pricing of Fund Shares


--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                     NAV =
                          Total Assets -- Liabilities
                          ---------------------------
                               Number of Shares
                                  Outstanding

Generally, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------

Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time on days the NYSE is open. In addition, the Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:

o     Name;

o     Date of birth (for individuals);

o Residential or business street address (although post office boxes are still permitted for mailing);

      and

o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Securities Valuation

The Fund values equity securities daily at their latest available sales price, or absent such a price, by reference to the latest available bid and asked prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued at the Nasdaq Official Closing Price provided by the Nasdaq each business day. For fixed income securities, the Fund use valuations furnished by pricing services approved by the Board and that use both dealer-supplied valuations and electronic and matrix techniques. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in investment companies are valued at their net asset values as reported by such companies. The prospectuses for the registered investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Securities and other assets for which market quotations are not readily available are valued at their fair value as determined pursuant to procedures established by the Board ("fair value pricing"). In addition, fair value pricing may be used to determine the value of a portfolio security if there has been a "significant event," which, under the Fund's procedures is an event that has materially affected the value of the security. When determining whether a significant event has occurred there must be a reasonably high degree of certainty that an event actually has caused the closing market price of the securities to no longer reflect their value at the time set for the Fund's NAV calculation.

Fair value pricing generally will be used if the exchange on which a portfolio security is principally traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's NAV calculation. Fair value pricing also may be used when: (1) governmental actions affect securities in one sector, country or region in a particular way, (2) natural disasters or armed conflicts affect a country or region, or (3) there are significant domestic or foreign market fluctuations.

Shareholder Information

The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board's designee instead of being determined by market prices. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Board has approved the use of FT Interactive Data Corporation to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events.

--------------------------------------------------------------------------------

                                                     Minimum
                                Minimum Initial     Subsequent
Account type                       Investment       Investment
--------------------------------------------------------------
Class A or Class B
--------------------------------------------------------------
Regular*                             $1,000            $  0
--------------------------------------------------------------
Automatic Investment Plan            $  250            $100
--------------------------------------------------------------

* Employees of AmSouth Bank, BISYS Fund Services and their affiliates are subject to a $100.00 minimum initial investment in AmSouth Funds.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

Shareholder Information

Instructions For Opening Or Adding To An Account - Class A Shares And Class B Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. To purchase directly with the Fund, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.    Make check payable to "AmSouth Funds."

3.    Mail to: AmSouth Funds
      P.O. Box 182733
      Columbus, OH 43218-2733

Subsequent Investment:

1. Use the investment slip attached to your account statement. Or, if unavailable,

2.    Include the following information on a piece of paper:

      o     AmSouth Funds/Fund name

      o     Share class

      o     Amount invested

      o     Account name

      o     Account number.

      Include your account number on your check.

3.    Mail to: AmSouth Funds
      P.O. Box 182733
      Columbus, OH 43218-2733

By Overnight Service

See instructions 1-2 above for initial or subsequent investments.

3.    Send to: AmSouth Funds
      c/o BISYS Fund Services
      Attn: T.A. Operations
      3435 Stelzer Road
      Columbus, OH 43219

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

                                  Questions?
                          Call 1-800-451-8382 or your
                          investment representative.
                          ---------------------------

Shareholder Information

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:

Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:

Instruct your bank to wire transfer your investment to:

AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:

Your name
Your confirmation number

After instructing your bank to wire the payments, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.

--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below.
The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account Social Security or other regular government checks. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

      o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

      o     Your bank name, address and account number

      o     The amount you wish to invest automatically (minimum $100)

      o How often you want to invest (every month, 4 times a year, twice a year or once a year)

      o     Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------
Withdrawing Money From Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
--------------------------------------------------------------------------------

Contingent Deferred Sales Charge

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

 1. Call 1-800-451-8382 with instructions as to how you wish to receive your proceeds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)

By mail

 1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
    o  your Fund and account number;
    o  amount you wish to redeem;
    o  address where your check should be sent; and
    o  account owner signature.

 2. Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares -- Redemptions in Writing Required" below).

 1. See instruction 1 above.

 2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

Shareholder Information

Selling Your Shares
continued

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

You must indicate this option on your application. Your bank must participate in the ACH and must be a U.S. bank.

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o     Include a voided personal check.

o     Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

A 2% redemption fee may be charged on shares withdrawn from your account within 30 days of the date of purchase.

Shareholder Information

General Policies On Selling Shares

Redemption Fee

Class A Shares and Class B Shares

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

The fee will be charged on all covered redemptions and exchanges, including those made through retirement plan, brokerage and other types of omnibus accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee). The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

      o     redemptions of shares held in certain omnibus accounts;

      o     retirement plans that cannot implement the redemption fee;

      o certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of the shareholder (or if a trust, its beneficiary);

      o redemptions from accounts that meet certain criteria established by management and approved by the Board.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

      o     The check is not being mailed to the address on your account.

      o     The check is not being made payable to the owner of the account.

      o You are requesting a redemption with electronic or wire transfer payment and have not previously established this option on your account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

Shareholder Information

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you may pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

Undeliverable or Uncashed Checks

If redemption or distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, the check may be canceled and the money reinvested into your account at the then current NAV. If the uncashed or undeliverable check is for a cash distribution, your account may be changed automatically so that all future distributions are reinvested in your account.

Distribution Arrangements/Sales Charges

Calculation of Sales Charges
Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                                 Sales Charge       Sales Charge
            Your                   as a % of          as a % of
         Investment             Offering Price     Your Investment
Up to $99,999                        4.00%              4.17%
------------------------------------------------------------------
$100,000 up to $249,999              3.00%              3.09%
------------------------------------------------------------------
$250,000 up to $499,999              2.00%              2.04%
------------------------------------------------------------------
$500,000 up to $999,999              1.00%              1.01%
------------------------------------------------------------------
$1,000,000 and above(1)              0.00%              0.00%
------------------------------------------------------------------

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge ("CDSC") of up to 1.00% of the purchase price may be charged to the shareholder if shares are redeemed in the first year after purchase, with the exception of distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan. This CDSC will be based on the lower of your cost for the shares or their NAV at the time of redemption and will not be charged on shares exchanged for shares of the same class of another AmSouth Fund. There will be no CDSC on reinvested distributions. The Distributor may provide additional compensation for retail accounts in an amount up to 1.00% of the offering price of Class A Shares of the Funds for retail account sales of $1 million to $3 million. For retail account sales over $3 million, the amount of additional compensation may be negotiated.

Shareholder Information

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to all shareholders with investments in AmSouth Funds of $50,000 or more with respect to the Equity Funds and Hybrid Funds and $100,000 or more with respect to the Bond Funds. In addition, you may qualify for reduced sales charges under the following circumstances.

      o Letter Of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

      o Rights Of Accumulation. When the value of Class A shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. To determine whether the sale charge reduction applies, the value of the shares you already own will be calculated by using the greater of the current value or the original investment amount. To be eligible for the right of accumulation, shares of the Funds must be held in the following types of accounts:

            o     Individual or Joint Accounts

            o     Certain Retirement Accounts (IRA's, etc.)

            o Other accounts owned by the same shareholder (determined by TAX ID) or other shareholders eligible under the Combination Privilege defined below.

      o Combination Privilege. You can also combine eligible accounts of multiple AmSouth Funds or accounts of immediate family household members (spouse and children under the age of 21) to achieve reduced sales charges.

In order to obtain a sales charge reduction you may need to provide the Distributor or your investment representative, at the time of purchase, with information regarding shares held in other accounts which may be eligible for aggregation. When informing the Distributor or investment representative it may be necessary to provide information or records regarding shares of the Funds held in (i) all accounts with the Funds or your investment representative; (ii) accounts with other investment representatives; and (iii) accounts in the name of immediate family household members (spouse and children under 21).

Information regarding the Funds' sales charge reduction program can also be obtained free of charge on the Funds' web-site: www.amsouthfunds.com.

Class B Shares

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge ("CDSC") at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

    Years          CDSC as a % of
    Since          Dollar Amount
   Purchase      Subject to Charge*
     0-1               5.00%
     1-2               4.00%
     2-3               3.00%
     3-4               3.00%
     4-5               2.00%
     5-6               1.00%
more than 6            None
-----------------------------------

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Conversion Feature -- Class B Shares

      o Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.*

      o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.

      o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

      o If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another AmSouth Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.

      o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the Fund after seven years from the end of the month of purchase.

Sales Charge Waivers
Class A Shares

The following qualify for waivers of sales charges:

      o Shares purchased from investment representatives through fee-based investment products or accounts.

      o Shares purchased upon the reinvestment of dividend and capital gain distributions.

      o Shares purchased by officers, directors, trustees, employees, retired employees, and Immediate Family* of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the Funds and their affiliates.

      o Shares purchased by employees and their Immediate Family* members of dealers who have an agreement with the Distributor.

      o Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs).

      o     Shares purchased under the Reinstatement Privilege defined below.

* Immediate Family is defined as your spouse and children under the age of 21 living at your same address.

You must, at the time of purchase, give the Transfer Agent, Distributor or investment representative sufficient information to permit confirmation of your qualification for a sales charge waiver. In certain circumstances, the Transfer Agent, Distributor or investment representative may not be able to confirm that your investment qualifies for a specific waiver and the Class A sales charge will be deducted from your investment.

--------------------------------------------------------------------------------
Reinstatement Privilege

If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.
--------------------------------------------------------------------------------

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class B Shares

The CDSC will be waived under certain circumstances, including the following:

      o Redemptions from accounts following the death or disability of a shareholder.

      o     Returns of excess contributions to retirement plans.

      o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.

      o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.

      o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2.

Distribution and Service (12b-1) Fees and Shareholder Servicing Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

      o The 12b-1 and shareholder servicing fees vary by share class as follows:

            o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.

            o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.

            o The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

Short-Term Trading

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 30 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sales of the same Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

Shareholder Information

Exchanging Your Shares

You can exchange your shares in one AmSouth Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

      o     Your name and telephone number;

      o     The exact name on your account and account number;

      o Taxpayer identification number (usually your Social Security number);

      o     Dollar value or number of shares to be exchanged;

      o     The name of the Fund from which the exchange is to be made;

      o     The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.
--------------------------------------------------------------------------------

Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

      o     Complete the appropriate section of the Account Application.

      o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

Notes On Exchanges

      o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

      o The registration and tax identification numbers of the two accounts must be identical.

      o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

      o Be sure to read carefully the prospectus of any AmSouth Fund into which you wish to exchange shares.

      o To prevent disruption in the management of the Fund, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the Fund during a calendar year.

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

You will normally have to pay federal income tax, and any state or local income taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated as capital gain dividends are taxable as long-term capital gains. For taxable years beginning on or before December 31, 2008, distributions of ordinary dividends to the Fund's non-corporate shareholders may be treated as "qualified dividend income", which is taxed at reduced rates, if such distributions are derived from, and designated by the Fund as, "qualified dividend income" and provided that holding period and other requirements are met at both the shareholder and fund level. "Qualified dividend income" generally is income derived from dividends of U.S. corporations, "qualified foreign corporations", and certain other foreign corporations. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December. Also, distributions are taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid for your Fund Shares).

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's Shares. Any gain resulting from the redemption or exchange of your Fund Shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange before December 31, 2008, of his or her Fund Shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's Advisor does not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

Shareholder Information

Back-Up Withholding

The Fund is required in certain circumstances to apply backup withholding on distributions and redemption proceeds otherwise payable to any noncorporate shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or, in the case of distributions, who is otherwise subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010.

For more information about taxes, please consult the SAI.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2004, both of which are available free of charge upon request (see back cover).

Other Information About the Fund                            Financial Highlights

HIGH QUALITY BOND FUND (formerly Bond Fund) -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                    Investment Activities                      Less Dividends from
                                           ----------------------------------------   -------------------------------------
                                                         Net Realized
                                                              and                                       Net
                               Net Asset                  Unrealized        Total                    Realized
                                 Value,        Net      Gains (Losses)      from          Net       Gains from
                               Beginning   Investment        from        Investment   Investment    Investment      Total
                               of Period     Income       Investments    Activities     Income     Transactions   Dividends
                               ---------   ----------   --------------   ----------   ----------   ------------   ---------
 HIGH QUALITY BOND FUND
  Year Ended July 31, 2004      $ 11.33        0.43          (0.11)          0.32        (0.48)        (0.09)       (0.57)
  Year Ended July 31, 2003      $ 11.43        0.46           0.11           0.57        (0.52)        (0.15)       (0.67)
  Year Ended July 31, 2002      $ 11.13        0.53           0.36           0.89        (0.56)        (0.03)       (0.59)
  Year Ended July 31, 2001+     $ 10.52        0.58           0.62           1.20        (0.59)           --        (0.59)
  Year Ended July 31, 2000      $ 10.63        0.58          (0.06)          0.52        (0.61)        (0.02)       (0.63)

                                                           Total
                                            Net Asset     Return
                                              Value,    (Excluding
                               Redemption      End         Sales
                                  Fees      of Period     Charge)
                               ----------   ---------   ----------
 HIGH QUALITY BOND FUND
  Year Ended July 31, 2004         -- #      $ 11.08        2.83%
  Year Ended July 31, 2003         --        $ 11.33        5.04%
  Year Ended July 31, 2002         --        $ 11.43        8.19%
  Year Ended July 31, 2001+        --        $ 11.13       11.63%
  Year Ended July 31, 2000         --        $ 10.52        5.10%

                                      Ratios (to average net assets)/Supplemental Data
                               --------------------------------------------------------------
                                                                                        Net
                                                           Expenses                   Assets,
                                   Net                     (before       Portfolio    End of
                               Investment      Net       Reductions/      Turnover    Period
                                 Income     Expenses   Reimbursements)     Rate*      (000's)
                               ----------   --------   ---------------   ---------    -------
 HIGH QUALITY BOND FUND
  Year Ended July 31, 2004         3.76%       0.99%         1.22%          37%       $43,044
  Year Ended July 31, 2003         3.97%       0.99%         1.22%          33%       $50,591
  Year Ended July 31, 2002         4.69%       0.99%         1.20%          35%       $35,869
  Year Ended July 31, 2001+        5.30%       0.99%         1.20%          24%       $16,877
  Year Ended July 31, 2000         5.54%       0.91%         1.21%          27%       $ 9,500

+ Net investment income (loss) is based on average shares outstanding during the period.
#     Less than one cent per share.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Other Information About the Fund                            Financial Highlights

HIGH QUALITY BOND FUND (formerly Bond Fund) -- B SHARES Selected data for a share outstanding throughout the period indicated.

                                                    Investment Activities                      Less Dividends from
                                           ----------------------------------------   -------------------------------------
                                                         Net Realized
                                                              and                                       Net
                               Net Asset                  Unrealized        Total                    Realized
                                 Value,        Net      Gains (Losses)      from          Net       Gains from
                               Beginning   Investment        from        Investment   Investment    Investment      Total
                               of Period     Income       Investments    Activities     Income     Transactions   Dividends
                               ---------   ----------   --------------   ----------   ----------   ------------   ---------
 HIGH QUALITY BOND FUND
  Year Ended July 31, 2004      $ 11.30        0.33          (0.10)          0.23        (0.39)        (0.09)       (0.48)
  Year Ended July 31, 2003      $ 11.40        0.37            0.11          0.48        (0.43)        (0.15)       (0.58)
  Year Ended July 31, 2002      $ 11.10        0.43            0.37          0.80        (0.47)        (0.03)       (0.50)
  Year Ended July 31, 2001+     $ 10.50        0.50            0.61          1.11        (0.51)           --        (0.51)
  Year Ended July 31, 2000      $ 10.60        0.49          (0.05)          0.44        (0.52)        (0.02)       (0.54)

                                                           Total
                                            Net Asset     Return
                                              Value,    (Excluding
                               Redemption      End      Redemption
                                  Fees      of Period     Charge)
                               ----------   ---------   ----------
 HIGH QUALITY BOND FUND
  Year Ended July 31, 2004          -- #     $ 11.05        2.07%
  Year Ended July 31, 2003          --       $ 11.30        4.27%
  Year Ended July 31, 2002          --       $ 11.40        7.43%
  Year Ended July 31, 2001+         --       $ 11.10       10.77%
  Year Ended July 31, 2000          --       $ 10.50        4.30%

                                      Ratios (to average net assets)/Supplemental Data
                               --------------------------------------------------------------
                                                                                        Net
                                                           Expenses                   Assets,
                                   Net                     (before       Portfolio    End of
                               Investment      Net       Reductions/      Turnover    Period
                                 Income     Expenses   Reimbursements)     Rate*      (000's)
                               ----------   --------   ---------------   ---------    -------
 HIGH QUALITY BOND FUND
  Year Ended July 31, 2004         3.00%       1.74%         1.98%          37%       $ 7,356
  Year Ended July 31, 2003         3.24%       1.74%         1.97%          33%       $10,168
  Year Ended July 31, 2002         3.90%       1.74%         1.95%          35%       $ 9,796
  Year Ended July 31, 2001+        4.55%       1.73%         1.95%          24%       $ 7,342
  Year Ended July 31, 2000         4.72%       1.74%         1.96%          27%       $ 3,636

+ Net investment income (loss) is based on average shares outstanding during the period.
#     Less than one cent per share.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
@     Not annualized.
@@    Annualized.
(a) For the period from March 13, 2000 (commencement of operations) through July 31, 2000.

                                     [Logo]
                                3435 Stelzer Road
                               Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                      AmSouth Funds
                      3435 Stelzer Road
                      Columbus, Ohio 43219
                      Telephone: 1-800-451-8382
                      Internet: http://www.amsouthfunds.com
                      -------------------------------------

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o     Free from the EDGAR Database on the SEC Website at http://www.sec.gov.


Investment Company Act File No. 811-5551

[Logo]
3435 Stelzer Road
Columbus, OH 43219              www.amsouthfunds.com

[Logo]
3435 Stelzer Road
Columbus, OH 43219              www.amsouthfunds.com                ASO120103-AB

AMSOUTH FUNDS
AMSOUTH HIGH QUALITY
MUNICIPAL BOND FUND
INVESTOR GUIDE AND PROSPECTUS

CLASS A SHARES
CLASS B SHARES


[Logo]                                                          DECEMBER 1, 2004

[Logo]

                    Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

      o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

      o Account history, including information about the transactions and balances in a customer's account(s); and

      o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

      o     If you request or authorize the disclosure of the information.

      o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

      o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.

      (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.


                           Not part of the prospectus

AMSOUTH FUNDS
AMSOUTH HIGH QUALITY
MUNICIPAL BOND FUND
PROSPECTUS

CLASS A SHARES
CLASS B SHARES

                                                                DECEMBER 1, 2004

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Fund shares or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

AmSouth Funds                  Table of Contents

                                     Description of the Fund -- Objectives, Risk/Return and Expenses
                                     ---------------------------------------------------------------
Carefully review this important        2  Overview
section, which summarizes the          3  AmSouth Bond Funds
Fund's investments, risks, past        4  AmSouth High Quality Municipal Bond Fund
performance, and fees.

                                     Additional Investment Strategies and Risks
                                     ---------------------------------------------------------------
Review this section for additional     7  Investment Strategies
information on investment              7  Investment Risks
strategies and investment practices    8  Additional Specific Risks
and their risks.

                                     Fund Management
                                     ---------------------------------------------------------------
Review this section for details on     9  The Investment Advisor
the people and organizations who       9  Portfolio Manager
provide services to the Fund.         10  The Distributor and Administrator

                                     Shareholder Information
                                     ---------------------------------------------------------------
Review this section for details on    11  Choosing a Share Class
how shares are valued, how to         12  Pricing of Fund Shares
purchase, sell and exchange shares,   13  Purchasing and Adding to Your Shares
related charges and payments of       17  Selling Your Shares
dividends and distributions.          19  General Policies on Selling Shares
                                      20  Distribution Arrangements/Sales Charges
                                      24  Distribution and Service (12b-1) Fees
                                          and Shareholder Servicing Fees
                                      25  Exchanging Your Shares
                                      26  Dividends, Other Distributions and Taxes

                                     Other Information About The Fund
                                     ---------------------------------------------------------------
                                      28  Financial Highlights

Description of the Fund -- Objectives, Risk/Return and Expenses         Overview

The Fund The AmSouth High Quality Municipal Bond Fund (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares and Class B Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                        The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                        The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets where these securities trade.

                        Like other investments, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the Federal Deposit Insurance Corporation or any other government agency.

                        The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                        The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

Description of the Fund -- Objectives,                        AmSouth Bond Funds
Risk/Return and Expenses

Bond Funds              The Fund is one of six AmSouth Bond Funds. The AmSouth
                        Bond Funds seek current income and invest primarily in fixed income securities, such as U.S. government securities or corporate banks and commercial obligations.

Who May Want to Invest  Consider investing in this Fund and other AmSouth Bond
                        Funds if you are:

                          o looking to add a monthly income component to your portfolio

                          o willing to accept the risks of price and dividend fluctuations

                        This Fund and other AmSouth Bond Funds may not be appropriate if you are:

                          o  investing emergency reserves

                          o uncomfortable with an investment that will fluctuate in value

Description of the Fund --              AmSouth High Quality Municipal Bond Fund
Objectives, Risk/Return and Expenses

                        Risk/Return Summary

Investment Objective    The Fund seeks to produce as high a level of current
                        federal tax-exempt income as is consistent with the preservation of capital.

Principal               The Fund invests primarily in municipal securities that
Investment Strategies   provide income that is exempt from federal income tax
                        and is not a tax preference item for purposes of the federal alternative minimum tax. Municipal securities are debt obligations, such as bonds and notes, issued by states, territories, and possessions of the United
                        States and their political subdivisions, agencies, and instrumentalities. Additionally, the Fund concentrates its investments in municipal securities issued by the State of Alabama and its political subdivisions. The
                        Fund invests in debt securities only if they are high-grade (rated at the time of purchase in one of the four highest rating categories by an nationally recognized statistical rating organization or determined by the Advisor to be of comparable quality).

                        The Fund will have a dollar-weighted average maturity of five to ten years. The Adviser's fixed income portfolio management process focuses on the four key areas of duration management, sector weights, position on the yield curve and security selection; the Advisor's goal is to add value in each of these four areas through the active management of the Fund's portfolio. Beginning with rigorous fundamental analysis of the economy and taking into account characteristics of the current business and interest rate cycles, the Advisor arrives at a projection of the likely trend in interest rates and adjusts duration accordingly. Analysis of the shape of the yield curve and yield spreads among bond market sectors leads to further refinements in strategy.

                        The Fund may invest in certain other debt securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 7 or consult the SAI.

Principal               Your investment in the Fund may be subject to the
Investment Risks        following principal risks:

                        Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                        Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

                        Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security's rating, the greater its credit risk.

                        Concentration Risk: By concentrating its investments in securities issued by Alabama and its municipalities, the Fund will be more vulnerable to unfavorable developments in Alabama than funds that are more geographically diversified. Additionally, because of the relatively small number of issuers of Alabama municipal securities, the Fund is likely to invest in a limited number of issuers.

                        Income Risk: The possibility that the Fund's income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

                        Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

                        If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                        For more information about these risks, please see the Additional Investment Strategies and Risks on page 7.

Description of the Fund --              AmSouth High Quality Municipal Bond Fund
Objectives, Risk/Return and Expenses

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Merrill Lynch 1-12 Year Municipal Bond Index, an unmanaged index generally representative of municipal bonds with intermediate maturities of no less than one year and no more than twelve years. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Performance Bar Chart and Table
Year-By-Year Total Returns as of 12/31
for Class A Shares1,2

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

-2.61%  10.36%  3.48%  6.18%  5.42%  -1.67%   8.82%   4.50%  8.63%  3.11%
 1994     95     96     97     98      99      00      01     02    2003

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/04 to 9/30/04 was 1.16%.

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

-----------------------------------------
Best quarter:          3.79%    9/30/02
Worst quarter:        -3.51%    3/31/94
-----------------------------------------

                               -------------------------------------------------
                               Average Annual Total Returns
                               (for the periods ending December 31, 2003)(1),(2)
                               -------------------------------------------------

                                                            Year         Years          Years
                                                          -----------------------------------
Class A Shares(2) Return Before Taxes
(with 4.00% sales charge)                                  -1.03%        3.76%          4.11%
                                                          -----------------------------------
Class A Shares Return After Taxes on Distributions         -1.05%        3.72%          N/A
                                                          -----------------------------------
Class A Shares Return After Taxes on Distributions
and Sale of Fund Shares                                     0.46%        3.73%          N/A
                                                          -----------------------------------
Class B Shares(3) Return Before Taxes
(with applicable Contingent Deferred Sales Charge)         -2.73%        3.43%          3.63%
                                                          -----------------------------------
Merrill Lynch 1-12 Year Municipal Bond Index                4.82%        5.94%          5.85%
---------------------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

(2) The Fund commenced operations on 7/1/97, through a transfer of assets from certain collective trust fund ("commingled") accounts advised by AmSouth Bank, using substantially the same investment objective, policies and methodologies as the Fund. The quoted before-tax returns of the Fund includes the performance of the commingled accounts for periods dating back to 7/31/93, and prior to the Fund's commencement of operations, restated to reflect the expenses associated with the Fund. The commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, their performance may have been adversely affected. After-tax returns reflect performance since 7/1/97, and do not include the performance of the commingled accounts prior to that date. Class A Shares were first offered on 7/1/97.

(3) Performance for the Class B Shares, which were first offered on 2/3/99, is based on the historical performance of the Fund's Class A Shares, including the performance of the (without sales charge) prior to that date. The commingled accounts were managed using substantially the same investment objective, policies and methodologies as the Fund. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B Shares distribution (12b-1) fees and the contingent deferred sales charge.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Description of the Fund --              AmSouth High Quality Municipal Bond Fund
Objectives, Risk/Return and Expenses

As an investor in the High Quality Municipal Bond Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

--------------------------------------------------------------------------------
Contingent Deferred Sales Charge

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").
--------------------------------------------------------------------------------

                               Fees and Expenses

Shareholder Transaction Expenses                Class A                Class B
(expenses paid by you directly)(1)              Shares                 Shares
Maximum Sales Charge
(Load) on Purchases                             4.00%(2)               None
-------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load)                                   None                   5.00%(3)
-------------------------------------------------------------------------------
Redemption Fee(4)                               2.00%                  2.00%

Annual Fund Operating Expenses                  Class A                Class B
(fees paid from Fund assets)                    Shares                 Shares
Management Fee                                  0.50%                  0.50%
-------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fee                                     None                   0.75%
-------------------------------------------------------------------------------
Other Expenses(5)                               0.49%                  0.49%
-------------------------------------------------------------------------------
 Total Fund Operating Expenses(5)               0.99%                  1.74%
-------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customers account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year following purchase. For all other Class B Shares held continuously, the CDSC declines over a six-year period as follows:
5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B Shares automatically convert to Class A Shares.

(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.37% for Class A Shares and 0.37% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 0.87%; and Class B Shares, 1.62%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
     o $10,000 investment
     o 5% annual return
     o no changes in the Fund's operating expenses
     o redemption at the end of each period
Because actual returns and operating expenses will be different, this example is for comparison only.

                                Expense Example

                             1        3          5           10
                           Year     Years      Years       Years
Class A Shares             $497     $703      $  925      $1,564
----------------------------------------------------------------
Class B Shares
Assuming redemption        $677     $848      $1,144      $1,853
Assuming no redemption     $177     $548      $  944      $1,853
----------------------------------------------------------------

Additional Investment Strategies and Risks

Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal bonds. This policy will not change without 60 days' advance notice to shareholders. As a fundamental policy, the Fund will normally invest at least 80% of its net assets in municipal securities and in securities of money market mutual funds that invest primarily in obligations the interest on which is exempt from federal income tax. For purposes of these policies, net assets include net assets plus borrowings for investment purposes. The Fund generally considers bonds to be debt securities with an average-weighted maturity of one year or more.

Under normal market conditions, the Fund may invest up to 20% of its assets in obligations, the interest on which is either subject to federal income tax or treated as a preference item for purposes of the federal alternative minimum tax ("Taxable Obligations").

For temporary defensive purposes, the Fund may increase its holdings in Taxable Obligations to over 20% of its assets and hold uninvested cash reserves pending investment. Taxable obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit, demand and time deposits, bankers' acceptances of selected banks, and commercial paper meeting the Tax-Free Funds' quality standards (as described in the SAI) for tax-exempt commercial paper.

The Fund may invest 25% or more of its total assets in bonds, notes and warrants generally issued by or on behalf of the State of Alabama and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt from both federal income tax and Alabama personal income tax and is not treated as a preference item for purposes of the federal alternative minimum tax.

The Fund may increase its holdings in short-term money market instruments to over 20% of its total assets. The Fund may hold uninvested cash pending investment.

To manage its daily cash positions, each Fund also may invest in securities issued by investment companies that invest in short-term debt securities and seek to maintain a net asset value of $1.00, including AmSouth Money Market Funds (pursuant to an SEC exemptive order).

Investment Risks

Below is a more complete discussion of the types of risks inherent in the investment techniques and risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by GNMA, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA, FHLMC, SLMA and FHLB, by the credit of the issuing agency, such as securities issued by FFCB and TVA or by the U.S. government in some other way.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Company Risk. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several

Additional Investment Strategies and Risks

years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Prepayment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay -- higher yielding bonds before their stated maturity. Changes in prepayment rates can result in greater price and yield volatility. Prepayments and calls generally accelerate when interest rates decline. When mortgage and other obligations are prepaid or called, the Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, the Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

Additional Specific Risks

In addition to the risks discussed above, the Fund's investments may also be subject to the following risks based on the Fund's use of certain investments and investment techniques as indicated for each risk. More information regarding the different investments and investment techniques is available in the Fund's SAI.

Leverage Risk. (call options, futures and related options, put options, repurchase agreements, reverse repurchase agreements, securities lending)

The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

      Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

      Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Management Risk. (call options, demand features, futures and related options, put options) The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Political Risk. (American and global depositary receipts, foreign securities, municipal securities) The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Regulatory Risk. (Asset-backed securities, mortgage-backed securities) The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Fund Management

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor to the Fund. As of July 31, 2004, AAMI had over $9.7 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of September 30, 2004, AmSouth Bank had $15.3 billion in assets under discretionary management and provided custody services for an additional $11.2 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of September 30, 2004 of $49.8 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program.

For these advisory services, the Fund paid the Advisor a fee of 0.40% of the average daily net assets of the Fund during the fiscal year ended July 31, 2004.

Portfolio Manager

Dorothy E. Thomas, CFA, is the portfolio manager for the Fund. Ms. Thomas also manages the AmSouth Tennessee Tax-Exempt Fund and the AmSouth Florida Tax-Exempt Fund. Ms. Thomas has been associated with AmSouth's Trust Investment Group since 1982 and is currently Senior Vice President and Trust Investment Officer in charge of tax-free fixed income investments.

Fund Management

The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares (the "Distributor"). BISYS and the Advisor may, from time to time, directly or through an affiliate, use their fee revenue, past profits, or other revenue sources, without limitation, to pay promotional, administrative, shareholder support, and other expenses to third parties, including broker-dealers, in connection with the offer, sale and administration of shares of the Fund.

For more detailed information about the Advisor and other service providers, please see the SAI.

Shareholder Information

Choosing a Share Class

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

o     Front-end sales charges, as described below.

o     Shareholder servicing fees of 0.25% of average daily net assets.

Class B Shares

o     No front-end sales charge; all your money goes to work for you right away.

o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. The Fund bears a distribution fee (also called a 12b-1 fee) of 0.75%.

o     A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o Maximum investment for all Class B purchases by a shareholder for the Fund's shares: $99,999.

o Because 12b-1 fees are paid on an ongoing basis for eight years, Class B shareholders could end up paying more expenses over the long term than if they had purchased Class A Shares and paid a front-end sales charge.

For actual past expenses of a share class, see the fund specific information provided in this Prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

Shareholder Information

Pricing of Fund Shares

--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                     NAV =
                          Total Assets -- Liabilities
                          ---------------------------
                               Number of Shares
                                  Outstanding

Generally, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------

Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time on days the NYSE is open. In addition, the Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:

o     Name;

o     Date of birth (for individuals);

o Residential or business street address (although post office boxes are still permitted for mailing); and

o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Securities Valuation

The Fund values equity securities daily at their latest available sales price, or absent such a price, by reference to the latest available bid and asked prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued at the Nasdaq Official Closing Price provided by the Nasdaq each business day. For fixed income securities, the Fund use valuations furnished by pricing services approved by the Board and that use both dealer-supplied valuations and electronic and matrix techniques. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in investment companies are valued at their net asset values as reported by such companies. The prospectuses for the registered investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Securities and other assets for which market quotations are not readily available are valued at their fair value as determined pursuant to procedures established by the Board ("fair value pricing"). In addition, fair value pricing may be used to determine the value of a portfolio security if there has been a "significant event," which, under the Fund's procedures is an event that has materially affected the value of the security. When determining whether a significant event has occurred there must be a reasonably high degree of certainty that an event actually has caused the closing market price of the securities to no longer reflect their value at the time set for the Fund's NAV calculation.

Fair value pricing generally will be used if the exchange on which a portfolio security is principally traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's NAV calculation. Fair value pricing also may be used when: (1) governmental actions affect securities in one sector, country or region in a particular way, (2) natural disasters or armed conflicts affect a country or region, or (3) there are significant domestic or foreign market fluctuations.

Shareholder Information

The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board's designee instead of being determined by market prices. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Board has approved the use of FT Interactive Data Corporation to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events.

                                                     Minimum
                                Minimum Initial     Subsequent
Account type                       Investment       Investment
Class A or Class B
--------------------------------------------------------------
Regular*                            $1,000            $  0
--------------------------------------------------------------
Automatic Investment Plan           $  250            $100
--------------------------------------------------------------

* Employees of AmSouth Bank, BISYS Fund Services and their affiliates are subject to a $100.00 minimum initial investment in AmSouth Funds.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

Shareholder Information

Instructions For Opening Or Adding To An Account - Class A Shares And Class B Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. To purchase directly with the Fund, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check payable to "AmSouth Funds."

3. Mail to: AmSouth Funds
   P.O. Box 182733
   Columbus, OH 43218-2733

Subsequent Investment:

1. Use the investment slip attached to your account statement.
   Or, if unavailable,

2. Include the following information on a piece of paper:
   o AmSouth Funds/Fund name
   o Share class
   o Amount invested
   o Account name
   o Account number.
   Include your account number on your check.

3. Mail to: AmSouth Funds
   P.O. Box 182733
   Columbus, OH 43218-2733

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.
--------------------------------------------------------------------------------

By Overnight Service

See instructions 1-2 above for initial or subsequent investments.

3. Send to: AmSouth Funds
   c/o BISYS Fund Services
   Attn: T.A. Operations
   3435 Stelzer Road
   Columbus, OH 43219

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

                                   Questions?
                           Call 1-800-451-8382 or your
                           investment representative.
                           --------------------------

Shareholder Information

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:

Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:

Instruct your bank to wire transfer your investment to:

AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:

Your name
Your confirmation number

After instructing your bank to wire the payments, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.

--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below.
The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account, Social Security or other regular government checks. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

     o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

     o Your bank name, address and account number

     o The amount you wish to invest automatically (minimum $100)

     o How often you want to invest (every month, 4 times a year, twice a year or once a year)

     o Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV afte your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------
Withdrawing Money From Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
--------------------------------------------------------------------------------

Contingent Deferred Sales Charge

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

 1. Call 1-800-451-8382 with instructions as to how you wish to receive your proceeds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)

By mail

 1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
    o  your Fund and account number;
    o  amount you wish to redeem;
    o  address where your check should be sent; and
    o  account owner signature.

 2. Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares -- Redemptions in Writing Required" below).

 1. See instruction 1 above.

 2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

Shareholder Information

Selling Your Shares
continued

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

You must indicate this option on your application. Your bank must participate in the ACH and must be a U.S. bank.

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o Include a voided personal check.

o Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

A 2% redemption fee may be charged on shares withdrawn from your account within 30 days of the date of purchase.

Shareholder Information

General Policies On Selling Shares

Redemption Fee

Class A Shares and Class B Shares

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

The fee will be charged on all covered redemptions and exchanges, including those made through retirement plan, brokerage and other types of omnibus accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee). The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

      o     redemptions of shares held in certain omnibus accounts;

      o     retirement plans that cannot implement the redemption fee;

      o certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of a shareholder (or if a trust, its beneficiary);

      o redemptions from accounts that meet certain criteria established by management and approved by the Board.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

      o     The check is not being mailed to the address on your account.

      o     The check is not being made payable to the owner of the account.

      o You are requesting a redemption with electronic or wire transfer payment and have not previously established this option on your account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

Shareholder Information

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you may pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

Undeliverable on Uncashed Checks

If redemption or distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, the check may be canceled and the money reinvested into your account at the then current NAV. If the uncashed or undeliverable check is for a cash distribution, your account may be changed automatically so that all future distributions are reinvested in your account.

Distribution Arrangements/Sales Charges

Calculation of Sales Charges
Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                                Sales Charge       Sales Charge
            Your                  as a % of          as a % of
         Investment            Offering Price     Your Investment
  Up to $99,999                      4.00%              4.17%
-----------------------------------------------------------------
  $100,000 up to $249,999            3.00%              3.09%
-----------------------------------------------------------------
  $250,000 up to $499,999            2.00%              2.04%
-----------------------------------------------------------------
  $500,000 up to $999,999            1.00%              1.01%
-----------------------------------------------------------------
  $1,000,000 and above(1)            0.00%              0.00%
-----------------------------------------------------------------

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge ("CDSC") of up to 1.00% of the purchase price may be charged to the shareholder if shares are redeemed in the first year after purchase, with the exception of distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan. This CDSC will be based on the lower of your cost for the shares or their NAV at the time of redemption and will not be charged on shares exchanged for shares of the same class of another AmSouth Fund. There will be no CDSC on reinvested distributions. The Distributor may provide additional compensation for retail accounts in an amount up to 1.00% of the offering price of Class A Shares of the Fund for retail account sales of $1 million to $3 million. For retail account sales over $3 million, the amount of additional compensation may be negotiated.

Shareholder Information

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to all shareholders with investments in AmSouth Funds of $50,000 or more with respect to the Equity Funds and Hybrid Funds and $100,000 or more with respect to the Bond Funds. In addition, you may qualify for reduced sales charges under the following circumstances.

      o Letter Of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

      o Rights Of Accumulation. When the value of Class A shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. To determine whether the sale charge reduction applies, the value of the shares you already own will be calculated by using the greater of the current value or the original investment amount. To be eligible for the right of accumulation, shares of the Fund must be held in the following types of accounts:

            o     Individual or Joint Accounts

            o     Certain Retirement Accounts (IRA's, etc.)

            o Other accounts owned by the same shareholder (determined by TAX ID) or other shareholders eligible under the Combination Privilege defined below.

      o Combination Privilege. You can also combine eligible accounts of multiple AmSouth Funds or accounts of immediate family household members (spouse and children under the age of 21) to achieve reduced sales charges.

In order to obtain a sales charge reduction you may need to provide the Distributor or your investment representative, at the time of purchase, with information regarding shares held in other accounts which may be eligible for aggregation. When informing the Distributor or investment representative it may be necessary to provide information or records regarding shares of the Fund held in (i) all accounts with the Funds or your investment representative; (ii) accounts with other investment representatives; and (iii) accounts in the name of immediate family household members (spouse and children under 21).

Information regarding the Fund's sales charge reduction program can also be obtained free of charge on the Fund's web-site: www.amsouthfunds.com.

Shareholder Information

Class B Shares

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge ("CDSC") at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

    Years          CDSC as a % of
    Since          Dollar Amount
   Purchase      Subject to Charge*
     0-1               5.00%
     1-2               4.00%
     2-3               3.00%
     3-4               3.00%
     4-5               2.00%
     5-6               1.00%
more than 6            None
-----------------------------------

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature -- Class B Shares

      o Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.*

      o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.

      o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

      o If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another AmSouth Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.

      o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the Fund after seven years from the end of the month of purchase.

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Sales Charge Waivers
Class A Shares

The following qualify for waivers of sales charges:

      o Shares purchased from investment representatives through fee-based investment products or accounts.

      o Shares purchased upon the reinvestment of dividend and capital gain distributions.

      o Shares purchased by officers, directors, trustees, employees, retired employees, and Immediate Family* of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the Funds and their affiliates.

      o Shares purchased by employees and their Immediate Family* members of dealers who have an agreement with the Distributor.

      o Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs).

      o     Shares purchased under the Reinstatement Privilege defined below.

* Immediate Family is defined as your spouse and children under the age of 21 living at your same address.

You must, at the time of purchase, give the Transfer Agent, Distributor or investment representative sufficient information to permit confirmation of your qualification for a sales charge waiver. In certain circumstances, the Transfer Agent, Distributor or investment representative may not be able to confirm that your investment qualifies for a specific waiver and the Class A sales charge will be deducted from your investment.

--------------------------------------------------------------------------------
Reinstatement Privilege

If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.
--------------------------------------------------------------------------------

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class B Shares

The CDSC will be waived under certain circumstances, including the following:

      o Redemptions from accounts following the death or disability of a shareholder.

      o     Returns of excess contributions to retirement plans.

      o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.

      o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.

      o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2.

Distribution and Service (12b-1) Fees and Shareholder Servicing Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

      o The 12b-1 and shareholder servicing fees vary by share class as follows:

            o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.

            o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.

            o The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

Short-Term Trading

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 30 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sales of the same Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

Shareholder Information

Exchanging Your Shares

You can exchange your shares in one AmSouth Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

      o     Your name and telephone number;

      o     The exact name on your account and account number;

      o Taxpayer identification number (usually your Social Security number);

      o     Dollar value or number of shares to be exchanged;

      o     The name of the Fund from which the exchange is to be made;

      o     The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.
--------------------------------------------------------------------------------

Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

      o     Complete the appropriate section of the Account Application.

      o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

Notes On Exchanges

      o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

      o The registration and tax identification numbers of the two accounts must be identical.

      o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

      o Be sure to read carefully the prospectus of any AmSouth Fund into which you wish to exchange shares.

      o To prevent disruption in the management of the Fund, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the Fund during a calendar year.

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

You will normally have to pay federal income tax, and any state or local income taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated as capital gain dividends are taxable as long-term capital gains. For taxable years beginning on or before December 31, 2008, distributions of ordinary dividends to the Fund's non-corporate shareholders may be treated as "qualified dividend income", which is taxed at reduced rates, if such distributions are derived from, and designated by the Fund as, "qualified dividend income" and provided that holding period and other requirements are met at both the shareholder and fund level. "Qualified dividend income" generally is income derived from dividends of U.S. corporations, "qualified foreign corporations", and certain other foreign corporations. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December. Also, distributions are taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid for your Fund Shares.)

The income dividends that you receive from the Fund are expected to be exempt from federal income tax. Income exempt from federal income tax may be subject to state and local income tax. The Fund also may invest a portion of its assets in securities that generate income that is exempt from other state or local income tax. Any net capital gains the Fund distributes also will be subject to federal income tax. However, if you receive social security, or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the High Quality Municipal Bond Fund may have on the federal income taxation of your benefits. In addition, an investment in the Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders. Any net capital gains the Fund distributes also will be subject to federal income tax.

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's Shares. Any gain resulting from the redemption or exchange of your Fund Shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange before December 31, 2008, of his or her Fund Shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's Advisor does not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

Shareholder Information

Back-Up Withholding

The Fund is required in certain circumstances to apply backup withholding on distributions and redemption proceeds otherwise payable to any noncorporate shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or, in the case of distributions, who is otherwise subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010.

For more information about taxes, please consult the SAI.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2004, both of which are available free of charge upon request (see back cover).

Other Information About the Fund                            Financial Highlights

HIGH QUALITY MUNICIPAL BOND FUND (formerly Municipal Bond Fund) -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                    Investment Activities                      Less Dividends from
                                           ----------------------------------------   -------------------------------------
                                                         Net Realized
                                                              and                                       Net
                               Net Asset                  Unrealized        Total                    Realized
                                 Value,        Net      Gains (Losses)      from          Net       Gains from
                               Beginning   Investment        from        Investment   Investment    Investment      Total
                               of Period     Income       Investments    Activities     Income     Transactions   Dividends
                               ---------   ----------   --------------   ----------   ----------   ------------   ---------
 HIGH QUALITY MUNICIPAL
  BOND FUND
  Year Ended July 31, 2004      $ 10.32        0.35          (0.05)          0.30        (0.35)        (0.01)       (0.36)
  Year Ended July 31, 2003      $ 10.38        0.35          (0.05)          0.30        (0.33)        (0.03)       (0.36)
  Year Ended July 31, 2002      $ 10.18        0.37            0.23          0.60        (0.39)        (0.01)       (0.40)
  Year Ended July 31, 2001+     $  9.76        0.39            0.41          0.80        (0.38)           --        (0.38)
  Year Ended July 31, 2000      $  9.87        0.40          (0.06)          0.34        (0.40)        (0.05)       (0.45)


                                                           Total
                                            Net Asset     Return
                                              Value,    (Excluding
                               Redemption      End         Sales
                                  Fees      of Period     Charge)
                               ----------   ---------   ----------
 HIGH QUALITY MUNICIPAL
  BOND FUND
  Year Ended July 31, 2004          -- #     $ 10.26        2.93%
  Year Ended July 31, 2003          --       $ 10.32        2.96%
  Year Ended July 31, 2002          --       $ 10.38        6.05%
  Year Ended July 31, 2001+         --       $ 10.18        8.36%
  Year Ended July 31, 2000          --       $  9.76        3.62%

                                      Ratios (to average net assets)/Supplemental Data
                               --------------------------------------------------------------
                                                                                        Net
                                                           Expenses                   Assets,
                                   Net                     (before       Portfolio    End of
                               Investment      Net       Reductions/      Turnover    Period
                                 Income     Expenses   Reimbursements)     Rate*      (000's)
                               ----------   --------   ---------------   ---------    -------
 HIGH QUALITY MUNICIPAL
  BOND FUND
  Year Ended July 31, 2004         3.36%       0.88%         1.21%            5%     $16,038
  Year Ended July 31, 2003         3.35%       0.89%         1.21%            7%     $16,385
  Year Ended July 31, 2002         3.72%       0.89%         1.20%           10%     $11,553
  Year Ended July 31, 2001+        3.88%       0.89%         1.20%            5%     $ 8,022
  Year Ended July 31, 2000         4.12%       0.82%         1.20%            9%     $ 6,516

+ Net investment income (loss) is based on average shares outstanding during the period.
#     Less than one cent per share.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Other Information About the Fund                            Financial Highlights

HIGH QUALITY MUNICIPAL BOND FUND (formerly Municipal Bond Fund) -- B SHARES Selected data for a share outstanding throughout the period indicated.


                                                    Investment Activities                      Less Dividends from
                                          ------------------------------------------ ---------------------------------------
                                                         Net Realized
                                                              and                                       Net
                               Net Asset                  Unrealized        Total                    Realized
                                 Value,        Net      Gains (Losses)      from          Net       Gains from
                               Beginning   Investment        from        Investment   Investment    Investment      Total
                               of Period     Income       Investments    Activities     Income     Transactions   Dividends
                              ----------- ------------ ---------------- ------------ ------------ -------------- -----------
 HIGH QUALITY MUNICIPAL
  BOND FUND
  Year Ended July 31, 2004      $ 10.31        0.27          (0.06)          0.21        (0.27)        (0.01)       (0.28)
  Year Ended July 31, 2003      $ 10.36        0.27          (0.04)          0.23        (0.25)        (0.03)       (0.28)
  Year Ended July 31, 2002      $ 10.17        0.30           0.22           0.52        (0.32)        (0.01)       (0.33)
  Year Ended July 31, 2001+     $  9.75        0.32           0.41           0.73        (0.31)           --        (0.31)
  Year Ended July 31, 2000      $  9.87        0.31          (0.05)          0.26        (0.33)        (0.05)       (0.38)

                                                                     Ratios (to average net assets)/Supplemental Data
                                                                    --------------------------------------------------
                                              Total                                                             Net
                               Net Asset     Return                                 Expenses                  Assets,
                                 Value,    (Excluding       Net                     (before       Portfolio   End of
                                  End      Redemption   Investment      Net       Reductions/      Turnover   Period
                               of Period     Charge)      Income     Expenses   Reimbursements)     Rate*     (000's)
                              ----------- ------------ ------------ ---------- ----------------- ----------- --------
 HIGH QUALITY MUNICIPAL
  BOND FUND
  Year Ended July 31, 2004      $ 10.24        2.06%        2.61%       1.63%         1.96%            5%     $4,157
  Year Ended July 31, 2003      $ 10.31        2.19%        2.61%       1.64%         1.96%            7%     $4,496
  Year Ended July 31, 2002      $ 10.36        5.20%        2.95%       1.64%         1.95%           10%     $3,844
  Year Ended July 31, 2001+     $ 10.17        7.60%        3.12%       1.64%         1.95%            5%     $1,777
  Year Ended July 31, 2000      $  9.75        2.75%        3.30%       1.64%         1.96%            9%     $  889

+ Net investment income (loss) is based on average shares outstanding during the period.
#     Less than one cent per share.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                                     [Logo]
                               3435 Stelzer Road
                               Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                      AmSouth Funds
                      3435 Stelzer Road
                      Columbus, Ohio 43219
                      Telephone: 1-800-451-8382
                      Internet: http://www.amsouthfunds.com
                      -------------------------------------

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o     Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

[Logo]
3435 Stelzer Road
Columbus, OH 43219              www.amsouthfunds.com

[Logo]
3435 Stelzer Road
Columbus, OH 43219              www.amsouthfunds.com                ASO120103-AB

AMSOUTH FUNDS
AMSOUTH LIMITED TERM
 BOND FUND
INVESTOR GUIDE AND PROSPECTUS

CLASS A SHARES
CLASS B SHARES


[Logo]                                                          DECEMBER 1, 2004

[Logo]

                    Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

      o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

      o Account history, including information about the transactions and balances in a customer's account(s); and

      o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

      o     If you request or authorize the disclosure of the information.

      o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

      o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.

      (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.


                           Not part of the prospectus

AMSOUTH FUNDS
AMSOUTH LIMITED TERM
 BOND FUND
PROSPECTUS

CLASS A SHARES
CLASS B SHARES

                                                                DECEMBER 1, 2004

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Fund shares or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

AmSouth Funds                  Table of Contents

                                     Description of the Fund -- Objectives, Risk/Return and Expenses
                                     ---------------------------------------------------------------
Carefully review this important        2  Overview
section, which summarizes the          3  AmSouth Bond Funds
Fund's investments, risks, past        4  AmSouth Limited Term Bond Fund
performance, and fees.

                                     Additional Investment Strategies and Risks
                                     ---------------------------------------------------------------
Review this section for additional     7  Investment Strategies
information on investment              7  Investment Risks
strategies and investment practices    8  Additional Specific Risks
and their risks.

                                     Fund Management
                                     ---------------------------------------------------------------
Review this section for details on     9  The Investment Advisor
the people and organizations who       9  Portfolio Manager
provide services to the Fund.         10  The Distributor and Administrator

                                     Shareholder Information
                                     ---------------------------------------------------------------
Review this section for details on    11  Choosing a Share Class
how shares are valued, how to         12  Pricing of Fund Shares
purchase, sell and exchange shares,   13  Purchasing and Adding to Your Shares
related charges and payments of       17  Selling Your Shares
dividends and distributions.          19  General Policies on Selling Shares
                                      20  Distribution Arrangements/Sales Charges
                                      24  Distribution and Service (12b-1) Fees
                                          and Shareholder Servicing Fees
                                      25  Exchanging Your Shares
                                      26  Dividends, Other Distributions and Taxes

                                     Other Information About The Fund
                                     ---------------------------------------------------------------
                                      28  Financial Highlights

Description of the Fund -- Objectives, Risk/Return and Expenses         Overview

The Fund The AmSouth Limited Term Bond Fund (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares and Class B Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                        The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                        The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets where these securities trade.

                        Like other investments, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the Federal Deposit Insurance Corporation or any other government agency.

                        The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                        The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

Description of the Fund -- Objectives,                        AmSouth Bond Funds
Risk/Return and Expenses

Bond Funds              The Fund is one of six AmSouth Bond Funds. The AmSouth
                        Bond Funds seek current income and invest primarily in fixed income securities, such as U.S. government securities or corporate banks and commercial obligations.

Who May Want to Invest  Consider investing in this Fund and other AmSouth Bond
                        Funds if you are:

                          o looking to add a monthly income component to your portfolio

                          o willing to accept the risks of price and dividend fluctuations

                        This Fund and other AmSouth Bond Funds may not be appropriate if you are:

                          o  investing emergency reserves

                          o uncomfortable with an investment that will fluctuate in value

Description of the Fund -- Objectives,            AmSouth Limited Term Bond Fund
Risk/Return and Expenses

                        Risk/Return Summary

Investment Objective    The Fund seeks current income consistent with the
                        preservation of capital.

Principal               The Fund invests primarily in short-term fixed income
Investment Strategies   securities with maturities of five years or less,
                        principally corporate bonds and securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund invests in securities issued by the Government National Mortgage Association
                        ("GNMA)", which are supported by the full faith and credit of the U.S. government, and securities issued by the Federal National Mortgage Association ("FNMA"), the
                        Federal Home Loan Mortgage Corporation ("FHLMC") and the
                        Federal Home Loan Bank ("FHLBs"), which are supported by the right of the issuer to borrow from the U.S.
                        Treasury. The Fund also invests in debt securities only if they are highgrade (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the Advisor to be of comparable quality).

                        The Adviser's fixed income portfolio management process focuses on the four key areas of duration management, sector weights, position on the yield curve and security selection; the Advisor's goal is to add value in each of these four areas through the active management of the Fund's portfolio. Beginning with rigorous fundamental analysis of the economy and taking into account characteristics of the current business and interest rate cycles, the Advisor arrives at a projection of the likely trend in interest rates and adjusts duration accordingly. Analysis of the shape of the yield curve and yield spreads among bond market sectors leads to further refinements in strategy.

                        The Fund may also invest in certain other debt securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 7 or consult the SAI.

Principal               Your investment in the Fund may be subject to the
Investment Risks        following principal risks:

                        Income Risk: The possibility that the Fund's income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

                        Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                        Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security's rating, the greater its credit risk.

                        Certain securities issued by agencies and instrumentalities of the U.S. government in which the Fund may invest are backed by the full faith and credit of the U.S. government, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, by the credit of the issuing agency, instrumentality or corporation, or by the U.S. in some other way.

                        If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                        For more information about these risks, please see the Additional Investment Strategies and Risks on page 7.

Description of the Fund -- Objectives,            AmSouth Limited Term Bond Fund
Risk/Return and Expenses

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of Merrill Lynch 1-5 Year Government/Corporate Bond Index, an unmanaged index representative of the total return of short-term government and corporate bonds. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Performance Bar Chart and Table
Year-By-Year Total Returns as of 12/31
for Class A Shares1

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

-1.80%  12.72%  3.69%  6.80%  7.13%   1.36%   8.22%   7.93%  6.49%  2.19%
 1994     95     96     97     98      99      00      01     02    2003

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/0 to 9/30/04 was 0.67%.

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

-----------------------------------------
Best quarter:          4.02%    6/30/95
Worst quarter:        -1.41%    3/31/94
-----------------------------------------

                                   ---------------------------------------------
                                   Average Annual Total Returns
                                   (for the periods ending December 31, 2003)(1)
                                   ---------------------------------------------

                                                            Year         Years        Years
                                                          ---------------------------------
Class A Shares(2) Return Before Taxes
(with 4.00% sales charge)                                  -1.91%        4.34%        4.97%
                                                          ---------------------------------
Class A Shares Return After Taxes on Distributions         -3.06%        2.37%        2.84%
                                                          ---------------------------------
Class A Shares Return After Taxes on Distributions
and Sale of Fund Shares                                    -1.25%        2.46%        2.87%
                                                          ---------------------------------
Class B Shares(2) Return Before Taxes
(with applicable Contingent Deferred Sales Charge)         -3.58%        4.05%        4.47%
                                                          ---------------------------------
Merrill Lynch 1-5 Year Government/
Corporate Bond Index                                        3.30%        6.21%        6.25%
-------------------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

(2) Class A Shares were first offered on 2/1/89. Performance for the Class B Shares, which were first offered on 1/21/99, is based on the historical performance of the Fund's Class A Shares performance (without sales charge) prior to that date. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B Shares distribution (12b-1) fees and the contingent deferred sales charge.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Description of the Fund -- Objectives,            AmSouth Limited Term Bond Fund
Risk/Return and Expenses

As an investor in the Limited Term Bond Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

--------------------------------------------------------------------------------
Contingent Deferred Sales Charge

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.
--------------------------------------------------------------------------------

                               Fees and Expenses

Shareholder Transaction Expenses                 Class A               Class B
(expenses paid by you directly)(1)               Shares                Shares
Maximum Sales Charge
(Load) on Purchases                              4.00%(2)              None
-------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load)                                    None                  5.00%(3)
-------------------------------------------------------------------------------
Redemption Fee(4)                                2.00%                 2.00%

Annual Fund Operating Expenses                   Class A               Class B
(fees paid from Fund assets)                     Shares                Shares
Management Fee                                   0.50%                 0.50%
-------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fee                                      None                  0.75%
-------------------------------------------------------------------------------
Other Expenses(5)                                0.50%                 0.50%
-------------------------------------------------------------------------------
 Total Fund Operating Expenses(5)                1.00%                 1.75%
-------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customers account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year following purchase. For all other Class B Shares held continuously, the CDSC declines over a six- year period as follows:
5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B Shares automatically convert to Class A Shares.

(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.48% for Class A Shares and 0.48% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 0.98%; and Class B Shares, 1.73%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
     o $10,000 investment
     o 5% annual return
     o no changes in the Fund's operating expenses
     o redemption at the end of each period
Because actual returns and operating expenses will be different, this example is for comparison only.

                                Expense Example

                             1        3          5           10
                           Year     Years      Years       Years
Class A Shares             $498     $706      $  930      $1,576
----------------------------------------------------------------
Class B Shares
Assuming redemption        $678     $851      $1,149      $1,864
Assuming no redemption     $178     $551      $  949      $1,864
----------------------------------------------------------------

Additional Investment Strategies and Risks

Under normal circumstances, the Fund will invest at least 80% of its net assets in bonds. This policy will not change without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings for investment purposes. The Fund will invest at least 65% of its total assets in bonds (including debentures), notes and other debt securities which have a stated or remaining maturity of five years or less or which have an unconditional redemption feature that will permit the Fund to require the issuer of the security to redeem the security within five years from the date of purchase by the Fund or for which the Fund has acquired an unconditional "put" to sell the security within five years from the date of purchase by the Fund. The remainder of the Fund's assets may be invested in bonds (including debentures), notes and other debt securities which have a state or remaining maturity of greater than five years, cash, cash equivalents, and money market instruments. The Fund may invest up to 20% of its total assets in cash, cash equivalents and corporate bonds with remaining maturities of less than 1 year.

If the Fund acquires a debt security with a stated or remaining maturity in excess of five years, the Fund may acquire a "put" with respect to the security. Under a "put," the Fund would have the right to sell the debt security within a specified period of time at a specified minimum price. The Fund will only acquire puts from dealers, banks and broker-dealers which the Advisor has determined are creditworthy. A put will be sold, transferred, or assigned by the Fund only with the underlying debt security. The Fund will acquire puts solely to shorten the maturity of the underlying debt security.

The Fund's investments include securities issued by GNMA, which are supported by the full faith and credit of the U.S. government, and securities issued by FNMA, FHLMC and FHLBs, which are supported by the right of the issuer to borrow from the U.S. Treasury.

The Fund may increase its holdings in short-term money market instruments to over 20% of its total assets. The Fund may hold uninvested cash pending investment.

To manage its daily cash positions, each Fund also may invest in securities issued by investment companies that invest in short-term debt securities and seek to maintain a net asset value of $1.00, including AmSouth Money Market Funds (pursuant to an SEC exemptive order).

Investment Risks

Below is a more complete discussion of the types of risks inherent in the investment techniques and risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by GNMA, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA, FHLMC, the Student Loan Marketing Association and FHLB, by the credit of the issuing agency, such as securities issued by FFCB and the Tennessee Valley Authority or by the U.S. in some other way.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Investment Company Risk. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through

Additional Investment Strategies and Risks

cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Prepayment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay -- higher yielding bonds before their stated maturity. Changes in prepayment rates can result in greater price and yield volatility. Prepayments and calls generally accelerate when interest rates decline. When mortgage and other obligations are prepaid or called, the Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, the Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Additional Specific Risks

In addition to the risks discussed above, the Fund's investments may also be subject to the following risks based on the Fund's use of certain investments and investment techniques as indicated for each risk. More information regarding the different investments and investment techniques is available in the Fund's SAI.

Leverage Risk. (call options, futures and related options, put options, repurchase agreements, reverse repurchase agreements, securities lending)

The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

      Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

      Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Management Risk. (call options, demand features, futures and related options, put options) The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Political Risk. (American and global depositary receipts, foreign securities, municipal securities) The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Additional Investment Strategies and Risks

Regulatory Risk. (Asset-backed securities, mortgage-backed securities) The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor to the Fund. As of July 31, 2004, AAMI had over $9.7 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of September 30, 2004, AmSouth Bank had $15.3 billion in assets under discretionary management and provided custody services for an additional $11.2 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of September 30, 2004 of $49.8 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program.

For these advisory services, the Fund paid the Advisor a fee of 0.50% of the average daily net assets of the Fund during the fiscal year ended July 31, 2004.

Portfolio Manager

The Fund is co-managed by John P. Boston, CFA, and Scott M. Flurry, CFA. Mr. Boston has been the portfolio manager for the Limited Term Bond Fund since August 1995. Mr. Boston is Chief Fixed Income Officer for AmSouth Asset Management, Inc. Mr. Boston began his career in investment management with AmSouth Bank in 1988 and has been associated with the Advisor since 1996. Mr. Boston earned his B.S. degree in Finance and Political Science from the University of North Alabama. Mr. Boston received his CFA charter in 1993 and is an active member and past president of the Alabama Society of Financial Analysts. Mr. Flurry joined the Advisor in 2003 and has been a portfolio manager for the Limited Term Bond Fund since July 2004. Mr. Flurry joined AmSouth Bank's Asset Management Group in 2003 as a fixed-income portfolio manager. He manages several large institutional accounts for AmSouth Bank including AmSouth Bank's Common Trust Funds and is a member of both the Fixed-Income Strategy Group and the Asset-Allocation Committee. From 1993 to 2003, Mr. Flurry was employed by a major regional bank where he managed both equity and fixed-income portfolios. Mr. Flurry earned his B.S. in Finance from the University of Alabama and is a member of the Alabama Society of Financial Analysts.

Fund Management

The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares (the "Distributor"). BISYS and the Advisor may, from time to time, directly or through an affiliate, use their fee revenue, past profits, or other revenue sources, without limitation, to pay promotional, administrative, shareholder support, and other expenses to third parties, including broker-dealers, in connection with the offer, sale and administration of shares of the Fund.

For more detailed information about the Advisor and other service providers, please see the SAI.

Shareholder Information

Choosing a Share Class

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

o     Front-end sales charges, as described below.

o     Shareholder servicing fees of 0.25% of average daily net assets.

Class B Shares

o     No front-end sales charge; all your money goes to work for you right away.

o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. The Fund bears a distribution fee (also called a 12b-1 fee) of 0.75%.

o     A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o Maximum investment for all Class B purchases by a shareholder for the Fund's shares: $99,999.

o Because 12b-1 fees are paid on an ongoing basis for eight years, Class B shareholders could end up paying more expenses over the long term than if they had purchased Class A Shares and paid a front-end sales charge.

For actual past expenses of a share class, see the fund specific information provided in this Prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

Shareholder Information

Pricing of Fund Shares

--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                     NAV =
                          Total Assets -- Liabilities
                          ---------------------------
                               Number of Shares
                                  Outstanding

Generally, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------

Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time on days the NYSE is open. In addition, the Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:

o     Name;

o     Date of birth (for individuals);

o Residential or business street address (although post office boxes are still permitted for mailing); and

o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Securities Valuation

The Fund values equity securities daily at their latest available sales price, or absent such a price, by reference to the latest available bid and asked prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued at the Nasdaq Official Closing Price provided by the Nasdaq each business day. For fixed income securities, the Fund use valuations furnished by pricing services approved by the Board and that use both dealer-supplied valuations and electronic and matrix techniques. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in investment companies are valued at their net asset values as reported by such companies. The prospectuses for the registered investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Securities and other assets for which market quotations are not readily available are valued at their fair value as determined pursuant to procedures established by the Board ("fair value pricing"). In addition, fair value pricing may be used to determine the value of a portfolio security if there has been a "significant event," which, under the Fund's procedures is an event that has materially affected the value of the security. When determining whether a significant event has occurred there must be a reasonably high degree of certainty that an event actually has caused the closing market price of the securities to no longer reflect their value at the time set for the Fund's NAV calculation.

Fair value pricing generally will be used if the exchange on which a portfolio security is principally traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's NAV calculation. Fair value pricing also may be used when: (1) governmental actions affect securities in one sector, country or region in a particular way, (2) natural disasters or armed conflicts affect a country or region, or (3) there are significant domestic or foreign market fluctuations.

Shareholder Information

The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board's designee instead of being determined by market prices. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Board has approved the use of FT Interactive Data Corporation to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events.

                                                     Minimum
                                Minimum Initial     Subsequent
Account type                       Investment       Investment
Class A or Class B
--------------------------------------------------------------
Regular*                            $1,000            $  0
--------------------------------------------------------------
Automatic Investment Plan           $  250            $100
--------------------------------------------------------------

* Employees of AmSouth Bank, BISYS Fund Services and their affiliates are subject to a $100.00 minimum initial investment in AmSouth Funds.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

Shareholder Information

Instructions For Opening Or Adding To An Account - Class A Shares And Class B Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. To purchase directly with the Fund follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check payable to "AmSouth Funds."

3. Mail to: AmSouth Funds
   P.O. Box 182733
   Columbus, OH 43218-2733

Subsequent Investment:

1. Use the investment slip attached to your account statement.
   Or, if unavailable,

2. Include the following information on a piece of paper:
   o AmSouth Funds/Fund name
   o Share class
   o Amount invested
   o Account name
   o Account number.
   Include your account number on your check.

3. Mail to: AmSouth Funds
   P.O. Box 182733
   Columbus, OH 43218-2733

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.
--------------------------------------------------------------------------------

By Overnight Service

See instructions 1-2 above for initial or subsequent investments.

3. Send to: AmSouth Funds
   c/o BISYS Fund Services
   Attn: T.A. Operations
   3435 Stelzer Road, Columbus, OH 43219.

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

                                   Questions?
                           Call 1-800-451-8382 or your
                           investment representative.
                           --------------------------

Shareholder Information

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:

Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:

Instruct your bank to wire transfer your investment to:

AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:

Your name
Your confirmation number

After instructing your bank to wire the payments, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.

--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below.
The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account, Social Security or other regular government checks. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

      o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

      o     Your bank name, address and account number

      o     The amount you wish to invest automatically (minimum $100)

      o How often you want to invest (every month, 4 times a year, twice a year or once a year)

      o     Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------
Withdrawing Money From Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
--------------------------------------------------------------------------------

Contingent Deferred Sales Charge

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

 1. Call 1-800-451-8382 with instructions as to how you wish to receive your proceeds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)

By mail

 1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
    o  your Fund and account number;
    o  amount you wish to redeem;
    o  address where your check should be sent; and
    o  account owner signature.

 2. Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares -- Redemptions in Writing Required" below).

 1. See instruction 1 above.

 2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

Shareholder Information

Selling Your Shares
continued

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

You must indicate this option on your application. Your bank must participate in the ACH and must be a U.S. bank.

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o     Include a voided personal check.

o     Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

A 2% redemption fee may be charged on shares withdrawn from your account within 30 days of the date of purchase.

Shareholder Information

General Policies On Selling Shares

Redemption Fee

Class A Shares and Class B Shares

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

The fee will be charged on all covered redemptions and exchanges, including those made through retirement plan, brokerage and other types of omnibus accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee). The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

      o     redemptions of shares held in certain omnibus accounts;

      o     retirement plans that cannot implement the redemption fee;

      o certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of a shareholder (or if a trust, its beneficiary);

      o redemptions from accounts that meet certain criteria established by management and approved by the Board.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

      o     The check is not being mailed to the address on your account.

      o     The check is not being made payable to the owner of the account.

      o You are requesting a redemption with electronic or wire transfer payment and have not previously established this option on your account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

Shareholder Information

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you may pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

Undeliverable or Uncashed Checks

If redemption or distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, the check may be canceled and the money reinvested into your account at the then current NAV. If the uncashed or undeliverable check is for a cash distribution, your account may be changed automatically so that all future distributions are reinvested in your account.

Distribution Arrangements/Sales Charges

Calculation of Sales Charges
Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                                Sales Charge       Sales Charge
            Your                  as a % of          as a % of
         Investment            Offering Price     Your Investment
  Up to $249,999                     2.00%              2.04%
-----------------------------------------------------------------
  $250,000 up to $499,999            1.50%              1.52%
-----------------------------------------------------------------
  $500,000 up to $999,999            1.00%              1.01%
-----------------------------------------------------------------
  $1,000,000 and above(1)            0.00%              0.00%
-----------------------------------------------------------------

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge ("CDSC") of up to 1.00% of the purchase price may be charged to the shareholder if shares are redeemed in the first year after purchase, with the exception of distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan. This CDSC will be based on the lower of your cost for the shares or their NAV at the time of redemption and will not be charged on shares exchanged for shares of the same class of another AmSouth Fund. There will be no CDSC on reinvested distributions. The Distributor may provide additional compensation for retail accounts in an amount up to 1.00% of the offering price of Class A Shares of the Fund for retail account sales of $1 million to $3 million. For retail account sales over $3 million, the amount of additional compensation may be negotiated.

Shareholder Information

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to all shareholders with investments in AmSouth Funds of $50,000 or more with respect to the Equity Funds and Hybrid Funds and $100,000 or more with respect to the Bond Funds. In addition, you may qualify for reduced sales charges under the following circumstances.

      o Letter Of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

      o Rights Of Accumulation. When the value of Class A shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. To determine whether the sale charge reduction applies, the value of the shares you already own will be calculated by using the greater of the current value or the original investment amount. To be eligible for the right of accumulation, shares of the Fund must be held in the following types of accounts:

            o     Individual or Joint Accounts

            o     Certain Retirement Accounts (IRA's, etc.)

            o Other accounts owned by the same shareholder (determined by TAX ID) or other shareholders eligible under the Combination Privilege defined below.

      o Combination Privilege. You can also combine eligible accounts of multiple AmSouth Funds or accounts of immediate family household members (spouse and children under the age of 21) to achieve reduced sales charges.

In order to obtain a sales charge reduction you may need to provide the Distributor or your investment representative, at the time of purchase, with information regarding shares held in other accounts which may be eligible for aggregation. When informing the Distributor or investment representative it may be necessary to provide information or records regarding shares of the Fund held in (i) all accounts with the Funds or your investment representative; (ii) accounts with other investment representatives; and (iii) accounts in the name of immediate family household members (spouse and children under 21).

Information regarding the Fund's sales charge reduction program can also be obtained free of charge on the Fund's web-site: www.amsouthfunds.com.

Shareholder Information

Class B Shares

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge ("CDSC") at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

    Years          CDSC as a % of
    Since          Dollar Amount
   Purchase      Subject to Charge*
     0-1               5.00%
     1-2               4.00%
     2-3               3.00%
     3-4               3.00%
     4-5               2.00%
     5-6               1.00%
more than 6            None
-----------------------------------

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature -- Class B Shares

      o Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.*

      o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.

      o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

      o If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another AmSouth Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.

      o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the Fund after seven years from the end of the month of purchase.

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Sales Charge Waivers
Class A Shares

The following qualify for waivers of sales charges:

      o Shares purchased from investment representatives through fee-based investment products or accounts.

      o Shares purchased upon the reinvestment of dividend and capital gain distributions.

      o Shares purchased by officers, directors, trustees, employees, retired employees, and Immediate Family* of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the Funds and their affiliates.

      o Shares purchased by employees and their Immediate Family members of dealers who have an agreement with the Distributor.

      o Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs).

      o     Shares purchased under the Reinstatement Privilege defined below.

* Immediate Family is defined as your spouse and children under the age of 21 living at your same address.

You must, at the time of purchase, give the Transfer Agent, Distributor or investment representative sufficient information to permit confirmation of your qualification for a sales charge waiver. In certain circumstances, the Transfer Agent, Distributor or investment representative may not be able to confirm that your investment qualifies for a specific waiver and the Class A sales charge will be deducted from your investment.

--------------------------------------------------------------------------------
Reinstatement Privilege

If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.
--------------------------------------------------------------------------------

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class B Shares

The CDSC will be waived under certain circumstances, including the following:

      o Redemptions from accounts following the death or disability of a shareholder.

      o     Returns of excess contributions to retirement plans.

      o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.

      o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.

      o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2.

Distribution and Service (12b-1) Fees and Shareholder Servicing Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

      o The 12b-1 and shareholder servicing fees vary by share class as follows:

            o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.

            o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.

            o The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

Short-Term Trading

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 30 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sales of the same Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

Shareholder Information

Exchanging Your Shares

You can exchange your shares in one AmSouth Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

      o     Your name and telephone number;

      o The exact name on your account and account number; o Taxpayer identification number (usually your Social Security number);

      o     Dollar value or number of shares to be exchanged;

      o     The name of the Fund from which the exchange is to be made;

      o     The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.
--------------------------------------------------------------------------------

Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

      o     Complete the appropriate section of the Account Application.

      o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

Notes On Exchanges

      o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

      o The registration and tax identification numbers of the two accounts must be identical.

      o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

      o Be sure to read carefully the prospectus of any AmSouth Fund into which you wish to exchange shares.

      o To prevent disruption in the management of the Fund, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the Fund during a calendar year.

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

You will normally have to pay federal income tax, and any state or local income taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated as capital gain dividends are taxable as long-term capital gains. For taxable years beginning on or before December 31, 2008, distributions of ordinary dividends to the Fund's non-corporate shareholders may be treated as "qualified dividend income", which is taxed at reduced rates, if such distributions are derived from, and designated by the Fund as, "qualified dividend income" and provided that holding period and other requirements are met at both the shareholder and fund level. "Qualified dividend income" generally is income derived from dividends of U.S. corporations, "qualified foreign corporations", and certain other foreign corporations. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December. Also, distributions are taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid for your Fund Shares.)

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's Shares. Any gain resulting from the redemption or exchange of your Fund Shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange before December 31, 2008, of his or her Fund Shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's Advisor does not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

Shareholder Information

Back-Up Withholding

The Fund is required in certain circumstances to apply backup withholding on distributions and redemption proceeds otherwise payable to any noncorporate shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or, in the case of distributions, who is otherwise subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010.

For more information about taxes, please consult the SAI.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2004, both of which are available free of charge upon request (see back cover).

Other Information About the Fund                            Financial Highlights

LIMITED TERM BOND FUND -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                    Investment Activities
                                           ----------------------------------------
                                                         Net Realized
                                                              and                        Less
                               Net Asset                  Unrealized        Total      Dividends
                                 Value,        Net      Gains (Losses)      from       from Net
                               Beginning   Investment        from        Investment   Investment   Redemption
                               of Period     Income       Investments    Activities     Income        Fees
                               ---------   ----------   --------------   ----------   ----------   ----------
 LIMITED TERM BOND FUND
  Year Ended July 31, 2004      $ 10.65        0.23          (0.11)          0.12        (0.31)        -- #
  Year Ended July 31, 2003      $ 10.70        0.36           0.01           0.37        (0.42)        --
  Year Ended July 31, 2002      $ 10.55        0.48           0.18           0.66        (0.51)        --
  Year Ended July 31, 2001+     $ 10.13        0.57           0.43           1.00        (0.58)        --
  Year Ended July 31, 2000      $ 10.29        0.59          (0.13)          0.46        (0.62)        --

                                                               Ratios (to average net assets)/Supplemental Data
                                                        --------------------------------------------------------------
                                              Total                                                              Net
                               Net Asset     Return                                 Expenses                   Assets,
                                 Value,    (Excluding       Net                     (before       Portfolio    End of
                                  End         Sales     Investment      Net       Reductions/      Turnover    Period
                               of Period     Charge)      Income     Expenses   Reimbursements)     Rate*      (000's)
                               ---------   ----------   ----------   --------   ---------------   ---------    -------
 LIMITED TERM BOND FUND
  Year Ended July 31, 2004      $ 10.46        1.17%        2.40%       0.98%         1.22%           34%      $28,945
  Year Ended July 31, 2003      $ 10.65        3.52%        3.28%       0.98%         1.22%           32%      $38,211
  Year Ended July 31, 2002      $ 10.70        6.44%        4.54%       1.00%         1.21%           29%      $22,813
  Year Ended July 31, 2001+     $ 10.55       10.12%        5.43%       1.00%         1.22%           44%      $ 9,918
  Year Ended July 31, 2000      $ 10.13        4.59%        5.60%       0.96%         1.24%           34%      $ 7,913

+ Net investment income (loss) is based on average shares outstanding during the period.
#     Less than one cent per share.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Other Information About the Fund                            Financial Highlights

LIMITED TERM BOND FUND -- B SHARES Selected data for a share outstanding throughout the period indicated.

                                                   Investment Activities
                                          ----------------------------------------
                                                        Net Realized
                                                             and                        Less
                              Net Asset                  Unrealized        Total      Dividends
                                Value,        Net      Gains (Losses)      from       from Net
                              Beginning   Investment        from        Investment   Investment   Redemption
                              of Period     Income       Investments    Activities     Income        Fees
                              ---------   ----------   --------------   ----------   ----------   ----------
 LIMITED TERM BOND FUND
  Year Ended July 31, 2004     $ 10.64        0.16          (0.12)          0.04        (0.23)         -- #
  Year Ended July 31, 2003     $ 10.69        0.28           0.01           0.29        (0.34)         --
  Year Ended July 31, 2002     $ 10.54        0.42           0.17           0.59        (0.44)         --
  Year Ended July 31, 2001     $ 10.13        0.49           0.42           0.91        (0.50)         --
  Year Ended July 31, 2000     $ 10.27        0.48          (0.10)          0.38        (0.52)         --

                                                              Ratios (to average net assets)/Supplemental Data
                                                       --------------------------------------------------------------
                                             Total                                                              Net
                              Net Asset     Return                                 Expenses                   Assets,
                                Value,    (Excluding       Net                     (before       Portfolio    End of
                                 End      Redemption   Investment      Net       Reductions/      Turnover    Period
                              of Period     Charge)      Income     Expenses   Reimbursements)     Rate*      (000's)
                              ---------   ----------   ----------   --------   ---------------   ---------    -------
 LIMITED TERM BOND FUND
  Year Ended July 31, 2004     $ 10.45        0.41%        1.65%       1.73%         1.97%          34%       $19,641
  Year Ended July 31, 2003     $ 10.64        2.76%        2.52%       1.73%         1.97%          32%       $23,190
  Year Ended July 31, 2002     $ 10.69        5.69%        3.78%       1.75%         1.96%          29%       $10,307
  Year Ended July 31, 2001     $ 10.54        9.20%        4.66%       1.75%         1.97%          44%       $ 2,614
  Year Ended July 31, 2000     $ 10.13        3.85%        4.79%       1.76%         1.99%          34%       $ 1,815

#     Less than one cent per share.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                                     [Logo]
                               3435 Stelzer Road
                               Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                      AmSouth Funds
                      3435 Stelzer Road
                      Columbus, Ohio 43219
                      Telephone: 1-800-451-8382
                      Internet: http://www.amsouthfunds.com
                      -------------------------------------

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o     Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

[Logo]
3435 Stelzer Road
Columbus, OH 43219              www.amsouthfunds.com

[Logo]
3435 Stelzer Road
Columbus, OH 43219              www.amsouthfunds.com                ASO120103-AB

                                        AMSOUTH FUNDS
                                        AMSOUTH STRATEGIC PORTFOLIOS:
                                        MODERATE GROWTH AND INCOME
                                        PORTFOLIO
                                        INVESTOR GUIDE AND PROSPECTUS

                                           CLASS A SHARES
                                           CLASS B SHARES

[AMSOUTH FUNDS(R) LOGO]                                 DECEMBER 1, 2004

[AMSOUTH FUNDS(R) LOGO]

                     Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

     o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

     o Account history, including information about the transactions and balances in a customer's account(s); and

     o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

     o    If you request or authorize the disclosure of the information.

     o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

     o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.

     (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.

                           Not part of the prospectus

                                        AMSOUTH FUNDS
                                        AMSOUTH STRATEGIC PORTFOLIOS:
                                        MODERATE GROWTH AND INCOME
                                        PORTFOLIO
                                        PROSPECTUS

                                           CLASS A SHARES
                                           CLASS B SHARES

As with all mutual funds, the Securities
and Exchange Commission has not approved
or disapproved these Fund shares or
determined whether this prospectus is
truthful or complete. Any representation                   DECEMBER 1, 2004
to the contrary is a criminal offense.

AmSouth Funds                            Table of Contents

                                     Description of the Fund -- Objectives,
                      [LOGO]         Risk/Return and Expenses
--------------------------------------------------------------------------------
Carefully review this important           2   Overview
section, which summarizes the             3   AmSouth Funds: Strategic
Fund's investments, risks, past                  Portfolios
performance, and fees.                    4   AmSouth Strategic Portfolios:
                                                 Moderate Growth and Income
                                                 Portfolio

                      [LOGO]         Additional Investment Strategies and Risks
--------------------------------------------------------------------------------
Review this section for additional            Investment Strategies
information on investment                     Investment Practices
strategies and investment practices       9   Investment Risks
and their risks.                          10  Additional Specific Risks

                      [LOGO]         Fund Management
--------------------------------------------------------------------------------
Review this section for details on        12  The Investment Advisor
the people and organizations who          13  Portfolio Manager
provide services to the Fund.             13  The Distributor and Administrator

                      [LOGO]         Shareholder Information
--------------------------------------------------------------------------------
Review this section for details on        14  Choosing a Share Class
how shares are valued, how to             15  Pricing of Fund Shares
purchase, sell and exchange shares,       16  Purchasing and Adding to Your
related charges and payments of                  Shares
dividends and distributions.              18  Selling Your Shares
                                          22  General Policies on Selling Shares
                                          23  Distribution Arrangements/Sales
                                                 Charges
                                          27  Distribution and Service (12b-1)
                                                 Fees and Shareholder Servicing
                                                 Fees
                                          28  Exchanging Your Shares
                                          29  Dividends, Other Distributions
                                                 and Taxes

                      [LOGO]         Other Information About The Fund
--------------------------------------------------------------------------------
                                          31  Financial Highlights

[LOGO] Description of the Fund -- Objectives, Risk/Return and Expenses       Overview

The Fund The AmSouth Funds Strategic Portfolio: Moderate Growth and Income Portfolio (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares and Class B Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                      The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                      The value of your investment in the Fund is based on the market prices of the securities of the Underlying Funds held by the Fund. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets where these securities trade.

                      Like other investments, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the Federal Deposit Insurance Corporation or any other government agency.

                      The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                      The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

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2

                                                                                AmSouth Funds:
[LOGO]  Description of the Fund -- Objectives, Risk/Return and Expenses   Strategic Portfolios

                      The Fund is one of four AmSouth Funds Strategic Portfolios ("Strategic Portfolios"). The Strategic Portfolios are "funds of funds" that invest substantially all of their assets in Class I Shares of other series of the AmSouth Funds ("Underlying Funds"), whose objectives, strategies, and risks are described in a separate prospectus. The Underlying Funds include the series that comprise the AmSouth Equity Funds, the AmSouth Bond Funds and the AmSouth Money Market Funds.

Who May Want to       Consider investing in the Fund and other Strategic
Invest                Portfolios if you are:

                          o seeking the benefits of asset allocation and risk-reducing diversification

                          o seeking investment professionals to select and maintain a portfolio of mutual funds for you

                          o seeking to spread your investment among many different mutual funds that match your goals in one simple package

                      The Fund and other Strategic Portfolios may not be appropriate if you are:

                          o pursuing a short-term goal or investing emergency reserves

                          o uncomfortable with an investment that will fluctuate in value

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                                                                               3

Description of the Fund --                         AmSouth Strategic Portfolios:
Objectives, Risk/Return and Expenses        Moderate Growth and Income Portfolio

                      Risk/Return Summary

Investment Objective  The Fund seeks to provide investors with current income and a moderate level of capital growth.

Principal             The Fund allocates its assets among the Underlying Funds
Investment            within predetermined strategy ranges, as set forth below.
Strategies            The Advisor will make allocation decisions according to
                      its outlook for the economy, financial markets and relative market valuation of the Underlying Funds.

                      Under normal market conditions, the Fund invests its assets in the following Underlying Funds within the allocation ranges (expressed as a percentage of the Fund's total assets) indicated below:

                      Underlying Fund             Allocation Range

                      Value Fund                       0%-15%
                      Select Equity Fund               0%-10%
                      Enhanced Market Fund             0%-15%
                      Large Cap Fund                   0%-10%
                      Capital Growth Fund              0%-15%
                      Mid Cap Fund                     0%-10%
                      Small Cap Fund                   0%-10%
                      International Equity Fund        0%-10%
                      Government Income Fund           0%-25%
                      High Quality Bond Fund           0%-70%
                      Limited Term Bond Fund           0%-25%
                      Prime Money Market Fund           0%-5%

                      The Fund's selection of the Underlying Funds in which to invest, as well as the percentage of the Fund's assets which can be invested in each Underlying Fund, are not fundamental investment policies and can be changed without the approval of shareholders. The investment styles of the Underlying Funds are described in a separate Prospectus.

Principal             Your investment in the Fund may be subject to the
Investment Risks      following principal risks:

                      The Fund's investments are invested in the Underlying Funds, so the Fund's investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by such Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds' holdings.

                      The Fund invests in Underlying Funds that invest primarily in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded.

                      The Fund also invests in Underlying Funds that invest primarily in equity securities. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced.

                      For more information about these risks, please see the Additional Investment Strategies and Risks on page 8.

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4

Description of the Fund --                         AmSouth Strategic Portfolios:
Objectives, Risk/Return and Expenses        Moderate Growth and Income Portfolio

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500 and the Merrill Lynch Government/Corporate Master Index, an unmanaged broad-based index representative of the total return of government and corporate bonds. Neither Index is available for investment and the performance of each Index does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                 Performance Bar Chart and Table
                 Year-By-Year Total Returns as of 12/31
                 for Class A Shares(1,2)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                              2000    5.84%
                                01    1.24%
                                02   -6.21%
                              2003   14.31%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/04 to 9/30/04 was 1.02%.

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

Best quarter:     7.94%   6/30/03
Worst quarter:   -6.80%   9/30/02

Average Annual Total Returns
(for the periods ending December 31,
2003)(1)

->

                                                          1      Since Inception
                                                         Year       (1/28/99)
                                                        ------------------------
Class A Shares(2) Return Before Taxes
(with 5.50% sales charge)                                7.84%        2.36%
                                                        ------------------------
Class A Shares Return After Taxes on Distributions       7.23%        1.07%
                                                        ------------------------
Class A Shares Return After Taxes on Distributions
and Sale of Fund Shares                                  5.13%        1.30%
                                                        ------------------------
Class B Shares(2) Return Before Taxes
(with applicable Contingent Deferred Sales Charge)       8.19%        2.15%
                                                        ------------------------
S&P 500 Index                                           28.67%       -1.18%
                                                        ------------------------
Merrill Lynch Government/Corporate
Master Index(3)                                          4.54%        6.59%
                                                        ------------------------

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) The quoted returns reflect the performance from 1/28/99 to 3/12/00 of the ISG Moderate Growth & Income Portfolio, which was an open-end investment company and the predecessor fund to the AmSouth Stragetic Portfolios: Moderate Growth and Income Portfolio. The predecessor fund was managed using substantially the same investment objective, policies and methodologies as the Fund. Class A Shares and Class B Shares were first offered on 2/9/99 and 1/28/99, respectively.

(3) Merrill Lynch Government/Corporate master index from nearest month-end for the Since Inception return.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Description of the Fund --                         AmSouth Strategic Portfolios:
Objectives, Risk/Return and Expenses        Moderate Growth and Income Portfolio

As an investor in the AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

--------------------------------------------------------------------------------
Contingent Deferred Sales Charge

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").
--------------------------------------------------------------------------------

                                Fees and Expenses

Shareholder Transaction Expenses      Class A    Class B
(expenses paid by you directly)(1)     Shares     Shares

Maximum Sales Charge
   (Load) on Purchases                  5.50%(2)   None
--------------------------------------------------------
Maximum Deferred Sales
   Charge (Load)                        None       5.00%(3)
--------------------------------------------------------
Redemption Fee(4)                       2.00%      2.00%
--------------------------------------------------------

Annual Fund Operating Expenses        Class A    Class B
(fees paid from Fund assets)           Shares     Shares

Management Fee                          0.20%      0.20%
--------------------------------------------------------
Distribution and/or Service
   (12b-1) Fee                          None       0.75%
--------------------------------------------------------
Other Expenses(5)                       0.71%      0.70%
--------------------------------------------------------
   Total Fund Operating Expenses(5)     0.91%      1.65%
--------------------------------------------------------
Fee Waiver and/or Expense
   Reimbursement(6)                    -0.10%     -0.10%
--------------------------------------------------------
Net Expenses(6)                         0.81%      1.55%
--------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, the CDSC on such Class B Shares held continuously declines over six years, starting with year one and ending in year seven from: 4%, 3%, 3%, 2%, 2%, 1%. For all other Class B Shares held continuously, the CDSC declines over six years, starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.

(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.38% for Class A Shares and 0.37% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 0.58%; and Class B Shares, 1.32%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(6) The above amounts reflect a reduction in shareholder servicing fees required by NASD rules, which limit total shareholder servicing fees paid by the Fund to 0.25%. Class A Shares and Class B Shares each pay a shareholder servicing fee in the amount of 0.25%. As reduced, the shareholder servicing fees are 0.15% for Class A Shares and 0.15% for Class B Shares. The Class I Shares of the Underlying Funds in which the Fund invests pay a shareholder servicing fee in the amount of 0.15%, of which 0.05% is waived by the Distributor. Hence, the aggregate shareholder servicing fee paid directly and indirectly by each of the Class A Shares and the Class B Shares is 0.25%.

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6

Description of the Fund --                         AmSouth Strategic Portfolios:
Objectives, Risk/Return and Expenses        Moderate Growth and Income Portfolio

In addition to the expenses shown above, if you buy and hold shares of the AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is as follows:

            AmSouth Strategic Portfolios: Growth and Income Portfolio

Class A Shares*   2.14%
-----------------------
Class B Shares*   2.88%
-----------------------

* Certain expenses for each of the Underlying Funds are limited by the Advisor. Taking into account the fee waivers and expense reimbursements for the Underlying Funds and the AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio, total expenses for each class are: Class A Shares, 1.54% and Class B Shares, 2.28%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o    $10,000 investment

     o    5% annual return

     o    no changes in the Fund's operating expenses

     o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

                                 Expense Example

                           1        3         5        10
                          Year    Years     Years     Years

Class A Shares           $ 755   $ 1,183   $ 1,636   $ 2,886
------------------------------------------------------------
Class B Shares
Assuming redemption      $ 791   $ 1,192   $ 1,718   $ 3,030
Assuming no redemption   $ 291   $   892   $ 1,518   $ 3,030
------------------------------------------------------------

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                                                                               7

[LOGO] Additional Investment Strategies and Risks

The Advisor will make allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Fund. The Fund has a "benchmark percentage" representing the asset class mix of the Underlying Funds the Advisor expects to maintain when its assessment of economic conditions and other factors indicate that the financial markets are fairly valued relative to each other. The Advisor anticipates that the Fund's asset class benchmark percentage will be as follows:

                              Benchmark Percentages

                                              Moderate
                                             Growth and
                        Underlying Fund        Income
                          Asset Class        Portfolio
                        ------------------   ----------
                        Equity Funds             45%
                        Bond Funds               54%
                        Money Market Funds        1%

These benchmark percentages are not fundamental investment polices and can be changed without the approval of shareholders.

Under normal market conditions, the Advisor expects to adhere to the benchmark percentages set forth above and the strategy ranges set forth herein; however, the Advisor reserves the right to vary such percentages and ranges as the risk/return characteristics of the financial markets or Underlying Fund asset classes, as assessed by the Advisor, vary over time.

The Fund may invest, in anticipation of otherwise investing cash positions, directly in U.S. Government securities and short-term paper, such as bankers' acceptances. Under normal market conditions, the Fund does not expect to have a substantial portion of its assets invested in such securities. However, when the Advisor determines that adverse market conditions exist, the Fund may adopt a temporary defensive posture and invest entirely in such securities. Although the Fund would do this to avoid losses, it could reduce the benefit of any upswing in the market. During such periods, the Fund may not achieve its investment objective. Because the Fund invests in the Underlying Funds, there will be duplication of advisory fees and certain other expenses.

To manage its daily cash positions, each Fund also may invest in securities issued by investment companies that invest in short-term debt securities and seek to maintain a net asset value of $1.00, including AmSouth Money Market Funds (pursuant to an SEC exemptive order).

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8

Additional Investment Strategies and Risks

Investment Risks

Below is a more complete discussion of the types of risks inherent in the investment techniques and risks discussed in "Risk/
Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Underlying Funds may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by GNMA, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA, FHLMC, the Student Loan Marketing Association and the Federal Home Loan Banks, by the credit of the issuing agency, such as securities issued by the Federal Farm Credit Banks and Tennessee Valley Authority or by the U.S. government in some other way.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Company Risk. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

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                                                                               9

Additional Investment Strategies and Risks

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Non-Diversification Risk. A fund which is non-diversified may invest a greater percentage of its assets in a particular issuer compared with other funds and, accordingly, the fund's portfolio may be more sensitive to changes in the market value of a single issuer.

Prepayment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay -- higher yielding bonds before their stated maturity. Changes in prepayment rates can result in greater price and yield volatility. Prepayments and calls generally accelerate when interest rates decline. When mortgage and other obligations are prepaid or called, the Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, the Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Small Company Risk. Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If the Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code of 1986 as amended (the "Code"), which would cause adverse tax consequences.

Additional Specific Risks

In addition to the risks discussed above, the Fund's investments may also be subject to the following risks based on the Fund's use of certain investments and investment techniques as indicated for each risk. More information regarding the different investments and investment techniques is available in the Fund's SAI.

Leverage Risk. (call options, futures and related options, put options, repurchase agreements, reverse repurchase agreements, securities lending)

The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

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10

Additional Investment Strategies and Risks

Management Risk. (call options, demand features, futures and related options, put options) The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Political Risk. (American and global depositary receipts, foreign securities, municipal securities) The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Regulatory Risk. (Asset-backed securities, mortgage-backed securities) The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

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                                                                              11

[LOGO] Fund Management

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor for the Fund. As of July 31, 2004, AAMI had over $9.7 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of September 30, 2004, AmSouth Bank had $15.3 billion in assets under discretionary management and provided custody services for an additional $11.2 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of September 30, 2004 of $49.8 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program. Investment sub-advisory services are provided to certain of the Underlying Funds, subject to AAMI's supervision and oversight, pursuant to an investment sub-advisory agreement between AAMI and an investment sub-advisor. AAMI recommends the hiring, termination and replacement of investment sub-advisors to the Board. Upon the receipt of an order from the Securities and Exchange Commission, or a rule change, AAMI may be permitted to enter into new or modified investment sub-advisory agreements with existing or new investment sub- advisors, subject to approval only by the Board.

For these advisory services, the Fund paid the Advisor a fee of 0.10% of the average daily net assets of the Fund during the fiscal year ended July 31, 2004.

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12

Fund Management

Portfolio Manager

Investment decisions for the Fund are made by a team of the Advisor's portfolio managers, and no person is primarily responsible for making recommendations to the team.

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The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares (the "Distributor"). BISYS and the Advisor may, from time to time, directly or through an affiliate, use their fee revenue, past profits, or other revenue sources, without limitation, to pay promotional, administrative, shareholder support, and other expenses to third parties, including broker-dealers, in connection with the offer, sale and administration of shares of the Funds.

For more detailed information about the Advisor and other service providers, please see the SAI.

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                                                                              13

[LOGO] Shareholder Information

Choosing a Share Class

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

o    Front-end sales charges, as described below.

o    Shareholder servicing fees of 0.25% of average daily net assets.

Class B Shares

o    No front-end sales charge; all your money goes to work for you right away.

o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. The Fund bears a distribution fee (also called a 12b-1 fee) of 0.75%.

o    A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o Maximum investment for all Class B purchases by a shareholder for a Fund's shares: $99,999.

o Because 12b-1 fees are paid on an ongoing basis for eight years, Class B shareholders could end up paying more expenses over the long term than if they had purchased Class A Shares and paid a front-end sales charge.

For actual past expenses of each share class, see the specific information provided in this Prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

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14

Shareholder Information

Pricing of Fund Shares

--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                      NAV =
                           Total Assets -- Liabilities
                           ---------------------------
                                Number of Shares
                                   Outstanding

Generally, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------

Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time on days the NYSE is open. In addition, the Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

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                                                                              15

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

Additionally, banks, brokers and other financial institutions and representatives may use shares of the AmSouth Money Market Funds in "sweep" programs whereby the accounts of a participating customer of the financial institution or representative are automatically "swept" into shares of one of the Money Market Funds. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:

o    Name;

o    Date of birth (for individuals);

o Residential or business street address (although post office boxes are still permitted for mailing); and

o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Securities Valuation

The Fund values equity securities daily at their latest available sales price, or absent such a price, by reference to the latest available bid and asked prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued at the Nasdaq Official Closing Price provided by the Nasdaq each business day. For fixed income securities, the Fund use valuations furnished by pricing services approved by the Board and that use both dealer-supplied valuations and electronic and matrix techniques. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in investment companies are valued at their net asset values as reported by such companies. The prospectuses for the registered investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

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16

Shareholder Information

Securities and other assets for which market quotations are not readily available are valued at their fair value as determined pursuant to procedures established by the Board ("fair value pricing"). In addition, fair value pricing may be used to determine the value of a portfolio security if there has been a "significant event," which, under the Fund's procedures is an event that has materially affected the value of the security. When determining whether a significant event has occurred there must be a reasonably high degree of certainty that an event actually has caused the closing market price of the securities to no longer reflect their value at the time set for the Fund's NAV calculation.

Fair value pricing generally will be used if the exchange on which a portfolio security is principally traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's NAV calculation. Fair value pricing also may be used when: (1) governmental actions affect securities in one sector, country or region in a particular way, (2) natural disasters or armed conflicts affect a country or region, or (3) there are significant domestic or foreign market fluctuations.

The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board's designee instead of being determined by market prices. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Board has approved the use of FT Interactive Data Corporation to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events.

                                               Minimum
                            Minimum Initial   Subsequent
Account type                  Investment      Investment

Class A or Class B
--------------------------------------------------------
Regular*                        $ 1,000          $   0
--------------------------------------------------------
Automatic Investment Plan       $   250          $ 100
--------------------------------------------------------

* Employees of AmSouth Bank, BISYS Fund Services and their affiliates are subject to a $100.00 minimum initial investment in AmSouth Funds.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of fund prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the Fund's prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

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                                                                              17

Shareholder Information

Instructions For Opening Or Adding To An Account -- Class A Shares And Class B Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. To purchase directly with the Fund, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.   Make check payable to "AmSouth Funds."

3.   Mail to: AmSouth Funds
     P.O. Box 182733
     Columbus, OH 43218-2733

Subsequent Investment:

1. Use the investment slip attached to your account statement. Or, if unavailable,

2.   Include the following information on a piece of paper:

     o    AmSouth Funds/Fund name

     o    Share class

     o    Amount invested

     o    Account name

     o    Account number.

     Include your account number on your check.

3.   Mail to: AmSouth Funds
     P.O. Box 182733
     Columbus, OH 43218-2733

By Overnight Service

See instructions 1-2 above for initial or subsequent investments.

3.   Send to: AmSouth Funds
     c/o BISYS Fund Services
     Attn: T.A. Operations
     3435 Stelzer Road, Columbus, OH 43219.

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.

                                   Questions?
                           Call 1-800-451-8382 or your
                           investment representative.

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18

Shareholder Information

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:
Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:
Your name
Your confirmation number

After instructing your bank to wire the payment, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.
--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below.
The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

     o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

     o    Your bank name, address and account number

     o    The amount you wish to invest automatically (minimum $100)

     o How often you want to invest (every month, 4 times a year, twice a year or once a year)

     o    Attach a voided personal check.

To invest regularly from your paycheck or government check: Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

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                                                                              19

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------
Withdrawing Money From Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
--------------------------------------------------------------------------------

Contingent Deferred Sales Charge

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

     1. Call 1-800-451-8382 with instructions as to how you wish to receive your proceeds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)

By mail

     1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:

          o    your Fund and account number

          o    amount you wish to redeem

          o    address where your check should be sent

          o    account owner signature.

     2.   Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares -- Redemptions in Writing Required" below).

     1.   See instruction 1 above.

     2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

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20

Shareholder Information

Selling Your Shares
continued

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

You must indicate this option on your application. Your bank must participate in the ACH and must be a U.S. bank.

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o    Include a voided personal check.

o    Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

A 2% redemption fee may be charged on shares withdrawn from your account within 30 days of the date of purchase.

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                                                                              21

Shareholder Information

General Policies On Selling Shares

Redemption Fee

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

The fee will be charged on all covered redemptions and exchanges, including those made through retirement plan, brokerage and other types of omnibus accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee). The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

     o    redemptions of shares held in certain omnibus accounts;

     o    retirement plans that cannot implement the redemption fee;

     o certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of a shareholder (or if a trust, its beneficiary);

     o redemptions from accounts that meet certain criteria established by management and approved by the Board.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

     o    The check is not being mailed to the address on your account.

     o    The check is not being made payable to the owner of the account.

     o You are requesting a redemption with electronic or wire transfer payment and have not previously established this option on your account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

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22

Shareholder Information

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you may pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

Undeliverable or Uncashed Checks

If redemption or distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, the check may be canceled and the money reinvested into your account at the then current NAV. If the uncashed or undeliverable check is for a cash distribution, your account may be changed automatically so that all future distributions are reinvested in your account.

Distribution Arrangements/Sales Charges

Calculation of Sales Charges
Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                           Sales Charge     Sales Charge
        Your                as a % of        as a % of
     Investment           Offering Price   Your Investment

Up to $49,999                  5.50%            5.82%
----------------------------------------------------------
$50,000 up to $99,999          4.50%            4.71%
----------------------------------------------------------
$100,000 up to $249,999        3.50%            3.63%
----------------------------------------------------------
$250,000 up to $499,999        2.50%            2.56%
----------------------------------------------------------
$500,000 up to $999,999        1.50%            1.52%
----------------------------------------------------------
$1,000,000 and above(1)        0.00%            0.00%
----------------------------------------------------------

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge ("CDSC") of up to 1.00% of the purchase price may be charged to the shareholder if shares are redeemed in the first year after purchase, with the exception of distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan. This CDSC will be based on the lower of your cost for the shares or their NAV at the time of redemption and will not be charged on shares exchanged for shares of the same class of another AmSouth Fund. There will be no CDSC on reinvested distributions. The Distributor may provide additional compensation for retail accounts in an amount up to 1.00% of the offering price of Class A Shares of the Fund for retail account sales of $1 million to $3 million. For retail account sales over $3 million, the amount of additional compensation may be negotiated.

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                                                                              23

Shareholder Information

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to all shareholders with investments in AmSouth Funds of $50,000 or more with respect to the Equity Funds and Hybrid Funds and $100,000 or more with respect to the Bond Funds. In addition, you may qualify for reduced sales charges under the following circumstances.

     o Letter Of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

     o Rights Of Accumulation. When the value of Class A Shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. To determine whether the sale charge reduction applies, the value of the shares you already own will be calculated by using the greater of the current value or the original investment amount. To be eligible for the right of accumulation, shares of the Fund must be held in the following types of accounts:

               o    Individual or Joint Accounts

               o    Certain Retirement Accounts (IRA's, etc.)

               o Other accounts owned by the same shareholder (determined by TAX ID) or other shareholders eligible under the Combination Privilege defined below.

     o Combination Privilege. You can also combine eligible accounts of multiple AmSouth Funds or accounts of immediate family household members (spouse and children under the age of 21) to achieve reduced sales charges.

In order to obtain a sales charge reduction you may need to provide the Distributor or your investment representative, at the time of purchase, with information regarding shares held in other accounts which may be eligible for aggregation. When informing the Distributor or investment representative it may be necessary to provide information or records regarding shares of the Fund held in (i) all accounts with the Funds or your investment representative; (ii) accounts with other investment representatives; and (iii) accounts in the name of immediate family household members (spouse and children under 21).

Information regarding the Fund's sales charge reduction program can also be obtained free of charge on the Fund's web-site: www.amsouthfunds.com.

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24

Shareholder Information

Class B Shares

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge ("CDSC") at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

  Years         CDSC as a % of
  Since         Dollar Amount
 Purchase     Subject to Charge*

   0-1              5.00%
   1-2              4.00%
   2-3              3.00%
   3-4              3.00%
   4-5              2.00%
   5-6              1.00%
more than 6         None

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature -- Class B Shares

     o Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.*

     o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.

     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

     o If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another AmSouth Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.

     o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the Fund after seven years from the end of the month of purchase.

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                                                                              25

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Sales Charge Waivers
Class A Shares

The following qualify for waivers of sales charges:

     o Shares purchased from investment representatives through fee-based investment products or accounts.

     o Shares purchased upon the reinvestment of dividend and capital gain distributions.

     o Shares purchased by officers, directors, trustees, employees, retired employees, and Immediate Family* of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the AmSouth Funds and their affiliates.

     o Shares purchased by employees and their Immediate Family* members of dealers who have an agreement with the Distributor.

     o Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs).

     o    Shares purchased under the Reinstatement Privilege defined below.

* Immediate Family is defined as your spouse and children under the age of 21 living at your same address.

You must, at the time of purchase, give the Transfer Agent, Distributor or investment representative sufficient information to permit confirmation of your qualification for a sales charge waiver. In certain circumstances, the Transfer Agent, Distributor or investment representative may not be able to confirm that your investment qualifies for a specific waiver and the Class A sales charge will be deducted from your investment.

The Distributor may also waive the sales charge at any time in its own discretion.

--------------------------------------------------------------------------------
Reinstatement Privilege

If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.
--------------------------------------------------------------------------------

->

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class B Shares

The CDSC will be waived under certain circumstances, including the following:

     o Redemptions from accounts following the death or disability of a shareholder.

     o    Returns of excess contributions to retirement plans.

     o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.

     o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.

     o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 701/2.

->

Distribution and Service (12b-1) Fees and Shareholder Servicing Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

     o The 12b-1 and shareholder servicing fees vary by share class as follows:

          o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.

          o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.

          o The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

->

Short-Term Trading

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 30 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sales of the Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

->

Shareholder Information

Exchanging Your Shares

You can exchange your shares in the Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

     o    Your name and telephone number;

     o    The exact name on your account and account number;

     o    Taxpayer identification number (usually your Social Security number);

     o    Dollar value or number of shares to be exchanged;

     o    The name of the Fund from which the exchange is to be made;

     o    The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.

Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

     o    Complete the appropriate section of the Account Application.

     o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

Notes On Exchanges

     o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

     o The registration and tax identification numbers of the two accounts must be identical.

     o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

     o Be sure to read carefully the prospectus of any Fund into which you wish to exchange shares.

     o To prevent disruption in the management of the Fund, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the Fund during a calendar year.

->

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

You will normally have to pay federal income tax, and any state or local income taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated as capital gain dividends are taxable as long-term capital gains. For taxable years beginning on or before December 31, 2008, distributions of ordinary dividends to the Fund's non-corporate shareholders may be treated as "qualified dividend income", which is taxed at reduced rates, if such distributions are derived from, and designated by the Fund as, "qualified dividend income" and provided that holding period and other requirements are met at both the shareholder and fund level. "Qualified dividend income" generally is income derived from dividends of U.S. corporations, "qualified foreign corporations", and certain other foreign corporations. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December. Also, distributions are taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid for your Fund Shares.)

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes the Fund pays. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate its recognition of ordinary income and may affect the timing or amount of its distributions.

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's shares. Any gain resulting from the redemption or exchange of your Fund shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange between before December 31, 2008, of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's Advisor and Sub-Advisor does not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

->

Shareholder Information

Back-Up Withholding

The Fund is required in certain circumstances to apply backup withholding on distributions and redemption proceeds otherwise payable to any noncorporate shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or, in the case of distributions, who is otherwise subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010.

For more information about taxes, please consult the Statement of Additional Information.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

->

[LOGO] Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2004, both of which are available free of charge upon request (see back cover).

Other Information About the Fund                            Financial Highlights

MODERATE GROWTH AND INCOME PORTFOLIO -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                              Investment Activities
                                                    ----------------------------------------
                                                                  Net Realized
                                                                       and
                                                                   Unrealized
                                        Net Asset       Net      Gains (Losses)      Total
                                          Value,    Investment        from           from
                                        Beginning     Income       Investments    Investment
                                        of Period     (Loss)      in Affiliates   Activities
                                        ---------   ----------   --------------   ----------
MODERATE GROWTH AND
   INCOME PORTFOLIO
   Year Ended July 31, 2004              $  9.04       0.16           0.45           0.61
   Year Ended July 31, 2003              $  8.58       0.16           0.50           0.66
   Year Ended July 31, 2002              $  9.74       0.21          (0.94)         (0.73)
   Year Ended July 31, 2001+             $ 10.06       0.32           0.15           0.47
   Period Ended July 31, 2000 (a)        $  9.96       0.14           0.10           0.24
   Period Ended December 31, 1999 (b)    $  9.86       0.17           0.16           0.33

                                                  Less Dividends from
                                        -------------------------------------
                                                         Net                                               Total
                                                      Realized                               Net Asset     Return
                                           Net        Gains from                               Value,    (Excluding
                                        Investment    Investment      Total     Redemption      End         Sales
                                          Income     Transactions   Dividends      Fees      of Period     Charge)
                                        ----------   ------------   ---------   ----------   ---------   ----------
MODERATE GROWTH AND
   INCOME PORTFOLIO
   Year Ended July 31, 2004               (0.16)           --         (0.16)        -- #      $  9.49       6.71%
   Year Ended July 31, 2003               (0.17)        (0.03)        (0.20)        --        $  9.04       7.85%
   Year Ended July 31, 2002               (0.23)        (0.20)        (0.43)        --        $  8.58      (7.80)%
   Year Ended July 31, 2001+              (0.34)        (0.45)        (0.79)        --        $  9.74       4.91%
   Period Ended July 31, 2000 (a)         (0.14)           --         (0.14)        --        $ 10.06       2.43%@
   Period Ended December 31, 1999 (b)     (0.17)        (0.06)        (0.23)        --        $  9.96       3.37%@

                                              Ratios (to average net assets)/Supplemental Data
                                        --------------------------------------------------------------
                                                                                                 Net
                                                                    Expenses                   Assets,
                                           Net                      (before       Portfolio    End of
                                        Investment      Net       Reductions/      Turnover    Period
                                          Income     Expenses   Reimbursements)     Rate*      (000's)
                                        ----------   --------   ---------------   ---------   --------
MODERATE GROWTH AND
   INCOME PORTFOLIO
   Year Ended July 31, 2004                1.68%       0.59%          0.98%           34%     $ 16,640
   Year Ended July 31, 2003                1.87%       0.64%          1.07%          136%     $ 10,988
   Year Ended July 31, 2002                2.48%       0.65%          1.07%           65%     $  6,236
   Year Ended July 31, 2001+               3.26%       0.77%          1.20%           62%     $    231
   Period Ended July 31, 2000 (a)          2.85%@@     0.91%@@        1.26%@@         21%     $     48
   Period Ended December 31, 1999 (b)      3.32%@@     0.93%@@        9.78%@@        124%     $    172

 + Net investment income (loss) is based on average shares outstanding during the period.

 #   Less than one cent per share.

 * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

 @   Not annualized.

@@   Annualized.

(a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.

(b) For the period from February 9, 1999 (commencement of operations) through December 31, 1999.

Other Information About the Fund                            Financial Highlights

MODERATE GROWTH AND INCOME PORTFOLIO -- B SHARES Selected data for a share outstanding throughout the period indicated.

                                                              Investment Activities
                                                    -----------------------------------------
                                                                 Net Realized
                                                                     and
                                                                  Unrealized
                                                                    Gains
                                        Net Asset       Net        (Losses)        Total
                                          Value,    Investment       from          from
                                        Beginning     Income      Investments    Investment
                                        of Period     (Loss)     in Affiliates   Activities
                                        ----------- ------------ --------------- ------------
MODERATE GROWTH AND
   INCOME PORTFOLIO
   Year Ended July 31, 2004              $  9.01       0.08           0.45          0.53
   Year Ended July 31, 2003              $  8.56       0.09           0.50          0.59
   Year Ended July 31, 2002              $  9.71       0.17          (0.95)        (0.78)
   Year Ended July 31, 2001+             $ 10.04       0.25           0.15          0.40
   Period Ended July 31, 2000 (a)        $  9.96       0.13           0.07          0.20
   Period Ended December 31, 1999 (b)    $ 10.00       0.13           0.02          0.15

                                                  Less Dividends from
                                        ---------------------------------------
                                                          Net                                               Total
                                                       Realized                              Net Asset     Return
                                           Net        Gains from                               Value,    (Excluding
                                        Investment    Investment      Total     Redemption      End         Sales
                                          Income     Transactions   Dividends      Fees      of Period     Charge)
                                        ----------   ------------   ---------   ----------   ---------   ----------
MODERATE GROWTH AND
   INCOME PORTFOLIO
   Year Ended July 31, 2004               (0.10)           --         (0.10)        -- #      $  9.44       5.86%
   Year Ended July 31, 2003               (0.11)        (0.03)        (0.14)        --        $  9.01       7.02%
   Year Ended July 31, 2002               (0.17)        (0.20)        (0.37)        --        $  8.56      (8.38)%
   Year Ended July 31, 2001+              (0.28)        (0.45)        (0.73)        --        $  9.71       4.09%
   Period Ended July 31, 2000 (a)         (0.12)           --         (0.12)        --        $ 10.04       2.00%@
   Period Ended December 31, 1999 (b)     (0.13)        (0.06)        (0.19)        --        $  9.96       1.50%@

                                              Ratios (to average net assets)/Supplemental Data
                                        -------------------------------------------------------------
                                                                                               Net
                                                                   Expenses                   Assets,
                                           Net                     (before       Portfolio    End of
                                        Investment      Net     Reductions/Re-    Turnover    Period
                                          Income     Expenses    imbursements)     Rate*      (000's)
                                        ----------   --------   --------------   ---------   --------
MODERATE GROWTH AND
   INCOME PORTFOLIO
   Year Ended July 31, 2004                0.95%       1.33%         1.72%           34%     $ 10,280
   Year Ended July 31, 2003                1.12%       1.40%         1.82%          136%     $  2,812
   Year Ended July 31, 2002                1.74%       1.39%         1.81%           65%     $    970
   Year Ended July 31, 2001+               2.59%       1.51%         1.92%           62%     $  1,231
   Period Ended July 31, 2000 (a)          2.19%@@     1.55%@@       1.88%@@         21%     $    832
   Period Ended December 31, 1999 (b)      2.80%@@     1.54%@@       6.90%@@        124%     $    941

 + Net investment income (loss) is based on average shares outstanding during the period.

 #   Less than one cent per share.

 * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

 @   Not annualized.

@@   Annualized.

(a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.

(b) For the period from January 28, 1999 (commencement of operations) through December 31, 1999.

[AMSOUTH FUNDS(R) LOGO]

3435 Stelzer Road
Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                      AmSouth Funds
                      3435 Stelzer Road
                      Columbus, Ohio 43219
                      Telephone: 1-800-451-8382
                      Internet: http://www.amsouthfunds.com

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o    Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

    [AMSOUTH FUNDS(R) LOGO]      3435 Stelzer Road
                                 Columbus, OH 43219         www.amsouthfunds.com

[AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                         Columbus, OH 43219  www.amsouthfunds.com   ASO120103-AB

                                        AMSOUTH FUNDS
                                        AMSOUTH STRATEGIC PORTFOLIOS:
                                        AGGRESSIVE GROWTH PORTFOLIO
                                        INVESTOR GUIDE AND PROSPECTUS

                                           CLASS A SHARES
                                           CLASS B SHARES

[AMSOUTH FUNDS(R) LOGO]                                         DECEMBER 1, 2004

[AMSOUTH FUNDS(R) LOGO]

                     Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers1. We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

     o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

     o Account history, including information about the transactions and balances in a customer's account(s); and

     o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

     o    If you request or authorize the disclosure of the information.

     o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

     o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.

     (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.

                           Not part of the prospectus

                                        AMSOUTH FUNDS
                                        AMSOUTH STRATEGIC PORTFOLIOS:
                                        AGGRESSIVE GROWTH PORTFOLIO
                                        PROSPECTUS

                                           CLASS A SHARES
                                           CLASS B SHARES

As with all mutual funds, the Securities and
Exchange Commission has not approved or
disapproved these Fund shares or determined
whether this prospectus is truthful or complete.
Any representation to the contrary is a criminal
offense.                                                        DECEMBER 1, 2004

AmSouth Funds                               Table of Contents

                                     Description of the Fund -- Objectives,
                      [LOGO]         Risk/Return and Expenses
--------------------------------------------------------------------------------
Carefully review this important           2   Overview
section, which summarizes the             3   AmSouth Funds:Strategic Portfolios
Fund's investments, risks, past           4   AmSouth Strategic Portfolios:
performance, and fees.                        Aggressive Growth Portfolio

                      [LOGO]         Additional Investment Strategies and Risks
--------------------------------------------------------------------------------
Review this section for additional        8   Investment Strategies
information on investment                 7   Investment Practices
strategies and investment practices       9   Investment Risks
and their risks.

                      [LOGO]         Fund Management
--------------------------------------------------------------------------------
Review this section for details on       12   The Investment Advisor
the people and organizations who         13   Portfolio Manager
provide services to the Fund.            13   The Distributor and Administrator

                      [LOGO]         Shareholder Information
--------------------------------------------------------------------------------
Review this section for details on       14   Choosing a Share Class
how shares are valued, how to            15   Pricing of Fund Shares
purchase, sell and exchange shares,      16   Purchasing and Adding to Your
related charges and payments of               Shares
dividends and distributions.             20   Selling Your Shares
                                         22   General Policies on Selling Shares
                                         23   Distribution Arrangements/Sales
                                              Charges
                                         27   Distribution and Service (12b-1)
                                              Fees and Shareholder Servicing
                                              Fees
                                         28   Exchanging Your Shares
                                         29   Dividends, Other Distributions and
                                              Taxes

                      [LOGO]         Other Information About The Fund
--------------------------------------------------------------------------------
                                         31   Financial Highlights

[LOGO] Description of the Fund -- Objectives, Risk/Return and Expenses  Overview

The Fund The AmSouth Funds Strategic Portfolio: Aggressive Growth Portfolio (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares and Class B Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                      The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                      The value of your investment in the Fund is based on the market prices of the securities of the Underlying Funds held by the Fund. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Underlying Funds own and the markets where the securities trade.

                      Like other investments, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the Federal Deposit Insurance Corporation or any other government agency.

                      The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                      The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

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2

                                                                                    AmSouth Funds:
[LOGO] Description of the Fund -- Objectives, Risk/Return and Expenses        Strategic Portfolios

                      The Fund is one of four AmSouth Funds Strategic Portfolios ("Strategic Portfolios"). The Strategic Portfolios are "funds of funds" that invest substantially all of their assets in Class I Shares of other series of the AmSouth Funds ("Underlying Funds"), whose objectives, strategies, and risks are described in a separate prospectus. The Underlying Funds include the series that comprise the AmSouth Equity Funds, the AmSouth Bond Funds and the AmSouth Money Market Funds.

Who May Want          Consider investing in the Fund and other Strategic
to Invest             Portfolios if you are:

                          o seeking the benefits of asset allocation and risk-reducing diversification

                          o seeking investment professionals to select and maintain a portfolio of mutual funds for you

                          o seeking to spread your investment among many different mutual funds that match your goals in one simple package

                      The Fund and other Strategic Portfolios may not be appropriate if you are:

                          o pursuing a short-term goal or investing emergency reserves

                          o uncomfortable with an investment that will fluctuate in value

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                                                                               3

                                                                  AmSouth Strategic Portfolios:
Description of the Fund -- Objectives, Risk/Return and Expenses     Aggressive Growth Portfolio

                      Risk/Return Summary

Investment Objective  The Fund seeks to provide investors with capital growth.

Principal             The Fund allocates its assets among the Underlying Funds
Investment            within predetermined strategy ranges, as set forth below.
Strategies            The Advisor makes allocation decisions according to its
                      outlook for the economy, financial markets and relative market valuation of the Underlying Funds.

                      Under normal market conditions, the Fund invests its assets in the following Underlying Funds within the allocation ranges (expressed as a percentage of the Fund's total assets) indicated below:

                      Underlying Fund              Allocation Range

                      Value Fund                         0%-20%
                      Select Equity Fund                 0%-15%
                      Enhanced Market Fund               0%-25%
                      Large Cap Fund                     0%-15%
                      Capital Growth Fund                0%-20%
                      Mid Cap Fund                       0%-15%
                      Small Cap Fund                     0%-25%
                      International Equity Fund          0%-15%
                      High Quality Bond Fund             0%-30%
                      Limited Term Bond Fund             0%-10%
                      Prime Money Market Fund             0%-5%

                      The Fund's selection of the Underlying Funds in which to invest, as well as the percentage of the Fund's assets which can be invested in each Underlying Fund, are not fundamental investment policies and can be changed without the approval of shareholders. The investment styles of the Underlying Funds are described in a separate prospectus.

                      For more information about the Fund, please see the Additional Investment Strategies and Risks on page 8 or consult the SAI.

                      Your investment in the Fund may be subject to the following principal risks:

Principal             The Fund's investments are invested in the Underlying
Investment            Funds, so the Fund's investment performance is directly
Risks                 related to the performance of those Underlying Funds.
                      Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by such Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds' holdings.

                      The Fund invests in Underlying Funds that invest primarily in equity securities. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced.

                      The Fund also invests in Underlying Funds that invest primarily in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded.

                      For more information about these risks, please see the Additional Investment Strategies and Risks on page 8.

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

                                                                    AmSouth Strategic Portfolios:
Description of the Fund -- Objectives, Risk/Return and Expenses       Aggressive Growth Portfolio

The bar chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it compares the Fund's performance over time to that of the S&P 500. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                 Performance Bar Chart and Table
                 Year-By-Year Total Returns as of 12/31
                 for Class A Shares(1,2)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                         2000     1.50%
                           01    -9.46%
                           02   -22.32%
                           03    28.31

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/04 to 9/30/04 was 0.67%.

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

Best quarter:          15.61%    6/30/03
Worst quarter:        -19.18%    9/30/02

                                                    Average Annual Total Returns
                                                      (for the periods ending
                                                       December 31, 2003)(1)
                                                    ----------------------------
                                                         1     Since Inception
                                                       Year       (1/13/99)
                                                    ----------------------------
Class A Shares(2) Return Before Taxes
(with 5.50% sales charge)                             21.20%        0.24%
                                                    ----------------------------
Class A Shares Return After Taxes on Distributions    21.20%       -0.71%
                                                    ----------------------------
Class A Shares Return After Taxes on Distributions
and Sale of Fund Shares                               13.78%       -0.12%
                                                    ----------------------------
Class B Shares(2) Return Before Taxes
(with applicable Contingent Deferred Sales Charge)    22.26%        0.21%
                                                    ----------------------------
S&P 500 Index                                         28.67%       -0.67%
                                                    ----------------------------

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) The quoted returns reflect the performance from 1/13/99 to 3/12/00 of the ISG Aggressive Growth Portfolio, which was an open-end investment company and the predecessor fund to the AmSouth Strategic Portfolios: Aggressive Growth Portfolio. The predecessor fund was managed using substantially the same investment objective, policies and methodologies as the Fund. Class A Shares and Class B Shares were first offered on 1/13/99 and 1/27/99, respectively.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                   AmSouth Strategic Portfolios:
Description of the Fund -- Objectives, Risk/Return and Expenses      Aggressive Growth Portfolio

As an investor in the AmSouth Strategic Portfolios: Aggressive Growth Portfolio, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

--------------------------------------------------------------------------------
Contingent Deferred Sales Charge

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").
--------------------------------------------------------------------------------

                                Fees and Expenses

Shareholder Transaction Expenses       Class A    Class B
(expenses paid by you directly)(1)      Shares     Shares

Maximum Sales Charge
(Load) on Purchases                    5.50%(2)   None
----------------------------------------------------------
Maximum Deferred Sales
Charge (Load)                          None       5.00%(3)
----------------------------------------------------------
Redemption Fee(4)                      2.00%      2.00%

Annual Fund Operating Expenses         Class A    Class B
(fees paid from Fund assets)            Shares     Shares

Management Fee                         0.20%      0.20%
----------------------------------------------------------
Distribution and/or Service
   (12b-1) Fee                         None       0.75%
----------------------------------------------------------
Other Expenses(5)                      0.69%      0.68%
----------------------------------------------------------
   Total Fund Operating Expenses(5)    0.89%      1.63%
----------------------------------------------------------
Fee Waiver and/or Expense
   Reimbursement(6)                   -0.10%     -0.10%
----------------------------------------------------------
   Net Expenses(6)                     0.79%      1.53%
----------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, the CDSC on such Class B Shares held continuously declines over six years, starting with year one and ending in year seven from: 4%, 3%, 3%, 2%, 2%, 1%. For all other Class B Shares held continuously, the CDSC declines over six years, starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.

(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.36% for Class A Shares and 0.35% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 0.56%; and Class B Shares, 1.30%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(6) The above amounts reflect a reduction in shareholder servicing fees required by National Association of Securities Dealers ("NASD") rules, which limit total shareholder servicing fees paid by the Fund to 0.25%. Class A Shares and Class B Shares each pay a shareholder servicing fee in the amount of 0.25%. As reduced, the shareholder servicing fees are 0.15% for Class A Shares and 0.15% for Class B Shares. The Class I Shares of the Underlying Funds in which the Fund invests pay a shareholder servicing fee in the amount of 0.15%, of which 0.05% is waived by the Distributor. Hence, the aggregate shareholder servicing fee paid directly and indirectly by each of the Class A Shares and the Class B Shares is 0.25%.

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6

                                                                   AmSouth Strategic Portfolios:
Description of the Fund -- Objectives, Risk/Return and Expenses      Aggressive Growth Portfolio

In addition to the expenses shown above, if you buy and hold shares of the AmSouth Strategic Portfolios: Aggressive Growth Portfolio you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is as follows:

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o    $10,000 investment

     o    5% annual return

     o    no changes in the Fund's operating expenses

     o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

            AmSouth Strategic Portfolios: Aggressive Growth Portfolio

                         Class A Shares*   2.24%
                         -----------------------
                         Class B Shares*   2.98%

* Certain expenses for each of the Underlying Funds are limited by the Advisor. Taking into account the fee waivers and expense reimbursements for the Underlying Funds and the AmSouth Strategic Portfolios: Aggressive Growth Portfolio, total expenses for each class are: Class A Shares, 1.65% and Class B Shares, 2.39%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time.

                                 Expense Example

                           1        3         5        10
                          Year    Years     Years     Years

Class A Shares           $ 765   $ 1,212   $ 1,684   $ 2,983
------------------------------------------------------------
Class B Shares
Assuming redemption      $ 801   $ 1,221   $ 1,767   $ 3,126
Assuming no redemption   $ 301   $   921   $ 1,567   $ 3,126

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                                                                               7

[LOGO] Additional Investment Strategies and Risks

The Advisor will make allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Fund. The Fund has a "benchmark percentage" representing the asset class mix of the Underlying Funds the Advisor expects to maintain when its assessment of economic conditions and other factors indicate that the financial markets are fairly valued relative to each other. The Advisor anticipates that the Fund's asset class benchmark percentage will be as follows:

                              Benchmark Percentages

                                                      Aggressive
                  Underlying Fund                       Growth
                   Asset Class                        Portfolio
                  ----------------------------------------------
                  Equity Funds                           95%
                  Bond Funds                              4%
                  Money Market Funds                      1%

These benchmark percentages are not fundamental investment polices and can be changed without the approval of shareholders.

Under normal market conditions, the Advisor expects to adhere to the benchmark percentages set forth above and the strategy ranges set forth herein; however, the Advisor reserves the right to vary such percentages and ranges as the risk/return characteristics of the financial markets or Underlying Fund asset classes, as assessed by the Advisor, vary over time.

The Fund may invest, in anticipation of otherwise investing cash positions, directly in U.S. Government securities and short-term paper, such as bankers' acceptances. Under normal market conditions, the Fund does not expect to have a substantial portion of its assets invested in such securities. However, when the Advisor determines that adverse market conditions exist, the Fund may adopt a temporary defensive posture and invest entirely in such securities. Although the Fund would do this to avoid losses, it could reduce the benefit of any upswing in the market. During such periods, the Fund may not achieve its investment objective. Because the Fund invests in the Underlying Funds, there will be duplication of advisory fees and certain other expenses.

To manage its daily cash positions, each Fund also may invest in securities issued by investment companies that invest in short-term debt securities and seek to maintain a net asset value of $1.00, including AmSouth Money Market Funds (pursuant to an SEC exemptive order).

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8

Additional Investment Strategies and Risks

Investment Risks

Below is a more complete discussion of the types of risks inherent in the investment techniques and risks discussed in "Risk/ Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Underlying Funds may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by GNMA, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA, FHLMC, the Student Loan Marketing Association and the Federal Home Loan Banks, by the credit of the issuing agency, such as securities issued by the Federal Farm Credit Banks and Tennessee Valley Authority or by the U.S. government in some other way.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Company Risk. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

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                                                                               9

Additional Investment Strategies and Risks

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Non-Diversification Risk. A fund which is non-diversified may invest a greater percentage of its assets in a particular issuer compared with other funds and, accordingly, the fund's portfolio may be more sensitive to changes in the market value of a single issuer.

Prepayment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay -- higher yielding bonds before their stated maturity. Changes in prepayment rates can result in greater price and yield volatility. Prepayments and calls generally accelerate when interest rates decline. When mortgage and other obligations are prepaid or called, the Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, the Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Small Company Risk. Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If the Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code of 1986 as amended (the "Code"), which would cause adverse tax consequences.

Additional Specific Risks

In addition to the risks discussed above, the Fund's investments may also be subject to the following risks based on the Fund's use of certain investments and investment techniques as indicated for each risk. More information regarding the different investments and investment techniques is available in the Fund's SAI.

Leverage Risk. (call options, futures and related options, put options, repurchase agreements, reverse repurchase agreements, securities lending)

The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

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10

Additional Investment Strategies and Risks

Management Risk. The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

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                                                                              11

[LOGO] Fund Management

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor for the Fund. As of July 31, 2004, AAMI had over $9.7 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of September 30, 2004, AmSouth Bank had $15.3 billion in assets under discretionary management and provided custody services for an additional $11.2 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of September 30, 2004 of $49.8 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program. Investment sub-advisory services are provided to certain of the Underlying Funds, subject to AAMI's supervision and oversight, pursuant to an investment sub-advisory agreement between AAMI and an investment sub-advisor. AAMI recommends the hiring, termination and replacement of investment sub-advisers to the Board. Upon the receipt of an order from the Securities and Exchange Commission, or a rule change, AAMI may be permitted to enter into new or modified investment sub-advisory agreements with existing or new investment sub- advisors, subject to approval only by the Board.

For these advisory services, the Fund paid the Advisor a fee of 0.10% of the average daily net assets of the Fund during the fiscal year ended July 31, 2004.

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12

Fund Management

Portfolio Manager

Investment decisions for the Fund are made by a team of the Advisor's portfolio managers, and no person is primarily responsible for making recommendations to the team.

The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares (the "Distributor"). BISYS and the Advisor may, from time to time, directly or through an affiliate, use their fee revenue, past profits, or other revenue sources, without limitation, to pay promotional, administrative, shareholder support, and other expenses to third parties, including broker-dealers, in connection with the offer, sale and administration of shares of the Funds.

For more detailed information about the Advisor and other service providers, please see the SAI.

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                                                                              13

[LOGO] Shareholder Information

Choosing a Share Class

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

o    Front-end sales charges, as described below.

o    Shareholder servicing fees of 0.25% of average daily net assets.

Class B Shares

o    No front-end sales charge; all your money goes to work for you right away.

o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. The Fund bears a distribution fee (also called a 12b-1 fee) of 0.75%.

o    A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o Maximum investment for all Class B purchases: by a shareholder for a Fund's shares: $99,999.

o Because 12b-1 fees are paid on an ongoing basis for eight years, Class B shareholders could end up paying more expenses over the long term than if they had purchased Class A Shares and paid a front-end sales charge.

For actual past expenses of each share class, see the specific information provided in this Prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

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14

Shareholder Information

Pricing of Fund Shares

--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                      NAV =
                           Total Assets -- Liabilities
                           ---------------------------
                                Number of Shares
                                   Outstanding

Generally, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------

Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time on days the NYSE is open. In addition, the Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

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                                                                              15

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

Additionally, banks, brokers and other financial institutions and representatives may use shares of the AmSouth Money Market Funds in "sweep" programs whereby the accounts of a participating customer of the financial institution or representative are automatically "swept" into shares of one of the Money Market Funds. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:

o    Name;

o    Date of birth (for individuals);

o Residential or business street address (although post office boxes are still permitted for mailing); and

o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Securities Valuation

The Fund values equity securities daily at their latest available sales price, or absent such a price, by reference to the latest available bid and asked prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued at the Nasdaq Official Closing Price provided by the Nasdaq each business day. For fixed income securities, the Fund use valuations furnished by pricing services approved by the Board and that use both dealer-supplied valuations and electronic and matrix techniques. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in investment companies are valued at their net asset values as reported by such companies. The prospectuses for the registered investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

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16

Shareholder Information

Securities and other assets for which market quotations are not readily available are valued at their fair value as determined pursuant to procedures established by the Board ("fair value pricing"). In addition, fair value pricing may be used to determine the value of a portfolio security if there has been a "significant event," which, under the Fund's procedures is an event that has materially affected the value of the security. When determining whether a significant event has occurred there must be a reasonably high degree of certainty that an event actually has caused the closing market price of the securities to no longer reflect their value at the time set for the Fund's NAV calculation.

Fair value pricing generally will be used if the exchange on which a portfolio security is principally traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's NAV calculation. Fair value pricing also may be used when: (1) governmental actions affect securities in one sector, country or region in a particular way, (2) natural disasters or armed conflicts affect a country or region, or (3) there are significant domestic or foreign market fluctuations.

The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board's designee instead of being determined by market prices. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Board has approved the use of FT Interactive Data Corporation to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events.

                                                 Minimum
                             Minimum Initial   Subsequent
Account type                   Investment      Investment

Class A or Class B
---------------------------------------------------------
Regular*                         $ 1,000          $   0
---------------------------------------------------------
Automatic Investment Plan        $   250          $ 100
---------------------------------------------------------

* Employees of AmSouth Bank, BISYS Fund Services and their affiliates are subject to a $100.00 minimum initial investment in AmSouth Funds.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of fund prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the Fund's prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

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                                                                              17

Shareholder Information

Instructions For Opening Or Adding To An Account - Class A Shares And Class B Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. To purchase directly with the Fund, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.   Make check payable to "AmSouth Funds."

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

Subsequent Investment:

1.   Use the investment slip attached to your account statement.
     Or, if unavailable,

2.   Include the following information on a piece of paper:

     o    AmSouth Funds/Fund name

     o    Share class

     o    Amount invested

     o    Account name

     o    Account number.

     Include your account number on your check.

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

By Overnight Service

See instructions 1-2 above for initial or subsequent investments.

3.   Send to: AmSouth Funds
     c/o BISYS Fund Services
     Attn: T.A. Operations
     3435 Stelzer Road, Columbus, OH 43219.

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.

                                   Questions?
                           Call 1-800-451-8382 or your
                           investment representative.

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18

Shareholder Information

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:
Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:
Your name
Your confirmation number

After instructing your bank to wire the payment, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.
--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------
Automatic Investment Plan

You can make automatic investments in the Fund from your bank account. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

     o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

     o    Your bank name, address and account number

     o    The amount you wish to invest automatically (minimum $100)

     o How often you want to invest (every month, 4 times a year, twice a year or once a year)

     o    Attach a voided personal check.

To invest regularly from your paycheck or government check:
Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

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                                                                              19

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------
Withdrawing Money From Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
--------------------------------------------------------------------------------

Contingent Deferred Sales Charge

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

     1. Call 1-800-451-8382 with instructions as to how you wish to receive your proceeds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)

By mail

     1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:

          o    your Fund and account number

          o    amount you wish to redeem

          o    address where your check should be sent

          o    account owner signature.

     2.   Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares -- Redemptions in Writing Required" below).

     1.   See instruction 1 above.

     2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

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20

Shareholder Information

Selling Your Shares
continued

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

You must indicate this option on your application. Your bank must participate in the ACH and must be a U.S. bank.

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o    Include a voided personal check.

o    Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

A 2% redemption fee may be charged on shares withdrawn from your account within 30 days of the date of purchase.

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                                                                              21

Shareholder Information

General Policies On Selling Shares

Redemption Fee

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

The fee will be charged on all covered redemptions and exchanges, including those made through retirement plan, brokerage and other types of omnibus accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee). The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

     o    redemptions of shares held in certain omnibus accounts;

     o    retirement plans that cannot implement the redemption fee;

     o certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of a shareholder (or if a trust, its beneficiary);

     o redemptions from accounts that meet certain criteria established by management and approved by the Board.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

     o    The check is not being mailed to the address on your account; or

     o    The check is not being made payable to the owner of the account.

     o You are requesting a redemption with electronic or wire transfer payment and have not previously established this option on your account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

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22

Shareholder Information

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you may pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

Undeliverable or Uncashed Checks

If redemption or distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, the check may be canceled and the money reinvested into your account at the then current NAV. If the uncashed or undeliverable check is for a cash distribution, your account may be changed automatically so that all future distributions are reinvested in your account.

Distribution Arrangements/Sales Charges

Calculation of Sales Charges
Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                               Sales Charge     Sales Charge
         Your                    as a % of       as a % of
       Investment             Offering Price   Your Investment

Up to $49,999                      5.50%            5.82%
--------------------------------------------------------------
$50,000 up to $99,999              4.50%            4.71%
--------------------------------------------------------------
$100,000 up to $249,999            3.50%            3.63%
--------------------------------------------------------------
$250,000 up to $499,999            2.50%            2.56%
--------------------------------------------------------------
$500,000 up to $999,999            1.50%            1.52%
--------------------------------------------------------------
$1,000,000 and above(1)            0.00%            0.00%
--------------------------------------------------------------

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge ("CDSC") of up to 1.00% of the purchase price may be charged to the shareholder if shares are redeemed in the first year after purchase, with the exception of distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan. This CDSC will be based on the lower of your cost for the shares or their NAV at the time of redemption and will not be charged on shares exchanged for shares of the same class of another AmSouth Fund. There will be no CDSC on reinvested distributions. The Distributor may provide additional compensation for retail accounts in an amount up to 1.00% of the offering price of Class A Shares of the Fund for retail account sales of $1 million to $3 million. For retail account sales over $3 million, the amount of additional compensation may be negotiated.

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                                                                              23

Shareholder Information

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to all shareholders with investments in AmSouth Funds of $50,000 or more with respect to the Equity Funds and Hybrid Funds and $100,000 or more with respect to the Bond Funds. In addition, you may qualify for reduced sales charges under the following circumstances.

o Letter Of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

o Rights Of Accumulation. When the value of Class A Shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. To determine whether the sale charge reduction applies, the value of the shares you already own will be calculated by using the greater of the current value or the original investment amount. To be eligible for the right of accumulation, shares of the Fund must be held in the following types of accounts:

     o    Individual or Joint Accounts

     o    Certain Retirement Accounts (IRA's, etc.)

     o Other accounts owned by the same shareholder (determined by TAX ID) or other shareholders eligible under the Combination Privilege defined below.

Combination Privilege. You can also combine eligible accounts of multiple AmSouth Funds or accounts of immediate family household members (spouse and children under the age of 21) to achieve reduced sales charges.

In order to obtain a sales charge reduction you may need to provide the Distributor or your investment representative, at the time of purchase, with information regarding shares held in other accounts which may be eligible for aggregation. When informing the Distributor or investment representative it may be necessary to provide information or records regarding shares of the Fund held in (i) all accounts with the Funds or your investment representative; (ii) accounts with other investment representatives; and (iii) accounts in the name of immediate family household members (spouse and children under 21).

Information regarding the Fund's sales charge reduction program can also be obtained free of charge on the Fund's web-site: www.amsouthfunds.com.

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24

Shareholder Information

Class B Shares

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge ("CDSC") at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

    Years          CDSC as a % of
    Since          Dollar Amount
   Purchase      Subject to Charge*
     0-1               5.00%
     1-2               4.00%
     2-3               3.00%
     3-4               3.00%
     4-5               2.00%
     5-6               1.00%
 more than 6           None

Conversion Feature -- Class B Shares

     o Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.*

     o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.

     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

     o If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another AmSouth Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.

     o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the Fund after seven years from the end of the month of purchase.

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                                                                              25

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Sales Charge Waivers
Class A Shares

The following qualify for waivers of sales charges:

     o Shares purchased from investment representatives through fee-based investment products or accounts.

     o Shares purchased upon the reinvestment of dividend and capital gain distributions.

     o Shares purchased by officers, directors, trustees, employees, retired employees, and Immediate Family* of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the AmSouth Funds and their affiliates.

     o Shares purchased by employees and their immediate family members of dealers who have an agreement with the Distributor.

     o Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs)..

     o    Shares purchased under the Reinstatement Privilege defined below.

* Immediate Family is defined as your spouse and children under the age of 21 living at your same address.

You must, at the time of purchase, give the Transfer Agent, Distributor or investment representative sufficient information to permit confirmation of your qualification for a sales charge waiver. In certain circumstances, the Transfer Agent, Distributor or investment representative may not be able to confirm that your investment qualifies for a specific waiver and the Class A sales charge will be deducted from your investment.

The Distributor may also waive the sales charge at any time in its own discretion.

--------------------------------------------------------------------------------
Reinstatement Privilege

If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.
--------------------------------------------------------------------------------

->

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class B Shares

The CDSC will be waived under certain circumstances, including the following:

     o Redemptions from accounts following the death or disability of a shareholder.

     o    Returns of excess contributions to retirement plans.

     o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.

     o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.

     o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 701/2.

Distribution and Service (12b-1) Fees and Shareholder Servicing Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

     o The 12b-1 and shareholder servicing fees vary by share class as follows:

          o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.

          o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.

          o The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

Short-Term Trading

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 30 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sales of the Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

->

Shareholder Information

Exchanging Your Shares

You can exchange your shares in the Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

     o    Your name and telephone number;

     o    The exact name on your account and account number;

     o    Taxpayer identification number (usually your Social Security number);

     o    Dollar value or number of shares to be exchanged;

     o    The name of the Fund from which the exchange is to be made;

     o    The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.

Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

     o    Complete the appropriate section of the Account Application.

     o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

Notes On Exchanges

     o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

     o The registration and tax identification numbers of the two accounts must be identical.

     o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

     o Be sure to read carefully the prospectus of any Fund into which you wish to exchange shares.

     o To prevent disruption in the management of the Fund, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the Fund during a calendar year.

->

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

You will normally have to pay federal income tax, and any state or local income taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated as capital gain dividends are taxable as long-term capital gains. For taxable years beginning on or before December 31, 2008, distributions of ordinary dividends to the Fund's non-corporate shareholders may be treated as "qualified dividend income", which is taxed at reduced rates, if such distributions are derived from, and designated by the Fund as, "qualified dividend income" and provided that holding period and other requirements are met at both the shareholder and fund level. "Qualified dividend income" generally is income derived from dividends of U.S. corporations, "qualified foreign corporations", and certain other foreign corporations. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December. Also, distributions are taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid for your Fund Shares.)

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes the Fund pays. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate its recognition of ordinary income and may affect the timing or amount of its distributions.

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's shares. Any gain resulting from the redemption or exchange of your Fund shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange before December 31, 2008, of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's Advisor and Sub-advisor does not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

->

Shareholder Information

Back-Up Withholding

The Fund is required in certain circumstances to apply backup withholding on distributions and redemption proceeds otherwise payable to any noncorporate shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or, in the case of distributions, who is otherwise subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010.

For more information about taxes, please consult the SAI.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

->

[LOGO] Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2004, both of which are available free of charge upon request (see back cover).

->

Other Information About the Fund                            Financial Highlights

AGGRESSIVE GROWTH PORTFOLIO -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                             Investment Activities
                                                    ----------------------------------------
                                                                  Net Realized
                                                                 and Unrealized
                                        Net Asset       Net      Gains (Losses)      Total
                                          Value,    Investment        from           from
                                        Beginning     Income       Investments    Investment
                                        of Period     (Loss)      in Affiliates   Activities
                                        ---------   ----------   --------------   ----------
AGGRESSIVE GROWTH PORTFOLIO
   Year Ended July 31, 2004              $  7.73         --           0.93           0.93
   Year Ended July 31, 2003              $  7.04         --           0.69           0.69
   Year Ended July 31, 2002              $  9.91      (0.02)         (2.21)         (2.23)
   Year Ended July 31, 2001+             $ 11.53       0.08          (0.39)         (0.31)
   Period Ended July 31, 2000 (a)        $ 11.54       0.02          (0.01)          0.01
   Period Ended December 31, 1999 (b)    $ 10.00       0.09           1.60           1.69

                                                    Less Dividends from
                                        ------------------------------------------
                                                          Net
                                                       Realized     Less Dividends                            Net Asset
                                            Net       Gains from       From Tax                                 Value,
                                        Investment    Investment      Return of        Total     Redemption      End
                                          Income     Transactions      Capital       Dividends      Fees      of Period
                                        ----------   ------------   --------------   ---------   ----------   ---------
AGGRESSIVE GROWTH PORTFOLIO
   Year Ended July 31, 2004                  --            --          (0.01)          (0.01)        --#      $  8.65
   Year Ended July 31, 2003                  --            --             --              --         --       $  7.73
   Year Ended July 31, 2002                  --         (0.64)            --           (0.64)        --       $  7.04
   Year Ended July 31, 2001+              (0.15)        (1.16)            --           (1.31)        --       $  9.91
   Period Ended July 31, 2000 (a)         (0.02)           --             --           (0.02)        --       $ 11.53
   Period Ended December 31, 1999 (b)     (0.11)        (0.04)            --           (0.15)        --       $ 11.54

                                                       Ratios (to average net assets)/Supplemental Data
                                        ---------------------------------------------------------------------------
                                           Total                                                             Net
                                          Return                                 Expenses                  Assets,
                                        (Excluding      Net                      (before       Portfolio   End of
                                           Sales     Investment     Net        Reductions/      Turnover   Period
                                          Charge)      Income     Expenses   Reimbursements)     Rate*     (000's)
                                        ----------   ----------   --------   ---------------   ---------   --------
AGGRESSIVE GROWTH PORTFOLIO
   Year Ended July 31, 2004               12.01%       0.02%       0.57%           0.96%          31%      $ 18,440
   Year Ended July 31, 2003                9.81%      (0.02)%      0.66%           1.09%         100%      $ 11,310
   Year Ended July 31, 2002              (23.76)%     (0.31)%      0.71%           1.12%          50%      $  7,565
   Year Ended July 31, 2001+              (3.42)%      0.78%       0.79%           1.20%          36%      $  1,393
   Period Ended July 31, 2000 (a)          0.06%@      0.26%@@     0.86%@@         1.24%@@        22%      $    476
   Period Ended December 31, 1999 (b)     16.92%@      1.65%@@     0.96%@@         6.10%@@        95%      $    450

  + Net investment income (loss) is based on average shares outstanding during the period.

  #  Less than one cent per share.

  * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

  @  Not annualized.

 @@  Annualized.

(a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.

(b) For the period from January 13, 1999 (commencement of operations) through December 31, 1999.

Other Information About the Fund                            Financial Highlights

AGGRESSIVE GROWTH PORTFOLIO -- B SHARES Selected data for a share outstanding throughout the period indicated.

                                                             Investment Activities
                                                    -----------------------------------------
                                                                   Net Realized
                                                                  and Unrealized
                                        Net Asset       Net       Gains (Losses)      Total
                                          Value,    Investment         from           from
                                        Beginning     Income       Investments     Investment
                                        of Period     (Loss)      in Affiliates    Activities
                                        ---------   -----------   --------------   ----------
AGGRESSIVE GROWTH PORTFOLIO
   Year Ended July 31, 2004              $  7.49       (0.03)           0.87          0.84
   Year Ended July 31, 2003              $  6.87       (0.03)           0.65          0.62
   Year Ended July 31, 2002              $  9.77       (0.07)          (2.19)        (2.26)
   Year Ended July 31, 2001+             $ 11.42        0.06           (0.44)        (0.38)
   Period Ended July 31, 2000 (a)        $ 11.47       (0.03)          (0.02)        (0.05)
   Period Ended December 31, 1999 (b)    $ 10.03        0.07            1.50          1.57

                                                   Less Dividends from
                                        ------------------------------------------
                                                         Net
                                                       Realized     Less Dividends                            Net Asset
                                            Net       Gains from       From Tax                                 Value,
                                        Investment    Investment       Return of       Total     Redemption      End
                                          Income     Transactions       Capital      Dividends      Fees      of Period
                                        ----------   ------------   --------------   ---------   ----------   ---------
AGGRESSIVE GROWTH PORTFOLIO
   Year Ended July 31, 2004                  --            --           (0.01)         (0.01)        --#       $  8.32
   Year Ended July 31, 2003                  --            --              --             --         --        $  7.49
   Year Ended July 31, 2002                  --         (0.64)             --          (0.64)        --        $  6.87
   Year Ended July 31, 2001+              (0.11)        (1.16)             --          (1.27)        --        $  9.77
   Period Ended July 31, 2000 (a)            --            --              --             --         --        $ 11.42
   Period Ended December 31, 1999 (b)     (0.09)        (0.04)             --          (0.13)        --        $ 11.47

                                                     Ratios (to average net assets)/Supplemental Data
                                        ---------------------------------------------------------------------------
                                           Total                                                             Net
                                          Return                                Expenses                   Assets,
                                        (Excluding       Net                    (before        Portfolio   End of
                                           Sales     Investment     Net        Reductions/      Turnover   Period
                                          Charge)      Income     Expenses   Reimbursements)     Rate*     (000's)
                                        ----------   ----------   --------   ---------------   ---------   --------
AGGRESSIVE GROWTH PORTFOLIO
   Year Ended July 31, 2004               11.16%      (0.79)%      1.31%          1.70%           31%      $ 10,062
   Year Ended July 31, 2003                9.02%      (0.78)%      1.40%          1.83%          100%      $  2,014
   Year Ended July 31, 2002              (24.43)%     (1.04)%      1.46%          1.87%           50%      $    761
   Year Ended July 31, 2001+              (4.06)%      0.58%       1.52%          1.93%           36%      $    386
   Period Ended July 31, 2000 (a)         (0.43)%@    (0.44)%@@    1.56%@@        1.94%@@         22%      $    390
   Period Ended December 31, 1999 (b)     15.70%@      0.92%@@     1.52%@@        7.86%@@         95%      $    456

  + Net investment income (loss) is based on average shares outstanding during the period.

  #  Less than one cent per share.

  * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

  @  Not annualized.

 @@  Annualized.

(a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.

(b) For the period from May 4, 1999 (commencement of operations) through December 31, 1999.

[AMSOUTH FUNDS(R) LOGO]

3435 Stelzer Road
Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                      AmSouth Funds
                      3435 Stelzer Road
                      Columbus, Ohio 43219
                      Telephone: 1-800-451-8382
                      Internet: http://www.amsouthfunds.com

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o    Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

[AMSOUTH FUNDS(R) LOGO] 3435 Stelzer Road
                        Columbus, OH 43219   www.amsouthfunds.com

[AMSOUTH FUNDS(R) LOGO] 3435 Stelzer Road
                        Columbus, OH 43219   www.amsouthfunds.com   ASO120103-AB

                                        AMSOUTH FUNDS
                                        AMSOUTH BALANCED FUND
                                        INVESTOR GUIDE AND PROSPECTUS

                                           CLASS A SHARES
                                           CLASS B SHARES

[AMSOUTH FUNDS(R) LOGO]                                         DECEMBER 1, 2004

[AMSOUTH FUNDS(R) LOGO]

                     Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

     o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

     o Account history, including information about the transactions and balances in a customer's account(s); and

     o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

     o    If you request or authorize the disclosure of the information.

     o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

     o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.

     (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.

                           Not part of the prospectus

                                        AMSOUTH FUNDS
                                        AMSOUTH BALANCED FUND
                                        PROSPECTUS

                                           CLASS A SHARES
                                           CLASS B SHARES

As with all mutual funds, the Securities
and Exchange Commission has not approved
or disapproved these Fund shares or
determined whether this prospectus is
truthful or complete. Any representation                        DECEMBER 1, 2004
to the contrary is a criminal offense.

AmSouth Funds                            Table of Contents

                                     Description of the Fund -- Objectives,
                      [LOGO]         Risk/Return and Expenses
--------------------------------------------------------------------------------
Carefully review this important           2  Overview
section, which summarizes the             3  AmSouth Hybrid Fund
Fund's investments, risks, past           4  AmSouth Balanced Fund
performance, and fees.

                      [LOGO]         Additional Investment Strategies and Risks
--------------------------------------------------------------------------------
Review this section for additional        8  Investment Strategies
information on investment                 8  Investment Risks
strategies and investment practices       9  Additional Specific Risks
and their risks.

                      [LOGO]         Fund Management
--------------------------------------------------------------------------------
Review this section for details on       10  The Investment Advisor
the people and organizations who         11  Portfolio Managers
provide services to the Fund.            11  The Distributor and Administrator

                      [LOGO]         Shareholder Information
--------------------------------------------------------------------------------
Review this section for details on       12  Choosing a Share Class
how shares are valued, how to            13  Pricing of Fund Shares
purchase, sell and exchange shares,      14  Purchasing and Adding to Your
related charges and payments of                 Shares
dividends and distributions.             18  Selling Your Shares
                                         20  General Policies on Selling Shares
                                         21  Distribution Arrangements/Sales
                                                Charges
                                         24  Distribution and Service (12b-1)
                                                Fees and Shareholder Servicing
                                                Fees
                                         25  Exchanging Your Shares
                                         26  Dividends, Other Distributions and
                                                Taxes

                      [LOGO]         Other Information About The Fund
--------------------------------------------------------------------------------
                                         28  Financial Highlights

[LOGO] Description of the Fund -- Objectives, Risk/Return and Expenses       Overview

The Fund The AmSouth Balanced Fund (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares and Class B Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                      The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                      The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets where these securities trade.

                      Like other investments, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the Federal Deposit Insurance Corporation or any other government agency.

                      The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                      The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

->

                                                                                  AmSouth
[LOGO] Description of the Fund -- Objectives, Risk/Return and Expenses        Hybrid Fund

                      The Fund is one of five AmSouth Hybrid Funds. The AmSouth Hybrid Funds invest in a mixture of different types of securities such as stocks, bonds and money market instruments. The Fund invests directly in securities.

Who May Want to       Consider investing in the Fund and other AmSouth Hybrid
Invest                Funds if you are:

                          o seeking the benefits of asset allocation and risk-reducing diversification

                          o seeking investment professionals to select and maintain a portfolio of mutual funds for you

                      The Fund and other AmSouth Hybrid Funds may not be appropriate if you are:

                          o pursuing a short-term goal or investing emergency reserves

                          o uncomfortable with an investment that will fluctuate in value

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                                                                               3

Description of the Fund -- Objectives, Risk/Return and Expenses     AmSouth Balanced Fund

                      Risk/Return Summary

Investment Objective  The Fund seeks to obtain long-term capital growth and produce a reasonable amount of current income through a moderately aggressive investment strategy.

Principal             The Fund invests in a broadly diversified portfolio of
Investment            equity and debt securities consisting primarily of common
Strategies            stocks and bonds.

                      The Fund normally invests between 45-75% of its assets in equity securities and at least 25% of its assets in fixed income securities. The portion of the Fund's assets invested in equity and debt securities will vary depending upon economic conditions, the general level of stock prices, interest rates and other factors, including the risks associated with each investment. The Fund's equity investments consist primarily of common stocks of companies that the Advisor believes are undervalued and have a favorable outlook or are reasonably priced with the potential to produce above-average earnings growth. The Fund's fixed-income investments consist primarily of "high-grade" bonds, notes and debentures. The Fund invests in securities issued by: (i) the Government National Mortgage Association ("GNMA"), which are supported by the full faith and credit of the U.S. government; and (ii) the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") which are supported by the right of the issuer to borrow from the U.S. Treasury. The Fund also invests in U.S. Treasury obligations.

                      In managing the equity portion of the Fund, the Advisor combines fundamental and quantitative analysis with risk management to identify value opportunities, construct the portfolio and make sell decisions. The Advisor selects investments believed to have basic investment value that will eventually be recognized by other investors. In addition, the Advisor may identify companies with a history of above-average growth or companies that are expected to enter periods of above-average growth or are positioned in emerging growth industries.

                      The Advisor's fixed income portfolio management process focuses on the four key areas of duration management, sector weights, position on the yield curve and security selection; the Advisor's goal is to add value in each of these four areas through the active management of the Fund's portfolio. Beginning with rigorous fundamental analysis of the economy and taking into account characteristics of the current business and interest rate cycles, the Advisor arrives at a projection of the likely trend in interest rates and adjusts duration accordingly. Analysis of the shape of the yield curve and yield spreads among bond market sectors leads to further refinements in strategy.

                      The Fund may also invest in certain other equity and debt securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see "Additional Investment Strategies and Risks" or consult the SAI.

Principal             Your investment in the Fund may be subject to the
Investment Risks      following principal risks:

                      Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                      Investment Style Risk: The possibility that the market segment on which the equity portion of this Fund focuses -- value and growth stocks -- will underperform other kinds of investments or market averages.

                      Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Generally, an increase in the average maturity of the fixed-income portion of the Fund will make it more sensitive to interest rate risk.

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4

Description of the Fund -- Objectives, Risk/Return and Expenses     AmSouth Balanced Fund

                      Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security's rating, the greater its credit risk.

                      Certain securities issued by agencies and instrumentalities of the U.S. government in which the Fund may invest are backed by the full faith and credit of the U.S. government, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, by the credit of the issuing agency, instrumentality or corporation, or by the U.S. in some other way.

                      The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on distributions of net gains realized on those trades).

                      If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                      For more information about these risks, please see the Additional Investment Strategies and Risks on page 8.

->

Description of the Fund -- Objectives, Risk/Return and Expenses     AmSouth Balanced Fund

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500 and the Lehman Government/Credit Bond Index, an unmanaged index representative of U.S. government, U.S. Treasury and agency securities, and corporate bonds. All dividends are reinvested. Neither Index is available for investment and the performance of each Index does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                 Performance Bar Chart and Table
                 Year-By-Year Total Returns as of 12/31
                 for Class A Shares(1)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                            1994   -0.39%
                              95   23.51%
                              96    9.72%
                              97   20.84%
                              98   13.12%
                              99    1.33%
                              00   10.18%
                              01    4.61%
                              02   -6.86%
                            2003   15.69%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/04 to 9/30/04 was 1.96%.

The returns for Class B Shares will differ from the Class A Share returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

Best quarter:          10.62%     6/30/03
Worst quarter:         -6.78%     9/30/02

->

Average Annual Total Returns
(for the periods ending
December 31, 2003)1

->

                                                          1       5       10
                                                         Year   Years   Years

Class A Shares(2) Return Before Taxes
(with 5.50% sales charge)                                9.28%   3.53%   8.17%
                                                     --------------------------
Class A Shares Return After Taxes on Distributions       8.75%   1.37%   5.74%
                                                     --------------------------
Class A Shares Return After Taxes on
Distributions and Sale of Fund Shares                    6.21%   1.97%   5.81%
                                                     --------------------------
Class B Shares(2) Return Before Taxes
(with applicable Contingent Deferred Sales Charge)       9.80%   3.65%   7.88%
                                                     --------------------------
S&P 500 Index                                           28.67%  -0.57%  11.06%
                                                     --------------------------
Lehman
Government/Credit Bond Index                             4.67%   6.66%   6.98%
                                                     --------------------------

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) Class A Shares were first offered on 12/19/91. Performance for the Class B Shares, which were first offered on 9/2/97, is based on the historical performance of the Fund's Class A Shares performance (without sales charge) prior to that date. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B Shares distribution (12b-1) fees and the contingent deferred sales charge.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Description of the Fund -- Objectives, Risk/Return and Expenses     AmSouth Balanced Fund

As an investor in the Balanced Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

--------------------------------------------------------------------------------
Contingent Deferred Sales Charge

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").
--------------------------------------------------------------------------------

                                Fees and Expenses

Shareholder Transaction Expenses      Class A    Class B
(expenses paid by you directly)(1)     Shares     Shares

Maximum Sales Charge
   (Load) on Purchases                 5.50%(2)   None
-------------------------------------------------------
Maximum Deferred Sales
   Charge (Load)                       None       5.00%(3)
-------------------------------------------------------
Redemption Fee(4)                      2.00%      2.00%

Annual Fund Operating Expenses        Class A    Class B
(fees paid from fund assets)          Shares     Shares

Management Fee                         0.80%      0.80%
-------------------------------------------------------
Distribution and/or Service
   (12b-1) Fee                         None       0.75%
-------------------------------------------------------
Other Expenses5                        0.54%      0.54%
-------------------------------------------------------
   Total Fund Operating Expenses(5)    1.34%      2.09%
-------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) A CDSC on Class B Shares held continuously declines over six years starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%. Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.

(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.52% for Class A Shares and 0.52% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 1.32%; and Class B Shares, 2.07%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o    $10,000 investment

     o    5% annual return

     o    no changes in the Fund's operating expenses

     o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

                                 Expense Example

                            1      3        5         10
                          Year   Years    Years     Years

Class A Shares           $ 679   $ 951   $ 1,244   $ 2,074
----------------------------------------------------------
Class B Shares
Assuming redemption      $ 712   $ 955   $ 1,324   $ 2,229
Assuming no redemption   $ 212   $ 655   $ 1,124   $ 2,229
----------------------------------------------------------

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                                                                               7

[LOGO]  Additional Investment Strategies and Risks

The Fund will normally invest between 45-75% of its assets in equity securities consisting of common stocks but may also invest in other equity-type securities such as warrants, preferred stocks and convertible debt instruments.

As a fundamental policy, the Fund will invest at least 25% of its total assets in fixed income securities. Fixed income securities include debt securities, preferred stock and that portion of the value of securities convertible into common stock, including convertible preferred stock and convertible debt, which is attributable to the fixed income characteristics of those securities. The Fund's debt securities will consist of high-grade securities, which are those securities rated in one of the four highest rating categories by a nationally recognized statistical rating organization at the time of purchase, or, if not rated, found by the Advisor under guidelines established by the Trust's Board of Trustees ("Board") to be of comparable quality. If the rating of any debt securities held by the Fund falls below the third highest rating, the Fund will not have to dispose of those obligations and may continue to hold them if the portfolio manager considers it to be appropriate.

To manage its daily cash positions, each Fund also may invest in securities issued by investment companies that invest in short-term debt securities and seek to maintain a net asset value of $1.00, including AmSouth Money Market Funds (pursuant to an SEC exemptive order).

->

Investment Risks

Below is a more complete discussion of the types of risks inherent in the investment techniques and risks discussed in "Risk/
Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by GNMA, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA, FHLMC, the Student Loan Marketing Association and the Federal Home Loan Banks, by the credit of the issuing agency, such as securities issued by the Federal Farm Credit Banks and Tennessee Valley Authority or by the U.S. government in some other way.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Company Risk. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

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8

Additional Investment Strategies and Risks

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Prepayment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay -- higher yielding bonds before their stated maturity. Changes in prepayment rates can result in greater price and yield volatility. Prepayments and calls generally accelerate when interest rates decline. When mortgage and other obligations are prepaid or called, the Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, the Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code of 1986 as amended (the "Code"), which would cause adverse tax consequences.

->

Additional Specific Risks

In addition to the risks discussed above, the Fund's investments may also be subject to the following risks based on the Fund's use of certain investments and investment techniques as indicated for each risk. More information regarding the different investments and investment techniques is available in the Fund's SAI.

Leverage Risk. (call options, futures and related options, put options, repurchase agreements, reverse repurchase agreements, securities lending)

The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Management Risk. The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

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                                                                               9

[LOGO] Fund Management

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor for the Fund. As of July 31, 2004, AAMI had over $9.7 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of September 30, 2004, AmSouth Bank had $15.3 billion in assets under discretionary management and provided custody services for an additional $11.2 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of September 30, 2004 of $49.8 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program.

For these advisory services, the Fund paid the Advisor a fee of 0.80% of the average daily net assets of the Fund during their fiscal year ended July 31, 2004.

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10

Fund Management

Portfolio Managers

Balanced Fund -- The Balanced Fund is co-managed by John P. Boston, CFA, and Brian B. Sullivan, CFA. Mr. Boston has co-managed the Balanced Fund since 1994. Mr. Sullivan has co-managed the Balanced Fund since June 2004. Mr. Sullivan has been an officer of the Advisor since 1996 and joined AmSouth Bank in 1982. Prior to serving as Director of Fixed Income for AmSouth Bank's Trust Department, Mr. Sullivan managed equity portfolios and held the position of equity research coordinator for AmSouth Bank's Trust Department. Mr. Sullivan received his B.A. in Economics from the University of the South and his M.B.A. in Finance from Tulane University. He is a member and past president of the Alabama Society of Financial Analysts. Mr. Boston is Chief Fixed Income Officer for AmSouth Asset Management, Inc. Mr. Boston began his career in investment management with AmSouth Bank in 1988 and has been associated with the Advisor since 1996. Mr. Boston earned his B.S. degree in Finance and Political Science from the University of North Alabama. Mr. Boston received his CFA charter in 1993 and is an active member and past president of the Alabama Society of Financial Analysts.

->

The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's share (the "Distributor"). BISYS and the Advisor may, from time to time, directly or through an affiliate, use their fee revenue, past profits, or other revenue sources, without limitation, to pay promotional, administrative, shareholder support, and other expenses to third parties, including broker-dealers, in connection with the offer, sale and administration of shares of the Funds.

For more detailed information about the Advisor and other service providers, please see the SAI.

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                                                                              11

[LOGO] Shareholder Information

Choosing a Share Class

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

o    Front-end sales charges, as described below.

o    Shareholder servicing fees of 0.25% of average daily net assets.

Class B Shares

o    No front-end sales charge; all your money goes to work for you right away.

o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. The Fund bears a distribution fee (also called a 12b-1 fee) of 0.75%.

o    A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o Maximum investment for all Class B purchases by a shareholder for a Fund's shares: $99,999

o Because 12b-1 fees are paid on an ongoing basis for eight years, Class B shareholders could end up paying more expenses over the long term than if they had purchased Class A Shares and paid a front-end sales charge.

For actual past expenses of each share class, see the specific information provided in this Prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

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12

Shareholder Information

Pricing of Fund Shares

--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                      NAV =
                           Total Assets -- Liabilities
                           ---------------------------
                                Number of Shares
                                   Outstanding

Generally, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------

Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time on days the NYSE is open. In addition, the Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

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                                                                              13

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

Additionally, banks, brokers and other financial institutions and representatives may use shares of the AmSouth Money Market Funds in "sweep" programs whereby the accounts of a participating customer of the financial institution or representative are automatically "swept" into shares of one of the Money Market Funds. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:

o    Name;

o    Date of birth (for individuals);

o Residential or business street address (although post office boxes are still permitted for mailing); and

o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Securities Valuation

The Fund values equity securities daily at their latest available sales price, or absent such a price, by reference to the latest available bid and asked prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued at the Nasdaq Official Closing Price provided by the Nasdaq each business day. For fixed income securities, the Fund use valuations furnished by pricing services approved by the Board and that use both dealer-supplied valuations and electronic and matrix techniques. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in investment companies are valued at their net asset values as reported by such companies. The prospectuses for the registered investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

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14

Shareholder Information

Securities and other assets for which market quotations are not readily available are valued at their fair value as determined pursuant to procedures established by the Board ("fair value pricing"). In addition, fair value pricing may be used to determine the value of a portfolio security if there has been a "significant event," which, under the Fund's procedures is an event that has materially affected the value of the security. When determining whether a significant event has occurred there must be a reasonably high degree of certainty that an event actually has caused the closing market price of the securities to no longer reflect their value at the time set for the Fund's NAV calculation.

Fair value pricing generally will be used if the exchange on which a portfolio security is principally traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's NAV calculation. Fair value pricing also may be used when: (1) governmental actions affect securities in one sector, country or region in a particular way, (2) natural disasters or armed conflicts affect a country or region, or (3) there are significant domestic or foreign market fluctuations.

The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board's designee instead of being determined by market prices. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Board has approved the use of FT Interactive Data Corporation to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events.

                                               Minimum
                            Minimum Initial   Subsequent
Account type                   Investment     Investment

Class A or Class B
--------------------------------------------------------
Regular*                        $ 1,000          $   0
--------------------------------------------------------
Automatic Investment Plan       $   250          $ 100
--------------------------------------------------------

* Employees of AmSouth Bank, BISYS Fund Services and their affiliates are subject to a $100.00 minimum initial investment in AmSouth Funds.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of fund prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the Fund's prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

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                                                                              15

Shareholder Information

Instructions For Opening Or Adding To An Account - Class A Shares And Class B Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. To purchase directly with the Fund, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.   Make check payable to "AmSouth Funds."

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

Subsequent Investment:

1. Use the investment slip attached to your account statement. Or, if unavailable,

2.   Include the following information on a piece of paper:

     o    AmSouth Funds/Fund name

     o    Share class

     o    Amount invested

     o    Account name

     o    Account number.

Include your account number on your check.

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

By Overnight Service

See instructions 1-2 above for initial or subsequent investments.

4.   Send to: AmSouth Funds
     c/o  BISYS Fund Services
     Attn: T.A. Operations
     3435 Stelzer Road, Columbus, OH 43219.

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.

                                   Questions?
                           Call 1-800-451-8382 or your
                           investment representative.

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16

Shareholder Information

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:
Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:
Your name
Your confirmation number

After instructing your bank to wire the payment, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.

--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below.
The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

     o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

     o    Your bank name, address and account number

     o    The amount you wish to invest automatically (minimum $100)

     o How often you want to invest (every month, 4 times a year, twice a year or once a year)

     o    Attach a voided personal check.

To invest regularly from your paycheck or government check:
Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

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                                                                              17

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------
Withdrawing Money From Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
--------------------------------------------------------------------------------

Contingent Deferred Sales Charge

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

     1. Call 1-800-451-8382 with instructions as to how you wish to receive your proceeds (mail, wire, electronic transfer). (See "General Policies on Selling Shares-- Verifying Telephone Redemptions" below.)

By mail

     1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:

          o    your Fund and account number

          o    amount you wish to redeem

          o    address where your check should be sent

          o    account owner signature.

     2.   Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares-- Redemptions in Writing Required" below).

     1.   See instruction 1 above.

     2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

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18

Shareholder Information

Selling Your Shares
continued

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

You must indicate this option on your application.

Your bank must participate in the ACH and must be a U.S. bank.

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o    Include a voided personal check.

o    Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

A 2% redemption fee may be charged on shares withdrawn from your account within 30 days of the date of purchase.

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                                                                              19

Shareholder Information

General Policies On Selling Shares

Redemption Fee

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

The fee will be charged on all covered redemptions and exchanges, including those made through retirement plan, brokerage and other types of omnibus accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee). The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

     o    redemptions of shares held in certain omnibus accounts;

     o    retirement plans that cannot implement the redemption fee;

     o certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of the shareholder (or if a trust, its beneficiary);

     o redemptions from accounts that meet certain criteria established by management and approved by the Board.

     The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

     o    The check is not being mailed to the address on your account; or

     o    The check is not being made payable to the owner of the account.

     o You are requesting a redemption with electronic or wire transfer payment and have not previously established this option on your account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

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20

Shareholder Information

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you may pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

Undeliverable or Uncashed Checks

If redemption or distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, the check may be canceled and the money reinvested into your account at the then current NAV. If the uncashed or undeliverable check is for a cash distribution, your account may be changed automatically so that all future distributions are reinvested in your account.

->

Distribution Arrangements/Sales Charges

Calculation of Sales Charges
Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                           Sales Charge     Sales Charge
          Your               as a % of        as a % of
       Investment         Offering Price   Your Investment

Up to $49,999                  5.50%            5.82%
----------------------------------------------------------
$50,000 up to $99,999          4.50%            4.71%
----------------------------------------------------------
$100,000 up to $249,999        3.50%            3.63%
----------------------------------------------------------
$250,000 up to $499,999        2.50%            2.56%
----------------------------------------------------------
$500,000 up to $999,999        1.50%            1.52%
----------------------------------------------------------
$1,000,000 and above(1)        0.00%            0.00%
----------------------------------------------------------

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge ("CDSC") of up to 1.00% of the purchase price may be charged to the shareholder if shares are redeemed in the first year after purchase, with the exception of distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan. This CDSC will be based on the lower of your cost for the shares or their NAV at the time of redemption and will not be charged on shares exchanged for shares of the same class of another AmSouth Fund. There will be no CDSC on reinvested distributions. The Distributor may provide additional compensation for retail accounts in an amount up to 1.00% of the offering price of Class A Shares of the Fund for retail account sales of $1 million to $3 million. For retail account sales over $3 million, the amount of additional compensation may be negotiated.

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                                                                              21

Shareholder Information

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to all shareholders with investments in AmSouth Funds of $50,000 or more with respect to the Equity Funds and Hybrid Funds and $100,000 or more with respect to the Bond Funds. In addition, you may qualify for reduced sales charges under the following circumstances.

     o Letter Of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

     o Rights Of Accumulation. When the value of Class A Shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. To determine whether the sale charge reduction applies, the value of the shares you already own will be calculated by using the greater of the current value or the original investment amount. To be eligible for the right of accumulation, shares of the Funds must be held in the following types of accounts:

               o    Individual or Joint Accounts

               o    Certain Retirement Accounts (IRA's, etc.)

               o Other accounts owned by the same shareholder (determined by TAX ID) or other shareholders eligible under the Combination Privilege defined below.

     o Combination Privilege. You can also combine eligible accounts of multiple AmSouth Funds or accounts of immediate family household members (spouse and children under the age of 21) to achieve reduced sales charges.

In order to obtain a sale charge reduction you may need to provide the Distributor or your investment representative, at the time of purchase, with information regarding shares held in other accounts which may be eligible for aggregation. When informing the Distributor or investment representative it may be necessary to provide information or records regarding shares of the Funds held in (i) all accounts with the Funds or your investment representative; (ii) accounts with other investment representatives; and (iii) accounts in the name of immediate family household members (spouse and children under 21).

Information regarding the Funds' sales charge reduction program can also be obtained free of charge on the Funds' web-site: www.amsouthfunds.com.

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22

Shareholder Information

Class B Shares

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge ("CDSC") at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

  Years         CDSC as a % of
  Since         Dollar Amount
 Purchase     Subject to Charge*
   0-1              5.00%
   1-2              4.00%
   2-3              3.00%
   3-4              3.00%
   4-5              2.00%
   5-6              1.00%
more than 6         None

Conversion Feature -- Class B Shares

     o Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.*

     o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.

     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

     o If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another AmSouth Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.

     o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the Fund after seven years from the end of the month of purchase.

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22

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Sales Charge Waivers
Class A Shares

The following qualify for waivers of sales charges:

     o Shares purchased from investment representatives through fee-based investment products or accounts.

     o Shares purchased upon the reinvestment of dividend and capital gain distributions.

     o Shares purchased by officers, directors, trustees, employees, retired employees, and Immediate Family of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the AmSouth Funds and their affiliates.

     o Shares purchased by employees and their immediate family members of dealers who have an agreement with the Distributor.

     o Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs).

     o    Shares purchased under the reinstatement privilege described below.

* Immediate Family is defined as your spouse and children under the age of 21 living at your same address.

You must, at the time of purchase, give the Transfer Agent, Distributor or investment representative sufficient information to permit confirmation of your qualification for a sales charge waiver. In certain circumstances, the Transfer Agent, Distributor or investment representative may not be able to confirm that your investment qualifies for a specific waiver and the Class A sales charge will be deducted from your investment.

The Distributor may also waive the sales charge at any time in its own discretion.

->

--------------------------------------------------------------------------------
Reinstatement Privilege

If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.
--------------------------------------------------------------------------------

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class B Shares

The CDSC will be waived under certain circumstances, including the following:

     o Redemptions from accounts following the death or disability of a shareholder.

     o    Returns of excess contributions to retirement plans.

     o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.

     o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.

     o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2.

Distribution and Service (12b-1) Fees and Shareholder Servicing Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

     o The 12b-1 and shareholder servicing fees vary by share class as follows:

          o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.

               o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.

               o The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

Short-Term Trading

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 30 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sales of the Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

->

Shareholder Information

Exchanging Your Shares

You can exchange your shares in the Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

     o    Your name and telephone number;

     o    The exact name on your account and account number;

     o    Taxpayer identification number (usually your Social Security number);

     o    Dollar value or number of shares to be exchanged;

     o    The name of the Fund from which the exchange is to be made;

     o    The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.

Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

     o    Complete the appropriate section of the Account Application.

     o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

Notes On Exchanges

     o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

     o The registration and tax identification numbers of the two accounts must be identical.

     o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

     o Be sure to read carefully the prospectus of any AmSouth Fund into which you wish to exchange shares.

     o To prevent disruption in the management of the Fund, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the Fund during a calendar year.

->

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

You will normally have to pay federal income tax, and any state or local income taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated as capital gain dividends are taxable as long-term capital gains. For taxable years beginning on or before December 31, 2008, distributions of ordinary dividends to the Fund's non-corporate shareholders may be treated as "qualified dividend income", which is taxed at reduced rates, if such distributions are derived from, and designated by the Fund as, "qualified dividend income" and provided that holding period and other requirements are met at both the shareholder and fund level. "Qualified dividend income" generally is income derived from dividends of U.S. corporations, "qualified foreign corporations", and certain other foreign corporations. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December. Also, distributions are taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid for your Fund Shares.)

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes the Fund pays. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate its recognition of ordinary income and may affect the timing or amount of its distributions.

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's shares. Any gain resulting from the redemption or exchange of your Fund shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange before December 31, 2008, of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's Advisor and Sub-Advisor does not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

->

Shareholder Information

Back-Up Withholding

The Fund is required in certain circumstances to apply backup withholding on distributions and redemption proceeds otherwise payable to any noncorporate shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or, in the case of distributions, who is otherwise subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010.

For more information about taxes, please consult the SAI.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

->

[LOGO]  Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2004, both of which are available free of charge upon request (see back cover).

->

Other Information About the Fund                            Financial Highlights

BALANCED FUND -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                     Investment Activities                      Less Dividends from
                                            ----------------------------------------   -------------------------------------
                                                          Net Realized
                                                         and Unrealized                                  Net
                                Net Asset       Net      Gains (Losses)      Total                    Realized
                                  Value,    Investment        from           from          Net       Gains from
                                Beginning     Income       Investments    Investment   Investment    Investment      Total
                                of Period     (Loss)       and Futures    Activities     Income     Transactions   Dividends
                               ----------   ----------   --------------   ----------   ----------   ------------   ---------
BALANCED FUND
   Year Ended July 31, 2004      $ 11.37       0.20           0.75           0.95        (0.22)           --         (0.22)
   Year Ended July 31, 2003      $ 10.89       0.22           0.66           0.88        (0.26)        (0.14)        (0.40)
   Year Ended July 31, 2002      $ 12.46       0.30          (1.20)         (0.90)       (0.31)        (0.36)        (0.67)
   Year Ended July 31, 2001+     $ 12.48       0.36           1.28           1.64        (0.39)        (1.27)        (1.66)
   Year Ended July 31, 2000      $ 14.93       0.44          (0.64)         (0.20)       (0.47)        (1.78)        (2.25)

                                                            Total
                                             Net Asset      Return
                                               Value,     (Excluding
                               Redemption      End           Sales
                                  Fees      of Period       Charge)
                               ----------   ----------   -----------
BALANCED FUND
   Year Ended July 31, 2004        -- #       $ 12.10         8.36%
   Year Ended July 31, 2003        --         $ 11.37         8.34%
   Year Ended July 31, 2002        --         $ 10.89        (7.55)%
   Year Ended July 31, 2001+       --         $ 12.46        13.93%
   Year Ended July 31, 2000        --         $ 12.48        (1.05)%

                                        Ratios (to average net assets)/Supplemental Data
                                 ------------------------------------------------------------------
                                                                                            Net
                                                              Expenses                     Assets,
                                     Net                      (before        Portfolio     End of
                                 Investment      Net         Reductions/     Turnover      Period
                                   Income     Expenses     Reimbursements)     Rate*      (000's)
                                 ----------   ----------   ---------------   ---------   ----------
BALANCED FUND
   Year Ended July 31, 2004         1.64%       1.32%           1.41%           19%       $ 90,369
   Year Ended July 31, 2003         2.03%       1.34%           1.42%           86%       $ 78,679
   Year Ended July 31, 2002         2.57%       1.34%           1.41%           34%       $ 69,674
   Year Ended July 31, 2001+        2.90%       1.31%           1.38%           14%       $ 54,978
   Year Ended July 31, 2000         3.28%       1.35%           1.37%           16%       $ 21,951

+ Net investment income (loss) is based on average shares outstanding during the period.

#    Less than one cent per share.

* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Other Information About the Fund                            Financial Highlights

BALANCED FUND -- B SHARES Selected data for a share outstanding throughout the period indicated.

                                                    Investment Activities                       Less Dividends from
                                            ----------------------------------------   -------------------------------------
                                                         Net Realized
                                                        and Unrealized                                  Net
                               Net Asset        Net      Gains (Losses)      Total                    Realized
                                 Value,     Investment        from           from          Net       Gains from
                               Beginning      Income       Investments    Investment   Investment    Investment      Total
                               of Period      (Loss)       and Futures    Activities     Income     Transactions   Dividends
                               ----------   ----------   --------------   ----------   ----------   ------------   ---------
BALANCED FUND
   Year Ended July 31, 2004     $ 11.34        0.11          0.75             0.86       (0.13)           --         (0.13)
   Year Ended July 31, 2003     $ 10.86        0.14          0.66             0.80       (0.18)        (0.14)        (0.32)
   Year Ended July 31, 2002     $ 12.42        0.22         (1.19)           (0.97)      (0.23)        (0.36)        (0.59)
   Year Ended July 31, 2001+    $ 12.45        0.28          1.26             1.54       (0.30)        (1.27)        (1.57)
   Year Ended July 31, 2000     $ 14.90        0.34         (0.64)           (0.30)      (0.37)        (1.78)        (2.15)

                                                            Total
                                            Net Asset      Return
                                              Value,     (Excluding
                               Redemption      End          Sales
                                  Fees      of Period      Charge)
                               ----------   ----------   -----------
BALANCED FUND
   Year Ended July 31, 2004       -- #       $ 12.07        7.59%
   Year Ended July 31, 2003       --         $ 11.34        7.55%
   Year Ended July 31, 2002       --         $ 10.86       (8.17)%
   Year Ended July 31, 2001+      --         $ 12.42       13.03%
   Year Ended July 31, 2000       --         $ 12.45       (1.80)%

                                       Ratios (to average net assets)/Supplemental Data
                               ------------------------------------------------------------------
                                                                                         Net
                                                            Expenses                    Assets,
                                   Net                      (before        Portfolio    End of
                               Investment      Net         Reductions/     Turnover     Period
                                 Income      Expenses    Reimbursements)     Rate*      (000's)
                               ----------   ----------   ---------------   ---------   ----------
BALANCED FUND
   Year Ended July 31, 2004       0.89%        2.07%          2.16%           19%       $ 24,755
   Year Ended July 31, 2003       1.27%        2.09%          2.17%           86%       $ 20,004
   Year Ended July 31, 2002       1.81%        2.09%          2.16%           34%       $ 16,742
   Year Ended July 31, 2001+      2.20%        2.06%          2.12%           14%       $  9,004
   Year Ended July 31, 2000       2.54%        2.10%          2.12%           16%       $  7,072

+ Net investment income (loss) is based on average shares outstanding during the period.

#    Less than one cent per share.

* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

[AMSOUTH FUNDS(R) LOGO]

3435 Stelzer Road
Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                      AmSouth Funds
                      3435 Stelzer Road
                      Columbus, Ohio 43219
                      Telephone: 1-800-451-8382
                      Internet: http://www.amsouthfunds.com

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o    Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

                          3435 Stelzer Road
[AMSOUTH FUNDS(R) LOGO]   Columbus, OH 43219   www.amsouthfunds.com

[AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                         Columbus, OH 43219  www.amsouthfunds.com   ASO120103-AB

                                       AMSOUTH FUNDS
                                       AMSOUTH STRATEGIC PORTFOLIOS:
                                       GROWTH AND INCOME PORTFOLIO INVESTOR
                                          GUIDE AND PROSPECTUS

                                          CLASS A SHARES
                                          CLASS B SHARES

[AMSOUTH FUNDS(R) LOGO]                                    DECEMBER 1, 2004

[AMSOUTH FUNDS(R) LOGO]

                     Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

     o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

     o Account history, including information about the transactions and balances in a customer's account(s); and

     o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

     o    If you request or authorize the disclosure of the information.

     o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

     o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.

     (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.

                           Not part of the prospectus

                                        AMSOUTH FUNDS
                                        AMSOUTH STRATEGIC PORTFOLIOS:
                                        GROWTH AND INCOME PORTFOLIO PROSPECTUS

                                           CLASS A SHARES
                                           CLASS B SHARES

As with all mutual funds, the Securities and
Exchange Commission has not approved or
disapproved these Fund shares or determined
whether this prospectus is truthful or complete.
Any representation to the contrary is a criminal
offense.                                                        DECEMBER 1, 2004

AmSouth Funds                           Table of Contents

                      [LOGO]         Description of the Fund -- Objectives, Risk/Return and Expenses
-------------------------------------------------------------------------------------------------------
Carefully review this important           2   Overview
section, which summarizes the             3   AmSouth Funds: Strategic Portfolios
Fund's investments, risks, past           4   AmSouth Strategic Portfolios: Growth and Income Portfolio
performance, and fees.

                      [LOGO]         Additional Investment Strategies and Risks
-------------------------------------------------------------------------------------------------------
Review this section for additional        8   Investment Strategies
information on investment                 9   Investment Risks
strategies and investment practices
and their risks.

                      [LOGO]         Fund Management
-------------------------------------------------------------------------------------------------------
Review this section for details on       11   The Investment Advisor
the people and organizations who         11   Portfolio Manager
provide services to the Fund.            11   The Distributor and Administrator

                      [LOGO]         Shareholder Information
-------------------------------------------------------------------------------------------------------
Review this section for details on       12   Choosing a Share Class
how shares are valued, how to            13   Pricing of Fund Shares
purchase, sell and exchange shares,      14   Purchasing and Adding to Your Shares
related charges and payments of          18   Selling Your Shares
dividends and distributions.             20   General Policies on Selling Shares
                                         21   Distribution Arrangements/Sales Charges
                                         24   Distribution and Service (12b-1) Fees
                                                 and Shareholder Servicing Fees
                                         25   Exchanging Your Shares
                                         26   Dividends, Other Distributions and Taxes

                      [LOGO]         Other Information About The Fund
-------------------------------------------------------------------------------------------------------
                                         28   Financial Highlights

[LOGO] Description of the Fund--Objectives, Risk/Return and Expenses    Overview

The Fund The AmSouth Funds Strategic Portfolio: Growth and Income Portfolio (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares and Class B Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                      The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                      The value of your investment in the Fund is based on the market prices of the securities of the Underlying Funds held by the Fund. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Underlying Funds own and the markets where the securities trade.

                      Like other investments, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the Federal Deposit Insurance Corporation or any other government agency.

                      The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                      The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

->

                                                                                    AmSouth Funds:
[LOGO] Description of the Fund -- Objectives, Risk/Return and Expenses        Strategic Portfolios

                      The Fund is one of four AmSouth Funds Strategic Portfolios ("Strategic Portfolios"). The Strategic Portfolios are "funds of funds" that invest substantially all of their assets in Class I Shares of other series of the AmSouth Funds ("Underlying Funds"), whose objectives, strategies, and risks are described in a separate prospectus. The Underlying Funds include the series that comprise the AmSouth Equity Funds, the AmSouth Bond Funds and the AmSouth Money Market Funds.

Who May Want to       Consider investing in the Fund and other Strategic
Invest                Portfolios if you are:

                          o seeking the benefits of asset allocation and risk-reducing diversification

                          o seeking investment professionals to select and maintain a portfolio of mutual funds for you

                          o seeking to spread your investment among many different mutual funds that match your goals in one simple package

                      The Fund and other Strategic Portfolios may not be appropriate if you are:

                          o pursuing a short-term goal or investing emergency reserves

                          o uncomfortable with an investment that will fluctuate in value

->

                                                                     AmSouth Strategic Portfolios:
Description of the Fund -- Objectives, Risk/Return and Expenses        Growth and Income Portfolio

                      Risk/Return Summary

Investment Objective  The Fund seeks to provide investors with long-term capital growth and a moderate level of current income.

Principal             The Fund allocates its assets among the Underlying Funds
Investment            within predetermined strategy ranges, as set forth below.
Strategies            The Advisor will make allocation decisions according to
                      its outlook for the economy, financial markets and relative market valuation of the Underlying Funds.

                      Under normal market conditions, the Fund invests its assets in the following Underlying Funds within the allocation ranges (expressed as a percentage of the Fund's total assets) indicated below:

                      Underlying Fund              Allocation Range

                      Value Fund                         0%-15%
                      Select Equity Fund                 0%-10%
                      Enhanced Market Fund               0%-15%
                      Large Cap Fund                     0%-10%
                      Capital Growth Fund                0%-15%
                      Mid Cap Fund                       0%-10%
                      Small Cap Fund                     0%-10%
                      International Equity Fund          0%-10%
                      Government Income Fund             0%-20%
                      High Quality Bond Fund             0%-60%
                      Limited Term Bond Fund             0%-20%
                      Prime Money Market Fund            0%-5%

                      The Fund's selection of the Underlying Funds in which to invest, as well as the percentage of the Fund's assets which can be invested in each Underlying Fund, are not fundamental investment policies and can be changed without the approval of shareholders. The investment styles of the Underlying Funds are described in a separate prospectus.

Principal             Your investment in the Fund may be subject to the
Investment Risks      following principal risks:

                      The Fund's investments are invested in the Underlying Funds, so the Fund's investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by such Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds' holdings.

                      The Fund invests in Underlying Funds that invest primarily in equity securities. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced.

                      The Fund also invests in Underlying Funds that invest primarily in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. For more information about these risks, please see the Additional Investment Strategies and Risks on page 8.

                      For more information about the Fund, please see the Additional Investment Strategies and Risks on page 8 or consult the SAI.

->

                                                                     AmSouth Strategic Portfolios:
Description of the Fund -- Objectives, Risk/Return and Expenses        Growth and Income Portfolio

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500 and the Merrill Lynch Government/Corporate Master Index, an unmanaged broad-based index representative of the total return of government and corporate bonds. Neither Index is available for investment and the performance of each Index does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                 Performance Bar Chart and Table
                 Year-By-Year Total Returns as of 12/31
                 for Class A Shares(1),(2)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                             2000    4.21%
                               01   -2.29%
                               02   -8.54%
                             2003   17.38%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/04 to 9/30/04 was 0.99%.

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

Best quarter:     9.52%  6/30/03
Worst quarter:   -8.83%  9/30/02

Average Annual Total Returns
(for the periods ending
December 31, 2003)(1)

->

                                                          1     Since Inception
                                                         Year      (1/27/99)
                                                        -----------------------
Class A Shares(2) Return Before Taxes
   (with 5.50% sales charge)                            10.95%       1.74%
                                                        -----------------------
Class A Shares Return After Taxes on Distributions      10.46%       0.54%
                                                        -----------------------
Class A Shares Return After Taxes on Distributions
   and Sale of Fund Shares                               7.16%       0.86%
                                                        -----------------------
Class B Shares(2) Return Before Taxes
   (with applicable Contingent Deferred Sales Charge)   11.37%       2.06%
                                                        -----------------------
S&P 500 Index                                           28.67%      -0.82%
                                                        -----------------------
Merrill Lynch Government/Corporate
   Master Index(3)                                       4.54%       6.59%
                                                        -----------------------

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) The quoted returns reflect the performance from 1/27/99 to 3/12/00 of the ISG Growth & Income Portfolio, which was an open-end investment company and the predecessor fund to the AmSouth Strategic Portfolios: Growth and Income Portfolio. The predecessor fund was managed using substantially the same investment objective, policies and methodologies as the Fund. Class A Shares and Class B Shares were first offered on 3/8/99 and 1/27/99, respectively.

(3) Merrill Lynch Government/Corporate Master Index from nearest month-end for the since inception period. The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                     AmSouth Strategic Portfolios:
Description of the Fund -- Objectives, Risk/Return and Expenses        Growth and Income Portfolio

As an investor in the AmSouth Strategic Portfolios: Growth and Income Portfolio, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

--------------------------------------------------------------------------------
Contingent Deferred Sales Charge

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").
--------------------------------------------------------------------------------

                                Fees and Expenses

Shareholder Transaction Expenses      Class A    Class B
(expenses paid by you directly)(1)    Shares     Shares

Maximum Sales Charge
   (Load) on Purchases                 5.50%(2)   None
----------------------------------------------------------
Maximum Deferred Sales
   Charge (Load)                       None       5.00%(3)
----------------------------------------------------------
Redemption Fee(4)                      2.00%      2.00%
----------------------------------------------------------

Annual Fund Operating Expenses        Class A    Class B
(fees paid from Fund assets)          Shares     Shares

Management Fee                         0.20%      0.20%
----------------------------------------------------------
Distribution and/or Service
   (12b-1) Fee                         None       0.75%
----------------------------------------------------------
Other Expenses(5)                      0.56%      0.56%
----------------------------------------------------------
   Total Fund Operating Expenses(5)    0.76%      1.51%
----------------------------------------------------------
Fee Waiver and/or Expense
   Reimbursement(6)                   -0.10%     -0.10%
----------------------------------------------------------
   Net Expenses(6)                     0.66%      1.41%
----------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, the CDSC on such Class B Shares held continuously declines over six years, starting with year one and ending in year seven from: 4%, 3%, 3%, 2%, 2%, 1%. For all other Class B Shares held continuously, the CDSC declines over six years, starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.

(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.33% for Class A Shares and 0.33% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 0.53% and Class B Shares, 1.28%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(6) The above amounts reflect a reduction in shareholder servicing fees required by NASD rules, which limit total shareholder servicing fees paid by the Fund to 0.25%. Class A Shares and Class B Shares each pay a shareholder servicing fee in the amount of 0.25%. As reduced, the shareholder servicing fees are 0.15% for Class A Shares and 0.15% for Class B Shares. The Class I Shares of the Underlying Funds in which the Fund invests pay a shareholder servicing fee in the amount of 0.15%, of which 0.05% is waived by the Distributor. Hence, the aggregate shareholder servicing fee paid directly and indirectly by each of the Class A Shares and the Class B Shares is 0.25%.

->

                                                                   AmSouth Strategic Portfolios:
Description of the Fund -- Objectives, Risk/Return and Expenses      Growth and Income Portfolio

In addition to the expenses shown above, if you buy and hold shares of the AmSouth Strategic Portfolios: Growth and Income Portfolio you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is as follows:

            AmSouth Strategic Portfolios: Growth and Income Portfolio

Class A Shares*     2.02%
-------------------------
Class B Shares*     2.77%

* Certain expenses for each of the Underlying Funds are limited by the Advisor. Taking into account the fee waivers and expense reimbursements for the Underlying Funds and the AmSouth Strategic Portfolios: Growth and Income Portfolio, total expenses for each class are: Class A Shares, 1.52% and Class B Shares, 2.27%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Actual expenses will differ depending on the actual allocation of investments in the Underlying Fund in effect from time to time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o    $10,000 investment

     o    5% annual return

     o    no changes in the Fund's operating expenses

     o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

                        Expense Example

                            1        3         5        10
                          Year     Years     Years     Years

Class A Shares            $ 744   $ 1,149   $ 1,578   $ 2,769
-------------------------------------------------------------
Class B Shares
Assuming redemption       $ 780   $ 1,159   $ 1,664   $ 2,920
Assuming no redemption    $ 280   $   859   $ 1,464   $ 2,920
-------------------------------------------------------------

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                                                                               7

[LOGO] Additional Investment Strategies and Risks

The Advisor will make allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Fund. The Fund has a "benchmark percentage" representing the asset class mix of the Underlying Funds the Advisor expects to maintain when its assessment of economic conditions and other factors indicate that the financial markets are fairly valued relative to each other. The Advisor anticipates that the Fund's asset class benchmark percentage will be as follows:

        Benchmark Percentages

                         Growth and
Underlying Fund            Income
  Asset Class            Portfolio
--------------------     ----------
Equity Funds                 55%
Bond Funds                   44%
Money Market Funds            1%

These benchmark percentages are not fundamental investment polices and can be changed without the approval of shareholders.

Under normal market conditions, the Advisor expects to adhere to the benchmark percentages set forth above and the strategy ranges set forth herein; however, the Advisor reserves the right to vary such percentages and ranges as the risk/return characteristics of the financial markets or Underlying Fund asset classes, as assessed by the Advisor, vary over time.

The Fund may invest, in anticipation of otherwise investing cash positions, directly in U.S. Government securities and short-term paper, such as bankers' acceptances. Under normal market conditions, the Fund does not expect to have a substantial portion of its assets invested in such securities. However, when the Advisor determines that adverse market conditions exist, the Fund may adopt a temporary defensive posture and invest entirely in such securities. Although the Fund would do this to avoid losses, it could reduce the benefit of any upswing in the market. During such periods, the Fund may not achieve its investment objective. Because the Fund invests in the Underlying Funds, there will be duplication of advisory fees and certain other expenses.

To manage its daily cash positions, each invest in short-term debt securities and seek to maintain a net asset value of $1.00, including AmSouth Money Market Funds (pursuant to an SEC exemptive order).

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8

Additional Investment Strategies and Risks

Investment Risks

Below is a more complete discussion of the types of risks inherent in the investment techniques and risks discussed in "Risk/ Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Underlying Funds may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by GNMA, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA, FHLMC, the Student Loan Marketing Association and the Federal Home Loan Banks, by the credit of the issuing agency, such as securities issued by the Federal Farm Credit Banks and Tennessee Valley Authority or by the U.S. government in some other way.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Company Risk. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

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                                                                               9

Additional Investment Strategies and Risks

Non-Diversification Risk. A fund which is non-diversified may invest a greater percentage of its assets in a particular issuer compared with other funds and, accordingly, the fund's portfolio may be more sensitive to changes in the market value of a single issuer.

Prepayment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay -- higher yielding bonds before their stated maturity. Changes in prepayment rates can result in greater price and yield volatility. Prepayments and calls generally accelerate when interest rates decline. When mortgage and other obligations are prepaid or called, the Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, the Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Small Company Risk. Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If the Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code of 1986 as amended (the "Code"), which would cause adverse tax consequences.

Additional Specific Risks

In addition to the risks discussed above, the Fund's investments may also be subject to the following risks based on the Fund's use of certain investments and investment techniques as indicated for each risk. More information regarding the different investments and investment techniques is available in the Fund's SAI.

Leverage Risk. (call options, futures and related options, put options, repurchase agreements, reverse repurchase agreements, securities lending)

The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Management Risk. (call options, demand features, futures and related options, put options) The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Political Risk. (American and global depositary receipts, foreign securities, municipal securities) The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

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10

Additional Investment Strategies and Risks

Regulatory Risk. (Asset-backed securities, mortgage-backed securities) The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor for the Fund. As of July 31, 2004, AAMI had over $9.7 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of September 30, 2004, AmSouth Bank had $15.3 billion in assets under discretionary management and provided custody services for an additional $11.2 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of September 30, 2004 of $49.8 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program. Investment sub-advisory services are provided to certain of the Underlying Funds, subject to AAMI's supervision and oversight, pursuant to an investment sub-advisory agreement between AAMI and an investment sub-advisor. AAMI recommends the hiring, termination and replacement of investment sub-advisors to the Board. Upon the receipt of an order from the Securities and Exchange Commission, or a rule change, AAMI may be permitted to enter into new or modified investment sub-advisory agreements with existing or new investment sub- advisors, subject to approval only by the Board.

For these advisory services, the Fund paid the Advisor a fee of 0.10% of the average daily net assets of the Fund during the fiscal year ended July 31, 2004.

Portfolio Manager

Investment decisions for the Fund are made by a team of the Advisor's portfolio managers, and no person is primarily responsible for making recommendations to the team.

The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares (the "Distributor"). BISYS and the Advisor may, from time to time, directly or through an affiliate, use their fee revenue, past profits, or other revenue sources, without limitation, to pay promotional, administrative, shareholder support, and other expenses to third parties, including broker-dealers, in connection with the offer, sale and administration of shares of the Funds.

For more detailed information about the Advisor and other service providers, please see the SAI.

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                                                                              11

[LOGO] Shareholder Information

Choosing a Share Class

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

o    Front-end sales charges, as described below.

o    Shareholder servicing fees of 0.25% of average daily net assets.

Class B Shares

o    No front-end sales charge; all your money goes to work for you right away.

o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. The Fund bears a distribution fee (also called a 12b-1 fee) of 0.75%.

o    A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o Maximum investment for all Class B purchases by a shareholder for a Fund's shares: $99,999.

o Because 12b-1 fees are paid on an ongoing basis for eight years, Class B shareholders could end up paying more expenses over the long term than if they had purchased Class A Shares and paid a front-end sales charge.

For actual past expenses of each share class, see the specified information supplied earlier in this Prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

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12

Shareholder Information

Pricing of Fund Shares

--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                      NAV =
                           Total Assets -- Liabilities
                           ---------------------------
                                Number of Shares
                                   Outstanding

Generally, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------

Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time on days the NYSE is open. In addition, the Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

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                                                                              13

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

Additionally, banks, brokers and other financial institutions and representatives may use shares of the AmSouth Money Market Funds in "sweep" programs whereby the accounts of a participating customer of the financial institution or representative are automatically "swept" into shares of one of the Money Market Funds. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:

o    Name;

o    Date of birth (for individuals);

o Residential or business street address (although post office boxes are still permitted for mailing); and

o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Securities Valuation

The Fund values equity securities daily at their latest available sales price, or absent such a price, by reference to the latest available bid and asked prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued at the Nasdaq Official Closing Price provided by the Nasdaq each business day. For fixed income securities, the Fund use valuations furnished by pricing services approved by the Board and that use both dealer-supplied valuations and electronic and matrix techniques. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in investment companies are valued at their net asset values as reported by such companies. The prospectuses for the registered investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

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14

Shareholder Information

Securities and other assets for which market quotations are not readily available are valued at their fair value as determined pursuant to procedures established by the Board ("fair value pricing"). In addition, fair value pricing may be used to determine the value of a portfolio security if there has been a "significant event," which, under the Fund's procedures is an event that has materially affected the value of the security. When determining whether a significant event has occurred there must be a reasonably high degree of certainty that an event actually has caused the closing market price of the securities to no longer reflect their value at the time set for the Fund's NAV calculation.

Fair value pricing generally will be used if the exchange on which a portfolio security is principally traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's NAV calculation. Fair value pricing also may be used when: (1) governmental actions affect securities in one sector, country or region in a particular way, (2) natural disasters or armed conflicts affect a country or region, or (3) there are significant domestic or foreign market fluctuations.

The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board's designee instead of being determined by market prices. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Board has approved the use of FT Interactive Data Corporation to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events.

                                                Minimum
                             Minimum Initial   Subsequent
Account type                    Investment     Investment

Class A or Class B
---------------------------------------------------------
Regular*                        $ 1,000           $   0
---------------------------------------------------------
Automatic Investment Plan       $   250           $ 100
---------------------------------------------------------

* Employees of AmSouth Bank, BISYS Fund Services and their affiliates are subject to a $100.00 minimum initial investment in AmSouth Funds.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of fund prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the Fund's prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

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                                                                              15

Shareholder Information

Instructions For Opening Or Adding To An Account -- Class A Shares And Class B Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. To purchase directly with the Fund, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.   Make check payable to "AmSouth Funds."

3.   Mail to: AmSouth Funds
     P.O. Box 182733
     Columbus, OH 43218-2733

Subsequent Investment:

1. Use the investment slip attached to your account statement. Or, if unavailable,

2.   Include the following information on a piece of paper:

     o    AmSouth Funds/Fund name

     o    Share class

     o    Amount invested

     o    Account name

     o    Account number.

     Include your account number on your check.

3.   Mail to: AmSouth Funds
     P.O. Box 182733
     Columbus, OH 43218-2733

By Overnight Service

See instructions 1-2 above for initial or subsequent investments.

3.   Send to: AmSouth Funds
     c/o BISYS Fund Services
     Attn: T.A. Operations
     3435 Stelzer Road, Columbus, OH 43219.

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.

                                   Questions?
                           Call 1-800-451-8382 or your
                           investment representative.

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16

Shareholder Information

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:
Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:
Your name
Your confirmation number

After instructing your bank to wire the payments call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.

--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

     o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

     o    Your bank name, address and account number

     o    The amount you wish to invest automatically (minimum $100)

     o How often you want to invest (every month, 4 times a year, twice a year or once a year)

     o    Attach a voided personal check.

To invest regularly from your paycheck or government check:
Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

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                                                                              17

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------
Withdrawing Money From Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
--------------------------------------------------------------------------------

Contingent Deferred Sales Charge

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

     1. Call 1-800-451-8382 with instructions as to how you wish to receive your proceeds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)

By mail

     1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:

          o    your Fund and account number

          o    amount you wish to redeem

          o    address where your check should be sent

          o    account owner signature.

     2.   Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares -- Redemptions in Writing Required" below).

     1.   See instruction 1 above.

     2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

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18

Shareholder Information

Selling Your Shares
continued

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

You must indicate this option on your application. Your bank must participate in the ACH and must be a U.S. bank.

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o    Include a voided personal check.

o    Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

A 2% redemption fee may be charged on shares withdrawn from your account within 30 days of the date of purchase.

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                                                                              19

Shareholder Information

General Policies On Selling Shares

Redemption Fee

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

The fee will be charged on all covered redemptions and exchanges, including those made through retirement plan, brokerage and other types of omnibus accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee). The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

     o    redemptions of shares held in certain omnibus accounts;

     o    retirement plans that cannot implement the redemption fee;

     o certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of a shareholder (or if a trust, its beneficiary);

     o redemptions from accounts that meet certain criteria established by management and approved by the Board.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

     o    The check is not being mailed to the address on your account.

     o    The check is not being made payable to the owner of the account.

     o You are requesting a redemption with electronic or wire transfer payment and have not previously established this option on your account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

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20

Shareholder Information

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you may pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable or Uncashed Checks

If redemption or distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, the check may be canceled and the money reinvested into your account at the then current NAV. If the uncashed or undeliverable check is for a cash distribution, your account may be changed automatically so that all future distributions are reinvested in your account.

Distribution Arrangements/Sales Charges

Calculation of Sales Charges
Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                            Sales Charge     Sales Charge
        Your                 as a % of        as a % of
     Investment            Offering Price   Your Investment

Up to $49,999                  5.50%             5.82%
-----------------------------------------------------------
$50,000 up to $99,999          4.50%             4.71%
-----------------------------------------------------------
$100,000 up to $249,999        3.50%             3.63%
-----------------------------------------------------------
$250,000 up to $499,999        2.50%             2.56%
-----------------------------------------------------------
$500,000 up to $999,999        1.50%             1.52%
-----------------------------------------------------------
$1,000,000 and above(1)        0.00%             0.00%
-----------------------------------------------------------

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge ("CDSC") of up to 1.00% of the purchase price may be charged to the shareholder if shares are redeemed in the first year after purchase, with the execption of distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan. This CDSC will be based on the lower of your cost for the shares or their NAV at the time of redemption and will not be charged on shares exchanged for shares of the same class of another AmSouth Fund. There will be no CDSC on reinvested distributions. The Distributor may provide additional compensation for retail accounts in an amount up to 1.00% of the offering price of Class A Shares of the Fund for retail account sales of $1 million to $3 million. For retail account sales over $3 million, the amount of additional compensation may be negotiated.

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                                                                              21

Shareholder Information

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to all shareholders with investments in AmSouth Funds of $50,000 or more with respect to the Equity Funds and Hybrid Funds and $100,000 or more with respect to the Bond Funds. In addition, you may qualify for reduced sales charges under the following circumstances.

     o Letter Of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

     o Rights Of Accumulation. When the value of Class A Shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. To determine whether the sale charge reduction applies, the value of the shares you already own will be calculated by using the greater of the current value or the original investment amount. To be eligible for the right of accumulation, shares of the Fund must be held in the following types of accounts:

               o    Individual or Joint Accounts

               o    Certain Retirement Accounts (IRA's, etc.)

               o Other accounts owned by the same shareholder (determined by TAX ID) or other shareholders eligible under the Combination Privilege defined below.

     o Combination Privilege. You can also combine eligible accounts of multiple AmSouth Funds or accounts of immediate family household members (spouse and children under the age of 21) to achieve reduced sales charges.

In order to obtain a sales charge reduction you may need to provide the Distributor or your investment representative, at the time of purchase, with information regarding shares held in other accounts which may be eligible for aggregation. When informing the Distributor or investment representative it may be necessary to provide information or records regarding shares of the Fund held in (i) all accounts with the Funds or your investment representative; (ii) accounts with other investment representatives; and (iii) accounts in the name of immediate family household members (spouse and children under 21).

Information regarding the Fund's sales charge reduction program can also be obtained free of charge on the Fund's web-site: www.amsouthfunds.com.

Class B Shares

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge ("CDSC") at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

   Years          CDSC as a % of
   Since          Dollar Amount
 Purchase       Subject to Charge*

    0-1               5.00%
    1-2               4.00%
    2-3               3.00%
    3-4               3.00%
    4-5               2.00%
    5-6               1.00%
more than 6           None

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

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22

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Conversion Feature -- Class B Shares

     o Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.*

     o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.

     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

     o If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another AmSouth Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.

     o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the Fund after seven years from the end of the month of purchase.

Sales Charge Waivers
Class A Shares

The following qualify for waivers of sales charges:

     o Shares purchased from investment representatives through fee-based investment products or accounts.

     o Shares purchased upon the reinvestment of dividend and capital gain distributions.

     o Shares purchased by officers, directors, trustees, employees, retired employees, and Immediate Family* of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the AmSouth Funds and their affiliates.

     o Shares purchased by employees and their Immediate Family* members of dealers who have an agreement with the Distributor.

     o Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs).

     o    Shares purchased under the Reinvestment Privilege described below.

* Immediate Family is defined as your spouse and children under the age of 21 living at your same address.

You must, at the time of purchase, give the Transfer Agent, Distributor or investment representative sufficient information to permit confirmation of your qualification for a sales charge waiver. In certain circumstances, the Transfer Agent, Distributor or investment representative may not be able to confirm that your investment qualifies for a specific waiver and the Class A sales charge will be deducted from your investment.

The Distributor may also waive the sales charge at any time in its own discretion.

->

--------------------------------------------------------------------------------
Reinstatement Privilege

If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.
--------------------------------------------------------------------------------

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class B Shares

The CDSC will be waived under certain circumstances, including the following:

     o Redemptions from accounts following the death or disability of a shareholder.

     o    Returns of excess contributions to retirement plans.

     o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.

     o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.

     o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2.

->

Distribution and Service (12b-1) Fees and Shareholder Servicing Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

     o The 12b-1 and shareholder servicing fees vary by share class as follows:

          o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.

          o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.

          o The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

->

Short-Term Trading

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 30 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sales of the Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

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24

Shareholder Information

Exchanging Your Shares

You can exchange your shares in the Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

     o    Your name and telephone number;

     o    The exact name on your account and account number;

     o    Taxpayer identification number (usually your Social Security number);

     o    Dollar value or number of shares to be exchanged;

     o    The name of the Fund from which the exchange is to be made;

     o    The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.

Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

     o    Complete the appropriate section of the Account Application.

     o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

Notes On Exchanges

     o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

     o The registration and tax identification numbers of the two accounts must be identical.

     o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

     o Be sure to read carefully the prospectus of any Fund into which you wish to exchange shares.

     o To prevent disruption in the management of the Fund, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the Fund during a calendar year.

->

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

You will normally have to pay federal income tax, and any state or local income taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated as capital gain dividends are taxable as long-term capital gains. For taxable years beginning on or before December 31, 2008, distributions of ordinary dividends to the Fund's non-corporate shareholders may be treated as "qualified dividend income", which is taxed at reduced rates, if such distributions are derived from, and designated by the Fund as, "qualified dividend income" and provided that holding period and other requirements are met at both the shareholder and fund level. "Qualified dividend income" generally is income derived from dividends of U.S. corporations, "qualified foreign corporations", and certain other foreign corporations. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December. Also, distributions are taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid for your Fund Shares).

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes the Fund pays. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate its recognition of ordinary income and may affect the timing or amount of its distributions.

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's shares. Any gain resulting from the redemption or exchange of your Fund shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange before December 31, 2008, of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's Advisor or Sub-Advisor does not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

->

Shareholder Information

Back-Up Withholding

The Fund is required in certain circumstances to apply backup withholding on distributions and redemption proceeds otherwise payable to any noncorporate shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or, in the case of distributions, who is otherwise subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010.

For more information about taxes, please consult the SAI.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

->

[LOGO] Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2004, both of which are available free of charge upon request (see back cover).

->

Other Information About the Fund                            Financial Highlights

GROWTH AND INCOME PORTFOLIO -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                             Investment Activities
                                                    ----------------------------------------
                                                                  Net Realized
                                                                 and Unrealized
                                        Net Asset       Net      Gains (Losses)      Total
                                          Value,    Investment        from           from
                                        Beginning     Income       Investments    Investment
                                        of Period     (Loss)      in Affiliates   Activities
                                        ---------   ----------   --------------   ----------
GROWTH AND INCOME
   PORTFOLIO
   Year Ended July 31, 2004              $  8.88       0.12            0.60           0.72
   Year Ended July 31, 2003              $  8.33       0.12            0.56           0.68
   Year Ended July 31, 2002              $  9.76       0.18           (1.14)         (0.96)
   Year Ended July 31, 2001+             $ 10.54       0.24           (0.07)          0.17
   Period Ended July 31, 2000 (a)        $ 10.48       0.14            0.04           0.18
   Period Ended December 31, 1999 (b)    $ 10.10       0.11            0.41           0.52

                                                 Less Dividends from
                                        -------------------------------------
                                                          Net                                               Total
                                                       Realized                              Net Asset     Return
                                            Net       Gains from                               Value,    (Excluding
                                        Investment    Investment      Total     Redemption      End         Sales
                                          Income     Transactions   Dividends      Fees      of Period     Charge)
                                        ----------   ------------   ---------   ----------   ---------   ----------
GROWTH AND INCOME
   PORTFOLIO
   Year Ended July 31, 2004               (0.12)           --         (0.12)        --#       $  9.48        8.13%
   Year Ended July 31, 2003               (0.13)           --         (0.13)        --        $  8.88        8.30%
   Year Ended July 31, 2002               (0.19)        (0.28)        (0.47)        --        $  8.33      (10.17)%
   Year Ended July 31, 2001+              (0.32)        (0.63)        (0.95)        --        $  9.76        1.61%
   Period Ended July 31, 2000 (a)         (0.12)           --         (0.12)        --        $ 10.54        1.69%@
   Period Ended December 31, 1999 (b)     (0.11)        (0.03)        (0.14)        --        $ 10.48        5.21%@

                                                Ratios (to average net assets)/Supplemental Data
                                        --------------------------------------------------------------
                                                                                                Net
                                                                    Expenses                  Assets,
                                            Net                     (before       Portfolio   End of
                                        Investment      Net       Reductions/      Turnover   Period
                                          Income     Expenses   Reimbursements)     Rate*     (000's)
                                        ----------   --------   ---------------   ----------- --------
GROWTH AND INCOME
   PORTFOLIO
   Year Ended July 31, 2004               1.27%       0.58%           0.83%           38%     $ 43,856
   Year Ended July 31, 2003               1.51%       0.62%           0.86%          135%     $ 28,745
   Year Ended July 31, 2002               2.04%       0.60%           0.82%           69%     $ 14,312
   Year Ended July 31, 2001+              2.44%       0.63%           0.87%           51%     $  6,535
   Period Ended July 31, 2000 (a)         2.15%@@     0.72%@@         0.88%@@         21%     $    271
   Period Ended December 31, 1999 (b)     2.44%@@     0.95%@@         2.27%@@         57%     $    535

  + Net investment income (loss) is based on average shares outstanding during the period.

  #  Less than one cent per share.

  * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

  @  Not annualized.

 @@  Annualized.

(a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.

(b) For the period from March 8, 1999 (commencement of operations) through December 31, 1999.

Other Information About the Fund                            Financial Highlights

GROWTH AND INCOME PORTFOLIO -- B SHARES Selected data for a share outstanding throughout the period indicated.

                                                             Investment Activities
                                                   ------------------------------------------
                                                                  Net Realized
                                                                 and Unrealized
                                        Net Asset       Net      Gains (Losses)      Total
                                          Value,    Investment        from           from
                                        Beginning     Income       Investments    Investment
                                        of Period     (Loss)      in Affiliates   Activities
                                       ----------- ------------ ---------------- ------------
GROWTH AND INCOME
   PORTFOLIO
   Year Ended July 31, 2004              $  8.86       0.05          0.61           0.66
   Year Ended July 31, 2003              $  8.32       0.06          0.56           0.62
   Year Ended July 31, 2002              $  9.77       0.12         (1.16)         (1.04)
   Year Ended July 31, 2001+             $ 10.53       0.24         (0.12)          0.12
   Period Ended July 31, 2000 (a)        $ 10.50       0.10          0.02           0.12
   Period Ended December 31, 1999 (b)    $ 10.00       0.08          0.53           0.61

                                                  Less Dividends from
                                        -------------------------------------
                                                          Net                                               Total
                                                       Realized                              Net Asset     Return
                                            Net       Gains from                               Value,    (Excluding
                                        Investment    Investment      Total     Redemption      End         Sales
                                          Income     Transactions   Dividends      Fees      of Period     Charge)
                                        ----------   ------------   ---------   ----------   ---------   ----------
GROWTH AND INCOME
   PORTFOLIO
   Year Ended July 31, 2004               (0.06)           --         (0.06)        --#       $  9.46       7.49%
   Year Ended July 31, 2003               (0.08)           --         (0.08)        --        $  8.86       7.45%
   Year Ended July 31, 2002               (0.13)        (0.28)        (0.41)        --        $  8.32     (10.98)%
   Year Ended July 31, 2001+              (0.25)        (0.63)        (0.88)        --        $  9.77       1.09%
   Period Ended July 31, 2000 (a)         (0.09)           --         (0.09)        --        $ 10.53       1.13%@
   Period Ended December 31, 1999 (b)     (0.08)        (0.03)        (0.11)        --        $ 10.50       6.10%@

                                                Ratios (to average net assets)/Supplemental Data
                                        --------------------------------------------------------------
                                                                                                Net
                                                                    Expenses                  Assets,
                                            Net                     (before       Portfolio    End of
                                        Investment      Net       Reductions/     Turnover     Period
                                          Income     Expenses   Reimbursements)     Rate*     (000's)
                                        ----------   --------   ---------------   ---------   --------
GROWTH AND INCOME
   PORTFOLIO
   Year Ended July 31, 2004               0.52%       1.33%          1.58%            38%     $ 13,141
   Year Ended July 31, 2003               0.76%       1.37%          1.61%           135%     $  3,839
   Year Ended July 31, 2002               1.31%       1.35%          1.58%            69%     $  1,607
   Year Ended July 31, 2001+              2.40%       1.37%          1.60%            51%     $  1,656
   Period Ended July 31, 2000 (a)         1.58%@@     1.40%@@        1.57%@@          21%     $  1,613
   Period Ended December 31, 1999 (b)     1.74%@@     1.52%@@        4.26%@@          57%     $  1,725

  + Net investment income (loss) is based on average shares outstanding during the period.

  #  Less than one cent per share.

  * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

  @  Not annualized.

 @@  Annualized.

(a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.

(b) For the period from January 27, 1999 (commencement of operations) through December 31, 1999.

[AMSOUTH FUNDS(R) LOGO]

3435 Stelzer Road
Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                      AmSouth Funds
                      3435 Stelzer Road
                      Columbus, Ohio 43219
                      Telephone: 1-800-451-8382
                      Internet: http://www.amsouthfunds.com

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o    Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

[AMSOUTH FUNDS(R) LOGO] 3435 Stelzer Road
                        Columbus, OH 43219   www.amsouthfunds.com

[AMSOUTH FUNDS(R) LOGO] 3435 Stelzer Road
                        Columbus, OH 43219   www.amsouthfunds.com   ASO120103-AB

                                           AMSOUTH FUNDS
                                           AMSOUTH STRATEGIC PORTFOLIOS:
                                           GROWTH PORTFOLIO
                                           INVESTOR GUIDE AND PROSPECTUS

                                              CLASS A SHARES
                                              CLASS B SHARES

[AMSOUTH FUNDS(R) LOGO]                                         DECEMBER 1, 2004

[AMSOUTH FUNDS(R) LOGO]

                    Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

      o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

      o Account history, including information about the transactions and balances in a customer's account(s); and

      o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

      o   If you request or authorize the disclosure of the information.

      o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

      o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.

     (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.

                           Not part of the prospectus

                                           AMSOUTH FUNDS
                                           AMSOUTH STRATEGIC PORTFOLIOS:
                                           GROWTH PORTFOLIO
                                           PROSPECTUS

                                              CLASS A SHARES
                                              CLASS B SHARES

As with all mutual funds, the Securities
and Exchange Commission has not approved
or disapproved these Fund shares or
determined whether this prospectus                              DECEMBER 1, 2004
is truthful or complete. Any representation to the contrary is a criminal offense.

AmSouth Funds                        Table of Contents

                                     Description of the Fund -- Objectives,
                      [LOGO]         Risk/return and Expenses
--------------------------------------------------------------------------------
Carefully review this important           2   Overview
section, which summarizes the             3   AmSouth Funds: Strategic
Fund's investments, risks, past               Portfolios
performance, and fees.                    4   Strategic Portfolios: Growth
                                              Portfolio

                      [LOGO]         Additional Investment Strategies and Risks
--------------------------------------------------------------------------------
Review this section for additional            Investment Strategies
information on investment                     Investment Practices
strategies and investment practices       9   Investment Risks
and their risks.                         10   Additional Specific Risks

                      [LOGO]         Fund Management
--------------------------------------------------------------------------------
Review this section for details on       12   The Investment Advisor
the people and organizations who         13   Portfolio Manager
provide services to the Fund.            13   The Distributor and Administrator

                      [LOGO]         Shareholder Information
--------------------------------------------------------------------------------
Review this section for details on       14   Choosing a Share Class
how shares are valued, how to            15   Pricing of Fund Shares
purchase, sell and exchange shares,      16   Purchasing and Adding to Your
related charges and payments of               Shares
dividends and distributions.             20   Selling Your Shares
                                         22   General Policies on Selling Shares
                                         23   Distribution Arrangements/Sales
                                              Charges
                                         27   Distribution and Service (12b-1)
                                              Fees and Shareholder Servicing
                                              Fees
                                         28   Exchanging Your Shares
                                         29   Dividends, Other Distributions and
                                              Taxes

                     [LOGO]          Other Information About The Fund
--------------------------------------------------------------------------------
                                         31   Financial Highlights

[LOGO] Description of the Fund -- Objectives, Risk/Return and Expenses       Overview

The Fund The AmSouth Funds Strategic Portfolio: Growth Portfolio (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares and Class B Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                      The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                      The value of your investment in the Fund is based on the market prices of the securities of the Underlying Funds held by the Fund. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Underlying Funds own and the markets where the securities trade.

                      Like other investments, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the Federal Deposit Insurance Corporation or other government agency.


                      The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                      The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

->

                                                                                   AmSouth Funds:
[LOGO] Description of the Fund -- Objectives, Risk/Return and Expenses       Strategic Portfolios

                      The Fund is one of four AmSouth Funds Strategic Portfolios ("Strategic Portfolios"). The Strategic Portfolios are "funds of funds" that invest substantially all their assets in Class I Shares of other Funds of the AmSouth Funds ("Underlying Funds"), whose objectives, strategies, and risks are described in a separate prospectus. The Underlying Funds include the series that comprise the AmSouth Equity Funds, the AmSouth Bond Funds and the AmSouth Money Market Funds.

Who May Want to       Consider investing in the Fund and other Strategic
Invest                Portfolios if you are:

                          o seeking the benefits of asset allocation and risk-reducing diversification

                          o seeking investment professionals to select and maintain a portfolio of mutual funds for you

                          o seeking to spread your investment among many different mutual funds that match your goals in one simple package

                      The Fund and other Strategic Portfolios may not be appropriate if you are:

                          o pursuing a short-term goal or investing emergency reserves

                          o uncomfortable with an investment that will fluctuate in value

->

                                                                         AmSouth Strategic Portfolios:
Description of the Fund -- Objectives, Risk/Return and Expenses          Growth Portfolio

                      Risk/Return Summary

Investment Objective  The Fund seeks to provide investors with long-term capital growth.

Principal             The Fund allocates its assets among the Underlying Funds
Investment            within predetermined strategy ranges, as set forth below.
Strategies            The Advisor makes allocation decisions according to its
                      outlook for the economy, financial markets and relative market valuation of the Underlying Funds.

                      Under normal market conditions, the Fund invests its assets in the following Underlying Funds within the allocation ranges (expressed as a percentage of the Fund's total assets) indicated below:

                      Underlying Fund                Allocation Range
                      Value Fund                       0%-15%
                      Select Equity Fund               0%-15%
                      Enhanced Market Fund             0%-20%
                      Large Cap Fund                   0%-15%
                      Capital Growth Fund              0%-15%
                      Mid Cap Fund                     0%-15%
                      Small Cap Fund                   0%-15%
                      International Equity Fund        0%-15%
                      Government Income Fund           0%-15%
                      High Quality Bond Fund           0%-45%
                      Limited Term Bond Fund           0%-15%
                      Prime Money Market Fund          0%-5%

                      The Fund's selection of the Underlying Funds in which to invest, as well as the percentage of the Fund's assets which can be invested in each Underlying Fund, are not fundamental investment policies and can be changed without the approval of shareholders. The investment styles of the Underlying Funds are described in a separate prospectus.

                      For more information about the Fund, please see the Additional Investment Strategies and Risks on page 8 or consult the SAI.

                      Your investment in the Fund may be subject to the following principal risks:

Principal             The Fund's investments are invested in the Underlying
Investment Risks      Funds, so the Fund's investment performance is directly
                      related to the performance of those Underlying Funds.
                      Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by such Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds' holdings.

                      The Fund invests in Underlying Funds that invest primarily in equity securities. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced.

                      The Fund also invests in Underlying Funds that invest primarily in fixed-income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded.

                      For more information about these risks, please see the Additional Investment Strategies and Risks on page 8.

->

                                                                        AmSouth Strategic Portfolios:
Description of the Fund -- Objectives, Risk/Return and Expenses         Growth Portfolio

The bar chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it compares the Fund's performance over time to that of the S&P 500. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                 Performance Bar Chart and Table
                 Year-By-Year Total Returns as of 12/31
                 for Class A Shares(1),(2)

   [THE FOLLOWING TABLE WAS REPRESENTED BY THE BAR GRAPH IN PRINTED MATERIAL]

                        2000      0.59%
                        2001     -5.77%
                        2002    -13.63%
                        2003     21.81%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/04 to 9/30/04 was 0.94%.

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

Best quarter:     11.62%   6/30/03
Worst quarter:   -12.73%   9/30/02

Average Annual Total Returns
(for the periods ending
December 31, 2003)(1)

->

                                                         1      Since Inception
                                                        Year        (2/1/99)

Class A Shares(2) Return Before Taxes
   (with 5.50% sales charge)                            15.06%      0.52%
--------------------------------------------------------------------------------
Class A Shares Return After Taxes on Distributions      14.78%     -0.56%
--------------------------------------------------------------------------------
Class A Shares Return After Taxes on Distributions
   and Sale of Fund Shares                               9.87%     -0.11%
--------------------------------------------------------------------------------
Class B Shares(2) Return Before Taxes
   (with applicable Contingent Deferred Sales Charge)   15.94%      0.83%
--------------------------------------------------------------------------------
S&P 500 Index                                           28.67%     -1.02%
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) The quoted returns reflect the performance from 2/1/99 to 3/12/00 of the ISG Growth Portfolio, which was an open-end investment company and the predecessor fund to the AmSouth Strategic Portfolios: Growth Portfolio. The predecessor fund was managed using substantially the same investment objective, policies and methodologies as the Fund. Class A Shares and Class B Shares were first offered on 2/1/99 and 2/15/99, respectively.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                 AmSouth Strategic Portfolios:
Description of the Fund -- Objectives, Risk/Return and Expenses               Growth Portfolio

As an investor in the AmSouth Strategic Portfolios: Growth Portfolio, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

--------------------------------------------------------------------------------
Contingent Deferred Sales Charge

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").
--------------------------------------------------------------------------------

                                Fees and Expenses

Shareholder Transaction Expenses        Class A    Class B
   (expenses paid by you directly)(1)    Shares     Shares

Maximum Sales Charge
   (Load) on Purchases                   5.50%(2)   None
------------------------------------------------------------
Maximum Deferred Sales
   Charge (Load)                         None       5.00%(3)
------------------------------------------------------------
Redemption Fee(4)                        2.00%      2.00%

Annual Fund Operating Expenses          Class A    Class B
   (fees paid from Fund assets)          Shares     Shares

Management Fee                           0.20%      0.20%
------------------------------------------------------------
Distribution and/or Service
   (12b-1) Fee                           None       0.75%
------------------------------------------------------------
Other Expenses(5)                        0.63%      0.62%
------------------------------------------------------------
   Total Fund Operating Expenses(5)      0.83%      1.57%
------------------------------------------------------------
 Fee Waiver and/or Expense
 Reimbursement(6)                       -0.10%     -0.10%
------------------------------------------------------------
   Net Expenses(6)                       0.73%      1.47%
------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, the CDSC on such Class B Shares held continuously declines over six years, starting with year one and ending in year seven from: 4%, 3%, 3%, 2%, 2%, 1%. For all other Class B Shares held continuously, the CDSC declines over six years, starting with year one and ending in year seven from: 5%, 4%, 3%, 2%, 1%. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.

(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.30% for Class A Shares and 0.29% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 0.50%; and Class B Shares, 1.24%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(6) The above amounts reflect a reduction in shareholder servicing fees required by NASD rules, which limit total shareholder servicing fees paid by the Fund to 0.25%. Class A Shares and Class B Shares each pay a shareholder servicing fee in the amount of 0.25%. As reduced, the shareholder servicing fees are 0.15% for Class A Shares and 0.15% for Class B Shares. The Class I Shares of the Underlying Funds in which the Fund invests pay a shareholder servicing fee in the amount of 0.15%, of which 0.05% is waived by the Distributor. Hence, the aggregate shareholder servicing fee paid directly and indirectly by each of the Class A Shares and the Class B Shares is 0.25%.

->

                                                                  AmSouth Strategic Portfolios:
Description of the Fund -- Objectives, Risk/Return and Expenses                Growth Portfolio

In addition to the expenses shown above, if you buy and hold shares of the AmSouth Strategic Portfolios: Growth Portfolio you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is as follows:

                 AmSouth Strategic Portfolios: Growth Portfolio

Class A Shares*   2.12%
-----------------------
Class B Shares*   2.86%
-----------------------

* Certain expenses for each of the Underlying Funds are limited by the Adviser. Taking into account the fee waivers and expense reimbursements for the Underlying Funds and the AmSouth Strategic Portfolio: Growth Portfolio, total expenses for each class are: Class A Shares, 1.54% and Class B Shares, 2.27%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o    $10,000 investment

     o    5% annual return

     o    no changes in the Fund's operating expenses

     o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

                                 Expense Example

                           1        3         5         10
                          Year    Years     Years     Years

Class A Shares           $ 753    $ 1,177   $ 1,626   $ 2,867
-------------------------------------------------------------
Class B Shares
Assuming redemption      $ 789    $ 1,186   $ 1,708   $ 3,010
Assuming no redemption   $ 289    $   886   $ 1,508   $ 3,010
-------------------------------------------------------------

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                                                                               7

[LOGO] Additional Investment Strategies and Risks

The Advisor will make allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Fund. The Fund has a "benchmark percentage" representing the asset class mix of the Underlying Funds the Advisor expects to maintain when its assessment of economic conditions and other factors indicate that the financial markets are fairly valued relative to each other. The Advisor anticipates that the Fund's asset class benchmark percentage will be as follows:

                              Benchmark Percentages

                        Underlying Fund         Growth
                         Asset Class           Portfolio
                        --------------------------------
                        Equity Funds              70%
                        Bond Funds                29%
                        Money Market Funds         1%

These benchmark percentages are not fundamental investment polices and can be changed without the approval of shareholders.

Under normal market conditions, the Advisor expects to adhere to the benchmark percentages set forth above and the strategy ranges set forth herein; however, the Advisor reserves the right to vary such percentages and ranges as the risk/return characteristics of the financial markets or Underlying Fund asset classes, as assessed by the Advisor, vary over time.

The Fund may invest, in anticipation of otherwise investing cash positions, directly in U.S. Government securities and short-term paper, such as bankers' acceptances. Under normal market conditions, the Fund does not expect to have a substantial portion of its assets invested in such securities. However, when the Advisor determines that adverse market conditions exist, the Fund may adopt a temporary defensive posture and invest entirely in such securities. Although the Fund would do this to avoid losses, it could reduce the benefit of any upswing in the market. During such periods, the Fund may not achieve its investment objective. Because the Fund invests in the Underlying Funds, there will be duplication of advisory fees and certain other expenses.

To manage its daily cash positions, each Fund also may invest in securities issued by investment companies that invest in short-term debt securities and seek to maintain a net asset value of $1.00, including AmSouth Money Market Funds (pursuant to an SEC exemptive order).

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8

Additional Investment Strategies and Risks

Investment Risks

Below is a more complete discussion of the types of risks inherent in the investment techniques and risks discussed in "Risk/ Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Underlying Funds may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by GNMA, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA, FHLMC, the Student Loan Marketing Association and the Federal Home Loan Banks, by the credit of the issuing agency, such as securities issued by the Federal Farm Credit Banks and Tennessee Valley Authority or by the U.S. government in some other way.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Company Risk. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Additional Investment Strategies and Risks

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Non-Diversification Risk. A fund which is non-diversified may invest a greater percentage of its assets in a particular issuer compared with other funds and, accordingly, the fund's portfolio may be more sensitive to changes in the market value of a single issuer.

Prepayment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay -- higher yielding bonds before their stated maturity. Changes in prepayment rates can result in greater price and yield volatility. Prepayments and calls generally accelerate when interest rates decline. When mortgage and other obligations are prepaid or called, the Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, the Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Small Company Risk. Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If the Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code of 1986 as amended (the "Code"), which would cause adverse tax consequences.

Additional Specific Risks

In addition to the risks discussed above, the Fund's investments may also be subject to the following risks based on the Fund's use of certain investments and investment techniques as indicated for each risk. More information regarding the different investments and investment techniques is available in the Fund's SAI.

Leverage Risk. (call options, futures and related options, put options, repurchase agreements, reverse repurchase agreements, securities lending)

The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

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10

Additional Investment Strategies and Risks

Management Risk. The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

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                                                                              11

[LOGO] Fund Management

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor for the Fund. As of July 31, 2004, AAMI had over $9.7 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of September 30, 2004, AmSouth Bank had $15.3 billion in assets under discretionary management and provided custody services for an additional $11.2 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of September 30, 2004 of $49.8 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program. Investment sub-advisory services are provided to certain of the Underlying Funds, subject to AAMI's supervision and oversight, pursuant to an investment sub-advisory agreement between AAMI and an investment sub-advisor. AAMI recommends the hiring, termination and replacement of investment sub-advisors to the Board. Upon the receipt of an order from the Securities and Exchange Commission, or a rule change, AAMI may be permitted to enter into new or modified investment sub-advisory agreements with existing or new investment sub- advisors, subject to approval only by the Board.

For these advisory services, the Fund paid the Advisor a fee of 0.10% of the average daily net assets of the Fund during the fiscal year ended July 31, 2004.

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12

Fund Management

Portfolio Manager

Investment decisions for the Fund are made by a team of the Advisor's portfolio managers, and no person is primarily responsible for making recommendations to the team.

The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares (the "Distributor"). BISYS and the Advisor may, from time to time, directly or through an affiliate, use their fee revenue, past profits, or other revenue sources, without limitation, to pay promotional, administrative, shareholder support, and other expenses to third parties, including broker-dealers, in connection with the offer, sale and administration of shares of the Funds.

For more detailed information about the Advisor and other service providers, please see the SAI.

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                                                                              13

[LOGO] Shareholder Information

Choosing a Share Class

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

o    Front-end sales charges, as described below.

o    Shareholder servicing fees of 0.25% of average daily net assets.

Class B Shares

o    No front-end sales charge; all your money goes to work for you right away.

o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. The Fund bears a distribution fee (also called a 12b-1 fee) of 0.75%.

o    A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o Maximum investment for all Class B purchases by a shareholder for a Fund's shares: $99,999.

o Because 12b-1 fees are paid on an ongoing basis for eight years, Class B shareholders could end up paying more expenses over the long term than if they had purchased Class A Shares and paid a front-end sales charge.

For actual past expenses of each share class, see the specific information provided in this Prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

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14

Shareholder Information

Pricing of Fund Shares

--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                     NAV =
                          Total Assets -- Liabilities
                          ---------------------------
                               Number of Shares
                                  Outstanding

Generally, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------

Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time on days the NYSE is open. In addition, the Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

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                                                                              15

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

Additionally, banks, brokers and other financial institutions and representatives may use shares of the AmSouth Money Market Funds in "sweep" programs whereby the accounts of a participating customer of the financial institution or representative are automatically "swept" into shares of one of the Money Market Funds. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

->

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:

o    Name;

o    Date of birth (for individuals);

o Residential or business street address (although post office boxes are still permitted for mailing); and

o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Securities Valuation

The Fund values equity securities daily at their latest available sales price, or absent such a price, by reference to the latest available bid and asked prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued at the Nasdaq Official Closing Price provided by the Nasdaq each business day. For fixed income securities, the Fund use valuations furnished by pricing services approved by the Board and that use both dealer-supplied valuations and electronic and matrix techniques. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in investment companies are valued at their net asset values as reported by such companies. The prospectuses for the registered investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Shareholder Information

Securities and other assets for which market quotations are not readily available are valued at their fair value as determined pursuant to procedures established by the Board ("fair value pricing"). In addition, fair value pricing may be used to determine the value of a portfolio security if there has been a "significant event," which, under the Fund's procedures is an event that has materially affected the value of the security. When determining whether a significant event has occurred there must be a reasonably high degree of certainty that an event actually has caused the closing market price of the securities to no longer reflect their value at the time set for the Fund's NAV calculation.

Fair value pricing generally will be used if the exchange on which a portfolio security is principally traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's NAV calculation. Fair value pricing also may be used when: (1) governmental actions affect securities in one sector, country or region in a particular way, (2) natural disasters or armed conflicts affect a country or region, or (3) there are significant domestic or foreign market fluctuations.

The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board's designee instead of being determined by market prices. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Board has approved the use of FT Interactive Data Corporation to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events.

                                               Minimum
                            Minimum Initial   Subsequent
Account type                  Investment      Investment

Class A or Class B
--------------------------------------------------------
Regular*                       $ 1,000          $   0
--------------------------------------------------------
Automatic Investment Plan      $   250          $ 100
--------------------------------------------------------

* Employees of AmSouth Bank, BISYS Fund Services and their affiliates are subject to a $100.00 minimum initial investment in AmSouth Funds.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of fund prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the Fund's prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

Shareholder Information

Instructions For Opening Or Adding To An Account -- Class A Shares And Class B Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. To purchase directly with the Fund, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.   Make check payable to "AmSouth Funds."

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

Subsequent Investment:

1.   Use the investment slip attached to your account statement.
     Or, if unavailable,

2.   Include the following information on a piece of paper:

     o    AmSouth Funds/Fund name

     o    Share class

     o    Amount invested

     o    Account name

     o    Account number.

     Include your account number on your check.

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

By Overnight Service

See instructions 1-2 above for initial or subsequent investments.

3.   Send to: AmSouth Funds
     c/o BISYS Fund Services
     Attn: T.A. Operations
     3435 Stelzer Road, Columbus, OH 43219.

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

->

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.

                                   Questions?
                           Call 1-800-451-8382 or your
                           investment representative.

Shareholder Information

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:
Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:
Your name
Your confirmation number

After instructing your bank to wire the payment, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.
--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------
Automatic Investment Plan

You can make automatic investments in the Fund from your bank account. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

     o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

     o    Your bank name, address and account number

     o    The amount you wish to invest automatically (minimum $100)

     o How often you want to invest (every month, 4 times a year, twice a year or once a year)

     o    Attach a voided personal check.

To invest regularly from your paycheck or government check:
Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

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                                                                              19

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------
Withdrawing Money From Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
--------------------------------------------------------------------------------

Contingent Deferred Sales Charge

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

     1. Call 1-800-451-8382 with instructions as to how you wish to receive your proceeds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)

By mail

     1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:

          o    your Fund and account number

          o    amount you wish to redeem

          o    address where your check should be sent

          o    account owner signature.

     2.   Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares -- Redemptions in Writing Required" below).

     1.   See instruction 1 above.

     2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

->

Shareholder Information

Selling Your Shares
continued

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

You must indicate this option on your application. Your bank must participate in the ACH and must be a U.S. bank.

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o    Include a voided personal check.

o    Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

A 2% redemption fee may be charged on shares withdrawn from your account within 30 days of the date of purchase.

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                                                                              21

Shareholder Information

General Policies On Selling Shares

Redemption Fee

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

The fee will be charged on all covered redemptions and exchanges, including those made through retirement plan, brokerage and other types of omnibus accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee). The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

     o    redemptions of shares held in certain omnibus accounts;

     o    retirement plans that cannot implement the redemption fee;

     o certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of a shareholder (or if a trust, its beneficiary);

     o redemptions from accounts that meet certain criteria established by management and approved by the Board.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

     o    The check is not being mailed to the address on your account; or

     o    The check is not being made payable to the owner of the account.

     o You are requesting a redemption with electronic or wire transfer payment and have not previously established this option on your account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

->

Shareholder Information

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you may pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

Undeliverable or Uncashed Checks

If redemption or distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, the check may be canceled and the money reinvested into your account at the then current NAV. If the uncashed or undeliverable check is for a cash distribution, your account may be changed automatically so that all future distributions are reinvested in your account.

Distribution Arrangements/Sales Charges

Calculation of Sales Charges

Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                           Sales Charge     Sales Charge
            Your            as a % of        as a % of
         Investment       Offering Price   Your Investment

Up to $49,999                5.50%              5.82%
----------------------------------------------------------
$50,000 up to $99,999        4.50%              4.71%
----------------------------------------------------------
$100,000 up to $249,999      3.50%              3.63%
----------------------------------------------------------
$250,000 up to $499,999      2.50%              2.56%
----------------------------------------------------------
$500,000 up to $999,999      1.50%              1.52%
----------------------------------------------------------
$1,000,000 and above(1)      0.00%              0.00%
----------------------------------------------------------

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge ("CDSC") of up to 1.00% of the purchase price may be charged to the shareholder if shares are redeemed in the first year after purchase, with the exception of distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan. This CDSC will be based on the lower of your cost for the shares or their NAV at the time of redemption and will not be charged on shares exchanged for shares of the same class of another AmSouth Fund. There will be no CDSC on reinvested distributions. The Distributor may provide additional compensation for retail accounts in an amount up to 1.00% of the offering price of Class A Shares of the Fund for retail account sales of $1 million to $3 million. For retail account sales over $3 million, the amount of additional compensation may be negotiated.

->

Shareholder Information

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to all shareholders with investments in AmSouth Funds of $50,000 or more with respect to the Equity Funds and Hybrid Funds and $100,000 or more with respect to the Bond Funds. In addition, you may qualify for reduced sales charges under the following circumstances.

     o Letter Of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

     o Rights Of Accumulation. When the value of Class A Shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. To determine whether the sale charge reduction applies, the value of the shares you already own will be calculated by using the greater of the current value or the original investment amount. To be eligible for the right of accumulation, shares of the Fund must be held in the following types of accounts:

               o    Individual or Joint Accounts

               o    Certain Retirement Accounts (IRA's, etc.)

               o Other accounts owned by the same shareholder (determined by TAX ID) or other shareholders eligible under the Combination Privilege defined below.

     o Combination Privilege. You can also combine eligible accounts of multiple AmSouth Funds or accounts of immediate family household members (spouse and children under the age of 21) to achieve reduced sales charges.

In order to obtain a sales charge reduction you may need to provide the Distributor or your investment representative, at the time of purchase, with information regarding shares held in other accounts which may be eligible for aggregation. When informing the Distributor or investment representative it may be necessary to provide information or records regarding shares of the Fund held in (i) all accounts with the Funds or your investment representative; (ii) accounts with other investment representatives; and (iii) accounts in the name of immediate family household members (spouse and children under 21).

Information regarding the Fund's sales charge reduction program can also be obtained free of charge on the Fund's web-site: www.amsouthfunds.com.

->

Shareholder Information

Class B Shares

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge ("CDSC") at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

 Years       CDSC as a % of
 Since       Dollar Amount
Purchase   Subject to Charge*

  0-1            5.00%
  1-2            4.00%
  2-3            3.00%
  3-4            3.00%
  4-5            2.00%
  5-6            1.00%
more than 6      None

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature -- Class B Shares

     o Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.*

     o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.

     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

     o If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another AmSouth Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.

     o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the Fund after seven years from the end of the month of purchase.

->

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Sales Charge Waivers
Class A Shares

The following qualify for waivers of sales charges:

     o Shares purchased from investment representatives through fee-based investment products or accounts.

     o Shares purchased upon the reinvestment of dividend and capital gain distributions.

     o Shares purchased by officers, directors, trustees, employees, retired employees, and Immediate Family* of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the AmSouth Funds and their affiliates.

     o Shares purchased by employees and their immediate family members of dealers who have an agreement with the Distributor.

     o Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs).

     o    Shares purchased under the Reinstatement Privilege defined below.

* Immediate Family is defined as your spouse and children under the age of 21 living at your same address.

You must, at the time of purchase, give the Transfer Agent, Distributor or investment representative sufficient information to permit confirmation of your qualification for a sales charge waiver. In certain circumstances, the Transfer Agent, Distributor or investment representative may not be able to confirm that your investment qualifies for a specific waiver and the Class A sales charge will be deducted from your investment.

The Distributor may also waive the sales charge at any time in its own discretion.

--------------------------------------------------------------------------------
Reinstatement Privilege

 If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.
--------------------------------------------------------------------------------

->

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class B Shares

The CDSC will be waived under certain circumstances, including the following:

     o Redemptions from accounts following the death or disability of a shareholder.

     o    Returns of excess contributions to retirement plans.

     o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.

     o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.

     o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 701/2.

Distribution and Service (12b-1) Fees and Shareholder Servicing Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

     o The 12b-1 and shareholder servicing fees vary by share class as follows:

          o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.

          o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.

          o The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

Short-Term Trading

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 30 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sales of the Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

->

Shareholder Information

Exchanging Your Shares

You can exchange your shares in the Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

     o    Your name and telephone number;

     o    The exact name on your account and account number;

     o    Taxpayer identification number (usually your Social Security number);

     o    Dollar value or number of shares to be exchanged;

     o    The name of the Fund from which the exchange is to be made;

     o    The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.

Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

     o    Complete the appropriate section of the Account Application.

     o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

Notes On Exchanges

     o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

     o The registration and tax identification numbers of the two accounts must be identical.

     o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

     o Be sure to read carefully the prospectus of any Fund into which you wish to exchange shares.

     o To prevent disruption in the management of the Fund, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the Fund during a calendar year.

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

You will normally have to pay federal income tax, and any state or local income taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated as capital gain dividends are taxable as long-term capital gains. For taxable years beginning on or before December 31, 2008, distributions of ordinary dividends to the Fund's non-corporate shareholders may be treated as "qualified dividend income", which is taxed at reduced rates, if such distributions are derived from, and designated by the Fund as, "qualified dividend income" and provided that holding period and other requirements are met at both the shareholder and fund level. "Qualified dividend income" generally is income derived from dividends of U.S. corporations, "qualified foreign corporations", and certain other foreign corporations. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December. Also, distributions are taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid for your Fund Shares.)

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes the Fund pays. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate its recognition of ordinary income and may affect the timing or amount of its distributions.

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's shares. Any gain resulting from the redemption or exchange of your Fund shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange before December 31, 2008, of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's Advisor and Sub-Advisor does not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

->

Shareholder Information

Back-Up Withholding

The Fund is required in certain circumstances to apply backup withholding on distributions and redemption proceeds otherwise payable to any noncorporate shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or, in the case of distributions, who is otherwise subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010.

For more information about taxes, please consult the Statement of Additional Information.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

->

[LOGO] Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2004, both of which are available free of charge upon request (see back cover).

Other Information About the Fund                            Financial Highlights

GROWTH PORTFOLIO -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                              Investment Activities
                                                    ----------------------------------------
                                                                 Net Realized
                                                                 and Unrealized
                                        Net Asset       Net      Gains (Losses)      Total
                                         Value,     Investment        from           from
                                        Beginning     Income     Investments      Investment
                                        of Period     (Loss)     in Affiliates    Activities
                                        ---------   ----------   --------------   ----------
GROWTH PORTFOLIO
   Year Ended July 31, 2004              $  8.21       0.07           0.76          0.83
   Year Ended July 31, 2003              $  7.59       0.07           0.62          0.69
   Year Ended July 31, 2002              $  9.38       0.08          (1.48)        (1.40)
   Year Ended July 31, 2001+             $ 10.47       0.23          (0.42)        (0.19)
   Period Ended July 31, 2000 (a)        $ 10.58       0.07          (0.11)        (0.04)
   Period Ended December 31, 1999 (b)    $  9.93       0.14           0.73          0.87

                                                 Less Dividends from
                                        ---------------------------------------
                                                           Net                                               Total
                                                        Realized                              Net Asset     Return
                                             Net       Gains from                               Value,    (Excluding
                                         Investment    Investment      Total     Redemption      End         Sales
                                           Income     Transactions   Dividends      Fees      of Period     Charge)
                                        -----------   ------------   ---------   ----------   ---------   ----------
GROWTH PORTFOLIO
   Year Ended July 31, 2004                (0.06)           --         (0.06)        --        $  8.98      10.14%
   Year Ended July 31, 2003                (0.07)           --         (0.07)        --        $  8.21       9.18%
   Year Ended July 31, 2002                (0.09)        (0.30)        (0.39)        --        $  7.59     15.49)%
   Year Ended July 31, 2001+               (0.23)        (0.67)        (0.90)        --        $  9.38     (2.04)%
   Period Ended July 31, 2000 (a)          (0.07)           --         (0.07)        --        $ 10.47     (0.43)%@
   Period Ended December 31, 1999 (b)      (0.14)        (0.08)        (0.22)        --        $ 10.58       8.85%@

                                                Ratios (to average net assets)/Supplemental Data
                                        --------------------------------------------------------------
                                                                   Expenses        Assets,      Net
                                           Net                     (before        Portfolio    End of
                                        Investment     Net        Reductions/     Turnover    Period
                                          Income     Expenses   Reimbursements)     Rate*     (000's)
                                        ----------   --------   ---------------   ---------   --------
GROWTH PORTFOLIO
   Year Ended July 31, 2004               0.84%       0.51%         0.90%            27%      $ 23,117
   Year Ended July 31, 2003               0.94%       0.61%         1.06%           128%      $ 10,978
   Year Ended July 31, 2002               0.96%       0.71%         1.14%            63%      $  4,448
   Year Ended July 31, 2001+              2.31%       0.78%         1.22%            38%      $    981
   Period Ended July 31, 2000 (a)         1.27%@@     0.86%@@       1.25%@@          97%      $    763
   Period Ended December 31, 1999 (b)     2.44%@@     0.94%@@       9.41%@@          76%      $    164

  + Net investment income (loss) is based on average shares outstanding during the period.

  #  Less than one cent per share.

  * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

  @  Not annualized.

 @@  Annualized.

(a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.

(b) For the period from February 11, 1999 (commencement of operations) through December 31, 1999.

Other Information About the Fund                            Financial Highlights

GROWTH PORTFOLIO -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                              Investment Activities
                                                    ------------------------------------------
                                                                  Net Realized
                                                                 and Unrealized
                                        Net Asset      Net        Gains (Losses)     Total
                                          Value,    Investment       from            from
                                        Beginning     Income       Investments     Investment
                                        of Period     (Loss)      in Affiliates    Activities
                                        ---------   ----------   ---------------   ----------
GROWTH PORTFOLIO
   Year Ended July 31, 2004              $  8.16       0.01           0.74           0.75
   Year Ended July 31, 2003              $  7.55       0.01           0.62           0.63
   Year Ended July 31, 2002              $  9.34       0.02          (1.48)         (1.46)
   Year Ended July 31, 2001+             $ 10.44       0.15          (0.41)         (0.26)
   Period Ended July 31, 2000 (a)        $ 10.57       0.03          (0.12)         (0.09)
   Period Ended December 31, 1999 (b)    $  9.84       0.12           0.81           0.93

                                                 Less Dividends from
                                        ---------------------------------------
                                                         Net                                                Total
                                                       Realized                              Net Asset     Return
                                            Net       Gains from                               Value,    (Excluding
                                        Investment    Investment     Total      Redemption      End         Sales
                                          Income     Transactions   Dividends      Fees      of Period     Charge)
                                        ----------   ------------   ---------   ----------   ---------   ----------
GROWTH PORTFOLIO
   Year Ended July 31, 2004              (0.03)           --         (0.03)        -- #       $  8.88       9.15%
   Year Ended July 31, 2003              (0.02)           --         (0.02)        --         $  8.16       8.39%
   Year Ended July 31, 2002              (0.03)        (0.30)        (0.33)        --         $  7.55     (16.13)%
   Year Ended July 31, 2001+             (0.17)        (0.67)        (0.84)        --         $  9.34      (2.82)%
   Period Ended July 31, 2000 (a)        (0.04)           --         (0.04)        --         $ 10.44      (0.84)%@
   Period Ended December 31, 1999 (b)    (0.12)        (0.08)        (0.20)        --         $ 10.57       9.48%@

                                                   Ratios (to average net assets)/Supplemental Data
                                          ------------------------------------------------------------
                                                                                               Net
                                                                  Expenses                    Assets,
                                            Net                   (before         Portfolio    End of
                                        Investment      Net       Reductions/     Turnover    Period
                                          Income     Expenses   Reimbursements)     Rate*     (000's)
                                        ----------   --------   ---------------   ---------   --------
GROWTH PORTFOLIO
   Year Ended July 31, 2004               0.08%       1.25%         1.64%             27%     $ 17,334
   Year Ended July 31, 2003               0.19%       1.36%         1.81%            128%     $  4,491
   Year Ended July 31, 2002               0.22%       1.45%         1.89%             63%     $  1,886
   Year Ended July 31, 2001+              1.53%       1.53%         1.97%             38%     $  1,710
   Period Ended July 31, 2000 (a)         0.46%@@     1.56%@@       1.97%@@           97%     $  1,241
   Period Ended December 31, 1999 (b)     2.14%@@     1.55%@@       6.75%@@           76%     $    998

  + Net investment income (loss) is based on average shares outstanding during the period.

  #  Less than one cent per share.

  * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

  @  Not annualized.

 @@  Annualized.

(a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.

(b) For the period from February 15, 1999 (commencement of operations) through December 31, 1999.

[AMSOUTH FUNDS(R) LOGO]

3435 Stelzer Road
Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

          AmSouth Funds
          3435 Stelzer Road
          Columbus, Ohio 43219
          Telephone: 1-800-451-8382
          Internet: http://www.amsouthfunds.com

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o    Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

[AMSOUTH FUNDS(R) LOGO]   3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com

[AMSOUTH FUNDS(R) LOGO]   3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com  ASO120103-AB

                                       AMSOUTH FUNDS
                                       AMSOUTH VALUE FUND
                                       INVESTOR GUIDE AND PROSPECTUS

                                         CLASS A SHARES
                                         CLASS B SHARES

[AMSOUTH FUNDS(R) LOGO]                                 DECEMBER 1, 2004

[AMSOUTH FUNDS(R) LOGO]

                     Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

     o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

     o Account history, including information about the transactions and balances in a customer's account(s); and

     o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

     o    If you request or authorize the disclosure of the information.

     o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

     o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.

     (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.

                           Not part of the prospectus

                                       AMSOUTH FUNDS
                                       AMSOUTH VALUE FUND
                                       PROSPECTUS

                                          CLASS A SHARES
                                          CLASS B SHARES

As with all mutual funds, the Securities
and Exchange Commission has not approved
or disapproved these Fund shares or
determined whether this prospectus is
truthful or complete. Any representation to                     DECEMBER 1, 2004
the contrary is a criminal offense.

AmSouth Funds                            Table of Contents

                                     Description of the Fund -- Objectives,
                      [LOGO]         Risk/Return and Expenses
--------------------------------------------------------------------------------
Carefully review this important           2   Overview
section, which summarizes the             3   AmSouth Equity Funds
Fund's investments, risks, past           4   AmSouth Value Fund
performance, and fees.

                      [LOGO]         Additional Investment Strategies and Risks
--------------------------------------------------------------------------------
Review this section for additional        7   Investment Strategies
information on investment                 7   Investment Risks
strategies and investment practices       8   Additional Specific Risks
and their risks.

                      [LOGO]         Fund Management
--------------------------------------------------------------------------------
Review this section for details on        9   The Investment Advisor
the people and organizations who          9   Portfolio Manager
provide services to the Fund.             9   The Distributor and Administrator

                      [LOGO]         Shareholder Information
--------------------------------------------------------------------------------
Review this section for details on       10   Choosing a Share Class
how shares are valued, how to            11   Pricing of Fund Shares
purchase, sell and exchange shares,      12   Purchasing and Adding to Your
related charges and payments of                  Shares
dividends and distributions.             16   Selling Your Shares
                                         18   General Policies on Selling Shares
                                         19   Distribution Arrangements/Sales
                                                 Charges
                                         22   Distribution and Service (12b-1)
                                                 Fees and Shareholder Servicing
                                                 Fees
                                         23   Exchanging Your Shares
                                         24   Dividends, Other Distributions and
                                                 Taxes

                      [LOGO]         Other Information About The Fund
--------------------------------------------------------------------------------
                                         26   Financial Highlights

[LOGO] Description of the Fund -- Objectives, Risk/Return and Expenses       Overview

The Fund The AmSouth Value Fund (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares and Class B Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                      The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                      The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets where these securities trade.

                      Like other investments, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the Federal Deposit Insurance Corporation or any other government agency.

                      The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                      The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

->

Description of the Fund -- Objectives, Risk/Return and Expenses       AmSouth Equity Funds

                      The Fund is one of eight AmSouth Equity Funds. The AmSouth Equity Funds seek capital appreciation and invest primarily in equity securities, principally common stocks and, to a limited extent, preferred stocks and convertible securities.

Who May Want to       Consider investing in the Fund and other AmSouth Equity
Invest                Funds if you are:

                          o    seeking a long-term goal such as retirement

                          o looking to add a growth component to your portfolio

                          o willing to accept the risks of investing in the stock markets

                      The Fund and other AmSouth Equity Funds may not be appropriate if you are:

                          o pursuing a short-term goal or investing emergency reserves

                          o uncomfortable with an investment that will fluctuate in value

->

Description of the Fund -- Objectives, Risk/Return and Expenses       AmSouth Value Fund

                      Risk/Return Summary

Investment Objective  The Fund seeks capital growth by investing primarily in a diversified portfolio of common stock and securities convertible into common stock, such as convertible bonds and convertible preferred stock. The production of current income is an incidental objective.

Principal             The Fund invests primarily in common stocks that the
Investment            Advisor believes to be undervalued.
Strategies

                      In managing the Fund's portfolio, the Advisor combines fundamental and quantitative analysis with risk management to identify value opportunities, construct the portfolio and make purchase and sale decisions. The Advisor selects investments believed to have basic investment value that will eventually be recognized by other investors, thus increasing their value to the Fund.

                      The Fund may also invest in certain other equity securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 7 or consult the Statement of Additional Information ("SAI").

Principal             Your investment in the Fund may be subject to the
Investment Risks      following principal risks:

                      Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                      Investment Style Risk: The possibility that the market segment on which this Fund focuses -- undervalued stocks -- will underperform other kinds of investments or market averages.

                      The Fund may trade securities actively, to achieve its principal investment strategies. Active trading of portfolio securities could increase the Fund's transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on distributions of net gains realized on those trades).

                      If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                      For more information about these risks, please see the Additional Investment Strategies and Risks on page 7.

->

Description of the Fund -- Objectives, Risk/Return and Expenses       AmSouth Value Fund

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500/Barra Value Index, a widely recognized, unmanaged index of the stocks in the S&P 500 Index having the highest price-to-book ratios. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                 Performance Bar Chart and Table
                 Year-By-Year Total Returns as of 12/31
                 for Class A Shares(1,2)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                              1994     0.37%
                                95    27.39%
                                96    15.74%
                                97    32.30%
                                98    17.61%
                                99     3.86%
                                00     5.08%
                                01     4.08%
                                02   -29.31%
                              2003    25.08%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from1/1/04 to 9/30/04 was 4.43%.

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

Best quarter:     18.35%  6/30/03
Worst quarter:   -26.41%  9/30/02

->

                                                     Average Annual Total Returns
                                                        (for the periods ending
                                                         December 31, 2003)(1)
                                                     ----------------------------
                                                         Year   Years   Years
Class A Shares(2) Return Before Taxes
(with 5.50% sales charge)                               18.23%  -1.04%   8.13%
                                                        ----------------------
Class A Shares Return After Taxes on Distributions      18.03%  -2.94%   5.98%
                                                        ----------------------
Class A Shares Return After Taxes on Distributions
and Sale of Fund Shares                                 12.06%  -1.41%   6.22%
                                                        ----------------------
Class B Shares(2) Return Before Taxes
(with applicable Contingent Deferred Sales Charge)      19.62%  -0.92%   8.23%
                                                        ----------------------
S&P 500/Barra Value Index(3)                            31.79%   1.95%  10.55%
                                                        ----------------------

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) Class A Shares were first offered on 12/1/88. Performance for the Class B Shares, which were first offered on 9/3/97, is based on the historical performance of the Fund's Class A Shares (without sales charge) prior to that date. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B Shares distribution (12b-1) fees and the contingent deferred sales charge.

(3) "S&P 500" and "S&P" are registered service marks of Standard & Poors, a division of McGraw-Hill Companies Inc., which does not sponsor and is in no way affiliated with the Fund.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Description of the Fund -- Objectives, Risk/Return and Expenses       AmSouth Value Fund

As an investor in the Value Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

--------------------------------------------------------------------------------
Contingent Deferred Sales Charge

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.
--------------------------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o    $10,000 investment

     o    5% annual return

     o    no changes in the Fund's operating expenses

     o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

                                Fees and Expenses

Shareholder Transaction Expenses      Class A   Class B
(expenses paid by you directly)(1)     Shares    Shares

Maximum Sales Charge
   (Load) on Purchases                5.50%(2)  None
------------------------------------------------------
Maximum Deferred Sales
   Charge (Load)                      None      5.00%(3)
------------------------------------------------------
Redemption Fee(4)                     2.00%     2.00%

Annual Fund Operating Expenses        Class A   Class B
(fees paid from Fund assets)           Shares    Shares

Management Fee                         0.80%     0.80%
------------------------------------------------------
Distribution and/or Service
   (12b-1) Fee                         None      0.75%
------------------------------------------------------
Other Expenses(5)                      0.51%     0.51%
------------------------------------------------------
   Total Fund Operating Expenses(5)    1.31%     2.06%

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) A CDSC on Class B Shares held continuously declines over six years, starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%. Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.

(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.49% for Class A Shares and 0.49% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 1.29%; and Class B Shares, 2.04%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                 Expense Example

                           1       3        5        10
                          Year   Years    Years     Years

Class A Shares           $ 676   $ 942   $ 1,229   $ 2,042
----------------------------------------------------------
Class B Shares
Assuming redemption      $ 709   $ 946   $ 1,308   $ 2,197
Assuming no redemption   $ 209   $ 646   $ 1,108   $ 2,197
----------------------------------------------------------

->

[LOGO] Additional Investment Strategies and Risks

The Fund will normally invest at least 80% of its total assets in common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund may also invest up to 20% of the value of its total assets in preferred stocks, corporate bonds, notes, and warrants, and short-term money market instruments.

The Fund may increase its holdings in short-term money market instruments to over 20% of its total assets. The Fund may hold uninvested cash pending investment.

To manage its daily cash positions, each Fund also may invest in securities issued by investment companies that invest in short-term debt securities and seek to maintain a net asset value of $1.00, including AmSouth Money Market Funds (pursuant to an SEC exemptive order).

->

Investment Risks

Below is a more complete discussion of the types of risks inherent in the investment techniques and risks discussed in "Risk/ Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by the Government National Mortgage Association, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association and the Federal Home Loan Banks, by the credit of the issuing agency, such as securities issued by the Federal Farm Credit Banks and the Tennessee Valley Authority or by the U.S. government in some other way.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Company Risk. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

->

[LOGO] Additional Investment Strategies and Risks

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

->

Additional Specific Risks

In addition to the risks discussed above, the Funds' investments may also be subject to the following risks based on the Funds' use of certain investments and investment techniques as indicated for each risk. More information regarding the different investments and investment techniques is available in the Funds' Statement of Additional Information.

Leverage Risk. (call options, futures and related options, put options, repurchase agreements, reverse repurchase agreements, securities lending)

The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Management Risk. (call options, demand features, futures and related options, put options)

The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Political Risk. (American and global depositary receipts, foreign securities, municipal securities)

The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

->

[LOGO] Fund Management

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor for the Fund. As of July 31, 2004, AAMI had over $9.7 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of September 30, 2004, AmSouth Bank had $15.3 billion in assets under discretionary management and provided custody services for an additional $11.2 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of September 30, 2004 of $49.8 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program.

For these advisory services, the Fund paid the Advisor a fee of 0.80% of the average daily net assets of the Fund during the fiscal year ended July 31, 2004.

->

Portfolio Manager

Brian B. Sullivan, CFA, has been the portfolio manager for the Value Fund since June 2004. Mr. Sullivan has been an officer of AmSouth Asset Management since 1996 and joined AmSouth bank in 1982. Prior to serving as Director of Fixed Income for AmSouth Bank's Trust Department, Mr. Sullivan managed equity portfolios and held the position of equity research coordinator for AmSouth Bank's Trust Department. Mr. Sullivan received his B.A. in economics from the University of the South and his M.B.A. in finance from Tulane University. He is a member of and past president of the Alabama Society of Financial Analysts.

->

The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares (the "Distributor"). BISYS and the Advisor may, from time to time, directly or through an affiliate, use their fee revenue, past profits, or other revenue sources, without limitation, to pay promotional, administrative, shareholder support, and other expenses to third parties, including broker-dealers, in connection with the offer, sale and administration of shares of the Funds.

For more detailed information about the Advisor and other service providers, please see the SAI.

->

[LOGO] Shareholder Information

Choosing a Share Class

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

o    Front-end sales charges, as described below.

o    Shareholder servicing fees of 0.25% of average daily net assets.

Class B Shares

o    No front-end sales charge; all your money goes to work for you right away.

o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. The Fund bears a distribution fee (also called a 12b-1 fee) of 0.75%.

o    A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o Maximum investment for all Class B purchases by a shareholder for a Fund's shares: $99,999.

o Because 12b-1 fees are paid on an ongoing basis for eight years, Class B shareholders could end up paying more expenses over the long term than if they had purchased Class A Shares and paid a front-end sales charge.

For actual past expenses of a share class, see the fund specific information provided in this Prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

->

Shareholder Information

Pricing of Fund Shares

--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                      NAV =
                           Total Assets -- Liabilities
                           ---------------------------
                                Number of Shares
                                   Outstanding

Generally, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------

Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time on days the NYSE is open. In addition, the Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

->

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

Additionally, banks, brokers and other financial institutions and representatives may use shares of the AmSouth Money Market Funds in "sweep" programs whereby the accounts of a participating customer of the financial institution or representative are automatically "swept" into shares of one of the Money Market Funds. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

->

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:

     o    Name;

     o    Date of birth (for individuals);

     o Residential or business street address (although post office boxes are still permitted for mailing); and

     o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Securities Valuation

The Fund values equity securities daily at their latest available sales price, or absent such a price, by reference to the latest available bid and asked prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued at the Nasdaq Official Closing Price provided by the Nasdaq each business day. For fixed income securities, the Fund use valuations furnished by pricing services approved by the Board and that use both dealer-supplied valuations and electronic and matrix techniques. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in investment companies are valued at their net asset values as reported by such companies. The prospectuses for the registered investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Shareholder Information

Securities and other assets for which market quotations are not readily available are valued at their fair value as determined pursuant to procedures established by the Board ("fair value pricing"). In addition, fair value pricing may be used to determine the value of a portfolio security if there has been a "significant event," which, under the Fund's procedures is an event that has materially affected the value of the security. When determining whether a significant event has occurred there must be a reasonably high degree of certainty that an event actually has caused the closing market price of the securities to no longer reflect their value at the time set for the Fund's NAV calculation.

Fair value pricing generally will be used if the exchange on which a portfolio security is principally traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's NAV calculation. Fair value pricing also may be used when: (1) governmental actions affect securities in one sector, country or region in a particular way, (2) natural disasters or armed conflicts affect a country or region, or (3) there are significant domestic or foreign market fluctuations.

The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board's designee instead of being determined by market prices. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Board has approved the use of FT Interactive Data Corporation to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events.

->

                                                Minimum
                            Minimum Initial   Subsequent
Account type                   Investment     Investment

Class A or Class B
--------------------------------------------------------
Regular*                        $ 1,000          $   0
--------------------------------------------------------
Automatic Investment Plan       $   250          $ 100

* Employees of AmSouth Bank, BISYS Fund Services and their affiliates are subject to a $100.00 minimum initial investment in AmSouth Funds.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectus and shareholder reports, please call 1-800-451-8382.

The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

Shareholder Information

Instructions For Opening Or Adding To An Account - Class A Shares And Class B Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. To purchase directly with the Fund, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.   Make check payable to "AmSouth Funds."

3.   Mail to: AmSouth Funds
     P.O. Box 182733
     Columbus, OH 43218-2733.

Subsequent Investment:

1. Use the investment slip attached to your account statement. Or, if unavailable,

2.   Include the following information on a piece of paper:

     o    AmSouth Funds/Fund name

     o    Share class

     o    Amount invested

     o    Account name

     o    Account number.

     Include your account number on your check.

3.   Mail to: AmSouth Funds
     P.O. Box 182733
     Columbus, OH 43218-2733.

By Overnight Service

See instructions 1-2 above for initial or subsequent investments.

4.   Send to: AmSouth Funds
     c/o  BISYS Fund Services
     Attn: T.A. Operations
     3435 Stelzer Road
     Columbus, OH 43219.

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.

                                   Questions?
                           Call 1-800-451-8382 or your
                           investment representative.

->

Shareholder Information

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:
Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:
Your name
Your confirmation number

After instructing your bank to wire payment, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.
--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------
Automatic Investment Plan

You can make automatic investments in the Fund from your bank account. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

     o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

     o    Your bank name, address and account number;

     o    The amount you wish to invest automatically (minimum $100);

     o How often you want to invest (every month, 4 times a year, twice a year or once a year);

     o    Attach a voided personal check.

To invest regularly from your paycheck or government check:
Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

->

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------
Withdrawing Money From Your Fund Investment
As a mutual fund shareholder, you are technically selling shares when after your sell order is received by you request a withdrawal in cash. This is also known as redeeming the Fund, its transfer agent, or your shares or a redemption of shares.
--------------------------------------------------------------------------------

Contingent Deferred Sales Charge

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

     1. Call 1-800-451-8382 with instructions as to how you wish to receive your proceeds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)

By mail

     1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:

          o    your Fund and account number

          o    amount you wish to redeem

          o    address where your check should be sent

          o    account owner signature.

     2.   Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares -- Redemptions in Writing Required" below).

     1.   See instruction 1 above.

     2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

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16

Shareholder Information

Selling Your Shares
(continued)

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

You must indicate this option on your application. Your bank must participate in the ACH and must be a U.S. bank.

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o    Include a voided personal check.

o    Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

A 2% redemption fee may be charged on shares withdrawn from your account within 30 days of the date of purchase.

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                                                                              17

Shareholder Information

General Policies On Selling Shares

Redemption Fee

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

The fee will be charged on all covered redemptions and exchanges, including those made through retirement plan, brokerage and other types of omnibus accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee). The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

     o    redemptions of shares held in certain omnibus accounts;

     o    retirement plans that cannot implement the redemption fee;

     o certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of the shareholder (or if a trust, its beneficiary);

     o redemptions from accounts that meet certain criteria established by management and approved by the Board.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

     o    The check is not being mailed to the address on your account.

     o    The check is not being made payable to the owner of the account.

     o You are requesting a redemption with electronic or wire transfer payment and have not previously established this option on your account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

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18

Shareholder Information

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you may pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

Undeliverable or Uncashed Checks

If redemption or distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, the check may be canceled and the money reinvested into your account at the then current NAV. If the uncashed or undeliverable check is for a cash distribution, your account may be changed automatically so that all future distributions are reinvested in your account.

->

Distribution Arrangements/Sales Charges

Calculation of Sales Charges

Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                           Sales Charge     Sales Charge
         Your                as a % of        as a % of
      Investment          Offering Price   Your Investment

Up to $49,999                  5.50%            5.82%
----------------------------------------------------------
$50,000 up to $99,999          4.50%            4.71%
----------------------------------------------------------
$100,000 up to $249,999        3.50%            3.63%
----------------------------------------------------------
$250,000 up to $499,999        2.50%            2.56%
----------------------------------------------------------
$500,000 up to $999,999        1.50%            1.52%
----------------------------------------------------------
$1,000,000 and above(1)        0.00%            0.00%

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge ("CDSC") of up to 1.00% of the purchase price may be charged to the shareholder if shares are redeemed in the first year after purchase, with the exception of distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan. This CDSC will be based on the lower of your cost for the shares or their NAV at the time of redemption and will not be charged on shares exchanged for shares of the same class of another AmSouth Fund. There will be no CDSC on reinvested distributions. The Distributor may provide additional compensation for retail accounts in an amount up to 1.00% of the offering price of Class A Shares of the Funds for retail account sales of $1 million to $3 million. For retail account sales over $3 million, the amount of additional compensation may be negotiated.

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                                                                              19

Shareholder Information

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to all shareholders with investments in AmSouth Funds of $50,000 or more with respect to the Equity Funds and Hybrid Funds and $100,000 or more with respect to the Bond Funds. In addition, you may qualify for reduced sales charges under the following circumstances.

     o Letter Of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

     o Rights Of Accumulation. When the value of Class A Shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. To determine whether the sale charge reduction applies, the value of the shares you already own will be calculated by using the greater of the current value or the original investment amount. To be eligible for the right of accumulation, shares of the Funds must be held in the following types of accounts:

          o    Individual or Joint Accounts

          o    Certain Retirement Accounts (IRA's, etc.)

          o    Other accounts owned by the same shareholder (determined by TAX
               ID) or other shareholders eligible under the Combination Privilege defined below.

     o Combination Privilege. You can also combine eligible accounts of multiple AmSouth Funds or accounts of immediate family household members (spouse and children under the age of 21) to achieve reduced sales charges.

In order to obtain a sales charge reduction you may need to provide the Distributor or your investment representative, at the time of purchase, with information regarding shares held in other accounts which may be eligible for aggregation. When informing the Distributor or investment representative it may be necessary to provide information or records regarding shares of the Funds held in (i) all accounts with the Funds or your investment representative; (ii) accounts with other investment representatives; and (iii) accounts in the name of immediate family household members (spouse and children under 21).

Information regarding the Funds' sales charge reduction program can also be obtained free of charge on the Funds' web-site: www.amsouthfunds.com.

Class B Shares

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge ("CDSC") at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

   Years                 CDSC as a % of
   Since                 Dollar Amount
  Purchase             Subject to Charge*

    0-1                      5.00%
    1-2                      4.00%
    2-3                      3.00%
    3-4                      3.00%
    4-5                      2.00%
    5-6                      1.00%
more than 6                  None

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20

Shareholder Information

Conversion Feature -- Class B Shares

     o Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.*

     o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.

     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

     o If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another AmSouth Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.

     o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the Fund after seven years from the end of the month of purchase.

Sales Charge Waivers

Class A Shares

The following qualify for waivers of sales charges:

     o Shares purchased from investment representatives through fee-based investment products or accounts.

     o Shares purchased upon the reinvestment of dividend and capital gain distributions.

     o    Shares purchased by investors through a payroll deduction plan.

     o Shares purchased by officers, directors, trustees, employees, retired employees, and Immediate Family* of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the AmSouth Funds and their affiliates.

     o Shares purchased by employees and Immediate Family* of dealers who have an agreement with the Distributor.

     o Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs).

     o    Shares purchased under the Reinstatement Privilege defined below.

* Immediate Family is defined as your spouse and children under the age of 21 living at your same address.

You must, at the time of purchase, give the Transfer Agent, Distributor or investment representative sufficient information to permit confirmation of your qualification for a sales charge waiver. In certain circumstances, the Transfer Agent, Distributor or investment representative may not be able to confirm that your investment qualifies for a specific waiver and the Class A sales charge will be deducted from your investment.

The Distributor may also waive the sales charge at any time in its own discretion.

->

--------------------------------------------------------------------------------
Reinstatement Privilege

If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.
--------------------------------------------------------------------------------

Shareholder Information

Distribution Arrangements/Sales Charges
(continued)

Class B Shares

The CDSC will be waived under certain circumstances, including the following:

     o Redemptions from accounts following the death or disability of a shareholder.

     o    Returns of excess contributions to retirement plans.

     o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.

     o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.

     o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 701/2.

Distribution and Service (12b-1) Fees and Shareholder Servicing Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

     o The 12b-1 and shareholder servicing fees vary by share class as follows:

          o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.

          o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.

          o The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

Short-Term Trading

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 30 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sales of the Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

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22

Shareholder Information

Exchanging Your Shares

You can exchange your shares in the Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

     o    Your name and telephone number;

     o    The exact name on your account and account number;

     o    Taxpayer identification number (usually your Social Security number);

     o    Dollar value or number of shares to be exchanged;

     o    The name of the Fund from which the exchange is to be made;

     o    The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.

Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

     o    Complete the appropriate section of the Account Application.

     o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

Notes On Exchanges

     o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

     o The registration and tax identification numbers of the two accounts must be identical.

     o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

     o Be sure to read carefully the prospectus of any AmSouth Fund into which you wish to exchange shares.

     o To prevent disruption in the management of the Fund, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the Fund during a calendar year.

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                                                                              23

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

You will normally have to pay federal income tax, and any state or local income taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated as capital gain dividends are taxable as long-term capital gains. For taxable years beginning on or before December 31, 2008, distributions of ordinary dividends to the Fund's non-corporate shareholders may be treated as "qualified dividend income", which is taxed at reduced rates, if such distributions are derived from, and designated by the Fund as, "qualified dividend income" and provided that holding period and other requirements are met at both the shareholder and fund level. "Qualified dividend income" generally is income derived from dividends of U.S. corporations, "qualified foreign corporations", and certain other foreign corporations. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December. Also, distributions are taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid for your Fund Shares.)

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes the Fund pays. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate its recognition of ordinary income and may affect the timing or amount of its distributions.

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's Shares. Any gain resulting from the redemption or exchange of your Fund Shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange before December 31, 2008, of his or her Fund Shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's Advisor and Sub-Advisor do not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

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24

Shareholder Information

Back-Up Withholding

The Fund is required in certain circumstances to apply backup withholding on distributions and redemption proceeds otherwise payable to any noncorporate shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or, in the case of distributions, who is otherwise subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010.

For more information about taxes, please consult the SAI.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

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                                                                              25

[LOGO] Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2004, both of which are available free of charge upon request (see back cover).

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26

Other Information About the Fund                            Financial Highlights

VALUE FUND -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                    Investment Activities
                                            ----------------------------------------
                                                          Net Realized
                                                         and Unrealized
                               Net Asset       Net       Gains (Losses)      Total
                                 Value,     Investment        from           from
                               Beginning      Income      Investments     Investment
                               of Period      (Loss)      and Futures     Activities
                               ----------   ----------   --------------   ----------
VALUE FUND
   Year Ended July 31, 2004      $ 13.06       0.11           1.80*          1.91
   Year Ended July 31, 2003      $ 12.76       0.14           0.81           0.95
   Year Ended July 31, 2002      $ 20.38       0.09          (6.01)         (5.92)
   Year Ended July 31, 2001+     $ 19.54       0.11           3.64           3.75
   Year Ended July 31, 2000      $ 25.25       0.23          (2.21)         (1.98)

                                        Less Dividends from
                               -------------------------------------
                                                 Net                                              Total
                                              Realized                              Net Asset     Return
                                   Net       Gains from                               Value,    (Excluding
                               Investment    Investment      Total     Redemption      End         Sales
                                 Income     Transactions   Dividends      Fees      of Period     Charge)
                               ----------   ------------   ---------   ----------   ---------   ----------
VALUE FUND
   Year Ended July 31, 2004      (0.11)           --         (0.11)        --#       $ 14.86      14.69%##
   Year Ended July 31, 2003      (0.13)        (0.52)        (0.65)        --        $ 13.06       8.02%
   Year Ended July 31, 2002      (0.09)        (1.61)        (1.70)        --        $ 12.76     (31.21)%
   Year Ended July 31, 2001+     (0.14)        (2.77)        (2.91)        --        $ 20.38      21.10%
   Year Ended July 31, 2000      (0.23)        (3.50)        (3.73)        --        $ 19.54      (8.19)%

                                Ratios (to average net assets)/Supplemental Data
                               --------------------------------------------------
                                                                                        Net
                                                          Expenses                     Assets,
                                  Net                     (before        Portfolio     End of
                               Investment      Net      Reductions/       Turnover     Period
                                 Income     Expenses   Reimbursements)     Rate**     (000's)
                               ----------   --------   ---------------   ---------   ---------
VALUE FUND
   Year Ended July 31, 2004       0.78%       1.34%        1.38%             44%     $ 121,862
   Year Ended July 31, 2003       1.17%       1.36%        1.39%            117%     $ 112,701
   Year Ended July 31, 2002       0.49%       1.35%        1.36%             59%     $  97,393
   Year Ended July 31, 2001+      0.53%       1.34%        1.35%             43%     $ 113,164
   Year Ended July 31, 2000       1.07%       1.35%        1.35%             17%     $  45,255

 + Net investment income (loss) is based on average shares outstanding during the period.

 #   Less than one cent per share.

 *   Includes 0.01 from reimbursement from affiliates for investment losses.

## The total return shown includes the losses on the disposal of investments that were reimbursed by the advisor and administrator, which otherwise would have reduced the total return by 0.08%.

** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Other Information About the Fund                            Financial Highlights

VALUE FUND -- B SHARES Selected data for a share outstanding throughout the period indicated.

                                                    Investment Activities
                                           ----------------------------------------
                                                         Net Realized
                                                        and Unrealized
                               Net Asset       Net      Gains (Losses)      Total
                                 Value,    Investment        from           from
                               Beginning     Income       Investments    Investment
                               of Period     (Loss)       and Futures    Activities
                               ---------   ----------   --------------   ----------
VALUE FUND
   Year Ended July 31, 2004     $ 12.83         --           1.77*          1.77
   Year Ended July 31, 2003     $ 12.57       0.05           0.79           0.84
   Year Ended July 31, 2002     $ 20.15      (0.02)         (5.93)         (5.95)
   Year Ended July 31, 2001+    $ 19.41      (0.03)          3.58           3.55
   Year Ended July 31, 2000     $ 25.14       0.07          (2.19)         (2.12)

                                        Less Dividends from
                               -------------------------------------
                                                 Net                                               Total
                                              Realized                              Net Asset     Return
                                  Net       Gains from                                Value,    (Excluding
                               Investment    Investment      Total     Redemption      End         Sales
                                 Income     Transactions   Dividends      Fees      of Period     Charge)
                               ----------   ------------   ---------   ----------   ---------   ----------
VALUE FUND
   Year Ended July 31, 2004      (0.04)           --         (0.04)        --#       $ 14.56      13.81%##
   Year Ended July 31, 2003      (0.06)        (0.52)        (0.58)        --        $ 12.83       7.17%
   Year Ended July 31, 2002      (0.02)        (1.61)        (1.63)        --        $ 12.57     (31.68)%
   Year Ended July 31, 2001+     (0.04)        (2.77)        (2.81)        --        $ 20.15      20.09%
   Year Ended July 31, 2000      (0.11)        (3.50)        (3.61)        --        $ 19.41      (8.86)%

                                    Ratios (to average net assets)/Supplemental Data
                               --------------------------------------------------------------
                                                                            Net
                                                          Expenses        Assets,
                                  Net                      (before       Portfolio    End of
                               Investment      Net       Reductions/      Turnover    Period
                                 Income     Expenses   Reimbursements)     Rate**    (000's)
                               ----------   --------   ---------------   ---------   --------
VALUE FUND
   Year Ended July 31, 2004       0.04%       2.09%         2.13%            44%     $ 28,634
   Year Ended July 31, 2003       0.45%       2.11%         2.14%           117%     $ 28,786
   Year Ended July 31, 2002      (0.27)%      2.10%         2.11%            59%     $ 13,133
   Year Ended July 31, 2001+     (0.16)%      2.09%         2.10%            43%     $ 10,322
   Year Ended July 31, 2000       0.32%       2.10%         2.11%            17%     $  7,949

  + Net investment income (loss) is based on average shares outstanding during the period.

  #  Less than one cent per share.

  *  Includes 0.01 from reimbursement from affiliates for investment losses.

 ## The total return shown includes the losses on the disposal of investments that were reimbursed by the advisor and administrator, which otherwise would have reduced the total return by 0.08%.

 ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

  @  Not annualized.

 @@  Annualized.

(a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.

[AMSOUTH FUNDS(R) LOGO]

     3435 Stelzer Road
     Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                      AmSouth Funds
                      3435 Stelzer Road
                      Columbus, Ohio 43219
                      Telephone: 1-800-451-8382
                      Internet: http://www.amsouthfunds.com

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o    Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

[AMSOUTH FUNDS(R) LOGO]      3435 Stelzer Road
                             Columbus, OH 43219             www.amsouthfunds.com

[AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                         Columbus, OH 43219  www.amsouthfunds.com   ASO120103-AB

AMSOUTH FUNDS
AMSOUTH CAPITAL GROWTH FUND
INVESTOR GUIDE AND PROSPECTUS

CLASS A SHARES
CLASS B SHARES

AmSouth Funds [logo]                                            DECEMBER 1, 2004

AmSouth Funds [logo]

                     Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

  o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

  o Account history, including information about the transactions and balances in a customer's account(s); and

  o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

  o If you request or authorize the disclosure of the information.

  o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

  o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.


(1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.

                           Not part of the prospectus

AMSOUTH FUNDS
AMSOUTH CAPITAL GROWTH FUND
PROSPECTUS

CLASS A SHARES
CLASS B SHARES

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Fund shares or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                                DECEMBER 1, 2004

AmSouth Funds                   Table of Contents

                  [GRAPHIC]          Description of the Fund -- Objectives, Risk/Return and Expenses
----------------------------------------------------------------------------------------------------
Carefully review this important        2  Overview
section, which summarizes the          3  AmSouth Equity Funds
Fund's investments, risks, past        4  AmSouth Capital Growth Fund
performance, and fees.

                  [GRAPHIC]          Additional Investment Strategies and Risks
----------------------------------------------------------------------------------------------------
Review this section for additional     7  Investment Strategies
information on investment              7  Investment Risks
strategies and investment practices
and their risks.

                  [GRAPHIC]          Fund Management
----------------------------------------------------------------------------------------------------
Review this section for details on    10  The Investment Advisor
the people and organizations who      10  Portfolio Manager
provide services to the Fund.         10  The Distributor and Administrator

                  [GRAPHIC]          Shareholder Information
----------------------------------------------------------------------------------------------------
Review this section for details on    11  Choosing a Share Class
how shares are valued, how to         13  Pricing of Fund Shares
purchase, sell and exchange shares,   14  Purchasing and Adding to Your Shares
related charges and payments of       18  Selling Your Shares
dividends and distributions.          20  General Policies on Selling Shares
                                      21  Distribution Arrangements/Sales Charges
                                      25  Distribution and Service (12b-1) Fees
                                            and Shareholder Servicing Fees
                                      26  Exchanging Your Shares
                                      27  Dividends, Other Distributions and Taxes

                  [GRAPHIC]          Other Information About The Fund
----------------------------------------------------------------------------------------------------
                                      29  Financial Highlights

                                                                        Overview
[GRAPHIC] Description of the Fund -- Objectives, Risk/Return and Expenses

The Fund The AmSouth Capital Growth Fund (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares and Class B Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                      The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                      The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets where these securities trade.

                      Like other investments, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the FDIC or any other government agency.

                      The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                      The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

                                                                         AmSouth
Description of the Fund -- Objectives, Risk/Return and Expenses     Equity Funds

                      The Fund is one of eight AmSouth Equity Funds. The AmSouth Equity Funds seek capital appreciation and invest primarily in equity securities, principally common stocks and, to a limited extent, preferred stocks and convertible securities.

Who May Want          Consider investing in the Fund and other AmSouth Equity
to Invest             Funds if you are:

                       o seeking a long-term goal such as retirement

                       o looking to add a growth component to your portfolio

                       o willing to accept the risks of investing in the stock
                         markets

                      The Fund and other AmSouth Equity Funds may not be appropriate if you are:

                       o pursuing a short-term goal or investing emergency
                         reserves

                       o uncomfortable with an investment that will fluctuate
                         in value

                                                                 AmSouth Capital
Description of the Fund -- Objectives, Risk/Return and Expenses      Growth Fund

                      Risk/Return Summary

Investment Objective  The Fund seeks to provide investors with capital growth.

Principal             The Fund invests primarily in equity securities of U.S.
Investment            companies with market capitalizations of at least $1
Strategies            billion that the Advisor believes offer opportunities for
                      capital appreciation and growth of earnings. The Fund also may invest in medium-sized companies.

                      In choosing stocks for the Fund, the Advisor first identifies industries that it believes will expand over the next few years or longer. The Advisor then uses fundamental analysis of company financial statements to find large U.S. companies within these industries that offer the prospect of solid earnings growth. The Advisor also may consider other factors in selecting investments for the Fund, including the development of new or improved products or services, opportunities for greater market share, more effective management or other signs that the company will have greater than average earnings growth and capital appreciation.

                      The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers.

                      For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 7 or consult the SAI.

Principal             Your investment in the Fund may be subject to the
Investment Risks      following principal risks:

                      Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                      Investment Style Risk: The possibility that the market segment on which this Fund focuses -- securities of medium sized growth companies -- will underperform other kinds of investments or market averages.

                      Non-Diversified Risk: The Fund may invest in a small number of companies which may increase the volatility of the Fund. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single company or industry.

                      The Fund may trade securities actively to achieve its principal investment strategies. Active trading of portfolio securities could increase the Fund's transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on distributions of net gains realized on those trades).

                      If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                      For more information about these risks, please see the Additional Investment Strategies and Risks on page 7.

                                                                 AmSouth Capital
Description of the Fund -- Objectives, Risk/Return and Expenses      Growth Fund

The bar chrt and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500[RegTM]/Barra Growth Index, a widely recognized, unmanaged index of the stocks in the S&P 500[RegTM] having the lowest price-to-book ratios. Neither Index is available for investment and the performance of each Index does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Performance Bar Chart and Table
Year-By-Year Total Returns as of 12/31
for Class A Shares(1,2)

[The following table was represented as a bar chart in the printed material.]

1994           -0.42%
  95           30.42%
  96           22.25%
  97           30.79%
  98           32.05%
  99           21.85%
  00           -0.69%
  01          -21.75%
  02          -25.17%
2003           26.36%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/04 to 9/30/04 was -4.52%.

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

Best quarter:          22.63%    12/31/98
Worst quarter:        -21.26%     9/30/01

Average Annual Total Returns
(for the periods ending
December 31, 2003)(1)

                                                             1             5              10
                                                            Year         Years          Years
                                                           -----------------------------------
Class A Shares(2) Return Before Taxes
(with 5.50% sales charge)                                  19.39%        -3.29%          8.79%
                                                           -----------------------------------
Class A Shares Return After Taxes on Distributions         19.39%        -4.65%           N/A
                                                           -----------------------------------
Class A Shares Return After Taxes on Distributions
and Sale of Fund Shares                                    12.60%        -3.20%           N/A
                                                           -----------------------------------
Class B Shares(3) Return Before Taxes
(with applicable Contingent Deferred Sales Charge)         20.38%        -3.15%          8.40%
                                                           -----------------------------------
S&P 500/Barra Growth Index                                 25.66%        -3.49%         11.12%
                                                           -----------------------------------

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) The quoted returns reflect the performance from 4/1/96 to 3/12/00 of the ISG Capital Growth Fund, an open-end investment company that was the predecessor fund to the AmSouth Capital Growth Fund. The ISG Capital Growth Fund, commenced operations on 4/1/96 through a transfer of assets from certain collective trust fund ("commingled") accounts managed by First American National Bank, using substantially the same investment objective, policies and methodologies as the Fund. The quoted before-tax returns of the Fund includes the performance of the predecessor fund's and commingled accounts for periods dating back to 7/31/93, and prior to the Fund's commencement of operations, restated to reflect the expenses associated with the Fund. The commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts' performance may have been adversely affected. After-tax returns reflect performance since 4/1/96, and do not include the performance of the commingled accounts prior to that date. Class A Shares were first offered on 4/1/96.

(3) Performance for the Class B Shares, which were first offered on 2/5/98, is based on the historical performance of the Fund's Class A Shares, including the performance of the predecessor fund's and commingled accounts' (without sales charge) prior to that date. The predecessor fund and commingled accounts were managed using substantially the same investment objective, policies and methodologies as the Fund. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B Shares distribution (12b-1) fees and the contingent deferred sales charge.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                 AmSouth Capital
Description of the Fund -- Objectives, Risk/Return and Expenses      Growth Fund

As an investor in the Capital Growth Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

--------------------------------------------------------------------------------
Contingent Deferred Sales Charge

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.
--------------------------------------------------------------------------------

                      Fees and Expenses

Shareholder Transaction Expenses     Class A       Class B
(expenses paid by you directly)(1)   Shares        Shares
Maximum Sales Charge
(Load) on Purchases                   5.50%(2)      None
------------------------------------------------------------
Maximum Deferred Sales
Charge (Load)                         None          5.00%(3)
------------------------------------------------------------
Redemption Fee(4)                     2.00%         2.00%

Annual Fund Operating Expenses       Class A       Class B
(fees paid from Fund assets)         Shares        Shares

Management Fee                        0.80%         0.80%
------------------------------------------------------------
Distribution and/or Service
(12b-1) Fee                           None          0.75%
------------------------------------------------------------
Other Expenses(5)                     0.51%         0.51%
------------------------------------------------------------
Total Fund Operating Expenses(5)      1.31%         2.06%
------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year following purchase. For all other Class B Shares held continuously, the CDSC declines over a six- year period as follows:
5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.

(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.49% for Class A Shares and 0.49% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 1.29%; and Class B Shares, 2.04%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o $10,000 investment

     o 5% annual return

     o no changes in the Fund's operating expenses

     o redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

                        Expense Example

                             1        3          5           10
                           Year     Years      Years       Years
Class A Shares             $676     $942      $1,229      $2,042
----------------------------------------------------------------
Class B Shares
Assuming redemption        $709     $946      $1,308      $2,197
Assuming no redemption     $209     $646      $1,108      $2,197
----------------------------------------------------------------

[GRAPHIC] Additional Investment Strategies and Risks

The Fund will invest at least 65% of its total assets in equity securities. The Fund also may invest in debt securities of domestic and foreign issuers when the Advisor believes that such securities offer opportunities for capital growth. The Fund may invest up to 10% of its total assets in foreign securities which are not publicly traded in the United States. The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers.

At least 65% of the Fund's total assets invested in debt securities must consist of debt securities which are rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Advisor. The remainder of such assets may be invested in debt securities which are rated no lower than Ba by Moody's and BB by S&P, Fitch and Duff or, if unrated, deemed to be of comparable quality by the Advisor. Debt securities rated Ba by Moody's and BB by S&P and Fitch are considered speculative grade debt (also known as junk bonds) and the payment of principal and interest may be affected at any time by adverse economic changes.

If deemed appropriate under the circumstances, the Fund may increase its holdings in short-term money market instruments to over 35% of its total assets. The Fund may hold uninvested cash pending investment.

To manage its daily cash positions, each Fund also may invest in securities issued by investment companies that invest in short-term debt securities and seek to maintain a net asset value of $1.00, including AmSouth Money Market Funds (pursuant to an SEC exemptive order).

Investment Risks

Below is a more complete discussion of the types of risks inherent in the investment techniques and risks discussed in "Risk/
Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by GNMA, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA, FHLMC, SLMA and FHLB, by the credit of the issuing agency, such as securities issued by FFCB and TVA or by the U.S. government in some other way.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Company Risk. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Additional Investment Strategies and Risks

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Non-Diversification Risk. A fund which is non-diversified may invest a greater percentage of its assets in a particular issuer compared with other funds and, accordingly, the fund's portfolio may be more sensitive to changes in the market value of a single issuer.

Prepayment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay -- higher yielding bonds before their stated maturity. Changes in prepayment rates can result in greater price and yield volatility. Prepayments and calls generally accelerate when interest rates decline. When mortgage and other obligations are prepaid or called, the Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, the Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Additional Investment Strategies and Risks

Additional Specific Risks

In addition to the risks discussed above, the Funds' investments may also be subject to the following risks based on the Funds' use of certain investments and investment techniques as indicated for each risk. More information regarding the different investments and investment techniques is available in the Funds' Statement of Additional Information.

Leverage Risk. (call options, futures and related options, put options, repurchase agreements, reverse repurchase agreements, securities lending)

The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Management Risk. (call options, demand features, futures and related options, put options)

The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Political Risk. (American and global depositary receipts, foreign securities, municipal securities)

The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Regulatory Risk. (Asset-backed securities, mortgage-backed securities)

The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

[GRAPHIC] Fund Management

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor for the Fund. As of July 31, 2004, AAMI had over $9.7 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of September 30, 2004, AmSouth Bank had $15.3 billion in assets under discretionary management and provided custody services for an additional $11.2 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of September 30, 2004 of $49.8 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program.

For these advisory services, the Fund paid the Advisor a fee of 0.75% of the average daily net assets of the Fund during their fiscal year ended July 31, 2004.

Portfolio Manager

The Capital Growth Fund is managed by John Mark McKenzie. Mr. McKenzie has been involved in investment management since 1981, with portfolio management expertise in both equity and fixed income securities. He co-managed the Government Income Fund from 1999 to 2002 and managed it from 2003 to 2004. Mr. McKenzie was named fund manager of the Capital Growth Fund in 2004. He has been associated with the Trust Investment Department of AmSouth Bank, and banks acquired by AmSouth Bank, since 1984 and joined AAMI in 2003. Mr. McKenzie holds a bachelor's degree in banking and finance from the University of Mississippi, and earned his law degree from the University of Mississippi School of Law. He is a member of the Nashville Society of Financial Analysts and the Mississippi State Bar Association.

The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares (the "Distributor"). BISYS and the Advisor may, from time to time, directly or through an affiliate, use their fee revenue, past profits, or other revenue sources, without limitation, to pay promotional, administrative, shareholder support, and other expenses to third parties, including broker-dealers, in connection with the offer, sale and administration of shares of the Funds.

For more detailed information about the Advisor and other service providers, please see the SAI.

[GRAPHIC] Shareholder Information

Choosing a Share Class

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

o Front-end sales charges, as described below.

o Shareholder servicing fees of 0.25% of average daily net assets.

Class B Shares

o No front-end sales charge; all your money goes to work for you right away.

o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. The Fund bears a distribution fee (also called a 12b-1 fee) of 0.75%.

o A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o Maximum investment for all Class B purchases by a shareholder for a Fund's shares: $99,999.

o Because 12b-1 fees are paid on an ongoing basis for eight years, Class B shareholders could end up paying more expenses over the long term than if they had purchased Class A Shares and paid a front-end sales charge.

For actual past expenses of a share class, see the specific information provided in this Prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

Shareholder Information

Pricing of Fund Shares

--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                     NAV =
                          Total Assets - Liabilities
                          ---------------------------
                               Number of Shares
                                  Outstanding

Generally, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------

Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time on days the NYSE is open. In addition, the Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

Additionally, banks, brokers and other financial institutions and representatives may use shares of the AmSouth Money Market Funds in "sweep" programs whereby the accounts of a participating customer of the financial institution or representative are automatically "swept" into shares of one of the Money Market Funds. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:

o Name;

o Date of birth (for individuals);

o Residential or business street address (although post office boxes are still permitted for mailing); and

o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Securities Valuation

The Fund values equity securities daily at their latest available sales price, or absent such a price, by reference to the latest available bid and asked prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued at the Nasdaq Official Closing Price provided by the Nasdaq each business day. For fixed income securities, the Fund use valuations furnished by pricing services approved by the Board and that use both dealer-supplied valuations and electronic and matrix techniques. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in investment companies are valued at their net asset values as reported by such companies. The prospectuses for the registered investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Securities and other assets for which market quotations are not readily available are valued at their fair value as determined

Shareholder Information

pursuant to procedures established by the Board ("fair value pricing"). In addition, fair value pricing may be used to determine the value of a portfolio security if there has been a "significant event," which, under the Fund's procedures is an event that has materially affected the value of the security. When determining whether a significant event has occurred there must be a reasonably high degree of certainty that an event actually has caused the closing market price of the securities to no longer reflect their value at the time set for the Fund's NAV calculation.

Fair value pricing generally will be used if the exchange on which a portfolio security is principally traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's NAV calculation. Fair value pricing also may be used when: (1) governmental actions affect securities in one sector, country or region in a particular way, (2) natural disasters or armed conflicts affect a country or region, or (3) there are significant domestic or foreign market fluctuations.

The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board's designee instead of being determined by market prices. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Board has approved the use of FT Interactive Data Corporation to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events.

                                                     Minimum
                               Minimum Initial     Subsequent
Account type                      Investment       Investment
Class A or Class B
--------------------------------------------------------------
Regular*                            $1,000            $  0
--------------------------------------------------------------
Automatic Investment Plan           $  250            $100
--------------------------------------------------------------

* Employees of AmSouth Bank, BISYS Fund Services and their affiliates are subject to a $100.00 minimum initial investment in AmSouth Funds.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

Shareholder Information

Instructions For Opening Or Adding To An Account - Class A Shares And Class B Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. To purchase directly with the Fund follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check payable to "AmSouth Funds."

3. Mail to: AmSouth Funds
   P.O. Box 182733
   Columbus, OH 43218-2733

Subsequent Investment:

1. Use the investment slip attached to your account statement.
   Or, if unavailable,

2. Include the following information on a piece of paper:
   o AmSouth Funds/Fund name
   o Share class
   o Amount invested
   o Account name
   o Account number.
   Include your account number on your check.

3. Mail to: AmSouth Funds
   P.O. Box 182733
   Columbus, OH 43218-2733

By Overnight Service

See instructions 1-2 above for subsequent investments.

3. Send to: AmSouth Funds
   c/o BISYS Fund Services
   Attn: T.A. Operations
   3435 Stelzer Road
   Columbus, OH 43219

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.
--------------------------------------------------------------------------------

                                   Questions?
                           Call 1-800-451-8382 or your
                           investment representative.
                           ---------------------------

Shareholder Information

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:
Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:
Your name
Your confirmation number

After instructing your bank to wire payment, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.

--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below.
The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

  o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

  o Your bank name, address and account number;

  o The amount you wish to invest automatically (minimum $100);

  o How often you want to invest (every month, 4 times a year, twice a year or once a year);

  o Attach a voided personal check.

To invest regularly from your paycheck or government check:
Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------
Withdrawing Money From Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
--------------------------------------------------------------------------------

Contingent Deferred Sales Charge

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

   1. Call 1-800-451-8382 with instructions as to how you wish to receive your proceeds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)

By mail

   1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
      o your Fund and account number
      o amount you wish to redeem
      o address where your check should be sent
      o account owner signature.

   2. Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares -- Redemptions in Writing Required" below).

   1. See instruction 1 above.

   2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

Shareholder Information

Selling Your Shares
(continued)

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

You must indicate this option on your application.

Your bank must participate in the ACH and must be a U.S. bank.

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o Include a voided personal check.

o Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

A 2% redemption fee may be charged on shares withdrawn from your account within 30 days of the date of purchase.

Shareholder Information

General Policies On Selling Shares

Redemption Fee

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

The fee will be charged on all covered redemptions and exchanges, including those made through retirement plan, brokerage and other types of omnibus accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee). The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

  o redemptions of shares held in certain omnibus accounts;

  o retirement plans that cannot implement the redemption fee;

  o certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of the shareholder (or if a trust, its beneficiary);

  o redemptions from accounts that meet certain criteria established by management and approved by the Board.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

  o The check is not being mailed to the address on your account; or

  o The check is not being made payable to the owner of the account.

  o You are requesting a redemption with electronic or wire transfer payment and have not previously established this option on your account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

Shareholder Information

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you may pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

Undeliverable or Uncashed Checks

If redemption or distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, the check may be canceled and the money reinvested into your account at the then current NAV. If the uncashed or undeliverable check is for a cash distribution, your account may be changed automatically so that all future distributions are reinvested in your account.

Distribution Arrangements/Sales Charges

Calculation of Sales Charges

Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                                 Sales Charge       Sales Charge
            Your                   as a % of          as a % of
         Investment             Offering Price     Your Investment
  Up to $49,999                      5.50%              5.82%
------------------------------------------------------------------
  $50,000 up to $99,999              4.50%              4.71%
------------------------------------------------------------------
  $100,000 up to $249,999            3.50%              3.63%
------------------------------------------------------------------
  $250,000 up to $499,999            2.50%              2.56%
------------------------------------------------------------------
  $500,000 up to $999,999            1.50%              1.52%
------------------------------------------------------------------
  $1,000,000 and above(1)              0.00%              0.00%
------------------------------------------------------------------

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge ("CDSC") of up to 1.00% of the purchase price may be charged to the shareholder if shares are redeemed in the first year after purchase, with the exception of distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan. This CDSC will be based on the lower of your cost for the shares or their NAV at the time of redemption and will not be charged on shares exchanged for shares of the same class of another AmSouth Fund. There will be no CDSC on reinvested distributions. The Distributor may provide additional compensation for retail accounts in an amount up to 1.00% of the offering price of Class A Shares of the Funds for retail account sales of $1 million to $3 million. For retail account sales over $3 million, the amount of additional compensation may be negotiated.

Shareholder Information

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to all shareholders with investments in AmSouth Funds of $50,000 or more with respect to the Equity Funds and Hybrid Funds and $100,000 or more with respect to the Bond Funds. In addition, you may qualify for reduced sales charges under the following circumstances.

  o Letter Of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

  o Rights Of Accumulation. When the value of Class A Shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. To determine whether the sale charge reduction applies, the value of the shares you already own will be calculated by using the greater of the current value or the original investment amount. To be eligible for the right of accumulation, shares of the Funds must be held in the following types of accounts:

    o Individual or Joint Accounts

    o Certain Retirement Accounts (IRA's, etc.)

    o Other accounts owned by the same shareholder (determined by TAX ID) or other shareholders eligible under the Combination Privilege defined below.

  o Combination Privilege. You can also combine eligible accounts of multiple AmSouth Funds or accounts of immediate family household members (spouse and children under the age of 21) to achieve reduced sales charges.

In order to obtain a sales charge reduction you may need to provide the Distributor or your investment representative, at the time of purchase, with information regarding shares held in other accounts which may be eligible for aggregation. When informing the Distributor or investment representative it may be necessary to provide information or records regarding shares of the Funds held in (i) all accounts with the Funds or your investment representative; (ii) accounts with other investment representatives; and (iii) accounts in the name of immediate family household members (spouse and children under 21).

Information regarding the Funds' sales charge reduction program can also be obtained free of charge on the Funds' web-site: www.amsouthfunds.com.

Shareholder Information

Class B Shares

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge ("CDSC") at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature -- Class B Shares

  o Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.*

  o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.

  o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

  o If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another AmSouth Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.

  o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the Fund after seven years from the end of the month of purchase.

    Years          CDSC as a % of
    Since          Dollar Amount
   Purchase      Subject to Charge*
     0-1               5.00%
     1-2               4.00%
     2-3               3.00%
     3-4               3.00%
     4-5               2.00%
     5-6               1.00%
more than 6            None
-----------------------------------

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Sales Charge Waivers
Class A Shares

The following qualify for waivers of sales charges:

  o Shares purchased from investment representatives through fee-based investment products or accounts.

  o Shares purchased upon the reinvestment of dividend and capital gain distributions.

  o Shares purchased by investors through a payroll deduction plan.

  o Shares purchased by officers, directors, trustees, employees, retired employees, and Immediate Family* of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the AmSouth Funds and their affiliates.

  o Shares purchased by employees and their Immediate Family members of dealers who have an agreement with the Distributor.

  o Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs).

  o Shares purchased under the Reinstatement Privilege described below.

* Immediate Family is defined as your spouse and children under the age of 21 living at your same address.

You must, at the time of purchase, give the Transfer Agent, Distributor or investment representative sufficient information to permit confirmation of your qualification for a sales charge waiver. In certain circumstances, the Transfer Agent, Distributor or investment representative may not be able to confirm that your investment qualifies for a specific waiver and the Class A sales charge will be deducted from your investment.

The Distributor may also waive the sales charge at any time in its own discretion.


--------------------------------------------------------------------------------
Reinstatement Privilege

If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.
--------------------------------------------------------------------------------

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class B Shares

The CDSC will be waived under certain circumstances, including the following:

  o Redemptions from accounts following the death or disability of a shareholder.

  o Returns of excess contributions to retirement plans.

  o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.

  o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.

  o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70-1/2.

Distribution and Service (12b-1) Fees and Shareholder Servicing Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

  o The 12b-1 and shareholder servicing fees vary by share class as follows:

    o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.

    o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.

    o The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

Short-Term Trading

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 30 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sales of the Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

Shareholder Information

Exchanging Your Shares

You can exchange your shares in the Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

  o Your name and telephone number.

  o The exact name on your account and account number.

  o Taxpayer identification number (usually your Social Security number).

  o Dollar value or number of shares to be exchanged.

  o The name of the Fund from which the exchange is to be made.

  o The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.
--------------------------------------------------------------------------------

Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

  o Complete the appropriate section of the Account Application.

  o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

Notes On Exchanges

  o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

  o The registration and tax identification numbers of the two accounts must be identical.

  o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

  o Be sure to read carefully the prospectus of any AmSouth Fund into which you wish to exchange shares.

  o To prevent disruption in the management of the Fund, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the Fund during a calendar year.

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

You will normally have to pay federal income tax, and any state or local income taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated as capital gain dividends are taxable as long-term capital gains. For taxable years beginning on or before December 31, 2008, distributions of ordinary dividends to the Fund's non-corporate shareholders may be treated as "qualified dividend income", which is taxed at reduced rates, if such distributions are derived from, and designated by the Fund as, "qualified dividend income" and provided that holding period and other requirements are met at both the shareholder and fund level. "Qualified dividend income" generally is income derived from dividends of U.S. corporations, "qualified foreign corporations", and certain other foreign corporations. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December. Also, distributions are taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid for your Fund Shares.)

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes the Fund pays. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate its recognition of ordinary income and may affect the timing or amount of its distributions.

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's Shares. Any gain resulting from the redemption or exchange of your Fund Shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange before December 31, 2008, of his or her Fund Shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's Advisor and Sub-Advisor do not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

Shareholder Information

Back-Up Withholding

The Fund is required in certain circumstances to apply backup withholding on distributions and redemption proceeds otherwise payable to any noncorporate shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or, in the case of distributions, who is otherwise subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010.

For more information about taxes, please consult the SAI.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

[GRAPHIC] Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2004, both of which are available free of charge upon request (see back cover).

Other Information About the Fund                            Financial Highlights

CAPITAL GROWTH FUND -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                         Investment Activities
                                               ------------------------------------------
                                                                                               Less
                                                              Net Realized                   Dividends
                                                             and Unrealized                  from Net
                                    Net Asset       Net      Gains (Losses)      Total       Realized                  Net Asset
                                      Value,    Investment        from           from       Gains from                   Value,
                                    Beginning     Income       Investments    Investment    Investment    Redemption      End
                                    of Period     (Loss)       and Futures    Activities   Transactions      Fees      of Period
                                   ----------- ------------ ---------------- ------------ -------------- ------------ -----------
 CAPITAL GROWTH FUND
  Year Ended July 31, 2004          $  8.75        (0.03)           0.55           0.52           --           -- #    $  9.27
  Year Ended July 31, 2003          $  7.96        (0.03)           0.82           0.79           --           --      $  8.75
  Year Ended July 31, 2002          $ 10.86        (0.07)          (2.83)         (2.90)          --           --      $  7.96
  Year Ended July 31, 2001+         $ 14.97        (0.09)          (2.86)         (2.95)       (1.16)          --      $ 10.86
  Period Ended July 31, 2000 (a)    $ 14.37        (0.04)           0.64           0.60           --           --      $ 14.97
  Year Ended December 31, 1999+     $ 14.20        (0.04)           2.97           2.93        (2.76)          --      $ 14.37

                                                              Ratios (to average net assets)/Supplemental Data
                                                  -------------------------------------------------------------------------
                                        Total                                                                        Net
                                       Return                                           Expenses                   Assets,
                                     (Excluding          Net                            (before       Portfolio    End of
                                        Sales         Investment          Net         Reductions/      Turnover    Period
                                       Charge)          Income         Expenses     Reimbursements)     Rate*      (000's)
                                   -------------- ----------------- -------------- ----------------- ----------- ----------
 CAPITAL GROWTH FUND
  Year Ended July 31, 2004                5.94%          (0.35)%          1.30%           1.38%           71%     $26,181
  Year Ended July 31, 2003                9.92%          (0.47)%          1.31%           1.38%          151%     $23,915
  Year Ended July 31, 2002              (26.70)%         (0.76)%          1.31%           1.37%          115%     $16,457
  Year Ended July 31, 2001+             (21.27)%         (0.67)%          1.30%           1.36%          100%     $19,574
  Period Ended July 31, 2000 (a)          4.18%^         (0.49)%^^        1.32%^^         1.37%^^         91%     $14,137
  Year Ended December 31, 1999+          21.85%          (0.33)%          1.32%           1.33%          178%     $10,310

  +         Net investment income (loss) is based on average shares outstanding during the period.
  #         Less than one cent per share.
  *         Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
  ^         Not annualized.
 ^^         Annualized.
(a)         For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth
            Funds, the Fund changed its fiscal year end to July 31.

Other Information About the Fund                            Financial Highlights

CAPITAL GROWTH FUND -- B SHARES Selected data for a share outstanding throughout the period indicated.

                                                         Investment Activities
                                               ------------------------------------------
                                                                                               Less
                                                              Net Realized                   Dividends
                                                             and Unrealized                  from Net
                                    Net Asset       Net      Gains (Losses)      Total       Realized                  Net Asset
                                      Value,    Investment        from           from       Gains from                   Value,
                                    Beginning     Income       Investments    Investment    Investment    Redemption      End
                                    of Period     (Loss)       and Futures    Activities   Transactions      Fees      of Period
                                   ----------- ------------ ---------------- ------------ -------------- ------------ -----------
 CAPITAL GROWTH FUND
  Year Ended July 31, 2004          $  8.25        (0.11)           0.53           0.42           --           -- #    $  8.67
  Year Ended July 31, 2003          $  7.56        (0.10)           0.79           0.69           --           --      $  8.25
  Year Ended July 31, 2002          $ 10.39        (0.27)          (2.56)         (2.83)          --           --      $  7.56
  Year Ended July 31, 2001+         $ 14.46        (0.17)          (2.74)         (2.91)       (1.16)          --      $ 10.39
  Period Ended July 31, 2000 (a)    $ 13.93        (0.09)           0.62           0.53           --           --      $ 14.46
  Year Ended December 31, 1999+     $ 13.92        (0.14)           2.91           2.77        (2.76)          --      $ 13.93

                                                             Ratios (to average net assets)/Supplemental Data
                                                  -----------------------------------------------------------------------
                                        Total                                                                       Net
                                       Return                                           Expenses                  Assets,
                                     (Excluding          Net                            (before       Portfolio   End of
                                        Sales         Investment          Net         Reductions/      Turnover   Period
                                       Charge)          Income         Expenses     Reimbursements)     Rate*     (000's)
                                   -------------- ----------------- -------------- ----------------- ----------- --------
 CAPITAL GROWTH FUND
  Year Ended July 31, 2004                5.09%          (1.10)%          2.05%           2.13%           71%     $7,818
  Year Ended July 31, 2003                9.13%          (1.21)%          2.06%           2.13%          151%     $8,571
  Year Ended July 31, 2002              (27.24)%         (3.86)%          2.04%           2.12%          115%     $8,746
  Year Ended July 31, 2001+             (21.77)%         (1.35)%          1.96%           2.11%          100%     $8,967
  Period Ended July 31, 2000 (a)          3.80%^         (1.11)%^^        1.96%^^         2.07%^^         91%     $8,939
  Year Ended December 31, 1999+          21.11%          (0.93)%          1.92%           1.93%          178%     $7,704

  +         Net investment income (loss) is based on average shares outstanding during the period.
  #         Less than one cent per share.
  *         Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
  ^         Not annualized.
 ^^         Annualized.
(a)         For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth
            Funds, the Fund changed its fiscal year end to July 31.

                              [AmSouth Funds logo]

                               3435 Stelzer Road
                               Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

AmSouth Funds
3435 Stelzer Road
Columbus, Ohio 43219
Telephone: 1-800-451-8382
Internet: http://www.amsouthfunds.com
-------------------------------------

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

AmSouth Funds [logo] 3435 Stelzer Road
                     Columbus, OH 43219                     www.amsouthfunds.com

AmSouth Funds [logo] 3435 Stelzer Road
                     Columbus, OH 43219     www.amsouthfunds.com    ASO120103-AB

AMSOUTH FUNDS
AMSOUTH ENHANCED
 MARKET FUND
INVESTOR GUIDE AND PROSPECTUS

CLASS A SHARES
CLASS B SHARES


[Logo]                                                          DECEMBER 1, 2004

[Logo]


                     Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

     o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

     o Account history, including information about the transactions and balances in a customer's account(s); and

     o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

     o    If you request or authorize the disclosure of the information.

     o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

     o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.

     (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.


                           Not part of the prospectus

AMSOUTH FUNDS
AMSOUTH ENHANCED
 MARKET FUND
PROSPECTUS

CLASS A SHARES
CLASS B SHARES


                                                                DECEMBER 1, 2004

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Fund shares or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

AmSouth Funds                   Table of Contents

                                     Description of the Fund -- Objectives, Risk/Return and Expenses
                                     -----------------------------------------------------------------
Carefully review this important        2  Overview
section, which summarizes the          3  AmSouth Equity Funds
Fund's investments, risks, past        4  AmSouth Enhanced Market Fund
performance, and fees.

                                     Additional Investment Strategies and Risks
                                     -----------------------------------------------------------------
Review this section for additional     7  Investment Strategies
information on investment              7  Investment Risks
strategies and investment practices
and their risks.

                                     Fund Management
                                     -----------------------------------------------------------------
Review this section for details on    10  The Investment Advisor
the people and organizations who      10  The Investment Sub-Advisor
provide services to the Fund.         10  Portfolio Managers
                                      11  The Distributor and Administrator

                                     Shareholder Information
                                     -----------------------------------------------------------------
Review this section for details on    12  Choosing a Share Class
how shares are valued, how to         13  Pricing of Fund Shares
purchase, sell and exchange shares,   14  Purchasing and Adding to Your Shares
related charges and payments of       18  Selling Your Shares
dividends and distributions.          20  General Policies on Selling Shares
                                      22  Distribution Arrangements/Sales Charges
                                      25  Distribution and Service (12b-1) Fees
                                            and Shareholder Servicing Fees
                                      26  Exchanging Your Shares
                                      27  Dividends, Other Distributions and Taxes

                                     Other Information About The Fund
                                     -----------------------------------------------------------------
                                      29  Financial Highlights

Description of the Fund -- Objectives,                                  Overview
Risk/Return and Expenses

The Fund The AmSouth Enhanced Market Fund (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares and Class B Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                      The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                      The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets where these securities trade.

                      Like other investments, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the Federal Deposit Insurance Corporation or any other government agency.

                      The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                      The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

Description of the Fund -- Objectives,                      AmSouth Equity Funds
Risk/Return and Expenses

                      The Fund is one of eight AmSouth Equity Funds.The AmSouth Equity Funds seek capital appreciation and invest primarily in equity securities, principally common stocks and, to a limited extent, preferred stocks and convertible securities.

Who May Want          Consider investing in the Fund and other AmSouth Equity
to Invest             Funds if you are:

                       o seeking a long-term goal such as retirement

                       o looking to add a growth component to your portfolio

                       o willing to accept the risks of investing in the stock
                         markets

                      The Fund and other AmSouth Equity Funds may not be appropriate if you are:

                       o pursuing a short-term goal or investing emergency
                         reserves

                       o uncomfortable with an investment that will fluctuate
                         in value

Description of the Fund -- Objectives,                          AmSouth Enhanced
Risk/Return and Expenses                                             Market Fund

                      Risk/Return Summary

Investment            The Fund seeks to produce long-term growth of capital by
Objective             investing primarily in a diversified portfolio of common
                      stock and securities convertible into common stocks such as convertible bonds and convertible preferred stock. The
                      Fund's investment sub-advisor does not currently intend to purchase convertible securities.

Principal             The Fund invests in a broadly diversified portfolio of
Investment            stocks of the companies comprising the S&P 500 Index (the
Strategies            stocks of the companies comprising the S&P 500 Index (the
                      "S&P 500"), overweighting relative to their S&P weights those that the sub-advisor believes to be undervalued compared to others in the S&P 500. The Fund seeks to maintain risk characteristics similar to those of the S&P
                      500 and, normally, invests at least 80% of its assets in common stocks drawn from the S&P 500. The Fund's investment sub-advisor does not currently intend to purchase convertible securities.

                      The sub-advisor's stock selection process utilizes computer-aided quantitative analysis. The sub-advisor's computer models use many types of data, but emphasize technical data such as price and volume information. Applying these models to stocks within the S&P 500, the sub-advisor hopes to generate more capital growth than that of the S&P 500. The sub-advisor's emphasis on technical analysis can result in significant shifts in portfolio holdings at different times. However, stringent risk controls at the style, industry and individual stock levels help ensure the Fund maintains risk characteristics similar to those of the S&P 500.

                      The Fund may also invest in certain other equity securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 7 or consult the SAI.

Principal             Your investment in the Fund may be subject to the
Investment            following principal risks:
Risks
                      Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                      Investment Style Risk: The possibility that the market segment on which this Fund focuses -- stocks in the S&P 500 which are primarily large cap companies -- will underperform other kinds of investments or market averages.

                      The Fund may trade securities actively to achieve its principal investment strategies. Active trading of portfolio securities could increase the Fund's transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on distributions of net gains realized on those trades).

                      If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                      For more information about these risks, please see the Additional Investment Strategies and Risks on page 7.

Description of the Fund -- Objectives,                          AmSouth Enhanced
Risk/Return and Expenses                                             Market Fund

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it compares the Fund's performance over time to that of the S&P 500. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Performance Bar Chart and Table
Year-By-Year Total Returns as of 12/31
for Class A Shares(1)

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

21.50%  -8.24%  -12.58% -23.47% 27.81%
1999    00      01      02      2003

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/04 to 9/30/04 was 1.34%.

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

-----------------------------------------

Best quarter:          15.38%    6/30/03
Worst quarter:        -18.14%    9/30/02

-----------------------------------------

                                   ---------------------------------------------
                                   Average Annual Total Returns
                                   (for the periods ending December 31, 2002)(1)
                                   ---------------------------------------------

                                                             1             5         Since Inception
                                                            Year         Years           (9/1/98)
                                                           -------------------------------------------
Class A Shares(2) Return Before Taxes
(with 5.50% sales charge)                                  20.79%        -2.14%           2.69%
                                                           -------------------------------------------
Class A Shares Return After Taxes on Distributions         20.64%        -2.64%           2.15%
                                                           -------------------------------------------
Class A Shares Return After Taxes on Distributions
and Sale of Fund Shares                                    13.67%        -2.04%           2.04%
                                                           -------------------------------------------
Class B Shares(2) Return Before Taxes
(with applicable Contingent Deferred Sales Charge)         21.96%        -2.14%           2.83%
                                                           -------------------------------------------
S&P 500 Index                                              28.67%        -0.57%           3.60%
------------------------------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) Class A Shares were first offered on 9/1/98. Performance for the Class B Shares, which were first offered on 9/2/98, is based on the historical performance of the Fund's Class A Shares (without sales charge) prior to that date. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B Shares distribution (12b-1) fees and the contingent deferred sales charge.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Description of the Fund -- Objectives,                          AmSouth Enhanced
Risk/Return and Expenses                                             Market Fund

As an investor in the Enhanced Market Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

--------------------------------------------------------------------------------
Contingent Deferred Sales Charge
Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.
--------------------------------------------------------------------------------

                                Fees and Expenses

Shareholder Transaction Expenses        Class A     Class B
(expenses paid by you directly)(1)      Shares      Shares
Maximum Sales Charge
(Load) on Purchases                     5.50%(2)    None
-----------------------------------------------------------
Maximum Deferred Sales
Charge (Load)                           None        5.00%(3)
-----------------------------------------------------------
Redemption Fee(4)                       2.00%       2.00%

Annual Fund Operating Expenses          Class A     Class B
(fees paid from Fund assets)            Shares      Shares
Management Fee                          0.35%       0.35%
-----------------------------------------------------------
Distribution and/or Service
(12b-1) Fee                             None        0.75%
-----------------------------------------------------------
Other Expenses(5)                       0.52%       0.52%
-----------------------------------------------------------
  Total Fund Operating Expenses(5)      0.87%       1.62%
-----------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) A CDSC on Class B Shares held continuously declines over six years starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%. Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.

(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.50% for Class A Shares and 0.50% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 0.85%; and Class B Shares, 1.60%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
     o $10,000 investment
     o 5% annual return
     o no changes in the Fund's operating expenses
     o redemption at the end of each period
Because actual returns and operating expenses will be different, this example is for comparison only.

                                 Expense Example

                              1        3          5          10
                            Year     Years      Years       Years
Class A Shares              $634     $812       $1,006      $1,564
------------------------------------------------------------------
Class B Shares
Assuming redemption         $665     $811       $1,081      $1,721
Assuming no redemption      $165     $511       $  881      $1,721
------------------------------------------------------------------

Additional Investment Strategies and Risks

The Fund will normally invest at least 80% of its total assets in equity securities drawn from the S&P 500. The Fund may invest up to 20% of its total assets in equity securities not held in the S&P 500, corporate bonds, notes, and warrants, and short-term money market instruments. Stock futures and option contracts, stock index futures and index option contracts may be used to hedge cash and maintain exposure to the U.S. equity market.

The Fund may increase its holdings in short-term money market instruments to over 20% of its total assets. The Fund may hold uninvested cash pending investment.

To manage its daily cash positions, each Fund also may invest in securities issued by investment companies that invest in short-term debt securities and seek to maintain a net asset value of $1.00, including AmSouth Money Market Funds (pursuant to an SEC exemptive order).


Investment Risks

Below is a more complete discussion of the types of risks inherent in the investment techniques and risks discussed in "Risk/ Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by the Government National Mortgage Association, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association and the Federal Home Loan Banks, by the credit of the issuing agency, such as securities issued by the Federal Farm Credit Banks and the Tennessee Valley Authority or by the U.S. government in some other way.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Company Risk. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment

Additional Investment Strategies and Risks

opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Non-Diversification Risk. A fund which is non-diversified may invest a greater percentage of its assets in a particular issuer compared with other funds and, accordingly, the fund's portfolio may be more sensitive to changes in the market value of a single issuer.

Prepayment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay -- higher yielding bonds before their stated maturity. Changes in prepayment rates can result in greater price and yield volatility. Prepayments and calls generally accelerate when interest rates decline. When mortgage and other obligations are prepaid or called, the Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, the Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Small Company Risk. Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If the Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.


Additional Specific Risks

In addition to the risks discussed above, the Funds' investments may also be subject to the following risks based on the Funds' use of certain investments and investment techniques as indicated for each risk. More information regarding the different investments and investment techniques is available in the Funds' Statement of Additional Information.

Leverage Risk. (call options, futures and related options, put options, repurchase agreements, reverse repurchase agreements, securities lending)

The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

Additional Investment Strategies and Risks

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Management Risk. (call options, demand features, futures and related options, put options)

The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Political Risk. (American and global depositary receipts, foreign securities, municipal securities)

The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Regulatory Risk. (Asset-backed securities, mortgage-backed securities)

The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Fund Management

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor for the Fund. As of July 31, 2004, AAMI had over $9.7 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of September 30, 2004, AmSouth Bank had $15.3 billion in assets under discretionary management and provided custody services for an additional $11.2 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of September 30, 2004 of $49.8 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program. Investment sub-advisory services are provided to the Fund, subject to AAMI's supervision and oversight, pursuant to an investment sub-advisory agreement between AAMI and an investment sub-advisor. AAMI recommends the hiring, termination and replacement of investment sub-advisors to the Board. Upon the receipt of an order from the Securities and Exchange Commission, or a rule change, AAMI may be permitted to enter into new or modified investment sub-advisory agreements with existing or new investment sub-advisors, subject to approval only by the Board.

For these advisory services, the Fund paid the Advisor a fee of 0.35% of the average daily net assets of the Fund during the fiscal year ended July 31, 2004.


The Investment Sub-Advisor

OakBrook Investments, LLC ("OakBrook") serves as investment sub-advisor to the Enhanced Market Fund pursuant to an amended and restated Sub-Advisory Agreement with AAMI. Under the Sub-Advisory Agreement, OakBrook manages the Fund, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Board and AAMI in accordance with the Fund's investment objectives, policies, and restrictions.

OakBrook is 50% owned by AmSouth Bank and 50% owned by Neil Wright, Janna Sampson and Peter Jankovskis. OakBrook was organized in February 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 701 Warrenville Road, Suite 335, Lisle, IL 60532.

Dr. Neil Wright, Ms. Janna Sampson, and Dr. Peter Jankovskis are the portfolio managers for the Enhanced Market Fund, and, as such, have the primary responsibility for the day-to-day portfolio management of the Fund.


Portfolio Managers

The Enhanced Market Fund is managed by a team of investment professionals, all of whom take an active part in the decision making process. Dr. Neil Wright, Ms. Janna Sampson and Dr. Peter Jankovskis are the team members and have been the portfolio managers of the Enhanced Market Fund since its inception. Each of the portfolio managers has been with OakBrook since 1998. Dr. Wright is OakBrook's President and Chief Investment Officer. From 1993 to 1997, Dr. Wright was the Chief Investment Officer of ANB Investment Management & Trust Co. ("ANB"). Ms. Sampson is OakBrook's Director of Portfolio Management. From 1993 to 1997, she was Senior Portfolio Manager for ANB. Dr. Jankovskis is OakBrook's Director of Research. From 1992 to 1996, he was an Investment Strategist for ANB and from 1996 to 1997 he was the Manager of Research for ANB.

Fund Management

The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares (the "Distributor"). BISYS and the Advisor may, from time to time, directly or through an affiliate, use their fee revenue, past profits, or other revenue sources, without limitation, to pay promotional, administrative, shareholder support, and other expenses to third parties, including broker-dealers, in connection with the offer, sale and administration of shares of the Funds.

For more detailed information about the Advisor and other service providers, please see the SAI.

Shareholder Information

Choosing a Share Class

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.


Class A Shares

o Front-end sales charges, as described below.

o Shareholder servicing fees of 0.25% of average daily net assets.


Class B Shares

o No front-end sales charge; all your money goes to work for you right away.

o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. The Fund bears a distribution fee (also called a 12b-1 fee) of 0.75%.

o A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o Maximum investment for all Class B purchases by a shareholder for the Fund's shares: $99,999.

o Because 12b-1 fees are paid on an ongoing basis for eight years, Class B shareholders could end up paying more expenses over the long term than if they had purchased Class A Shares and paid a front-end sales charge.

For actual past expenses of a share class, see the specific information provided in the Prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

Shareholder Information

Pricing of Fund Shares


--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                      NAV =
                           Total Assets -- Liabilities
                           ---------------------------
                                Number of Shares
                                   Outstanding

Generally, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------

Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time on days the NYSE is open. In addition, the Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

Additionally, banks, brokers and other financial institutions and representatives may use shares of the AmSouth Money Market Funds in "sweep" programs whereby the accounts of a participating customer of the financial institution or representative are automatically "swept" into shares of one of the Money Market Funds. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:

  o Name;

  o Date of birth (for individuals);

  o Residential or business street address (although post office boxes are still permitted for mailing); and

  o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.


Securities Valuation

The Fund values equity securities daily at their latest available sales price, or absent such a price, by reference to the latest available bid and asked prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued at the Nasdaq Official Closing Price provided by the Nasdaq each business day. For fixed income securities, the Fund use valuations furnished by pricing services approved by the Board and that use both dealer-supplied valuations and electronic and matrix techniques. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in investment companies are valued at their net asset values as reported by such companies. The prospectuses for the registered investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Securities and other assets for which market quotations are not readily available are valued at their fair value as determined

Shareholder Information

pursuant to procedures established by the Board ("fair value pricing"). In addition, fair value pricing may be used to determine the value of a portfolio security if there has been a "significant event," which, under the Fund's procedures is an event that has materially affected the value of the security. When determining whether a significant event has occurred there must be a reasonably high degree of certainty that an event actually has caused the closing market price of the securities to no longer reflect their value at the time set for the Fund's NAV calculation.

Fair value pricing generally will be used if the exchange on which a portfolio security is principally traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's NAV calculation. Fair value pricing also may be used when: (1) governmental actions affect securities in one sector, country or region in a particular way, (2) natural disasters or armed conflicts affect a country or region, or (3) there are significant domestic or foreign market fluctuations.

The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board's designee instead of being determined by market prices. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Board has approved the use of FT Interactive Data Corporation to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events.

                                                     Minimum
                                Minimum Initial     Subsequent
Account type                       Investment       Investment
--------------------------------------------------------------
Class A or Class B
--------------------------------------------------------------
Regular*                            $1,000            $  0
--------------------------------------------------------------
Automatic Investment Plan           $  250            $100

* Employees of AmSouth Bank, BISYS Fund Services and their affiliates are subject to a $100.00 minimum initial investment in AmSouth Funds.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.


--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

Shareholder Information

Instructions For Opening Or Adding To An Account - Class A Shares And Class B Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. To purchase directly with the Fund, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check payable to "AmSouth Funds."

3. Mail to: AmSouth Funds
   P.O. Box 182733
   Columbus, OH 43218-2733

Subsequent Investment:

1. Use the investment slip attached to your account statement. Or, if unavailable,

2. Include the following information on a piece of paper:
   o  AmSouth Funds/Fund name
   o  Share class
   o  Amount invested
   o  Account name
   o  Account number.
   Include your account number on your check.

3. Mail to: AmSouth Funds
   P.O. Box 182733
   Columbus, OH 43218-2733

By Overnight Service

See instructions 1-2 above for subsequent investments.

3. Send to: AmSouth Funds
   c/o BISYS Fund Services
   Attn: T.A. Operations
   3435 Stelzer Road
   Columbus, OH 43219

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.


Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.
--------------------------------------------------------------------------------

                                   Questions?
                           Call 1-800-451-8382 or your
                           investment representative.
                           ---------------------------

Shareholder Information

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:
Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:
Your name
Your confirmation number

After instructing your bank to wire payment, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.

--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below.
The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

     o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

     o Your bank name, address and account number;

     o The amount you wish to invest automatically (minimum $100);

     o How often you want to invest (every month, 4 times a year, twice a year or once a year);

     o Attach a voided personal check.

To invest regularly from your paycheck or government check:
Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------
Withdrawing Money From Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
--------------------------------------------------------------------------------


Contingent Deferred Sales Charge

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.


Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.


By telephone (unless you have declined telephone sales privileges)

   1. Call 1-800-451-8382 with instructions as to how you wish to receive your proceeds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)

By mail

   1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
      o  your Fund and account number
      o  amount you wish to redeem
      o  address where your check should be sent
      o  account owner signature.

   2. Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares -- Redemptions in Writing Required" below).

   1. See instruction 1 above.

   2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

Shareholder Information

Selling Your Shares
(continued)

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

You must indicate this option on your application, your bank must participate in the ACH and must be a U.S. bank.

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o Include a voided personal check.

o Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

A 2% redemption fee may be charged on shares withdrawn from your account within 30 days of the date of purchase.

Shareholder Information

General Policies On Selling Shares

Redemption Fee

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

The fee will be charged on all covered redemptions and exchanges, including those made through retirement plan, brokerage and other types of omnibus accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee). The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

   o  redemptions of shares held in certain omnibus accounts;

   o  retirement plans that cannot implement the redemption fee;

   o certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of the shareholder (or if a trust, its beneficiary);

   o redemptions from accounts that meet certain criteria established by management and approved by the Board.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

   o  The check is not being mailed to the address on your account.

   o  The check is not being made payable to the owner of the account.

   o You are requesting a redemption with electronic or wire transfer payment and have not previously established this option on your account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when

Shareholder Information

that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you may pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

Undeliverable or Uncashed Checks

If redemption or distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, the check may be canceled and the money reinvested into your account at the then current NAV. If the uncashed or undeliverable check is for a cash distribution, your account may be changed automatically so that all future distributions are reinvested in your account.

Shareholder Information

Distribution Arrangements/Sales Charges

Calculation of Sales Charges
Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                                Sales Charge       Sales Charge
            Your                  as a % of          as a % of
         Investment            Offering Price     Your Investment
  Up to $49,999                      5.50%              5.82%
-------------------------------------------------------------------
  $50,000 up to $99,999              4.50%              4.71%
-------------------------------------------------------------------
  $100,000 up to $249,999            3.50%              3.63%
-------------------------------------------------------------------
  $250,000 up to $499,999            2.50%              2.56%
-------------------------------------------------------------------
  $500,000 up to $999,999            1.50%              1.52%
-------------------------------------------------------------------
  $1,000,000 and above(1)            0.00%              0.00%
-------------------------------------------------------------------

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge ("CDSC") of up to 1.00% of the purchase price may be charged to the shareholder if shares are redeemed in the first year after purchase, with the exception of distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan. This CDSC will be based on the lower of your cost for the shares or their NAV at the time of redemption and will not be charged on shares exchanged for shares of the same class of another AmSouth Fund. There will be no CDSC on reinvested distributions. The Distributor may provide additional compensation for retail accounts in an amount up to 1.00% of the offering price of Class A Shares of the Funds for retail account sales of $1 million to $3 million. For retail account sales over $3 million, the amount of additional compensation may be negotiated.


Sales Charge Reductions

Reduced sales charges for Class A Shares are available to all shareholders with investments in AmSouth Funds of $50,000 or more with respect to the Equity Funds and Hybrid Funds and $100,000 or more with respect to the Bond Funds. In addition, you may qualify for reduced sales charges under the following circumstances.

   o Letter Of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

   o Rights Of Accumulation. When the value of Class A Shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. To determine whether the sale charge reduction applies, the value of the shares you already own will be calculated by using the greater of the current value or the original investment amount. To be eligible for the right of accumulation, shares of the Funds must be held in the following types of accounts:

      o  Individual or Joint Accounts

      o  Certain Retirement Accounts (IRA's, etc.)

      o Other accounts owned by the same shareholder (determined by TAX ID) or other shareholders eligible under the Combination Privilege defined below.

Shareholder Information

   o Combination Privilege. You can also combine eligible accounts of multiple AmSouth Funds or accounts of immediate family household members (spouse and children under the age of 21) to achieve reduced sales charges.

In order to obtain a sales charge reduction you may need to provide the Distributor or your investment representative, at the time of purchase, with information regarding shares held in other accounts which may be eligible for aggregation. When informing the Distributor or investment representative it may be necessary to provide information or records regarding shares of the Funds held in (i) all accounts with the Funds or your investment representative; (ii) accounts with other investment representatives; and (iii) accounts in the name of immediate family household members (spouse and children under 21).

Information regarding the Funds' sales charge reduction program can also be obtained free of charge on the Funds' web-site: www.amsouthfunds.com.


Class B Shares

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge ("CDSC") at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

    Years          CDSC as a % of
    Since          Dollar Amount
   Purchase      Subject to Charge*
     0-1               5.00%
     1-2               4.00%
     2-3               3.00%
     3-4               3.00%
     4-5               2.00%
     5-6               1.00%
more than 6            None
-------------------------------------

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).


Conversion Feature -- Class B Shares

   o Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.*
   o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.
   o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
   o If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another AmSouth Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.
   o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the Fund after seven years from the end of the month of purchase.

Shareholder Information

Distribution Arrangements/Sales Charges
(continued)


Sales Charge Waivers
Class A Shares

The following qualify for waivers of sales charges:

   o Shares purchased from investment representatives through fee-based investment products or accounts.

   o Shares purchased upon the reinvestment of dividend and capital gain distributions.

   o  Shares purchased by investors through a payroll deduction plan.

   o Shares purchased by officers, directors, trustees, employees, retired employees, and Immediate Family* of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the AmSouth Funds and their affiliates.

   o Shares purchased by employees and Immediate Family* of dealers who have an agreement with the Distributor.

   o Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs).

   o  Shares purchased under the Reinstatement Privilege defined below.

* Immediate Family is defined as your spouse and children under the age of 21 living at your same address.

You must, at the time of purchase, give the Transfer Agent, Distributor or investment representative sufficient information to permit confirmation of your qualification for a sales charge waiver. In certain circumstances, the Transfer Agent, Distributor or investment representative may not be able to confirm that your investment qualifies for a specific waiver and the Class A sales charge will be deducted from your investment.

The Distributor may also waive the sales charge at any time in its own discretion.


--------------------------------------------------------------------------------
Reinstatement Privilege

If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.
--------------------------------------------------------------------------------

Shareholder Information

Distribution Arrangements/Sales Charges
(continued)

Class B Shares

The CDSC will be waived under certain circumstances, including the following:
   o Redemptions from accounts following the death or disability of a shareholder.
   o  Returns of excess contributions to retirement plans.
   o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.
   o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.
   o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70-1/2.


Distribution and Service (12b-1) Fees and Shareholder Servicing Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

   o  The 12b-1 and shareholder servicing fees vary by share class as follows:
      o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.
      o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.
      o The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.


Short-Term Trading

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 30 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sales of the Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

Shareholder Information

Exchanging Your Shares

You can exchange your shares in the Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

   o  Your name and telephone number;

   o  The exact name on your account and account number;

   o  Taxpayer identification number (usually your Social Security number);

   o  Dollar value or number of shares to be exchanged;

   o  The name of the Fund from which the exchange is to be made;

   o  The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.
--------------------------------------------------------------------------------


Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

   o  Complete the appropriate section of the Account Application.

   o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.


Notes On Exchanges

   o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

   o The registration and tax identification numbers of the two accounts must be identical.

   o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

   o Be sure to read carefully the prospectus of any AmSouth Fund into which you wish to exchange shares.

   o To prevent disruption in the management of the Fund, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the Fund during a calendar year.

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

You will normally have to pay federal income tax, and any state or local income taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated as capital gain dividends are taxable as long-term capital gains. For taxable years beginning on or before December 31, 2008, distributions of ordinary dividends to the Fund's non-corporate shareholders may be treated as "qualified dividend income", which is taxed at reduced rates, if such distributions are derived from, and designated by the Fund as, "qualified dividend income" and provided that holding period and other requirements are met at both the shareholder and fund level. "Qualified dividend income" generally is income derived from dividends of U.S. corporations, "qualified foreign corporations", and certain other foreign corporations. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December. Also, distributions are taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid for your Fund Shares.)

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes the Fund pays. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate its recognition of ordinary income and may affect the timing or amount of its distributions.

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's shares. Any gain resulting from the redemption or exchange of your Fund shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange before December 31, 2008, of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's Advisor and Sub-Advisor do not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

Shareholder Information

Back-Up Withholding

The Fund is required in certain circumstances to apply backup withholding on distributions and redemption proceeds otherwise payable to any noncorporate shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or, in the case of distributions, who is otherwise subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010.

For more information about taxes, please consult the SAI.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2004, both of which are available free of charge upon request (see back cover).

Other Information About the Fund                            Financial Highlights

ENHANCED MARKET FUND -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                    Investment Activities                      Less Dividends from
                                           ----------------------------------------   -------------------------------------
                                                         Net Realized
                                                        and Unrealized                                  Net
                               Net Asset       Net      Gains (Losses)      Total                    Realized
                                 Value,    Investment        from           from          Net       Gains from
                               Beginning     Income       Investments    Investment   Investment    Investment      Total
                               of Period     (Loss)       and Futures    Activities     Income     Transactions   Dividends
                               ---------   ----------   --------------   ----------   ----------   ------------   ---------
 ENHANCED MARKET FUND
  Year Ended July 31, 2004      $ 9.87         0.08           1.17           1.25       (0.08)           --         (0.08)
  Year Ended July 31, 2003      $ 9.16         0.08           0.70           0.78       (0.07)           --         (0.07)
  Year Ended July 31, 2002      $12.27         0.04          (2.96)         (2.92)      (0.03)        (0.16)        (0.19)
  Year Ended July 31, 2001+     $14.64         0.03          (2.15)         (2.12)      (0.03)        (0.22)        (0.25)
  Year Ended July 31, 2000      $13.86         0.07           1.23           1.30       (0.07)        (0.45)        (0.52)

                                                           Total
                                            Net Asset     Return
                                              Value,    (Excluding
                               Redemption      End         Sales
                                  Fees      of Period     Charge)
                               ----------   ---------   ----------
 ENHANCED MARKET FUND
  Year Ended July 31, 2004        -- #        $11.04       12.73%
  Year Ended July 31, 2003        --          $ 9.87        8.54%
  Year Ended July 31, 2002        --          $ 9.87        8.54%
  Year Ended July 31, 2001+       --          $ 9.16      (24.10)%
  Year Ended July 31, 2000        --          $12.27      (14.60)%

                                      Ratios (to average net assets)/Supplemental Data
                               --------------------------------------------------------------
                                                                                        Net
                                                           Expenses                   Assets,
                                   Net                     (before       Portfolio    End of
                               Investment      Net       Reductions/      Turnover    Period
                                 Income     Expenses   Reimbursements)     Rate**     (000's)
                               ----------   --------   ---------------   ---------    -------
 ENHANCED MARKET FUND
  Year Ended July 31, 2004        0.76%       0.95%         1.04%           64%       $24,665
  Year Ended July 31, 2003        0.81%       1.00%         1.12%           27%       $21,431
  Year Ended July 31, 2002        0.41%       1.07%         1.19%           34%       $17,473
  Year Ended July 31, 2001+       0.26%       1.04%         1.14%           42%       $24,666
  Year Ended July 31, 2000        0.48%       1.01%         1.22%           30%       $20,555

   +   Net investment income (loss) is based on average shares outstanding during the period.
   #   Less than one cent per share.
  **   Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Other Information About the Fund                            Financial Highlights

ENHANCED MARKET FUND -- B SHARES Selected data for a share outstanding throughout the period indicated.

                                                    Investment Activities                      Less Dividends from
                                           ----------------------------------------   -------------------------------------
                                                         Net Realized
                                                        and Unrealized                                  Net
                               Net Asset       Net      Gains (Losses)      Total                    Realized
                                 Value,    Investment        from           from          Net       Gains from
                               Beginning     Income       Investments    Investment   Investment    Investment      Total
                               of Period     (Loss)       and Futures    Activities     Income     Transactions   Dividends
                               ---------   ----------   --------------   ----------   ----------   ------------   ---------
 ENHANCED MARKET FUND
  Year Ended July 31, 2004      $ 9.68         0.01           1.14           1.15       (0.03)           --         (0.03)
  Year Ended July 31, 2003      $ 8.99         0.01           0.69           0.70       (0.01)           --         (0.01)
  Year Ended July 31, 2002      $12.11        (0.05)         (2.91)         (2.96)         --         (0.16)        (0.16)
  Year Ended July 31, 2001+     $14.55        (0.06)         (2.14)         (2.20)      (0.02)        (0.22)        (0.24)
  Year Ended July 31, 2000      $13.82        (0.04)          1.22           1.18          --         (0.45)        (0.45)

                                                           Total
                                            Net Asset     Return
                                              Value,    (Excluding
                               Redemption      End         Sales
                                  Fees      of Period     Charge)
                               ----------   ---------   ----------
 ENHANCED MARKET FUND
  Year Ended July 31, 2004        -- #        $10.80       11.84%
  Year Ended July 31, 2003        --          $ 9.68        7.79%
  Year Ended July 31, 2002        --          $ 8.99      (24.73)%
  Year Ended July 31, 2001+       --          $12.11      (15.28)%
  Year Ended July 31, 2000        --          $14.55        8.65%

                                      Ratios (to average net assets)/Supplemental Data
                               --------------------------------------------------------------
                                                                                        Net
                                                           Expenses                   Assets,
                                   Net                     (before       Portfolio    End of
                               Investment      Net       Reductions/      Turnover    Period
                                 Income     Expenses   Reimbursements)     Rate**     (000's)
                               ----------   --------   ---------------   ---------    -------
 ENHANCED MARKET FUND
  Year Ended July 31, 2004         0.02%      1.70%         1.79%           64%       $10,839
  Year Ended July 31, 2003         0.06%      1.75%         1.87%           27%       $ 9,566
  Year Ended July 31, 2002        (0.34)%     1.82%         1.94%           34%       $ 8,644
  Year Ended July 31, 2001+       (0.48)%     1.80%         1.89%           42%       $13,713
  Year Ended July 31, 2000        (0.31)%     1.77%         1.93%           30%       $17,095

   +   Net investment income (loss) is based on average shares outstanding during the period.
   #   Less than one cent per share.
  **   Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                                     [Logo]
                                3435 Stelzer Road
                               Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                      AmSouth Funds
                      3435 Stelzer Road
                      Columbus, Ohio 43219
                      Telephone: 1-800-451-8382
                      Internet: http://www.amsouthfunds.com
                      -------------------------------------

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o  Free from the EDGAR Database on the SEC Website at http://www.sec.gov.



Investment Company Act File No. 811-5551

[Logo]
3435 Stelzer Road
Columbus, OH 43219              www.amsouthfunds.com

[Logo]
3435 Stelzer Road
Columbus, OH 43219              www.amsouthfunds.com                ASO120103-AB

AMSOUTH FUNDS
AMSOUTH INTERNATIONAL
 EQUITY FUND
INVESTOR GUIDE AND PROSPECTUS

CLASS A SHARES
CLASS B SHARES


AMSOUTH FUNDS [logo]                                            DECEMBER 1, 2004

AMSOUTH FUNDS [logo]

                    Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers1. We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

  o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

  o Account history, including information about the transactions and balances in a customer's account(s); and

  o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

  o If you request or authorize the disclosure of the information.

  o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

  o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.


(1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.

                           Not part of the prospectus

AMSOUTH FUNDS
AMSOUTH INTERNATIONAL
 EQUITY FUND
PROSPECTUS

CLASS A SHARES
CLASS B SHARES

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Fund shares or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                                DECEMBER 1, 2004

                               Table of Contents
AmSouth Funds

                    [GRAPHIC]        Description of the Fund -- Objectives, Risk/Return and Expenses
----------------------------------------------------------------------------------------------------
Carefully review this important        2  Overview
section, which summarizes the          3  AmSouth Equity Funds
Fund's investments, risks, past        4  AmSouth International Equity Fund
performance, and fees.

                    [GRAPHIC]        Additional Investment Strategies and Risks
----------------------------------------------------------------------------------------------------
Review this section for additional     8  Investment Strategies
information on investment              9  Investment Practices
strategies and investment practices    9  Investment Risks
and their risks.

                    [GRAPHIC]        Fund Management
----------------------------------------------------------------------------------------------------
Review this section for details on    11  The Investment Advisor
the people and organizations who      11  The Investment Sub-Advisor
provide services to the Fund.         11  Portfolio Manager
                                      12  The Distributor and Administrator

                    [GRAPHIC]        Shareholder Information
----------------------------------------------------------------------------------------------------
Review this section for details on    13  Choosing a Share Class
how shares are valued, how to         14  Pricing of Fund Shares
purchase, sell and exchange shares,   15  Purchasing and Adding to Your Shares
related charges and payments of       19  Selling Your Shares
dividends and distributions.          21  General Policies on Selling Shares
                                      22  Distribution Arrangements/Sales Charges
                                      26  Distribution and Service (12b-1) Fees
                                          and Shareholder Servicing Fees
                                      27  Exchanging Your Shares
                                      28  Dividends, Other Distributions and Taxes

                    [GRAPHIC]        Other Information About The Fund
----------------------------------------------------------------------------------------------------
                                      30  Financial Highlights

                                                                        Overview
[GRAPHIC] Description of the Fund -- Objectives, Risk/Return and Expenses

The Fund The AmSouth International Equity Fund (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares and Class B Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                      The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                      The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets where these securities trade.

                      Like other investments, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the Federal Deposit Insurance Corporate or any other government agency.

                      The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                      The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

                                                                         AmSouth
Description of the Fund -- Objectives, Risk/Return and Expenses     Equity Funds

                      The Fund is one of eight AmSouth Equity Funds. The AmSouth Equity Funds seek capital appreciation and invest primarily in equity securities, principally common stocks and, to a limited extent, preferred stocks and convertible securities.

Who May Want          Consider investing in the Fund and other AmSouth Equity
to Invest             Funds if you are:

                       o seeking a long-term goal such as retirement

                       o looking to add a growth component to your portfolio

                       o willing to accept the risks of investing in the stock
                         markets

                      The Fund and other AmSouth Equity Funds may not be appropriate if you are:

                       o pursuing a short-term goal or investing emergency
                         reserves

                       o uncomfortable with an investment that will fluctuate
                         in value

                                                           AmSouth International
Description of the Fund -- Objectives, Risk/Return and Expenses      Equity Fund

                      Risk/Return Summary

Investment Objective  The Fund seeks to provide investors with capital appreciation.

Principal             The Fund seeks to achieve its objective by investing in
Investment            the stocks of large non-U.S. companies that the Fund's
Strategies            investment sub-advisor determines to be value stocks at
                      the time of purchase. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value (a "book to market ratio"). In assessing value, the sub-advisor may consider additional factors such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer's industry. The criteria the sub-advisor uses for assessing value are subject to change from time to time.

                      The sub-advisor believes that equity investing should involve a long-term view and a focus on asset class selection, not stock picking. It places priority on limiting expenses, portfolio turnover and trading costs. Generally, the sub-advisor structures a portfolio by: 1) starting with a universe of securities, 2) creating a sub-set of companies meeting the sub-advisor's investment guidelines, 3) excluding certain companies after analyzing various factors and 4) purchasing stocks so the portfolio is generally market capitalization weighted within countries.

                      The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers.

                      The Fund intends to invest in the stocks of large companies in countries with developed markets. Under normal market conditions, the Fund intends to invest in companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries, and no more than 40% of the Fund's assets are invested in such companies in any one country. The sub-advisor determines company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the sub-advisor first ranks eligible companies listed on selected exchanges based on the companies' market capitalizations. The sub-advisor then determines the universe of eligible stocks by defining the minimum market capitalization of a large company that may be purchased by the Fund with respect to each country or region. As of the date of this prospectus, on an aggregate basis for the Fund, the sub-advisor considers large companies to be those companies with a market capitalization of at least $716 million. This threshold will vary by country or region and will change with market conditions.

                      The Fund intends to purchase securities within each applicable country or region using a market capitalization weighted approach. The sub-advisor, using this approach and its best judgment, will seek to set country or region weights based on the relative market capitalization of eligible large companies within each country or region. When investing on a market capitalization weighted basis, the sub-advisor will use a market capitalization weighted approach which may include adjusting that weighting to consider such factors as free float, trading strategies, liquidity management and other factors that the sub-advisor determines appropriate, given market conditions. As a result, the weighting of certain countries in the Fund's portfolio may vary from their weighting in international indices such as those published by FTSE International, Morgan Stanley Capital International or Salomon/Smith Barney.

                      For a more complete description of the various securities in which a Fund may invest, please see the Additional Investment Strategies and Risks on page 8 or consult the SAI.

Principal             Market Risk: The Fund's performance will be influenced by
Investment Risks      political, social and economic factors affecting companies in foreign countries. The securities of foreign issuers fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced.

                      Foreign Investment Risk: Foreign securities include special risks such as exposure to currency fluctuations, a lack of adequate company information, political instability, and differing auditing and legal standards. As a result, you could lose money by investing in

                                                           AmSouth International
Description of the Fund -- Objectives, Risk/Return and Expenses      Equity Fund

                      the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock markets of the foreign countries in which the Fund is invested. The Fund generally does not hedge foreign currency risk.

                      Non-Diversified Risk: The Fund is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single company or industry.

                      The Fund may trade securities to implement its strategy, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on distributions of net gains realized on those trades).

                      If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                      For more information about these risks, please see the Additional Investment Strategies and Risks on page 8.

                                                           AmSouth International
Description of the Fund -- Objectives, Risk/Return and Expenses      Equity Fund

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the performance of Class A Shares over time to that of Morgan Stanley Capital International Europe, Australasia, Far East ("EAFE") Index, a widely recognized, unmanaged index of foreign securities representing major non-U.S. stock markets. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Both the bar chart and the table assume the reinvestment of dividends and distributions. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Performance Bar Chart and Table
Year-By-Year Total Returns as of 12/31
for Class A Shares(1)

[The following table was represented as a bar chart in the printed material.]

1998            9.48%
  99           26.77%
  00          -11.50%
  01          -24.31%
  02          -14.95%
2003           52.67%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/04 to 9/30/04 was 7.06%.

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

Best quarter:          23.15%    6/30/03
Worst quarter:        -20.23%    9/30/02

Average Annual Total Returns
(for the periods ending
December 31, 2003)(1)

                                                             1            5      Since Inception
                                                           Year         Years     (8/15/97)(3)
                                                        ----------------------------------------
Class A Shares(2) Return Before Taxes
(with 5.50% sales charge)                                  44.37%        0.82%        1.60%
                                                        ----------------------------------------
Class A Shares Return After Taxes on Distributions         44.18%        0.52%        1.35%
                                                        ----------------------------------------
Class A Shares Return After Taxes on Distributions
and Sale of Fund Shares                                    29.08%        0.57%        1.25%
                                                        ----------------------------------------
Class B Shares(2) Return Before Taxes
(with applicable Contingent Deferred Sales Charge)         46.96%        0.89%        1.74%
                                                        ----------------------------------------
EAFE Index                                                 39.17%        0.26%        1.84%
------------------------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) The quoted returns reflect the performance from 8/15/97 to 12/13/98 of the DG International Equity Fund and from 12/14/98 to 3/12/00 of the ISG International Equity Fund, which were open-end investment companies that were the predecessor funds to the International Equity Fund. The predecessor funds were managed using substantially the same investment objective, policies and methodologies as the Fund. Class A Shares were first offered on 8/15/97. Performance for the Class B Shares, which were first offered on 2/2/99, is based on the historical performance of the Fund's Class A Shares, including the performance of the predecessor fund, (without sales charge) prior to that date. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B distribution (12b-1) fees and the contingent deferred sales charge.

(3) The performance of the EAFE was calculated from 7/31/97.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                           AmSouth International
Description of the Fund -- Objectives, Risk/Return and Expenses      Equity Fund

As an investor in the International Equity Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

--------------------------------------------------------------------------------
Contingent Deferred Sales Charge

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.
--------------------------------------------------------------------------------

                      Fees and Expenses

Shareholder Transaction Expenses     Class A      Class B
(expenses paid by you directly)(1)   Shares       Shares
Maximum Sales Charge
(Load) on Purchases                   5.50%(2)     None
-----------------------------------------------------------
Maximum Deferred Sales
Charge (Load)                         None         5.00%(3)
-----------------------------------------------------------
Redemption Fee(4)                     2.00%        2.00%

Annual Fund Operating Expenses       Class A      Class B
(fees paid from Fund assets)         Shares       Shares

Management Fee                        0.90%        0.90%
-----------------------------------------------------------
Distribution and/or Service
(12b-1) Fee                           None         0.75%
-----------------------------------------------------------
Other Expenses(5)                     0.53%        0.52%
-----------------------------------------------------------
Total Fund Operating Expenses(5)      1.43%        2.17%
-----------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other Class B Shares held continuously, the CDSC declines over a six-year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.

(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.42% for Class A Shares and 0.41% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 1.32%; and Class B Shares, 2.06%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o $10,000 investment

     o 5% annual return

     o no changes in the Fund's operating expenses

     o redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

                          Expense Example

                             1        3          5           10
                           Year     Years      Years       Years
Class A Shares             $688     $978      $1,289      $2,169
----------------------------------------------------------------
Class B Shares
Assuming redemption        $720     $979      $1,364      $2,316
Assuming no redemption     $220     $679      $1,164      $2,316
----------------------------------------------------------------

[GRAPHIC] Additional Investment Strategies and Risks

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. This policy will not be changed without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings for investment purposes. The Fund invests its assets primarily in equity securities of non-U.S. companies (i.e., incorporated or organized outside the United States). Under normal circumstances, the Fund invests at least 80% of its total assets in the equity securities of companies within not less than three different countries (not including the United States). The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers.

Foreign securities held by the Fund may trade on days when the Fund does not calculate its NAV and thus affect the Fund's NAV on days when investors have no access to the Fund.

The Fund is not required to invest exclusively in common stocks or other equity securities, and, if deemed advisable, the Fund may invest, to a limited extent, in fixed income securities and money market instruments. The Fund will not invest in fixed income securities rated lower than A by a credit rating agency, such as Moody's, S&P, Fitch or Duff, or, if unrated, deemed to be of comparable quality by the Advisor.

The Fund invests in the stocks of large companies in countries with developed markets. The Fund is currently authorized to invest in the stocks of large companies in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. In the future the Fund may invest in the stocks of large companies in other developed markets. In addition, the Fund may continue to hold securities of developed market countries that are not listed above as authorized countries, but had been authorized for investment in the past.

The value criteria used by the sub-advisor, as described above, generally apply at the time of purchase by the Fund. The Fund is not required to dispose of a security if the security's issuer does not meet current value criteria. Similarly, the sub-advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities which do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the sub-advisor's judgment, circumstances warrant their sale.

The portfolio structure of the Fund involves market capitalization weighting. Deviation from strict market capitalization weighting may occur for several reasons. The sub-advisor will adjust market cap weighting to consider a stock's free float by exchanging the share capital if a company that is not publicly available for trading in the public equity markets by foreign investors. The sub-advisor may exclude the stock of a company that meets applicable market capitalization criteria if the sub-advisor determines in its best judgment that the purchase of such stock is inappropriate given other conditions. Deviation also will occur because the sub-advisor intends to purchase in round lots only. Furthermore, the sub-advisor may reduce the relative amount of any security held from the level of strict adherence to market capitalization weighting, in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from strict market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures. Block purchases of eligible securities may be made at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, strict adherence to the policy of market capitalization weighting would otherwise require. Changes in the composition and relative ranking (in terms of market capitalization and book to market ratio) of the stocks which are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities.

On at least a semi-annual basis, the sub-advisor will prepare lists of companies whose stock is eligible for investment by the Fund. Additional investments generally will not be made in securities which have changed in value sufficiently to be excluded from the sub-advisor's then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from strict market capitalization weighting. Such deviation could be substantial if a significant amount of the Fund's holdings change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

The Fund may increase its holdings in short-term money market instruments to over 20% of its total assets. The Fund may hold uninvested cash pending investment.

Additional Investment Strategies and Risks

Investment Practices

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following summaries describe the primary securities and techniques the Fund is authorized to use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Following the summaries is a more complete discussion of the risks of each security or instrument. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

To manage its daily cash positions, each Fund also may invest in securities issued by investment companies that invest in short-term debt securities and seek to maintain a net asset value of $1.00, including AmSouth Money Market Funds (pursuant to an SEC exemptive order).

Investment Risks

Below is a more complete discussion of the types of risks inherent in the investment techniques and risks as discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by the Government National Mortgage Association, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association and the Federal Home Loan Banks, by the credit of the issuing agency, such as securities issued by the Federal Farm Credit Banks and the Tennessee Valley Authority or by the U.S. government in some other way.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Company Risk. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Additional Investment Strategies and Risks

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Non-Diversification Risk. A fund which is non-diversified may invest a greater percentage of its assets in a particular issuer compared with other funds and, accordingly, the fund's portfolio may be more sensitive to changes in the market value of a single issuer.

Additional Specific Risks

In addition to the risks discussed above, the Funds' investments may also be subject to the following risks based on the Funds' use of certain investments and investment techniques as indicated for each risk. More information regarding the different investments and investment techniques is available in the Funds' Statement of Additional Information.

Leverage Risk. (call options, futures and related options, put options, repurchase agreements, reverse repurchase agreements, securities lending)

The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Management Risk. (call options, demand features, futures and related options, put options)

The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Political Risk. (American and global depositary receipts, foreign securities, municipal securities)

The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

[GRAPHIC] Fund Management

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor for the Fund. As of July 31, 2004, AAMI had over $9.7 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of September 30, 2003, AmSouth Bank had $15.3 billion in assets under discretionary management and provided custody services for an additional $11.2 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of September 30, 2004 of $49.8 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program. Investment sub-advisory services are provided to the Fund, subject to AAMI's supervision and oversight, pursuant to an investment sub-advisory agreement between AAMI and an investment sub-advisor. AAMI recommends the hiring, termination and replacement of investment sub-advisers to the Board. Upon the receipt of an order from the Securities and Exchange Commission, or a rule change, AAMI may be permitted to enter into new or modified investment sub-advisory agreements with existing or new investment sub-advisors, subject to approval only by the Board.

For these advisory services, the Fund paid the Advisor a fee of 0.90% of the average daily net assets of the Fund during the fiscal year ended July 31, 2004.

The Investment Sub-Advisor

Dimensional Fund Advisors Inc. ("Dimensional") located at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, serves as investment sub-advisor to the International Equity Fund pursuant to an amended and restated Sub-Advisory Agreement with AAMI. Under the Sub-Advisory Agreement, Dimensional manages the Fund, selects investments, and places all orders for purchase and sales of securities, subject to the general supervision of the Board and AAMI in accordance with the Fund's investment objective, policies and restrictions. Dimensional provides discretionary investment management services to client discretionary accounts with assets totaling approximately $53 billion as of September 30, 2004.

Portfolio Manager

Investment decisions for the Fund have been made by the Investment Committee of Dimensional since July 2002. The Investment Committee meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of Dimensional who are elected annually. Karen Umland, Vice President and portfolio manager, heads the international group. Portfolio managers on the international team are located in Los Angeles, London and Sydney.

Fund Management

The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares (the "Distributor"). BISYS and the Advisor may, from time to time, directly or through an affiliate, use their fee revenue, past profits, or other revenue sources, without limitation, to pay promotional, administrative, shareholder support, and other expenses to third parties, including broker-dealers, in connection with the offer, sale and administration of shares of the Funds.

For more detailed information about the Advisor and other service providers, please see the SAI.

[GRAPHIC] Shareholder Information

Choosing a Share Class

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

o Front-end sales charges, as described below.

o Shareholder servicing fees of 0.25% of average daily net assets.

Class B Shares

o No front-end sales charge; all your money goes to work for you right away.

o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. The Fund bears a distribution fee (also called a 12b-1 fee) of 0.75%.

o A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o Maximum investment for all Class B purchases by a shareholder for the Fund's shares: $99,999.

o Because 12b-1 fees are paid on an ongoing basis for eight years, Class B shareholders could end up paying more expenses over the long term than if they had purchased Class A Shares and paid a front-end sales charge.

For actual past expenses of a share class, see the specific information provided in this Prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

Shareholder Information

Pricing of Fund Shares

--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                     NAV =
                          Total Assets - Liabilities
                          ---------------------------
                               Number of Shares
                                  Outstanding

Generally, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------

Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time on days the NYSE is open. In addition, the Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

Additionally, banks, brokers and other financial institutions and representatives may use shares of the AmSouth Money Market Funds in "sweep" programs whereby the accounts of a participating customer of the financial institution or representative have automatically "swept" into shares of one of the Money Market Funds. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:

o Name;

o Date of birth (for individuals);

o Residential or business street address (although post office boxes are still permitted for mailing); and

o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Securities Valuation

The Fund values equity securities daily at their latest available sales price, or absent such a price, by reference to the latest available bid and asked prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued at the Nasdaq Official Closing Price provided by the Nasdaq each business day. For fixed income securities, the Fund use valuations furnished by pricing services approved by the Board and that use both dealer-supplied valuations and electronic and matrix techniques. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in investment companies are valued at their net asset values as reported by such companies. The prospectuses for the registered investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Securities and other assets for which market quotations are not readily available are valued at their fair value as determined

Shareholder Information

pursuant to procedures established by the Board ("fair value pricing"). In addition, fair value pricing may be used to determine the value of a portfolio security if there has been a "significant event," which, under the Fund's procedures is an event that has materially affected the value of the security. When determining whether a significant event has occurred there must be a reasonably high degree of certainty that an event actually has caused the closing market price of the securities to no longer reflect their value at the time set for the Fund's NAV calculation.

Fair value pricing generally will be used if the exchange on which a portfolio security is principally traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's NAV calculation. Fair value pricing also may be used when: (1) governmental actions affect securities in one sector, country or region in a particular way, (2) natural disasters or armed conflicts affect a country or region, or (3) there are significant domestic or foreign market fluctuations.

The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board's designee instead of being determined by market prices. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Board has approved the use of FT Interactive Data Corporation to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events.

                                                     Minimum
                               Minimum Initial     Subsequent
Account type                      Investment       Investment
Class A or Class B
-------------------------------------------------------------
Regular*                            $1,000            $  0
-------------------------------------------------------------
Automatic Investment Plan           $  250            $100
-------------------------------------------------------------

* Employees of AmSouth Bank, BISYS Fund Services and their affiliates are subject to a $100.00 minimum initial investment in AmSouth Funds.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

Shareholder Information

Instructions For Opening Or Adding To An Account - Class A Shares And Class B Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. To purchase directly with the Fund, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check payable to "AmSouth Funds."

3. Mail to: AmSouth Funds
   P.O. Box 182733
   Columbus, OH 43218-2733

Subsequent Investment:

1. Use the investment slip attached to your account statement.
   Or, if unavailable,

2. Include the following information on a piece of paper:
   o AmSouth Funds/Fund name
   o Share class
   o Amount invested
   o Account name
   o Account number.
   Include your account number on your check.

3. Mail to: AmSouth Funds
   P.O. Box 182733
   Columbus, OH 43218-2733

By Overnight Service

See instructions 1-2 above for subsequent investments.

3. Send to: AmSouth Funds
   c/o BISYS Fund Services
   Attn: T.A. Operations
   3435 Stelzer Road
   Columbus, OH 43219

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.
--------------------------------------------------------------------------------

                                  Questions?
                          Call 1-800-451-8382 or your
                          investment representative.
                          ---------------------------

Shareholder Information

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:
Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:
Your name
Your confirmation number

After instructing your bank to wire payment, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.

--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below.
The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

  o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

  o Your bank name, address and account number;

  o The amount you wish to invest automatically (minimum $100);

  o How often you want to invest (every month, 4 times a year, twice a year or once a year);

  o Attach a voided personal check.

To invest regularly from your paycheck or government check:
Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------
Withdrawing Money From Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
--------------------------------------------------------------------------------

Contingent Deferred Sales Charge

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

   1. Call 1-800-451-8382 with instructions as to how you wish to receive your proceeds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)

By mail

   1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
      o your Fund and account number
      o amount you wish to redeem
      o address where your check should be sent
      o account owner signature.

   2. Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares -- Redemptions in Writing Required" below).

   1. See instruction 1 above.

   2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

Shareholder Information

Selling Your Shares
(continued)

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

You must indicate this option on your application, your bank must participate in the ACH and must be a U.S. bank.

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o Include a voided personal check.

o Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

A 2% redemption fee may be charged on shares withdrawn from your account within 30 days of the date of purchase.

Shareholder Information

General Policies On Selling Shares

Redemption Fee

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

The fee will be charged on all covered redemptions and exchanges, including those made through retirement plan, brokerage and other types of omnibus accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee). The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

  o redemptions of shares held in certain omnibus accounts;

  o retirement plans that cannot implement the redemption fee;

  o certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of the shareholder (or if a trust, its beneficiary);

  o redemptions from accounts that meet certain criteria established by management and approved by the Board.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

  o The check is not being mailed to the address on your account.

  o The check is not being made payable to the owner of the account.

  o You are requesting a redemption with electronic or wire transfer payment and have not previously established this option on your account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

Shareholder Information

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you may pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

Undeliverable or Uncashed Checks

If redemption or distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, the check may be canceled and the money reinvested into your account at the then current NAV. If the uncashed or undeliverable check is for a cash distribution, your account may be changed automatically so that all future distributions are reinvested in your account.

Distribution Arrangements/Sales Charges

Calculation of Sales Charges

Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                                 Sales Charge       Sales Charge
            Your                   as a % of          as a % of
         Investment             Offering Price     Your Investment
  Up to $49,999                      5.50%              5.82%
-------------------------------------------------------------------
  $50,000 up to $99,999              4.50%              4.71%
-------------------------------------------------------------------
  $100,000 up to $249,999            3.50%              3.63%
-------------------------------------------------------------------
  $250,000 up to $499,999            2.50%              2.56%
-------------------------------------------------------------------
  $500,000 up to $999,999            1.50%              1.52%
-------------------------------------------------------------------
  $1,000,000 and above(1)            0.00%              0.00%
-------------------------------------------------------------------

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge ("CDSC") of up to 1.00% of the purchase price may be charged to the shareholder if shares are redeemed in the first year after purchase, with the exception of distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan. This CDSC will be based on the lower of your cost for the shares or their NAV at the time of redemption and will not be charged on shares exchanged for shares of the same class of another AmSouth Fund. There will be no CDSC on reinvested distributions. The Distributor may provide additional compensation for retail accounts in an amount up to 1.00% of the offering price of Class A Shares of the Funds for retail account sales of $1 million to $3 million. For retail account sales over $3 million, the amount of additional compensation may be negotiated.

Shareholder Information

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to all shareholders with investments in AmSouth Funds of $50,000 or more with respect to the Equity Funds and Hybrid Funds and $100,000 or more with respect to the Bond Funds. In addition, you may qualify for reduced sales charges under the following circumstances.

o Letter Of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

o Rights Of Accumulation. When the value of Class A shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. To determine whether the sale charge reduction applies, the value of the shares you already own will be calculated by using the greater of the current value or the original investment amount. To be eligible for the right of accumulation, shares of the Funds must be held in the following types of accounts:

    o Individual or Joint Accounts

    o Certain Retirement Accounts (IRA's, etc.)

    o Other accounts owned by the same shareholder (determined by TAX ID) or other shareholders eligible under the Combination Privilege defined below.

o Combination Privilege. You can also combine eligible accounts of multiple AmSouth Funds or accounts of immediate family household members (spouse and children under the age of 21) to achieve reduced sales charges.

In order to obtain a sales charge reduction you may need to provide the Distributor or your investment representative, at the time of purchase, with information regarding shares held in other accounts which may be eligible for aggregation. When informing the Distributor or investment representative it may be necessary to provide information or records regarding shares of the Funds held in (i) all accounts with the Funds or your investment representative; (ii) accounts with other investment representatives; and (iii) accounts in the name of immediate family household members (spouse and children under 21).

Information regarding the Funds' sales charge reduction program can also be obtained free of charge on the Funds' web-site: www.amsouthfunds.com.

Shareholder Information

Class B Shares

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge ("CDSC") at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

    Years          CDSC as a % of
    Since          Dollar Amount
   Purchase      Subject to Charge*
     0-1               5.00%
     1-2               4.00%
     2-3               3.00%
     3-4               3.00%
     4-5               2.00%
     5-6               1.00%
more than 6            None
------------------------------------

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature -- Class B Shares

  o Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.*

  o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.

  o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

  o If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another AmSouth Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.

  o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the Fund after seven years from the end of the month of purchase.

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Sales Charge Waivers
Class A Shares

The following qualify for waivers of sales charges:

  o Shares purchased from investment representatives through fee-based investment products or accounts.

  o Shares purchased upon the reinvestment of dividend and capital gain distributions.

  o Shares purchased by investors through a payroll deduction plan.

  o Shares purchased by officers, directors, trustees, employees, retired employees, and Immediate Family* of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the AmSouth Funds and their affiliates.

  o Shares purchased by employees and Immediate Family* of dealers who have an agreement with the Distributor.

  o Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs) .

  o Shares purchased under the Reinstatement Privilege defined below.

* Immediate Family is defined as your spouse and children under the age of 21 living at your same address.

You must, at the time of purchase, give the Transfer Agent, Distributor or investment representative sufficient information to permit confirmation of your qualification for a sales charge waiver. In certain circumstances, the Transfer Agent, Distributor or investment representative may not be able to confirm that your investment qualifies for a specific waiver and the Class A sales charge will be deducted from your investment.

The Distributor may also waive the sales charge at any time in its own discretion.

--------------------------------------------------------------------------------
Reinstatement Privilege

If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.
--------------------------------------------------------------------------------

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class B Shares

The CDSC will be waived under certain circumstances, including the following:

  o Redemptions from accounts following the death or disability of a shareholder.

  o Returns of excess contributions to retirement plans.

  o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.

  o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.

  o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70-1/2.

Distribution and Service (12b-1) Fees and Shareholder Servicing Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

  o The 12b-1 and shareholder servicing fees vary by share class as follows:

    o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.

    o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.

    o The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

Short-Term Trading

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 30 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sales of the Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

Shareholder Information

Exchanging Your Shares

You can exchange your shares in the Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

  o Your name and telephone number;

  o The exact name on your account and account number;

  o Taxpayer identification number (usually your Social Security number);

  o Dollar value or number of shares to be exchanged;

  o The name of the Fund from which the exchange is to be made;

  o The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.
--------------------------------------------------------------------------------

Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

  o Complete the appropriate section of the Account Application.

  o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

Notes On Exchanges

  o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

  o The registration and tax identification numbers of the two accounts must be identical.

  o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

  o Be sure to read carefully the prospectus of any AmSouth Fund into which you wish to exchange shares.

  o To prevent disruption in the management of the Fund, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the Fund during a calendar year.

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

You will normally have to pay federal income tax, and any state or local income taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated as capital gain dividends are taxable as long-term capital gains. For taxable years beginning on or before December 31, 2008, distributions of ordinary dividends to the Fund's non-corporate shareholders may be treated as "qualified dividend income", which is taxed at reduced rates, if such distributions are derived from, and designated by the Fund as, "qualified dividend income" and provided that holding period and other requirements are met at both the shareholder and fund level. "Qualified dividend income" generally is income derived from dividends of U.S. corporations, "qualified foreign corporations", and certain other foreign corporations. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December. Also, distributions are taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid for your Fund Shares.)

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes the Fund pays. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate its recognition of ordinary income and may affect the timing or amount of its distributions.

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's shares. Any gain resulting from the redemption or exchange of your Fund shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange before December 31, 2008, of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's Advisor and Sub-Advisor do not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

Shareholder Information

Back-Up Withholding
The Fund is required in certain circumstances to apply backup withholding on distributions and redemption proceeds otherwise payable to any noncorporate shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or, in the case of distributions, who is otherwise subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010.

For more information about taxes, please consult the SAI.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

[GRAPHIC] Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2004, both of which are available free of charge upon request (see back cover).

Other Information About the Fund                            Financial Highlights

INTERNATIONAL EQUITY FUND -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                          Investment Activities
                                                ------------------------------------------
                                                               Net Realized
                                                              and Unrealized
                                     Net Asset       Net      Gains (Losses)      Total
                                       Value,    Investment        from           from
                                     Beginning     Income       Investments    Investment
                                     of Period     (Loss)       and Futures    Activities
                                    ----------- ------------ ---------------- ------------
 INTERNATIONAL EQUITY FUND
  Year Ended July 31, 2004           $  8.69         0.07            2.78           2.85
  Year Ended July 31, 2003           $  7.81         0.01            0.87           0.88
  Year Ended July 31, 2002           $  9.49         0.02           (1.70)         (1.68)
  Year Ended July 31, 2001+          $ 12.36         0.06           (2.54)         (2.48)
  Period Ended July 31, 2000 (a)+    $ 13.27         0.05           (0.96)         (0.91)
  Year Ended December 31, 1999       $ 10.58         0.02            2.81           2.83

                                              Less Dividends from
                                    ---------------------------------------
                                                       Net                                                 Total
                                                    Realized                              Net Asset       Return
                                         Net       Gains from                               Value,      (Excluding
                                     Investment    Investment      Total     Redemption      End           Sales
                                       Income     Transactions   Dividends      Fees      of Period       Charge)
                                    ------------ -------------- ----------- ------------ ----------- ----------------
 INTERNATIONAL EQUITY FUND
  Year Ended July 31, 2004              (0.09)           --        (0.09)         -- #     $ 11.45         32.90%
  Year Ended July 31, 2003              (0.01)           --        (0.01)       0.01       $  8.69         11.35%
  Year Ended July 31, 2002                 --            --           --          --       $  7.81        (17.70)%
  Year Ended July 31, 2001+             (0.03)        (0.36)       (0.39)         --       $  9.49        (20.62)%
  Period Ended July 31, 2000 (a)+          --            --           --          --       $ 12.36         (6.78)%^
  Year Ended December 31, 1999          (0.14)           --        (0.14)         --       $ 13.27         26.77%

                                               Ratios (to average net assets)/Supplemental Data
                                    ----------------------------------------------------------------------
                                                                                                    Net
                                                                       Expenses                   Assets,
                                          Net                          (before       Portfolio    End of
                                      Investment         Net         Reductions/      Turnover    Period
                                        Income        Expenses     Reimbursements)     Rate*      (000's)
                                    -------------- -------------- ----------------- ----------- ----------
 INTERNATIONAL EQUITY FUND
  Year Ended July 31, 2004                1.20%          1.34%           1.85%            7%     $15,782
  Year Ended July 31, 2003                1.25%          1.36%           1.86%           18%     $ 4,711
  Year Ended July 31, 2002                0.35%          1.60%           1.89%          160%     $ 3,932
  Year Ended July 31, 2001+               0.52%          1.62%           1.89%           45%     $ 2,685
  Period Ended July 31, 2000 (a)+         0.69%^^        1.69%^^         2.01%^^         32%     $ 1,799
  Year Ended December 31, 1999            0.26%          1.59%           2.12%           40%     $ 1,033

  +         Net investment income (loss) is based on average shares outstanding during the period.
  #         Less than one cent per share.
  *         Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
  ^         Not annualized.
 ^^         Annualized.
(a)         For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth
            Funds, the Fund changed its fiscal year end to July 31.

Other Information About the Fund                            Financial Highlights

INTERNATIONAL EQUITY FUND -- B SHARES Selected data for a share outstanding throughout the period indicated.

                                                             Investment Activities
                                                   ------------------------------------------
                                                                  Net Realized
                                                                 and Unrealized
                                        Net Asset       Net      Gains (Losses)      Total
                                          Value,    Investment        from           from
                                        Beginning     Income       Investments    Investment
                                        of Period     (Loss)       and Futures    Activities
                                       ----------- ------------ ---------------- ------------
 INTERNATIONAL EQUITY FUND
  Year Ended July 31, 2004              $  8.49        (0.03)           2.73           2.70
  Year Ended July 31, 2003              $  7.64           --            0.85           0.85
  Year Ended July 31, 2002              $  9.35        (0.03)          (1.68)         (1.71)
  Year Ended July 31, 2001+             $ 12.25        (0.05)          (2.49)         (2.54)
  Period Ended July 31, 2000 (a)+       $ 13.21           --           (0.96)         (0.96)
  Period Ended December 31, 1999 (b)    $ 10.66        (0.02)           2.69           2.67

                                                 Less Dividends from
                                       ---------------------------------------
                                                          Net                                                 Total
                                                       Realized                              Net Asset       Return
                                            Net       Gains from                               Value,      (Excluding
                                        Investment    Investment      Total     Redemption      End           Sales
                                          Income     Transactions   Dividends      Fees      of Period       Charge)
                                       ------------ -------------- ----------- ------------ ----------- ----------------
 INTERNATIONAL EQUITY FUND
  Year Ended July 31, 2004                    --            --           --          -- #     $ 11.19         31.80%
  Year Ended July 31, 2003                    --            --           --          --       $  8.49         11.13%
  Year Ended July 31, 2002                    --            --           --          --       $  7.64        (18.29)%
  Year Ended July 31, 2001+                   --         (0.36)       (0.36)         --       $  9.35        (21.25)%
  Period Ended July 31, 2000 (a)+             --            --           --          --       $ 12.25         (7.19)%^
  Period Ended December 31, 1999 (b)       (0.12)           --        (0.12)         --       $ 13.21         25.98%^

                                                  Ratios (to average net assets)/Supplemental Data
                                       -----------------------------------------------------------------------
                                                                                                         Net
                                                                             Expenses                  Assets,
                                              Net                            (before       Portfolio   End of
                                           Investment          Net         Reductions/      Turnover   Period
                                             Income         Expenses     Reimbursements)     Rate*     (000's)
                                       ----------------- -------------- ----------------- ----------- --------
 INTERNATIONAL EQUITY FUND
  Year Ended July 31, 2004                    0.30%           2.09%           2.59%            7%     $2,147
  Year Ended July 31, 2003                    0.75%           2.11%           2.61%           18%     $  810
  Year Ended July 31, 2002                   (0.39)%          2.36%           2.64%          160%     $  471
  Year Ended July 31, 2001+                  (0.44)%          2.38%           2.65%           45%     $  516
  Period Ended July 31, 2000 (a)+            (0.04)%^^        2.47%^^         2.72%^^         32%     $  595
  Period Ended December 31, 1999 (b)         (0.54)%^^        2.45%^^         2.73%^^         40%     $  228

  +         Net investment income (loss) is based on average shares outstanding during the period.
  #         Less than one cent per share.
  *         Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
  ^         Not annualized.
 ^^         Annualized.
(a)         For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth
            Funds, the Fund changed its fiscal year end to July 31.
(b)         For the period from February 2, 1999 (commencement of operations) through December 31, 1999.

                              AMSOUTH FUNDS [logo]

                                3435 Stelzer Road
                               Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

AmSouth Funds
3435 Stelzer Road
Columbus, Ohio 43219
Telephone: 1-800-451-8382
Internet: http://www.amsouthfunds.com
-------------------------------------

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

[AmSouth Funds logo] 3435 Stelzer Road
                     Columbus, OH 43219                     www.amsouthfunds.com

AMSOUTH FUNDS [logo] 3435 Stelzer Road
                     Columbus, OH 43219      www.amsouthfunds.com   ASO120103-AB

AMSOUTH FUNDS
AMSOUTH LARGE CAP FUND
INVESTOR GUIDE AND PROSPECTUS

CLASS A SHARES
CLASS B SHARES


[AMSOUTH FUNDS LOGO]                                            DECEMBER 1, 2004

[AMSOUTH FUNDS LOGO]


                     Notice of Privacy Policy and Practices


AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

   o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

   o Account history, including information about the transactions and balances in a customer's account(s); and

   o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

   o If you request or authorize the disclosure of the information.

   o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

   o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.


(1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.


                           Not part of the prospectus

AMSOUTH FUNDS
AMSOUTH LARGE CAP FUND
PROSPECTUS

CLASS A SHARES
CLASS B SHARES

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Fund shares or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                                DECEMBER 1, 2004

AmSouth Funds                  Table of Contents

                    [GRAPHIC]        Description of the Fund -- Objectives, Risk/Return and Expenses
----------------------------------------------------------------------------------------------------
Carefully review this important        2    Overview
section, which summarizes the          3    AmSouth Equity Funds
Fund's investments, risks, past        4    AmSouth Large Cap Fund
performance, and fees.

                    [GRAPHIC]        Additional Investment Strategies and Risks
----------------------------------------------------------------------------------------------------
Review this section for additional     7    Investment Strategies
information on investment              7    Investment Risks
strategies and investment practices    8    Additional Specific Risks
and their risks.

                    [GRAPHIC]        Fund Management
----------------------------------------------------------------------------------------------------
Review this section for details on     9    The Investment Advisor
the people and organizations who       9    Portfolio Manager
provide services to the Fund.          9    The Distributor and Administrator

                    [GRAPHIC]        Shareholder Information
----------------------------------------------------------------------------------------------------
Review this section for details on    10    Choosing a Share Class
how shares are valued, how to         11    Pricing of Fund Shares
purchase, sell and exchange shares,   12    Purchasing and Adding to Your Shares
related charges and payments of       16    Selling Your Shares
dividends and distributions.          18    General Policies on Selling Shares
                                      19    Distribution Arrangements/Sales Charges
                                      23    Distribution and Service (12b-1) Fees
                                              and Shareholder Servicing Fees
                                      24    Exchanging Your Shares
                                      25    Dividends, Other Distributions and Taxes

                    [GRAPHIC]        Other Information About The Fund
----------------------------------------------------------------------------------------------------
                                      27    Financial Highlights

                                                                        Overview
[GRAPHIC] Description of the Fund -- Objectives, Risk/Return and Expenses


The Fund The AmSouth Large Cap Fund (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares and Class B Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                         The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                         The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets where these securities trade.

                         Like other investments, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the Federal Deposit Insurance Corporation or any other government agency.

                         The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                         The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

                                                            AmSouth Equity Funds
Description of the Fund -- Objectives, Risk/Return and Expenses

                         The Fund is one of eight AmSouth Equity Funds. The AmSouth Equity Funds seek capital appreciation and invest primarily in equity securities, principally common stocks and, to a limited extent, preferred stocks and convertible securities.

Who May Want to Invest   Consider investing in the Fund and other AmSouth Equity
                         Funds if you are:

                            o seeking a long-term goal such as retirement

                            o looking to add a growth component to your
                              portfolio

                            o willing to accept the risks of investing in the
                              stock markets

                         The Fund and other AmSouth Equity Funds may not be appropriate if you are:

                            o pursuing a short-term goal or investing emergency
                              reserves

                            o uncomfortable with an investment that will
                              fluctuate in value

                                                          AmSouth Large Cap Fund
Description of the Fund -- Objectives, Risk/Return and Expenses


                         Risk/Return Summary

Investment Objective     The Fund seeks to provide investors with long-term
                         capital appreciation.

Principal                The Fund invests primarily in equity securities of
Investment Strategies    large U.S. companies with market capitalizations over
                         $1 billion that the Advisor believes have the potential to provide capital appreciation and growth of income.

                         In choosing stocks for the Fund, the Advisor's strategy is to select what are in the Advisor's opinion, well-managed U.S. companies that have demonstrated sustained patterns of profitability, strong balance sheets, and the potential to achieve predictable, above-average earnings growth. The Advisor seeks to diversify the Fund's portfolio within various industries typically comprising those the Advisor believes to be the classic growth sectors of the U.S. economy: Technology, Consumer Non-Durables, Health Care, Business Equipment and Services, Retail, Capital Goods and Financials. The Fund invests for long term growth rather than short term profits.

                         For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 7 or consult the SAI.

Principal                Your investment in the Fund may be subject to the
Investment Risks         following principal risks:

                         Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                         Investment Style Risk: The possibility that the market segment on which this Fund focuses -- securities of large cap companies -- will underperform other kinds of investments or market averages.

                         The Fund may trade securities actively to achieve its principal investment strategies. Active trading of portfolio securities could increase the Fund's transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on distributions of net gains realized on those trades).

                         If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                         For more information about these risks, please see the Additional Investment Strategies and Risks on page 7.

                                                          AmSouth Large Cap Fund
Description of the Fund -- Objectives, Risk/Return and Expenses


The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Performance Bar Chart and Table
Year-By-Year Total Returns as of 12/31
for Class A Shares(1,2)

[TABULAR REPRESENTATION OF BAR CHART]

1994           1.78%
  95          34.99%
  96          17.63%
  97          35.93%
  98          37.87%
  99          18.85%
  00          -2.22%
  01         -11.29%
  02         -23.27%
2003          25.59%


The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/04 to 9/30/04 was -3.82%.

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.


Best quarter:          24.83%    12/31/98
Worst quarter:        -17.87%     9/30/02


Average Annual Total Returns
(for the periods ending
December 31, 2002)(1)

                                                             1             5             10
                                                            Year         Years         Years
                                                        --------------------------------------
 Class A Shares(2) Return Before Taxes
 (with 5.50% sales charge)                                  18.66%        -1.25%        11.02%
                                                        --------------------------------------
 Class A Shares Return After Taxes on Distributions         18.64%        -2.83%         9.56%
                                                        --------------------------------------
 Class A Shares Return After Taxes on Distributions
 and Sale of Fund Shares                                    12.15%        -1.33%         9.32%
                                                        --------------------------------------
 Class B Shares(2) Return Before Taxes
 (with applicable Contingent Deferred Sales Charge)         19.69%        -1.18%        10.65%
                                                        --------------------------------------
 S&P 500 Index                                              28.67%        -0.57%        11.06%
----------------------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.
(2) The quoted returns reflect the performance from 8/3/92 to 12/13/98 of the DG Equity Fund and from 12/14/98 to 3/12/00 of the ISG Large Cap Equity Fund, which were open-end investment companies that were predecessor funds to the Large Cap Fund. Funds were managed using substantially the same investment objective, policies and methodologies as the Fund. Class A Shares were first offered on 8/3/92. Performance for the Class B Shares, which were first offered on 12/15/98, is based on the historical performance of the Fund's Class A Shares, including the performance of the predecessor funds', without sales charge) prior to that date. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B distribution (12b-1) fees and the contingent deferred sales charge.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                          AmSouth Large Cap Fund
Description of the Fund -- Objectives, Risk/Return and Expenses


As an investor in the Large Cap Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


--------------------------------------------------------------------------------
Contingent Deferred Sales Charge

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.
--------------------------------------------------------------------------------

                               Fees and Expenses

 Shareholder Transaction Expenses                   Class A              Class B
 (expenses paid by you directly)(1)                  Shares              Shares
 Maximum Sales Charge
 (Load) on Purchases                                 5.50%(2)             None
----------------------------------------------------------------------------------
 Maximum Deferred Sales
 Charge (Load)                                        None                5.00%(3)
----------------------------------------------------------------------------------
 Redemption Fee(4)                                   2.00%                2.00%
 Annual Fund Operating Expenses                    Class A               Class B
 (fees paid from Fund assets)                       Shares               Shares
 Management Fee                                      0.80%                0.80%
----------------------------------------------------------------------------------
 Distribution and/or Service
 (12b-1) Fee                                          None                0.75%
----------------------------------------------------------------------------------
 Other Expenses(5)                                   0.52%                0.52%
----------------------------------------------------------------------------------
  Total Fund Operating Expenses(5)                   1.32%                2.07%
----------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.
(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."
(3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year following purchase. For all other Class B Shares held continuously, the CDSC declines over a six year period as follows:
5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.
(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.
(5) Other expenses are being limited to 0.45% for Class A Shares and 0.45% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 1.25%; and Class B Shares, 2.00%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.


Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

   o $10,000 investment
   o 5% annual return
   o no changes in the Fund's operating expenses
   o redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.


                                Expense Example

                                1           3             5            10
                               Year       Years         Years        Years
 Class A Shares                $677        $945         $1,234       $2,053
---------------------------------------------------------------------------
 Class B Shares
 Assuming redemption           $710        $949         $1,314       $2,208
 Assuming no redemption        $210        $649         $1,114       $2,208
---------------------------------------------------------------------------

[GRAPHIC] Additional Investment Strategies and Risks


Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of U.S. companies with large market capitalizations. This policy will not be changed without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings. Large capitalization companies are generally those companies with market capitalization over $1 billion. The Fund also may invest in debt securities of domestic issuers rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Advisor.

The Fund may increase its holdings in short-term money market instruments to over 20% of its total assets. The Fund may hold uninvested cash pending investment.

To manage its daily cash positions, each Fund also may invest in securities issued by investment companies that invest in short-term debt securities and seek to maintain a net asset value of $1.00, including AmSouth Money Market Funds (pursuant to an SEC exemptive order).


Investment Risks

Below is a more complete discussion of the types of risks inherent in the investment techniques and risks discussed in "Risk/ Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by the Government National Mortgage Association, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by the Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association and the Federal Home Loan Banks, by the credit of the issuing agency, such as securities issued by the Federal Farm Credit Banks and the Tennessee Valley Authority or by the U.S. government in some other way.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Company Risk. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Additional Investment Strategies and Risks


Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.


Additional Specific Risks

In addition to the risks discussed above, the Funds' investments may also be subject to the following risks based on the Funds' use of certain investments and investment techniques as indicated for each risk. More information regarding the different investments and investment techniques is available in the Funds' Statement of Additional Information.

Leverage Risk. (call options, futures and related options, put options, repurchase agreements, reverse repurchase agreements, securities lending)

The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

   Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

   Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Management Risk. (call options, demand features, futures and related options, put options)

The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Political Risk. (American and global depositary receipts, foreign securities, municipal securities)

The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

[GRAPHIC] Fund Management


The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor for the Fund. As of October 31, 2004, AAMI had over $9.7 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of September 30, 2004, AmSouth Bank had $15.3 billion in assets under discretionary management and provided custody services for an additional $11.2 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of September 30, 2004 of $49.8 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program.

For these advisory services, the Fund paid the Advisor a fee of 0.75% of the average daily net assets of the Fund during the fiscal year ended July 31, 2004.


Portfolio Manager

The Large Cap Fund is managed by Ronald E. Lindquist. Mr. Lindquist, who has over 30 years' experience as a portfolio manager, has been the Large Cap Fund's primary portfolio manager since its inception, and has been employed by the Advisor since December 1999. Before December 1999 he was employed by First American National Bank since May 1998, and by Deposit Guaranty National Bank, and Commercial National Bank sine 1978. First American National Bank, Deposit Guaranty National Bank and Commercial National Bank are predecessors of AmSouth Bank and affiliates of the Advisor.


The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares (the "Distributor"). BISYS and the Advisor may, from time to time, directly or through an affiliate, use their fee revenue, past profits, or other revenue sources, without limitation, to pay promotional, administrative, shareholder support, and other expenses to third parties, including broker-dealers, in connection with the offer, sale and administration of shares of the Funds.

For more detailed information about the Advisor and other service providers, please see the SAI.

[GRAPHIC] Shareholder Information


Choosing a Share Class

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.


Class A Shares

o  Front-end sales charges, as described below.

o  Shareholder servicing fees of 0.25% of average daily net assets.


Class B Shares

o  No front-end sales charge; all your money goes to work for you right away.

o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. The Fund bears a distribution fee (also called a 12b-1 fee) of 0.75%.

o  A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o Maximum investment for all Class B purchases by a shareholder for the Fund's shares: $99,999.

o Because 12b-1 fees are paid on an ongoing basis for eight years, Class B shareholders could end up paying more expenses over the long term than if they had purchased Class A Shares and paid a front-end sales charge.

For actual past expenses of a share class, see the specific information provided in this Prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

Shareholder Information


Pricing of Fund Shares

--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                     NAV =
                           Total Assets - Liabilities
                           --------------------------
                               Number of Shares
                                  Outstanding

Generally, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------


Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time on days the NYSE is open. In addition, the Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

Shareholder Information


Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

Additionally, banks, brokers and other financial institutions and representatives may use shares of the AmSouth Money Market Funds in "sweep" programs whereby the accounts of a participating customer of the financial institution or representative are automatically "swept" into shares of one of the Money Market Funds. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.


Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.


As a result, the Fund must obtain the following information for each person that opens a new account:

o  Name;

o  Date of birth (for individuals);

o Residential or business street address (although post office boxes are still permitted for mailing); and

o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Securities Valuation

The Fund values equity securities daily at their latest available sales price, or absent such a price, by reference to the latest available bid and asked prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued at the Nasdaq Official Closing Price provided by the Nasdaq each business day. For fixed income securities, the Fund use valuations furnished by pricing services approved by the Board and that use both dealer-supplied valuations and electronic and matrix techniques. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in investment companies are valued at their net asset values as reported by such companies. The prospectuses for the registered investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Shareholder Information


Securities and other assets for which market quotations are not readily available are valued at their fair value as determined pursuant to procedures established by the Board ("fair value pricing"). In addition, fair value pricing may be used to determine the value of a portfolio security if there has been a "significant event," which, under the Fund's procedures is an event that has materially affected the value of the security. When determining whether a significant event has occurred there must be a reasonably high degree of certainty that an event actually has caused the closing market price of the securities to no longer reflect their value at the time set for the Fund's NAV calculation.

Fair value pricing generally will be used if the exchange on which a portfolio security is principally traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's NAV calculation. Fair value pricing also may be used when: (1) governmental actions affect securities in one sector, country or region in a particular way, (2) natural disasters or armed conflicts affect a country or region, or (3) there are significant domestic or foreign market fluctuations.

The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board's designee instead of being determined by market prices. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Board has approved the use of FT Interactive Data Corporation to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events.

                                                     Minimum
                                Minimum Initial     Subsequent
Account type                       Investment       Investment
 Class A or Class B
--------------------------------------------------------------
 Regular*                            $1,000            $  0
--------------------------------------------------------------
 Automatic Investment Plan           $  250            $100
--------------------------------------------------------------

* Employees of AmSouth Bank, BISYS Fund Services and their affiliates are subject to a $100.00 minimum initial investment in AmSouth Funds.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.


--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

Shareholder Information


Instructions For Opening Or Adding To An Account - Class A Shares And Class B Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. To purchase directly with the Fund, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check payable to "AmSouth Funds."

3. Mail to: AmSouth Funds
   P.O. Box 182733
   Columbus, OH 43218-2733

Subsequent Investment:

1. Use the investment slip attached to your account statement.
   Or, if unavailable,


2. Include the following information on a piece of paper:
   o AmSouth Funds/Fund name
   o Share class
   o Amount invested
   o Account name
   o Account number.

 Include your account number on your check.

3. Mail to: AmSouth Funds
   P.O. Box 182733
   Columbus, OH 43218-2733

By Overnight Service

See instructions 1-2 above for subsequent investments.

3. Send to: AmSouth Funds
   c/o BISYS Fund Services
   Attn: T.A. Operations
   3435 Stelzer Road
   Columbus, OH 43219

--------------------------------------------------------------------------------
Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.
--------------------------------------------------------------------------------


----------------------------
        Questions?
Call 1-800-451-8382 or your
investment representative.
----------------------------

Shareholder Information


Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:
Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:
Your name
Your confirmation number

After instructing your bank to wire payment, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.

--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below.
The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

   o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

   o Your bank name, address and account number;

   o The amount you wish to invest automatically (minimum $100);

   o How often you want to invest (every month, 4 times a year, twice a year or once a year);

   o Attach a voided personal check.

To invest regularly from your paycheck or government check:
Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.

--------------------------------------------------------------------------------

Shareholder Information


Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------
Withdrawing Money From Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
--------------------------------------------------------------------------------


Contingent Deferred Sales Charge

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.


Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.


By telephone (unless you have declined telephone sales privileges)

   1. Call 1-800-451-8382 with instructions as to how you wish to receive your proceeds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)

By mail

   1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
      o your Fund and account number
      o amount you wish to redeem
      o address where your check should be sent
      o account owner signature.

   2. Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares -- Redemptions in Writing Required" below).

   1. See instruction 1 above.

   2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

Shareholder Information


Selling Your Shares
(continued)


Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

You must indicate this option on your application, your bank must participate in the ACH and must be a U.S. bank.

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o  Include a voided personal check.

o  Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

A 2% redemption fee may be charged on shares withdrawn from your account within 30 days of the date of purchase.

Shareholder Information


General Policies On Selling Shares

Redemption Fee

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

The fee will be charged on all covered redemptions and exchanges, including those made through retirement plan, brokerage and other types of omnibus accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee). The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

   o redemptions of shares held in certain omnibus accounts;
   o retirement plans that cannot implement the redemption fee;
   o certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of the shareholder (or if a trust, its beneficiary);
   o redemptions from accounts that meet certain criteria established by management and approved by the Board.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

   o The check is not being mailed to the address on your account.
   o The check is not being made payable to the owner of the account.
   o You are requesting a redemption with electronic or wire transfer payment and have not previously established this option on your account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

Shareholder Information


Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you may pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

Undeliverable or Uncashed Checks

If redemption or distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, the check may be canceled and the money reinvested into your account at the then current NAV. If the uncashed or undeliverable check is for a cash distribution, your account may be changed automatically so that all future distributions are reinvested in your account.


Distribution Arrangements/Sales Charges

Calculation of Sales Charges
Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                                Sales Charge       Sales Charge
            Your                  as a % of          as a % of
         Investment            Offering Price     Your Investment
  Up to $49,999                     5.50%              5.82%
------------------------------------------------------------------
  $50,000 up to $99,999             4.50%              4.71%
------------------------------------------------------------------
  $100,000 up to $249,999           3.50%              3.63%
------------------------------------------------------------------
  $250,000 up to $499,999           2.50%              2.56%
------------------------------------------------------------------
  $500,000 up to $999,999           1.50%              1.52%
------------------------------------------------------------------
  $1,000,000 and above(1)           0.00%              0.00%
------------------------------------------------------------------

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge ("CDSC") of up to 1.00% of the purchase price may be charged to the shareholder if shares are redeemed in the first year after purchase, with the exception of distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan. This CDSC will be based on the lower of your cost for the shares or their NAV at the time of redemption and will not be charged on shares exchanged for shares of the same class of another AmSouth Fund. There will be no CDSC on reinvested distributions. The Distributor may provide additional compensation for retail accounts in an amount up to 1.00% of the offering price of Class A Shares of the Funds for retail account sales of $1 million to $3 million. For retail account sales over $3 million, the amount of additional compensation may be negotiated.

Shareholder Information


Sales Charge Reductions

Reduced sales charges for Class A Shares are available to all shareholders with investments in AmSouth Funds of $50,000 or more with respect to the Equity Funds and Hybrid Funds and $100,000 or more with respect to the Bond Funds. In addition, you may qualify for reduced sales charges under the following circumstances.

   o Letter Of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

   o Rights Of Accumulation. When the value of Class A shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. To determine whether the sale charge reduction applies, the value of the shares you already own will be calculated by using the greater of the current value or the original investment amount. To be eligible for the right of accumulation, shares of the Funds must be held in the following types of accounts:

     o Individual or Joint Accounts

     o Certain Retirement Accounts (IRA's, etc.)

     o Other accounts owned by the same shareholder (determined by TAX ID) or other shareholders eligible under the Combination Privilege defined below.

   o Combination Privilege. You can also combine eligible accounts of multiple AmSouth Funds or accounts of immediate family household members (spouse and children under the age of 21) to achieve reduced sales charges.

In order to obtain a sales charge reduction you may need to provide the Distributor or your investment representative, at the time of purchase, with information regarding shares held in other accounts which may be eligible for aggregation. When informing the Distributor or investment representative it may be necessary to provide information or records regarding shares of the Funds held in (i) all accounts with the Funds or your investment representative; (ii) accounts with other investment representatives; and (iii) accounts in the name of immediate family household members (spouse and children under 21).

Information regarding the Funds' sales charge reduction program can also be obtained free of charge on the Funds' web-site: www.amsouthfunds.com.



Class B Shares

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge ("CDSC") at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.


    Years          CDSC as a % of
    Since          Dollar Amount
   Purchase      Subject to Charge*
     0-1               5.00%
     1-2               4.00%
     2-3               3.00%
     3-4               3.00%
     4-5               2.00%
     5-6               1.00%
more than 6            None


If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Shareholder Information


Conversion Feature -- Class B Shares

   o Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.*

   o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.

   o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

   o If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another AmSouth Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.

   o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the Fund after seven years from the end of the month of purchase.

Shareholder Information


Distribution Arrangements/Sales Charges
continued



Sales Charge Waivers
Class A Shares

The following qualify for waivers of sales charges:

   o Shares purchased from investment representatives through fee-based investment products or accounts.

   o Shares purchased upon the reinvestment of dividend and capital gain distributions.

   o Shares purchased by investors through a payroll deduction plan.

   o Shares purchased by officers, directors, trustees, employees, retired employees, and Immediate Family* of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the AmSouth Funds and their affiliates.

   o Shares purchased by employees and Immediate Family* of dealers who have an agreement with the Distributor.

   o Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs).

   o Shares purchased under the Reinstatement Privilege defined below.

   * Immediate Family is defined as your spouse and children under the age of 21 living at your same address.

   You must, at the time of purchase, give the Transfer Agent, Distributor or investment representative sufficient information to permit confirmation of your qualification for a sales charge waiver. In certain circumstances, the Transfer Agent, Distributor or investment representative may not be able to confirm that your investment qualifies for a specific waiver and the Class A sales charge will be deducted from your investment.

The Distributor may also waive the sales charge at any time in its own discretion.


--------------------------------------------------------------------------------
Reinstatement Privilege

If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.
--------------------------------------------------------------------------------

Shareholder Information


Distribution Arrangements/Sales Charges
continued


Class B Shares

The CDSC will be waived under certain circumstances, including the following:

   o Redemptions from accounts following the death or disability of a shareholder.
   o Returns of excess contributions to retirement plans.
   o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.
   o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.
   o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2.


Distribution and Service (12b-1) Fees and Shareholder Servicing Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

   o The 12b-1 and shareholder servicing fees vary by share class as follows:
     o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.
     o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.
     o The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.


Short-Term Trading

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 30 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sales of the Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

Shareholder Information


Exchanging Your Shares

You can exchange your shares in the Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

--------------------------------------------------------------------------------
Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

   o Your name and telephone number;

   o The exact name on your account and account number;

   o Taxpayer identification number (usually your Social Security number);

   o Dollar value or number of shares to be exchanged;

   o The name of the Fund from which the exchange is to be made;

   o The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.
--------------------------------------------------------------------------------


Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

   o Complete the appropriate section of the Account Application.

   o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.


Notes On Exchanges

   o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

   o The registration and tax identification numbers of the two accounts must be identical.

   o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

   o Be sure to read carefully the prospectus of any AmSouth Fund into which you wish to exchange shares.

   o To prevent disruption in the management of the Fund, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the Fund during a calendar year.

Shareholder Information


Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

You will normally have to pay federal income tax, and any state or local income taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated as capital gain dividends are taxable as long-term capital gains. For taxable years beginning on or before December 31, 2008, distributions of ordinary dividends to the Fund's non-corporate shareholders may be treated as "qualified dividend income", which is taxed at reduced rates, if such distributions are derived from, and designated by the Fund as, "qualified dividend income" and provided that holding period and other requirements are met at both the shareholder and fund level. "Qualified dividend income" generally is income derived from dividends of U.S. corporations, "qualified foreign corporations", and certain other foreign corporations. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December. Also, distributions are taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid for your Fund Shares.)

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes the Fund pays. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate its recognition of ordinary income and may affect the timing or amount of its distributions.

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's Shares. Any gain resulting from the redemption or exchange of your Fund Shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange before December 31, 2008, of his or her Fund Shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's Advisor and Sub-Advisor do not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

Shareholder Information


Back-Up Withholding

The Fund is required in certain circumstances to apply backup withholding on distributions and redemption proceeds otherwise payable to any noncorporate shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or, in the case of distributions, who is otherwise subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010.

For more information about taxes, please consult the SAI.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

[GRAPHIC] Other Information About the Fund


Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2004, both of which are available free of charge upon request (see back cover).

Other Information About the Fund                            Financial Highlights

LARGE CAP FUND -- A SHARES Selected data for a share outstanding throughout the period indicated.


                                                         Investment Activities                      Less Dividends from
                                               ------------------------------------------ ---------------------------------------
                                                              Net Realized
                                                             and Unrealized                                  Net
                                    Net Asset       Net      Gains (Losses)      Total                    Realized
                                      Value,    Investment        from           from          Net       Gains from
                                    Beginning     Income       Investments    Investment   Investment    Investment      Total
                                    of Period     (Loss)       and Futures    Activities     Income     Transactions   Dividends
                                   ----------- ------------ ---------------- ------------ ------------ -------------- -----------
 LARGE CAP FUND
  Year Ended July 31, 2004            $16.34       (0.02)           1.14           1.12          --            --           --
  Year Ended July 31, 2003            $15.45         0.01           1.53           1.54       (0.02)        (0.63)       (0.65)
  Year Ended July 31, 2002            $21.22       (0.01)         (4.57)         (4.58)          --         (1.19)       (1.19)
  Year Ended July 31, 2001+           $28.14       (0.04)         (2.82)         (2.86)          --         (4.06)       (4.06)
  Period Ended July 31, 2000 (a)      $28.02       (0.01)           0.14           0.13       (0.01)           --        (0.01)
  Year Ended December 31, 1999+       $27.55         0.03           5.07           5.10       (0.03)        (4.60)       (4.63)




                                                                 Total
                                                 Net Asset      Return
                                                   Value,     (Excluding
                                    Redemption      End          Sales
                                       Fees      of Period      Charge)
                                   ------------ ----------- --------------
 LARGE CAP FUND
  Year Ended July 31, 2004             --#         $17.46          6.87%
  Year Ended July 31, 2003             --          $16.34         10.45%
  Year Ended July 31, 2002             --          $15.45        (22.75)%
  Year Ended July 31, 2001+            --          $21.22        (11.72)%
  Period Ended July 31, 2000 (a)       --          $28.14          0.45%^
  Year Ended December 31, 1999+        --          $28.02         18.85%




                                               Ratios (to average net assets)/Supplemental Data
                                   -------------------------------------------------------------------------
                                                                                                      Net
                                                                         Expenses                   Assets,
                                          Net                            (before       Portfolio    End of
                                       Investment          Net         Reductions/      Turnover    Period
                                         Income         Expenses     Reimbursements)     Rate**     (000's)
                                   ----------------- -------------- ----------------- ----------- ----------
 LARGE CAP FUND
  Year Ended July 31, 2004              (0.12)%           1.26%           1.39%            8%       $99,518
  Year Ended July 31, 2003               0.09%            1.26%           1.39%            7%       $88,989
  Year Ended July 31, 2002              (0.05)%           1.26%           1.37%           11%       $57,330
  Year Ended July 31, 2001+             (0.16)%           1.25%           1.36%           10%       $66,813
  Period Ended July 31, 2000 (a)        (0.07)%^^         1.14%^^         1.37%^^         10%       $81,099
  Year Ended December 31, 1999+          0.12%            1.04%           1.39%           15%       $79,211



  +    Net investment income (loss) is based on average shares outstanding during the period.
  #    Less than one cent per share.
 **    Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
  ^    Not annualized.
 ^^    Annualized.
(a)    For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth
       Funds, the Fund changed its fiscal year end to July 31.

Other Information About the Fund                            Financial Highlights

LARGE CAP FUND -- B SHARES Selected data for a share outstanding throughout the period indicated.


                                                         Investment Activities
                                               ------------------------------------------
                                                                                               Less
                                                              Net Realized                   Dividends
                                                             and Unrealized                  from Net
                                    Net Asset       Net      Gains (Losses)      Total       Realized
                                      Value,    Investment        from           from       Gains from
                                    Beginning     Income       Investments    Investment    Investment    Redemption
                                    of Period     (Loss)       and Futures    Activities   Transactions      Fees
                                   ----------- ------------ ---------------- ------------ -------------- ------------
 LARGE CAP FUND
  Year Ended July 31, 2004            $15.68       (0.15)          1.09           0.94           --           --#
  Year Ended July 31, 2003            $14.94       (0.09)          1.46           1.37        (0.63)          --
  Year Ended July 31, 2002            $20.70       (0.15)         (4.42)         (4.57)       (1.19)          --
  Year Ended July 31, 2001+           $27.74       (0.21)         (2.77)         (2.98)       (4.06)          --
  Period Ended July 31, 2000 (a)      $27.75       (0.13)          0.12          (0.01)          --           --
  Year Ended December 31, 1999+       $27.54       (0.23)          5.04           4.81        (4.60)          --




                                                     Total
                                    Net Asset       Return
                                      Value,      (Excluding
                                       End           Sales
                                    of Period       Charge)
                                   ----------- ----------------
 LARGE CAP FUND
  Year Ended July 31, 2004            $16.62          5.99%
  Year Ended July 31, 2003            $15.68          9.63%
  Year Ended July 31, 2002            $14.94        (23.31)%
  Year Ended July 31, 2001+           $20.70        (12.40)%
  Period Ended July 31, 2000 (a)      $27.74         (0.04)%^
  Year Ended December 31, 1999+       $27.75         17.78%




                                               Ratios (to average net assets)/Supplemental Data
                                   -------------------------------------------------------------------------
                                                                                                      Net
                                                                         Expenses                   Assets,
                                          Net                            (before       Portfolio    End of
                                       Investment          Net         Reductions/      Turnover    Period
                                         Income         Expenses     Reimbursements)     Rate**     (000's)
                                   ----------------- -------------- ----------------- ----------- ----------
 LARGE CAP FUND
  Year Ended July 31, 2004              (0.87)%           2.01%           2.14%             8%      $24,733
  Year Ended July 31, 2003              (0.66)%           2.01%           2.14%             7%      $23,334
  Year Ended July 31, 2002              (0.80)%           2.01%           2.12%            11%      $21,739
  Year Ended July 31, 2001+             (0.91)%           2.00%           2.11%            10%      $28,118
  Period Ended July 31, 2000 (a)        (0.93)%^^         2.00%^^         2.07%^^          10%      $24,655
  Year Ended December 31, 1999+         (0.79)%           1.98%           2.00%            15%      $18,584

  +    Net investment income (loss) is based on average shares outstanding during the period.
  #    Less than one cent per share.
 **    Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
  ^    Not annualized.
 ^^    Annualized.
(a)    For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth
       Funds, the Fund changed its fiscal year end to July 31.

[AMSOUTH FUNDS LOGO]

 3435 Stelzer Road
 Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:


Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:


                      AmSouth Funds
                      3435 Stelzer Road
                      Columbus, Ohio 43219
                      Telephone: 1-800-451-8382
                      Internet: http://www.amsouthfunds.com
                      --------------------------------------


You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o  Free from the EDGAR Database on the SEC Website at http://www.sec.gov.



Investment Company Act File No. 811-5551

[AMSOUTH FUNDS LOGO]   3435 Stelzer Road
                       Columbus, OH 43219                 www.amsouthfunds.com

[AMSOUTH FUNDS LOGO]   3435 Stelzer Road
                       Columbus, OH 43219
                       www.amsouthfunds.com                       ASO120103-AB

AMSOUTH FUNDS
AMSOUTH MID CAP FUND
INVESTOR GUIDE AND PROSPECTUS

CLASS A SHARES
CLASS B SHARES

AMSOUTH FUNDS(R) [logo]                                         DECEMBER 1, 2004

AMSOUTH FUNDS(R) [logo]

                    Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers1. We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

  o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

  o Account history, including information about the transactions and balances in a customer's account(s); and

  o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

  o If you request or authorize the disclosure of the information.

  o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

  o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.


(1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.

                           Not part of the prospectus

AMSOUTH FUNDS
AMSOUTH MID CAP FUND
PROSPECTUS

  CLASS A SHARES
  CLASS B SHARES

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Fund shares or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                                DECEMBER 1, 2004

AmSouth Funds                  Table of Contents


                  [GRAPHIC]          Description of the Fund -- Objectives, Risk/Return and Expenses
----------------------------------------------------------------------------------------------------
Carefully review this important        2  Overview
section, which summarizes the          3  AmSouth Equity Funds
Fund's investments, risks, past        4  AmSouth Mid Cap Fund
performance, and fees.

                  [GRAPHIC]          Additional Investment Strategies and Risks
----------------------------------------------------------------------------------------------------
Review this section for additional     7  Investment Strategies
information on investment              7  Investment Practices
strategies and investment practices    9  Investment Risks
and their risks.

                  [GRAPHIC]          Fund Management
----------------------------------------------------------------------------------------------------
Review this section for details on    11  The Investment Advisor
the people and organizations who      11  The Investment Sub-Advisors
provide services to the Fund.         11  Portfolio Managers
                                      12  The Distributor and Administrator

                  [GRAPHIC]          Shareholder Information
----------------------------------------------------------------------------------------------------
Review this section for details on    13  Choosing a Share Class
how shares are valued, how to         14  Pricing of Fund Shares
purchase, sell and exchange shares,   15  Purchasing and Adding to Your Shares
related charges and payments of       18  Selling Your Shares
dividends and distributions.          20  General Policies on Selling Shares
                                      21  Distribution Arrangements/Sales Charges
                                      24  Distribution and Service (12b-1) Fees
                                            and Shareholder Servicing Fees
                                      25  Exchanging Your Shares
                                      26  Dividends, Other Distributions and Taxes

                  [GRAPHIC]          Other Information About The Fund
----------------------------------------------------------------------------------------------------
                                      28  Financial Highlights

                                                                        Overview
[GRAPHIC] Description of the Fund -- Objectives, Risk/Return and Expenses

The Fund The AmSouth Mid Cap Fund (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares and Class B Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                      The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                      The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets where these securities trade.

                      Like other investments, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the Federal Deposit Insurance Corporation or any other government agency.

                      The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                      The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

                                                                         AmSouth
Description of the Fund -- Objectives, Risk/Return and Expenses     Equity Funds

                      The Fund is one of eight AmSouth Equity Funds. The AmSouth Equity Funds seek capital appreciation and invest primarily in equity securities, principally common stocks and, to a limited extent, preferred stocks and convertible securities.

Who May Want          Consider investing in the Fund and other AmSouth Equity
to Invest             Funds if you are:

                       o seeking a long-term goal such as retirement

                       o looking to add a growth component to your portfolio

                       o willing to accept the risks of investing in the stock
                         markets

                      The Fund and other AmSouth Equity Funds may not be appropriate if you are:

                       o pursuing a short-term goal or investing emergency
                         reserves

                       o uncomfortable with an investment that will fluctuate
                         in value

                                                                         AmSouth
Description of the Fund -- Objectives, Risk/Return and Expenses     Mid Cap Fund

                      Risk/Return Summary

Investment Objective  The Fund seeks to provide investors with capital appreciation.

Principal             The Fund invests in a broadly diversified portfolio of S&P
Investment            MidCap 400 Index ("S&P 400") stocks, overweighting
Strategies            relative to their S&P 400 weights those that the Fund's
                      investment sub-advisor believes to be undervalued compared to others in the S&P 400. The Fund seeks to maintain risk characteristics similar to that of the S&P 400 and, normally, invests at least 80% of its assets in common stocks drawn from the S&P 400. The market capitalization of companies in the S&P 400 currently range between $309 million and $8.75 billion.

                      The sub-advisor's stock selection process utilizes computer-aided quantitative analysis. The sub-advisor's computer models use many types of data, but emphasize technical data such as price and volume information. Applying these models to stocks within the S&P 400, the sub-advisor hopes to generate more capital growth than that of the S&P 400. The sub-advisor's emphasis on technical analyses can result in significant shifts in portfolio holdings at different times. However, stringent risk controls at the style, industry and individual stock levels are intended to help the Fund maintain risk characteristics similar to those of the S&P 400.

                      For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 7 or consult the SAI.

Principal Investment  Market Risk: The possibility that the Fund's stock
Risks holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                      Investment Style Risk: The Fund invests in mid-cap companies which carry additional risks. These companies typically have less predictable earnings than larger companies and their securities trade less frequently and in more limited volume than those of larger, more established companies. As a result, mid-cap stocks and thus the Fund's shares may fluctuate more in value than larger-cap stocks and funds that focus on them.

                      The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on distributions of net gains realized on those trades).

                      If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                      For more information about these risks, please see the Additional Investment Strategies and Risks on page 7.

                                                                         AmSouth
Description of the Fund -- Objectives, Risk/Return and Expenses     Mid Cap Fund

The bar chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it compares the Fund's performance over time to that of the S&P 400, a widely recognized, unmanaged index of 400 domestic stocks. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Performance Bar Chart and Table
Year-by-Year Total Returns as of 12/31
for Class A Shares(1,2)

[The following table was represented as a bar chart in the printed material.]

2000          -14.95%
  01          -23.07%
  02          -19.73%
2003           34.27%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/04 to 9/30/04 was 3.44%.

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

Best quarter:          17.06%    6/30/03
Worst quarter:        -21.79%    9/30/01

Average Annual Total Returns
(for the periods ending
December 31, 2003)(1)

                                                             1     Since Inception
                                                            Year      (5/4/99)
                                                        --------------------------
Class A Shares(2) Return Before Taxes
(with 5.50% sales charge)                                  26.88%       3.14%
                                                        --------------------------
Class A Shares Return After Taxes on Distributions         26.85%       3.14%
                                                        --------------------------
Class A Shares Return After Taxes on Distributions
and Sale of Fund Shares                                    17.50%       2.69%
                                                        --------------------------
Class B Shares(2) Return Before Taxes
(with applicable Contingent Deferred Sales Charge)         28.21%       3.16%
                                                        --------------------------
S&P MidCap 400 Index                                       35.62%       9.42%
----------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) The quoted returns reflect the performance from 5/4/99 to 3/12/00 of the ISG Mid-Cap Fund, an open-end investment company that was the predecessor fund to the Mid-Cap Fund. The predecessor fund was managed using substantially the same investment objective, policies and methodologies as the Fund. Class A Shares and Class B Shares were both first offered on 5/4/99.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                         AmSouth
Description of the Fund -- Objectives, Risk/Return and Expenses     Mid Cap Fund

As an investor in the Mid Cap Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

--------------------------------------------------------------------------------
Contingent Deferred Sales Charge
Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.
--------------------------------------------------------------------------------

                       Fees and Expenses

Shareholder Transaction Expenses        Class A      Class B
(expenses paid by you directly)(1)      Shares       Shares
Maximum Sales Charge
(Load) on Purchases                      5.50%(2)     None
-------------------------------------------------------------
Maximum Deferred Sales
Charge (Load)                            None         5.00%(3)
-------------------------------------------------------------
Redemption Fee(4)                        2.00%        2.00%

Annual Fund Operating Expenses          Class A      Class B
(fees paid from Fund assets)            Shares       Shares

Management Fee                           0.90%        0.90%
-------------------------------------------------------------
Distribution and/or Service
(12b-1) Fee                              None         0.75%
-------------------------------------------------------------
Other Expenses(5)                        0.53%        0.53%
-------------------------------------------------------------
Total Fund Operating Expenses(5)         1.43%        2.18%
-------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year following purchase. For all other Class B Shares held continuously, the CDSC declines over a six-year period as follows:
5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B Shares automatically convert to Class A Shares.

(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.20% for Class A Shares and 0.20% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 1.10%; and Class B Shares, 1.85%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o $10,000 investment

     o 5% annual return

     o no changes in the Fund's operating expenses

     o redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

                         Expense Example

                             1        3          5           10
                           Year     Years      Years       Years
Class A Shares             $688     $978      $1,289      $2,169
----------------------------------------------------------------
Class B Shares
Assuming redemption        $721     $982      $1,369      $2,323
Assuming no redemption     $221     $682      $1,169      $2,323
----------------------------------------------------------------

[GRAPHIC] Additional Investment Strategies and Risks

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities drawn from the S&P 400. This policy will not be changed without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings. Companies that no longer meet this definition after purchase continue to be considered to meet the definition for purposes of the 80% policy. The sub-advisor may also invest the Fund's assets in companies with smaller or larger market capitalizations. The Fund may invest up to 20% of its assets in securities of foreign issuers traded on the New York or American Stock Exchange or in the over-the-counter market in the form of depositary receipts, such as ADRs. The Fund also may invest in debt securities of domestic issuers rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Advisor.

The Fund may increase its holdings in short-term money market instruments to over 20% of its total assets. The Fund may hold uninvested cash pending investment.

Cash Positions

To manage its daily cash positions, each Fund also may invest in securities issued by investment companies that invest in short-term debt securities and seek to maintain a net asset value of $1.00, including AmSouth Money Market Funds (pursuant to an SEC exemptive order).

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques and risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by GNMA, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA, FHLMC, SLMA and FHLB, by the credit of the issuing agency, such as securities issued by FFCB and TVA or by the U.S. government in some other way.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Company Risk. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Additional Investment Strategies and Risks

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Additional Specific Risks

In addition to the risks discussed above, the Fund's investments may also be subject to the following risks based on the Fund's use of certain investments and investment techniques as indicated for each risk. More information regarding the different investments and investment techniques is available in the Fund's SAI.

Leverage Risk. (call options, futures and related options, put options, repurchase agreements, reverse repurchase agreements, securities lending)

The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Management Risk. (call options, demand features, futures and related options, put options)

The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Political Risk. (American and global depositary receipts, foreign securities, municipal securities)

The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

[GRAPHIC] Fund Management

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor for the Fund. As of July 31, 2004, AAMI had over $9.7 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of September 30, 2004, AmSouth Bank had $15.3 billion in assets under discretionary management and provided custody services for an additional $11.2 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of September 30, 2004 of $49.8 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program. Investment sub-advisory services are provided to the Fund, subject to AAMI's supervision and oversight, pursuant to an investment sub-advisory agreement between AAMI and an investment sub-advisor. AAMI recommends the hiring, termination and replacement of investment sub-advisers to the Board. Upon the receipt of an order from the Securities and Exchange Commission, or a rule change, AAMI may be permitted to enter into new or modified investment sub-advisory agreements with existing or new investment sub-advisors, subject to approval only by the Board.

For these advisory services, the Fund paid the Advisor a fee of 0.61% of the average daily net assets of the Fund during the fiscal year ended July 31, 2004.

The Investment Sub-Advisor

OakBrook Investments, LLC ("OakBrook") serves as investment sub-advisor to the Mid Cap Fund pursuant to an amended and restated Sub-Advisory Agreement with AAMI. Under the Sub-Advisory Agreement, OakBrook manages the Fund, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Board and AAMI in accordance with the Fund's investment objectives, policies, and restrictions.

OakBrook is 50% owned by AmSouth Bank and 50% owned by Neil Wright, Janna Sampson and Peter Jankovskis. OakBrook was organized in February 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 701 Warrenville Road, Suite 335, Lisle, IL 60532.

Portfolio Managers

The Mid Cap Fund is managed by a team of investment professionals, all of whom take an active part in the decision making process. Dr. Neil Wright, Ms. Janna Sampson and Dr. Peter Jankovskis are the team members and have been the portfolio managers of the Mid Cap Fund since June 2002. Each of the portfolio managers has been with OakBrook since 1998. Dr. Wright is OakBrook's President and Chief Investment Officer. From 1993 to 1997, Dr. Wright was the Chief Investment Officer of ANB Investment Management & Trust Co. ("ANB"). Ms. Sampson is OakBrook's Director of Portfolio Management. From 1993 to 1997, she was Senior Portfolio Manager for ANB. Dr. Jankovskis is OakBrook's Director of Research. From 1992 to 1996, he was an Investment Strategist for ANB and from 1996 to 1997 he was the Manager of Research for ANB.

Fund Management

The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares (the "Distributor"). BISYS and the Advisor may, from time to time, directly or through an affiliate, use their fee revenue, past profits, or other revenue sources, without limitation, to pay promotional, administrative, shareholder support, and other expenses to third parties, including broker-dealers, in connection with the offer, sale and administration of shares of the Funds.

For more detailed information about the Advisor and other service providers, please see the SAI.

[GRAPHIC] Shareholder Information

Choosing a Share Class

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

o Front-end sales charges, as described below.

o Shareholder servicing fees of 0.25% of average daily net assets.

Class B Shares

o No front-end sales charge; all your money goes to work for you right away.

o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. The Fund bears a distribution fee (also called a 12b-1 fee) of 0.75%.

o A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o Maximum investment for all Class B purchases by a shareholder for a Fund's shares: $99,999.

o Because 12b-1 fees are paid on an ongoing basis for eight years, Class B shareholders could end up paying more expenses over the long term than if they had purchased Class A Shares and paid a front-end sales charge.

For actual past expenses of a share class, see the specific information provided in the prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

Shareholder Information

Pricing of Fund Shares

--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                     NAV =
                          Total Assets - Liabilities
                          ---------------------------
                               Number of Shares
                                  Outstanding

Generally, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------

Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time on days the NYSE is open. In addition, the Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

Additionally, banks, brokers and other financial institutions and representatives may use shares of the AmSouth Money Market Funds in "sweep" programs whereby the accounts of a participating customer of the financial institution or representative are automatically "swept" into shares of one of the Money Market Funds. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:

  o Name;

  o Date of birth (for individuals);

  o Residential or business street address (although post office boxes are still permitted for mailing); and

  o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Securities Valuation

The Fund values equity securities daily at their latest available sales price, or absent such a price, by reference to the latest available bid and asked prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued at the Nasdaq Official Closing Price provided by the Nasdaq each business day. For fixed income securities, the Fund use valuations furnished by pricing services approved by the Board and that use both dealer-supplied valuations and electronic and matrix techniques. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in investment companies are valued at their net asset values as reported by such companies. The prospectuses for the registered investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Securities and other assets for which market quotations are not readily available are valued at their fair value as determined

Shareholder Information

pursuant to procedures established by the Board ("fair value pricing"). In addition, fair value pricing may be used to determine the value of a portfolio security if there has been a "significant event," which, under the Fund's procedures is an event that has materially affected the value of the security. When determining whether a significant event has occurred there must be a reasonably high degree of certainty that an event actually has caused the closing market price of the securities to no longer reflect their value at the time set for the Fund's NAV calculation.

Fair value pricing generally will be used if the exchange on which a portfolio security is principally traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's NAV calculation. Fair value pricing also may be used when: (1) governmental actions affect securities in one sector, country or region in a particular way, (2) natural disasters or armed conflicts affect a country or region, or (3) there are significant domestic or foreign market fluctuations.

The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board's designee instead of being determined by market prices. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Board has approved the use of FT Interactive Data Corporation to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events.

                                                    Minimum
                               Minimum Initial     Subsequent
Account type                      Investment       Investment
Class A or Class B
--------------------------------------------------------------
Regular*                            $1,000            $  0
--------------------------------------------------------------
Automatic Investment Plan           $  250            $100
--------------------------------------------------------------

* Employees of AmSouth Bank, BISYS Fund Services and their affiliates are subject to a $100.00 minimum initial investment in AmSouth Funds.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

Shareholder Information

Instructions For Opening Or Adding To An Account - Class A Shares And Class B Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. To purchase directly with the Fund, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check payable to "AmSouth Funds."

3. Mail to: AmSouth Funds
   P.O. Box 182733
   Columbus, OH 43218-2733

Subsequent Investment:

1. Use the investment slip attached to your account statement.
   Or, if unavailable,

2. Include the following information on a piece of paper:
   o AmSouth Funds/Fund name
   o Share class
   o Amount invested
   o Account name
   o Account number.
   Include your account number on your check.

3. Mail to: AmSouth Funds
   P.O. Box 182733
   Columbus, OH 43218-2733

By Overnight Service

See instructions 1-2 above for subsequent investments.

3. Send to: AmSouth Funds
   c/o BISYS Fund Services
   Attn: T.A. Operations
   3435 Stelzer Road
   Columbus, OH 43219

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.
--------------------------------------------------------------------------------

                                  Questions?
                          Call 1-800-451-8382 or your
                          investment representative.
                          ---------------------------

Shareholder Information

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:
Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:
Your name
Your confirmation number

After instructing your bank to wire payment, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.

--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below.
The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

  o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

  o Your bank name, address and account number;

  o The amount you wish to invest automatically (minimum $100);

  o How often you want to invest (every month, 4 times a year, twice a year or once a year);

  o Attach a voided personal check.

To invest regularly from your paycheck or government check:
Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------
Withdrawing Money From Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
--------------------------------------------------------------------------------

Contingent Deferred Sales Charge

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

   1. Call 1-800-451-8382 with instructions as to how you wish to receive your proceeds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)

By mail

   1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
      o your Fund and account number
      o amount you wish to redeem
      o address where your check should be sent
      o account owner signature.

   2. Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares -- Redemptions in Writing Required" below).

   1. See instruction 1 above.

   2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

Shareholder Information

Selling Your Shares
(continued)

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

You must indicate this option on your application. Your bank must participate in the ACH and must be a U.S. bank.

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o Include a voided personal check.

o Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

A 2% redemption fee may be charged on shares withdrawn from your account within 30 days of the date of purchase.

Shareholder Information

General Policies On Selling Shares

Redemption Fee

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

The fee will be charged on all covered redemptions and exchanges, including those made through retirement plan, brokerage and other types of omnibus accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee). The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

  o redemptions of shares held in certain omnibus accounts;

  o retirement plans that cannot implement the redemption fee;

  o certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of a shareholder (or if a trust, its beneficiary);

  o redemptions from accounts that meet certain criteria established by management and approved by the Board.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

Redemptions in Writing Required
You must request redemption in writing and obtain a signature guarantee if:

  o The check is not being mailed to the address on your account.

  o The check is not being made payable to the owner of the account.

  o You are requesting a redemption with electronic or wire transfer payment and have not previously established this option on your account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its

Shareholder Information

designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you may pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

Undeliverable or Uncashed Checks

If redemption or distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, the check may be canceled and the money reinvested into your account at the then current NAV. If the uncashed or undeliverable check is for a cash distribution, your account may be changed automatically so that all future distributions are reinvested in your account.

Shareholder Information

Distribution Arrangements/Sales Charges

Calculation of Sales Charges
Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                                 Sales Charge       Sales Charge
            Your                   as a % of          as a % of
         Investment             Offering Price     Your Investment
  Up to $49,999                      5.50%              5.82%
------------------------------------------------------------------
  $50,000 up to $99,999              4.50%              4.71%
------------------------------------------------------------------
  $100,000 up to $249,999            3.50%              3.63%
------------------------------------------------------------------
  $250,000 up to $499,999            2.50%              2.56%
------------------------------------------------------------------
  $500,000 up to $999,999            1.50%              1.52%
------------------------------------------------------------------
  $1,000,000 and above(1)            0.00%              0.00%
------------------------------------------------------------------

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge ("CDSC") of up to 1.00% of the purchase price may be charged to the shareholder if shares are redeemed in the first year after purchase, with the exception of distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan. This CDSC will be based on the lower of your cost for the shares or their NAV at the time of redemption and will not be charged on shares exchanged for shares of the same class of another AmSouth Fund. There will be no CDSC on reinvested distributions. The Distributor may provide additional compensation for retail accounts in an amount up to 1.00% of the offering price of Class A Shares of the Fund for retail account sales of $1 million to $3 million. For retail account sales over $3 million, the amount of additional compensation may be negotiated.

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to all shareholders with investments in AmSouth Funds of $50,000 or more with respect to the Equity Funds and Hybrid Funds and $100,000 or more with respect to the Bond Funds. In addition, you may qualify for reduced sales charges under the following circumstances.

  o Letter Of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

  o Rights Of Accumulation. When the value of Class A shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. To determine whether the sale charge reduction applies, the value of the shares you already own will be calculated by using the greater of the current value or the original investment amount. To be eligible for the right of accumulation, shares of the Fund must be held in the following types of accounts:

      o Individual or Joint Accounts

      o Certain Retirement Accounts (IRA's, etc.)

      o Other accounts owned by the same shareholder (determined by TAX ID) or other shareholders eligible under the Combination Privilege defined below.

  o Combination Privilege. You can also combine eligible accounts of multiple AmSouth Funds or accounts of immediate family household members (spouse and children under the age of 21) to achieve reduced sales charges.

Shareholder Information

In order to obtain a sales charge reduction you may need to provide the Distributor or your investment representative, at the time of purchase, with information regarding shares held in other accounts which may be eligible for aggregation. When informing the Distributor or investment representative it may be necessary to provide information or records regarding shares of the Fund held in (i) all accounts with the Funds or your investment representative; (ii) accounts with other investment representatives; and (iii) accounts in the name of immediate family household members (spouse and children under 21).

Information regarding the Fund's sales charge reduction program can also be obtained free of charge on the Fund's web-site: www.amsouthfunds.com.

Class B Shares

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge ("CDSC") at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

    Years          CDSC as a % of
    Since          Dollar Amount
   Purchase      Subject to Charge*
     0-1               5.00%
     1-2               4.00%
     2-3               3.00%
     3-4               3.00%
     4-5               2.00%
     5-6               1.00%
more than 6            None
-----------------------------------

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature -- Class B Shares

  o Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.*

  o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.

  o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

  o If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another AmSouth Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.

  o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the Fund after seven years from the end of the month of purchase.

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Sales Charge Waivers
Class A Shares

The following qualify for waivers of sales charges:

  o Shares purchased from investment representatives through fee-based investment products or accounts.

  o Shares purchased upon the reinvestment of dividend and capital gain distributions.

  o Shares purchased by investors through a payroll deduction plan.

  o Shares purchased by officers, directors, trustees, employees, retired employees, and Immediate Family* of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the AmSouth Funds and their affiliates.

  o Shares purchased by employees and their Immediate Family* members of dealers who have an agreement with the Distributor.

  o Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs).

  o Shares purchased under the Reinstatement Privilege defined below.

* Immediate Family is defined as your spouse and children under the age of 21 living at your same address.

You must, at the time of purchase, give the Transfer Agent, Distributor or investment representative sufficient information to permit confirmation of your qualification for a sales charge waiver. In certain circumstances, the Transfer Agent, Distributor or investment representative may not be able to confirm that your investment qualifies for a specific waiver and the Class A sales charge will be deducted from your investment.

The Distributor may also waive the sales charge at any time in its own discretion.

--------------------------------------------------------------------------------
Reinstatement Privilege

If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.
--------------------------------------------------------------------------------

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class B Shares

The CDSC will be waived under certain circumstances, including the following:

  o Redemptions from accounts following the death or disability of a shareholder.

  o Returns of excess contributions to retirement plans.

  o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.

  o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.

  o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70-1/2.

Distribution and Service (12b-1) Fees and Shareholder Servicing Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

  o The 12b-1 and shareholder servicing fees vary by share class as follows:

    o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.

    o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.

    o The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

Short-Term Trading

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 30 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sales of the Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

Shareholder Information

Exchanging Your Shares

You can exchange your shares in the Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

  o Your name and telephone number

  o The exact name on your account and account number;

  o Taxpayer identification number (usually your Social Security number);

  o Dollar value or number of shares to be exchanged;

  o The name of the Fund from which the exchange is to be made;

  o The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.
--------------------------------------------------------------------------------

Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

  o Complete the appropriate section of the Account Application.

  o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

Notes On Exchanges

  o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

  o The registration and tax identification numbers of the two accounts must be identical.

  o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

  o Be sure to read carefully the prospectus of any AmSouth Fund into which you wish to exchange shares.

  o To prevent disruption in the management of the Fund, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the Fund during a calendar year.

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

You will normally have to pay federal income tax, and any state or local income taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated as capital gain dividends are taxable as long-term capital gains. For taxable years beginning on or before December 31, 2008, distributions of ordinary dividends to the Fund's non-corporate shareholders may be treated as "qualified dividend income", which is taxed at reduced rates, if such distributions are derived from, and designated by the Fund as, "qualified dividend income" and provided that holding period and other requirements are met at both the shareholder and fund level. "Qualified dividend income" generally is income derived from dividends of U.S. corporations, "qualified foreign corporations", and certain other foreign corporations. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December. Also, distributions are taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid for your Fund Shares.)

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes the Fund pays. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate its recognition of ordinary income and may affect the timing or amount of its distributions.

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's shares. Any gain resulting from the redemption or exchange of your Fund shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange before December 31, 2008, of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's Advisor and Sub-Advisor do not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

Shareholder Information

Back-Up Withholding

The Fund is required in certain circumstances to apply backup withholding on distributions and redemption proceeds otherwise payable to any noncorporate shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or, in the case of distributions, who is otherwise subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010.

For more information about taxes, please consult the SAI.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

[GRAPHIC] Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2004, both of which are available free of charge upon request (see back cover).

Other Information About the Fund                            Financial Highlights

MID CAP FUND -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                              Investment Activities
                                                    ------------------------------------------
                                                                   Net Realized
                                                                  and Unrealized
                                         Net Asset       Net      Gains (Losses)      Total
                                           Value,    Investment        from           from
                                         Beginning     Income       Investments    Investment
                                         of Period     (Loss)       and Futures    Activities
                                        ----------- ------------ ---------------- ------------
 MID CAP FUND
  Year Ended July 31, 2004                $ 10.42         0.01           1.85           1.86
  Year Ended July 31, 2003                $  9.39         0.01           1.03           1.04
  Year Ended July 31, 2002                $ 12.06        (0.16)         (2.51)         (2.67)
  Year Ended July 31, 2001+               $ 16.67        (0.17)         (4.44)         (4.61)
  Period Ended July 31, 2000 (a)+         $ 17.33        (0.13)         (0.53)         (0.66)
  Period Ended December 31, 1999 (b)+     $ 10.00        (0.14)          7.47           7.33

                                                                                                    Ratios (to average net
                                                                                                  assets)/Supplemental Data
                                                                                               --------------------------------
                                            Less                                    Total
                                          Dividends                Net Asset       Return
                                          from Net                   Value,      (Excluding           Net
                                         Investment   Redemption      End           Sales          Investment          Net
                                           Income        Fees      of Period       Charge)           Income         Expenses
                                        ------------ ------------ ----------- ---------------- ----------------- --------------
 MID CAP FUND
  Year Ended July 31, 2004                  (0.02)         -- #     $ 12.26         17.84%            0.08%          1.10%
  Year Ended July 31, 2003                  (0.01)         --       $ 10.42         11.08%            0.08%          1.15%
  Year Ended July 31, 2002                     --          --       $  9.39        (22.14)%          (1.31)%         1.66%
  Year Ended July 31, 2001+                    --          --       $ 12.06        (27.65)%          (1.17)%         1.57%
  Period Ended July 31, 2000 (a)+              --          --       $ 16.67         (3.81)%^         (1.27)%^^       1.62%^^
  Period Ended December 31, 1999 (b)+          --          --       $ 17.33         73.30%^          (1.62)%^^       2.28%^^

                                                 Ratios (to average net
                                                assets)/Supplemental Data
                                        ----------------------------------------
                                                                          Net
                                             Expenses                   Assets,
                                             (before       Portfolio    End of
                                           Reductions/      Turnover    Period
                                         Reimbursements)     Rate*      (000's)
                                        ----------------- ----------- ----------
 MID CAP FUND
  Year Ended July 31, 2004                     1.60%          105%     $15,681
  Year Ended July 31, 2003                     1.65%           59%     $ 9,085
  Year Ended July 31, 2002                     1.83%          221%     $ 8,234
  Year Ended July 31, 2001+                    1.65%          120%     $12,546
  Period Ended July 31, 2000 (a)+              1.65%^^         39%     $11,536
  Period Ended December 31, 1999 (b)+          2.29%^^         20%     $ 2,357

  +         Net investment income (loss) is based on average shares outstanding during the period.
  #         Less than one cent per share.
  *         Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
  ^         Not annualized.
 ^^         Annualized.
(a)         For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth
            Funds, the Fund changed its fiscal year end to July 31.
(b)         For the period from May 4, 1999 (commencement of operations) through December 31, 1999.

Other Information About the Fund                            Financial Highlights

MID CAP FUND -- B SHARES Selected data for a share outstanding throughout the period indicated.

                                                              Investment Activities
                                                    ------------------------------------------
                                                                   Net Realized
                                                                  and Unrealized
                                         Net Asset       Net      Gains (Losses)      Total                  Net Asset
                                           Value,    Investment        from           from                     Value,
                                         Beginning     Income       Investments    Investment   Redemption      End
                                         of Period     (Loss)       and Futures    Activities      Fees      of Period
                                        ----------- ------------ ---------------- ------------ ------------ -----------
 MID CAP FUND
  Year Ended July 31, 2004                $ 10.07       (0.08)           1.79           1.71         -- #      $ 11.78
  Year Ended July 31, 2003                $  9.13       (0.07)           1.01           0.94         --        $ 10.07
  Year Ended July 31, 2002                $ 11.83       (0.25)          (2.45)         (2.70)        --        $  9.13
  Year Ended July 31, 2001+               $ 16.52       (0.27)          (4.42)         (4.69)        --        $ 11.83
  Period Ended July 31, 2000 (a)+         $ 17.28       (0.20)          (0.56)         (0.76)        --        $ 16.52
  Period Ended December 31, 1999 (b)+     $ 10.00       (0.19)           7.47           7.28         --        $ 17.28

                                                                     Ratios (to average net assets)/Supplemental Data
                                                         -------------------------------------------------------------------------
                                              Total                                                                         Net
                                             Return                                            Expenses                   Assets,
                                           (Excluding           Net                            (before       Portfolio    End of
                                              Sales          Investment          Net         Reductions/      Turnover    Period
                                             Charge)           Income         Expenses     Reimbursements)     Rate*      (000's)
                                        ---------------- ----------------- -------------- ----------------- ----------- ----------
 MID CAP FUND
  Year Ended July 31, 2004                    17.00%           (0.67)%          1.85%           2.35%          105%     $ 7,376
  Year Ended July 31, 2003                    10.30%           (0.68)%          1.90%           2.40%           59%     $ 6,525
  Year Ended July 31, 2002                   (22.82)%          (2.07)%          2.41%           2.58%          221%     $ 7,066
  Year Ended July 31, 2001+                  (28.29)%          (1.91)%          2.32%           2.41%          120%     $11,323
  Period Ended July 31, 2000 (a)+             (4.40)%^         (2.00)%^^        2.33%^^         2.37%^^         39%     $12,912
  Period Ended December 31, 1999 (b)+         72.80%^          (2.17)%^^        2.86%^^         2.86%^^         20%     $ 2,177

  +         Net investment income (loss) is based on average shares outstanding during the period.
  #         Less than one cent per share.
  *         Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
  ^         Not annualized.
 ^^         Annualized.
(a)         For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth
            Funds, the Fund changed its fiscal year end to July 31.
(b)         For the period from May 4, 1999 (commencement of operations) through December 31, 1999.

                             AMSOUTH FUNDS(R) [logo]

                                3435 Stelzer Road
                               Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

AmSouth Funds
3435 Stelzer Road
Columbus, Ohio 43219
Telephone: 1-800-451-8382
Internet: http://www.amsouthfunds.com
-------------------------------------

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

[AmSouth Funds logo] 3435 Stelzer Road
                     Columbus, OH 43219                     www.amsouthfunds.com

AMSOUTH FUNDS(R) [logo] 3435 Stelzer Road
                        Columbus, OH 43219    www.amsouthfunds.com  ASO120103-AB

AMSOUTH FUNDS
AMSOUTH SELECT EQUITY FUND
INVESTOR GUIDE AND PROSPECTUS

  CLASS A SHARES
  CLASS B SHARES

[AmSouth Funds logo]                                            DECEMBER 1, 2004

[AmSouth Funds logo]

                    Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

  o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

  o Account history, including information about the transactions and balances in a customer's account(s); and

  o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

  o If you request or authorize the disclosure of the information.

  o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

  o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.


(1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.

                           Not part of the prospectus

AMSOUTH FUNDS
AMSOUTH SELECT EQUITY FUND
PROSPECTUS

  CLASS A SHARES
  CLASS B SHARES

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Fund shares or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                                DECEMBER 1, 2004

AmSouth Funds                  Table of Contents


                      [GRAPHIC]      Description of the Fund -- Objectives, Risk/Return and Expenses
----------------------------------------------------------------------------------------------------
Carefully review this important        2  Overview
section, which summarizes the          3  AmSouth Equity Funds
Fund's investments, risks, past        4  AmSouth Select Equity Fund
performance, and fees.

                      [GRAPHIC]      Additional Investment Strategies and Risks
----------------------------------------------------------------------------------------------------
Review this section for additional     7  Investment Risks
information on investment
strategies and investment practices
and their risks.

                      [GRAPHIC]      Fund Management
----------------------------------------------------------------------------------------------------
Review this section for details on     9  The Investment Advisor
the people and organizations who       9  The Investment Sub-Advisor
provide services to the Fund.          9  Portfolio Managers
                                      10  The Distributor and Administrator

                      [GRAPHIC]      Shareholder Information
----------------------------------------------------------------------------------------------------
Review this section for details on    11  Choosing a Share Class
how shares are valued, how to         12  Pricing of Fund Shares
purchase, sell and exchange shares,   13  Purchasing and Adding to Your Shares
related charges and payments of       17  Selling Your Shares
dividends and distributions.          19  General Policies on Selling Shares
                                      20  Distribution Arrangements/Sales Charges
                                      24  Distribution and Service (12b-1) Fees
                                            and Shareholder Servicing Fees
                                      25  Exchanging Your Shares
                                      26  Dividends, Other Distributions and Taxes

                      [GRAPHIC]      Other Information About The Fund
----------------------------------------------------------------------------------------------------
                                      30  Financial Highlights

                                                                        Overview
[GRAPHIC] Description of the Fund -- Objectives, Risk/Return and Expenses

The Fund The AmSouth Select Equity Fund (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares and Class B Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                      The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                      The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets where these securities trade.

                      Like other investments, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the Federal Deposit Insurance Corporation or any other government agency.

                      The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                      The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

                                                                         AmSouth
Description of the Fund -- Objectives, Risk/Return and Expenses     Equity Funds

                      The Fund is one of eight AmSouth Equity Funds. The AmSouth Equity Funds seek capital appreciation and invest primarily in equity securities, principally common stocks and, to a limited extent, preferred stocks and convertible securities.

Who May Want          Consider investing in the Fund and other AmSouth Equity
to Invest             Funds if you are:

                       o seeking a long-term goal such as retirement

                       o looking to add a growth component to your portfolio

                       o willing to accept the risks of investing in the stock
                         markets

                      The Fund and other AmSouth Equity Funds may not be appropriate if you are:

                       o pursuing a short-term goal or investing emergency
                         reserves

                       o uncomfortable with an investment that will fluctuate
                         in value

                                                                  AmSouth Select
Description of the Fund -- Objectives, Risk/Return and Expenses      Equity Fund

                      Risk/Return Summary

Investment Objective  The Fund seeks long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.

Principal             The Fund invests primarily in common stocks of companies
Investment            with market capitalizations greater than $2 billion at the
Strategies            time of purchase and that possess a dominant market share
                      and have barriers, such as a patent or well-known brand name, that shield their market share and profits from competitors. The Fund's investment sub-advisor does not currently intend to purchase convertible securities.

                      In managing the Fund's portfolio, the sub-advisor continuously monitors a universe of companies possessing "market power" to look for opportunities to purchase these stocks at reasonable prices. "Market power" is a combination of dominant market share and a barrier that protects that market share. In selecting individual securities, the sub-advisor looks for companies that appear undervalued. The sub-advisor then conducts a fundamental analysis of the stock, the industry and the industry structure. The sub-advisor will then purchase those companies whose market power, in the managers' opinion, is intact. As a result, the sub-advisor may focus on a relatively limited number of stocks (i.e., generally 25 or less). The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers.

                      The Fund may also invest in certain other equity securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 7 or consult the SAI.

Principal             Your investment in the Fund may be subject to the
Investment Risks      following principal risks:

                      Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                      Investment Style Risk: The possibility that the market segment on which this Fund focuses -- undervalued growth stocks -- will underperform other kinds of investments or market averages.

                      Non-Diversified Risk: The Fund may invest in a small number of companies which may increase the volatility of the Fund. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single company or industry.

                      The Fund may trade securities actively, to achieve its principal investment strategies. Active trading of portfolio securities could increase the Fund's transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on distributions of net gains realized on those trades). However, the sub-advisor expects that the Fund's annual portfolio turnover rate will average less than 50% each year.

                      If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                      For more information about these risks, please see the Additional Investment Strategies and Risks on page 7.

                                                                  AmSouth Select
Description of the Fund -- Objectives, Risk/Return and Expenses      Equity Fund

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it compares the Fund's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index of common stocks ("S&P 500"). The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Performance Bar Chart and Table
Year-By-Year Total Returns as of 12/31
for Class A Shares(1,2)

[The following table was represented as a bar chart in the printed material.]

1999          -10.12%
  00           12.66%
  01            7.45%
  02           -9.12%
2003           26.03%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/04 to 9/30/04 was 0.64%.

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

Best quarter:          17.30%    12/31/00
Worst quarter:        -13.07%     9/30/99

Average Annual Total Returns
(for the periods ending
December 31, 2003)(1)

                                                             1            5     Since Inception
                                                           Year         Years      (9/1/98)
                                                        ---------------------------------------
Class A Shares(2) Return Before Taxes
(with 5.50% sales charge)                                  19.08%        3.32%       6.81%
                                                        ---------------------------------------
Class A Shares Return After Taxes on
Distributions                                              18.87%        2.57%       6.06%
                                                        ---------------------------------------
Class A Shares Return After Taxes on
Distributions and Sale of Fund Shares                      12.66%        2.37%       5.41%
                                                        ---------------------------------------
Class B Shares(2) Return Before Taxes
(with applicable Contingent Deferred Sales Charge)         20.03%        3.42%       7.03%
                                                        ---------------------------------------
S&P 500 Index(3)                                           28.67%       -0.57%       3.60%
-----------------------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) Class A Shares were first offered on 9/1/98. Performance for the Class B Shares, which were first offered on 9/2/98, is based on the historical performance of the Fund's Class A Shares (without sales charge) prior to that date. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B Shares distribution (12b-1) fees and the contingent deferred sales charge.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) "S&P 500" and "S&P" are registered service marks of Standard & Poor's, a division of the McGraw-Hill Companies Inc., which does not sponsor and is in no way affiliated with the Fund.

                                                                  AmSouth Select
Description of the Fund -- Objectives, Risk/Return and Expenses      Equity Fund

As an investor in the Select Equity Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

--------------------------------------------------------------------------------
Contingent Deferred Sales Charge

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.
--------------------------------------------------------------------------------

                      Fees and Expenses

Shareholder Transaction Expenses     Class A       Class B
(expenses paid by you directly)(1)   Shares        Shares
Maximum Sales Charge
(Load) on Purchases                   5.50%(2)      None
------------------------------------------------------------
Maximum Deferred Sales
Charge (Load)                         None          5.00%(3)
------------------------------------------------------------
Redemption Fee(4)                     2.00%         2.00%

Annual Fund Operating Expenses       Class A       Class B
(fees paid from Fund assets)         Shares        Shares

Management Fee                        0.80%         0.80%
------------------------------------------------------------
Distribution and/or Service
(12b-1) Fee                           None          0.75%
------------------------------------------------------------
Other Expenses(5)                     0.52%         0.52%
------------------------------------------------------------
Total Fund Operating Expenses(5)      1.32%         2.07%
------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.
(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."
(3) A CDSC on Class B Shares held continuously declines over six years starting with year one and ending in year seven from: 5%, 4%, 3%, 3%. 2%, 1%. Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.
(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.
(5) Other expenses are being limited to 0.49% for Class A Shares and 0.49% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 1.29%; and Class B Shares, 2.04%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
     o $10,000 investment
     o 5% annual return
     o no changes in the Fund's operating expenses
     o redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

                         Expense Example

                             1        3          5           10
                           Year     Years      Years       Years
Class A Shares             $677     $945      $1,234      $2,053
----------------------------------------------------------------
Class B Shares
Assuming redemption        $710     $949      $1,314      $2,208
Assuming no redemption     $210     $649      $1,114      $2,208
----------------------------------------------------------------

[GRAPHIC] Additional Investment Strategies and Risks

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. This policy will not be changed without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings. The Fund invests primarily in common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stock of companies with market capitalization greater than $2 billion at the time of purchase. The Fund may also invest in common stocks and securities convertible into common stocks of companies with market capitalizations less than $2 billion and preferred stocks. The Fund may also invest up to 20% of its assets in corporate bonds, notes, and warrants, and short-term money market instruments. Stock futures and option contracts and stock index futures and index option contracts may be used to hedge cash and maintain exposure to the U.S. equity market. The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers.

The Fund may increase its holdings in short-term money market instruments to over 20% of its total assets. The Fund may hold uninvested cash pending investment.

To manage its daily cash positions, each Fund also may invest in securities issued by investment companies that invest in short-term debt securities and seek to maintain a net asset value of $1.00, including AmSouth Money Market Funds (pursuant to an SEC exemptive order).

Investment Risks

Below is a more complete discussion of the types of risks inherent in the investment techniques and discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by the Government National Mortgage Association, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association and the Federal Home Loan Banks, by the credit of the issuing agency, such as securities issued by the Federal Farm Credit Banks and the Tennessee Valley Authority or by the U.S. government in some other way.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Additional Investment Strategies and Risks

Investment Company Risk. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Non-Diversification Risk. A fund which is non-diversified may invest a greater percentage of its assets in a particular issuer compared with other funds and, accordingly, the fund's portfolio may be more sensitive to changes in the market value of a single issuer.

Additional Specific Risks

In addition to the risks discussed above, the Funds' investments may also be subject to the following risks based on the Funds' use of certain investment and investment techniques as indicated for each risk. More information regarding the different investments and investment techniques is available in the Funds' Statement of Additional Information.

Leverage Risk. (call options, futures and related options, put options, repurchase agreements, reverse repurchase agreements, securities lending)

The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Management Risk. (call options, demand features, futures and related options, put options)

The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Political Risk. (American and global depositary receipts, foreign securities, municipal securities)

The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

[GRAPHIC] Fund Management

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor for the Fund. As of July 31, 2004, AAMI had over $9.7 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of September 30, 2004, AmSouth Bank had $15.3 billion in assets under discretionary management and provided custody services for an additional $11.2 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of September 30, 2004 of $49.8 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program. Investment sub-advisory services are provided to the Fund, subject to AAMI's supervision and oversight, pursuant to an investment sub-advisory agreement between AAMI and an investment sub-advisor. AAMI recommends the hiring, termination and replacement of investment sub-advisers to the Board. Upon the receipt of an order from the Securities and Exchange Commission, or a rule change, AAMI may be permitted to enter into new or modified investment sub-advisory agreements with existing or new investment sub-advisors, subject to approval only by the Board.

For these advisory services, the Fund paid the Advisor a fee of 0.80% of the average daily net assets of the Fund during the fiscal year ended July 31, 2004.

The Investment Sub-Advisor

OakBrook Investments, LLC ("OakBrook") serves as investment sub-advisor to the Select Equity Fund pursuant to an amended and restated Sub-Advisory Agreement with AAMI. Under the Sub-Advisory Agreement, OakBrook manages the Fund, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Board and AAMI in accordance with the Fund's investment objectives, policies, and restrictions.

OakBrook is 50% owned by AmSouth Bank and 50% owned by Neil Wright, Janna Sampson and Peter Jankovskis. OakBrook was organized in February 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 701 Warrenville Road, Suite 335, Lisle, IL 60532.

Dr. Neil Wright, Ms. Janna Sampson, and Dr. Peter Jankovskis are the portfolio managers for the Select Equity Fund, and, as such, have the primary responsibility for the day-to-day portfolio management of the Fund.

Portfolio Managers

The Select Equity Fund is managed by a team of investment professionals, all of whom take an active part in the decision making process. Dr. Neil Wright, Ms. Janna Sampson and Dr. Peter Jankovskis are the team members and have been the portfolio managers of the Select Equity Fund since its inception. Each of the portfolio managers has been with OakBrook since 1998. Dr. Wright is OakBrook's President and Chief Investment Officer. From 1993 to 1997, Dr. Wright was the Chief Investment Officer of ANB Investment Management & Trust Co. ("ANB"). Ms. Sampson is OakBrook's Director of Portfolio Management. From 1993 to 1997, she was Senior Portfolio Manager for ANB. Dr. Jankovskis is OakBrook's Director of Research. From 1992 to 1996, he was an Investment Strategist for ANB and from 1996 to 1997 he was the Manager of Research for ANB.

Fund Management

The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares (the "Distributor"). BISYS and the Advisor may, from time to time, directly or through an affiliate, use their fee revenue, past profits, or other revenue sources, without limitation, to pay promotional, administrative, shareholder support, and other expenses to third parties, including broker-dealers, in connection with the offer, sale and administration of shares of the Funds.

For more detailed information about the Advisor and other service providers, please see the SAI.

[GRAPHIC] Shareholder Information

Choosing a Share Class

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

o Front-end sales charges, as described below.

o Shareholder servicing fees of 0.25% of average daily net assets.

Class B Shares

o No front-end sales charge; all your money goes to work for you right away.

o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. The Fund bears a distribution fee (also called a 12b-1) fee of 0.75%.

o A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o Maximum investment for all Class B purchases by a shareholder for the Fund's shares: $99,999.

o Because 12b-1 fees are paid on an ongoing basis for eight years, Class B shareholders could end up paying more expenses over the long term than if they had purchased Class A Shares and paid a front-end sales charge.

For actual past expenses of a share class, see the specific information provided in the Prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

Shareholder Information

Pricing of Fund Shares

--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                      NAV =
                           Total Assets - Liabilities
                           --------------------------
                                Number of Shares
                                   Outstanding

Generally, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------

Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time on days the NYSE is open. In addition, the Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

Additionally, banks, brokers and other financial institutions and representatives may use shares of the AmSouth Money Market Funds in "sweep" programs whereby the accounts of a participating customer of the financial institution or representative are automatically "swept" into shares of one of the Money Market Funds. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:

o Name;

o Date of birth (for individuals);

o Residential or business street address (although post office boxes are still permitted for mailing); and

o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Securities Valuation

The Fund values equity securities daily at their latest available sales price, or absent such a price, by reference to the latest available bid and asked prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued at the Nasdaq Official Closing Price provided by the Nasdaq each business day. For fixed income securities, the Fund use valuations furnished by pricing services approved by the Board and that use both dealer-supplied valuations and electronic and matrix techniques. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in investment companies are valued at their net asset values as reported by such companies. The prospectuses for the registered investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Securities and other assets for which market quotations are not readily available are valued at their fair value as determined

Shareholder Information

pursuant to procedures established by the Board ("fair value pricing"). In addition, fair value pricing may be used to determine the value of a portfolio security if there has been a "significant event," which, under the Fund's procedures is an event that has materially affected the value of the security. When determining whether a significant event has occurred there must be a reasonably high degree of certainty that an event actually has caused the closing market price of the securities to no longer reflect their value at the time set for the Fund's NAV calculation.

Fair value pricing generally will be used if the exchange on which a portfolio security is principally traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's NAV calculation. Fair value pricing also may be used when: (1) governmental actions affect securities in one sector, country or region in a particular way, (2) natural disasters or armed conflicts affect a country or region, or (3) there are significant domestic or foreign market fluctuations.

The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board's designee instead of being determined by market prices. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Board has approved the use of FT Interactive Data Corporation to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events.

                                                    Minimum
                               Minimum Initial     Subsequent
Account type                      Investment       Investment
Class A or Class B
-------------------------------------------------------------
Regular*                            $1,000            $  0
-------------------------------------------------------------
Automatic Investment Plan           $  250            $100
-------------------------------------------------------------

* Employees of AmSouth Bank, BISYS Fund Services and their affiliates are subject to a $100.00 minimum initial investment in AmSouth Funds.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

Shareholder Information

Instructions For Opening Or Adding To An Account - Class A Shares And Class B Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. To purchase directly with the Fund, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check payable to "AmSouth Funds."

3. Mail to: AmSouth Funds
   P.O. Box 182733
   Columbus, OH 43218-2733

Subsequent Investment:

1. Use the investment slip attached to your account statement.
   Or, if unavailable,

2. Include the following information on a piece of paper:
   o AmSouth Funds/Fund name
   o Share class
   o Amount invested
   o Account name
   o Account number.
   Include your account number on your check.

3. Mail to: AmSouth Funds
   P.O. Box 182733
   Columbus, OH 43218-2733

By Overnight Service

See instructions 1-2 above for subsequent investments.

3. Send to: AmSouth Funds
   c/o BISYS Fund Services
   Attn: T.A. Operations
   3435 Stelzer Road
   Columbus, OH 43219

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.
--------------------------------------------------------------------------------

                                  Questions?
                          Call 1-800-451-8382 or your
                          investment representative.
                          ---------------------------

Shareholder Information

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:
Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:
Your name
Your confirmation number

After instructing your bank to wire payment, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.

--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below.
The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

  - Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

  - Your bank name, address and account number;

  - The amount you wish to invest automatically (minimum $100);

  - How often you want to invest (every month, 4 times a year, twice a year or once a year);

  - Attach a voided personal check.

To invest regularly from your paycheck or government check:
Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------
Withdrawing Money From Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
--------------------------------------------------------------------------------

Contingent Deferred Sales Charge

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

   1. Call 1-800-451-8382 with instructions as to how you wish to receive your proceeds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)

By mail

   1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
      o your Fund and account number
      o amount you wish to redeem
      o address where your check should be sent
      o account owner signature.

   2. Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares -- Redemptions in Writing Required" below).

   1. See instruction 1 above.

   2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

Shareholder Information

Selling Your Shares
(continued)

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

You must indicate this option on your application, your bank must participate in the ACH and must be a U.S. bank.

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o  Include a voided personal check.

o  Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

A 2% redemption fee may be charged on shares withdrawn from your account within 30 days of the date of purchase.

Shareholder Information

General Policies On Selling Shares

Redemption Fee

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

The fee will be charged on all covered redemptions and exchanges, including those made through retirement plan, brokerage and other types of omnibus accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee). The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

  o redemptions of shares held in certain omnibus accounts;

  o retirement plans that cannot implement the redemption fee;

  o certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of the shareholder (or if a trust, its beneficiary);

  o redemptions from accounts that meet certain criteria established by management and approved by the Board.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

  o The check is not being mailed to the address on your account.

  o The check is not being made payable to the owner of the account.

  o You are requesting a redemption with electronic or wire transfer payment and have not previously established this option on your account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

Shareholder Information

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you may pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

Undeliverable or Uncashed Checks

If redemption or distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, the check may be canceled and the money reinvested into your account at the then current NAV. If the uncashed or undeliverable check is for a cash distribution, your account may be changed automatically so that all future distributions are reinvested in your account.

Distribution Arrangements/Sales Charges

Calculation of Sales Charges
Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                                 Sales Charge       Sales Charge
            Your                   as a % of          as a % of
         Investment             Offering Price     Your Investment
  Up to $49,999                      5.50%              5.82%
------------------------------------------------------------------
  $50,000 up to $99,999              4.50%              4.71%
------------------------------------------------------------------
  $100,000 up to $249,999            3.50%              3.63%
------------------------------------------------------------------
  $250,000 up to $499,999            2.50%              2.56%
------------------------------------------------------------------
  $500,000 up to $999,999            1.50%              1.52%
------------------------------------------------------------------
  $1,000,000 and above(1)            0.00%              0.00%
------------------------------------------------------------------

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge ("CDSC") of up to 1.00% of the purchase price may be charged to the shareholder if shares are redeemed in the first year after purchase, with the exception of distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan. This CDSC will be based on the lower of your cost for the shares or their NAV at the time of redemption and will not be charged on shares exchanged for shares of the same class of another AmSouth Fund. There will be no CDSC on reinvested distributions. The Distributor may provide additional compensation for retail accounts in an amount up to 1.00% of the offering price of Class A Shares of the Funds for retail account sales of $1 million to $3 million. For retail account sales over $3 million, the amount of additional compensation may be negotiated.

Shareholder Information

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to all shareholders with investments in AmSouth Funds of $50,000 or more with respect to the Equity Funds and Hybrid Funds and $100,000 or more with respect to the Bond Funds. In addition, you may qualify for reduced sales charges under the following circumstances.

o Letter Of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

o Rights Of Accumulation. When the value of Class A Shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. To determine whether the sale charge reduction applies, the value of the shares you already own will be calculated by using the greater of the current value or the original investment amount. To be eligible for the right of accumulation, shares of the Funds must be held in the following types of accounts:

  o Individual or Joint Accounts

  o Certain Retirement Accounts (IRA's, etc.)

  o Other accounts owned by the same shareholder (determined by TAX ID) or other shareholders eligible under the Combination Privilege defined below.

o Combination Privilege. You can also combine eligible accounts of multiple AmSouth Funds or accounts of immediate family household members (spouse and children under the age of 21) to achieve reduced sales charges.

In order to obtain a sales charge reduction you may need to provide the Distributor or your investment representative, at the time of purchase, with information regarding shares held in other accounts which may be eligible for aggregation. When informing the Distributor or investment representative it may be necessary to provide information or records regarding shares of the Funds held in (i) all accounts with the Funds or your investment representative; (ii) accounts with other investment representatives; and (iii) accounts in the name of immediate family household members (spouse and children under 21).

Information regarding the Funds' sales charge reduction program can also be obtained free of charge on the Funds' web-site: www.amsouthfunds.com.

Shareholder Information

Class B Shares

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge ("CDSC") at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

    Years          CDSC as a % of
    Since          Dollar Amount
   Purchase      Subject to Charge*
     0-1               5.00%
     1-2               4.00%
     2-3               3.00%
     3-4               3.00%
     4-5               2.00%
     5-6               1.00%
more than 6            None
------------------------------------

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature -- Class B Shares

  o Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.*
  o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.
  o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
  o If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another AmSouth Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.
  o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the Fund after seven years from the end of the month of purchase.

Shareholder Information

Distribution Arrangements/Sales Charges
(continued)

Sales Charge Waivers
Class A Shares

The following qualify for waivers of sales charges:

  o Shares purchased from investment representatives through fee-based investment products or accounts.

  o Shares purchased upon the reinvestment of dividend and capital gain distributions.

  o Shares purchased by investors through a payroll deduction plan.

  o Shares purchased by officers, directors, trustees, employees, retired employees, and Immediate Family* of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the AmSouth Funds and their affiliates.

  o Shares purchased by employees and Immediate Family* of dealers who have an agreement with the Distributor.

  o Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs).

  o Shares purchased under the Reinstatement Privilege defined below.

  o Shares purchased with proceeds from the redemption of shares of another mutual fund complex within 30 days of redemption, if the investor paid a front-end sales charge.

* Immediate Family is defined as your spouse and children under the age of 21 living at your same address.

You must, at the time of purchase, give the Transfer Agent, Distributor or investment representative sufficient information to permit confirmation of your qualification for a sales charge waiver. In certain circumstances, the Transfer Agent, Distributor or investment representative may not be able to confirm that your investment qualifies for a specific waiver and the Class A sales charge will be deducted from your investment.

The Distributor may also waive the sales charge at any time in its own discretion.

--------------------------------------------------------------------------------
Reinstatement Privilege

If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.
--------------------------------------------------------------------------------

Shareholder Information

Distribution Arrangements/Sales Charges
(continued)

Class B Shares

The CDSC will be waived under certain circumstances, including the following:

  o Redemptions from accounts following the death or disability of a shareholder.

  o Returns of excess contributions to retirement plans.

  o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.

  o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.

  o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70-1/2.

Distribution and Service (12b-1) Fees and Shareholder Servicing Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

  o The 12b-1 and shareholder servicing fees vary by share class as follows:
      o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.
      o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.
      o The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

Short-Term Trading

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 30 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sales of the Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

Shareholder Information

Exchanging Your Shares

You can exchange your shares in the Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

  o Your name and telephone number;

  o The exact name on your account and account number;

  o Taxpayer identification number (usually your Social Security number);

  o Dollar value or number of shares to be exchanged;

  o The name of the Fund from which the exchange is to be made;

  o The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.
--------------------------------------------------------------------------------

Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

  o Complete the appropriate section of the Account Application.

  o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

Notes On Exchanges

  o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

  o The registration and tax identification numbers of the two accounts must be identical.

  o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

  o Be sure to read carefully the prospectus of any AmSouth Fund into which you wish to exchange shares.

  o To prevent disruption in the management of the Fund, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the Fund during a calendar year.

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

You will normally have to pay federal income tax, and any state or local income taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated as capital gain dividends are taxable as long-term capital gains. For taxable years beginning on or before December 31, 2008, distributions of ordinary dividends to the Fund's non-corporate shareholders may be treated as "qualified dividend income", which is taxed at reduced rates, if such distributions are derived from, and designated by the Fund as, "qualified dividend income" and provided that holding period and other requirements are met at both the shareholder and fund level. "Qualified dividend income" generally is income derived from dividends of U.S. corporations, "qualified foreign corporations", and certain other foreign corporations. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December. Also, distributions are taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid for your Fund Shares).

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes the Fund pays. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate its recognition of ordinary income and may affect the timing or amount of its distributions.

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's shares. Any gain resulting from the redemption or exchange of your Fund shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange before December 31, 2008, of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's Advisor and Sub-Advisor do not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

Shareholder Information

Back-Up Withholding

The Fund is required in certain circumstances to apply backup withholding on distributions and redemption proceeds otherwise payable to any noncorporate shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or, in the case of distributions, who is otherwise subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010.

For more information about taxes, please consult the SAI.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

[GRAPHIC] Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the the period of the Fund's operations. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2004, both of which are available free of charge upon request (see back cover).

Other Information About the Fund                            Financial Highlights

SELECT EQUITY FUNDS -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                    Investment Activities                      Less Dividends from
                                          ------------------------------------------ ---------------------------------------
                                                         Net Realized
                                                        and Unrealized                                  Net
                               Net Asset       Net      Gains (Losses)      Total                    Realized
                                 Value,    Investment        from           from          Net       Gains from
                               Beginning     Income       Investments    Investment   Investment    Investment      Total
                               of Period     (Loss)       and Futures    Activities     Income     Transactions   Dividends
                              ----------- ------------ ---------------- ------------ ------------ -------------- -----------
 SELECT EQUITY FUND
  Year Ended July 31, 2004       $11.89        0.06           1.55           1.61       (0.06)        (0.10)       (0.16)
  Year Ended July 31, 2003       $10.98        0.05           0.91           0.96       (0.05)           --        (0.05)
  Year Ended July 31, 2002       $11.23        0.02          (0.25)         (0.23)      (0.02)           --        (0.02)
  Year Ended July 31, 2001+      $ 8.72        0.01           2.51           2.52       (0.01)           --        (0.01)
  Year Ended July 31, 2000+      $11.88        0.07          (2.35)         (2.28)      (0.07)        (0.81)       (0.88)

                                                           Total
                                            Net Asset     Return
                                              Value,    (Excluding
                               Redemption      End         Sales
                                  Fees      of Period     Charge)
                              ------------ ----------- ------------
 SELECT EQUITY FUND
  Year Ended July 31, 2004          -- #      $13.34       13.54%
  Year Ended July 31, 2003          --        $11.89        8.77%
  Year Ended July 31, 2002          --        $10.98       (2.01)%
  Year Ended July 31, 2001+         --        $11.23       28.96%
  Year Ended July 31, 2000+         --        $ 8.72      (19.86)%

                                      Ratios (to average net assets)/Supplemental Data
                              ----------------------------------------------------------------
                                                                                        Net
                                                           Expenses                   Assets,
                                   Net                     (before       Portfolio    End of
                               Investment      Net       Reductions/      Turnover    Period
                                 Income     Expenses   Reimbursements)     Rate*      (000's)
                              ------------ ---------- ----------------- ----------- ----------
 SELECT EQUITY FUND
  Year Ended July 31, 2004         0.39%       1.29%         1.39%           18%     $15,730
  Year Ended July 31, 2003         0.48%       1.34%         1.49%            8%     $ 7,034
  Year Ended July 31, 2002         0.28%       1.46%         1.71%           38%     $ 4,511
  Year Ended July 31, 2001+        0.05%       1.71%         2.07%           19%     $ 2,665
  Year Ended July 31, 2000+        0.67%       1.44%         1.96%           25%     $ 2,512

  +   Net investment income (loss) is based on average shares outstanding during the period.
  #   Less than one cent per share.
  *   Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Other Information About the Fund                            Financial Highlights

SELECT EQUITY FUNDS -- B SHARES Selected data for a share outstanding throughout the period indicated.

                                                    Investment Activities                      Less Dividends from
                                          ------------------------------------------ ---------------------------------------
                                                         Net Realized
                                                        and Unrealized                                  Net
                               Net Asset       Net      Gains (Losses)      Total                    Realized
                                 Value,    Investment        from           from          Net       Gains from
                               Beginning     Income       Investments    Investment   Investment    Investment      Total
                               of Period     (Loss)       and Futures    Activities     Income     Transactions   Dividends
                              ----------- ------------ ---------------- ------------ ------------ -------------- -----------
 SELECT EQUITY FUND
  Year Ended July 31, 2004       $11.61       (0.03)           1.51           1.48       (0.02)        (0.10)       (0.12)
  Year Ended July 31, 2003       $10.77       (0.02)           0.88           0.86       (0.02)           --        (0.02)
  Year Ended July 31, 2002       $11.08       (0.03)          (0.28)         (0.31)         --            --           --
  Year Ended July 31, 2001+      $ 8.64       (0.08)           2.52           2.44          --            --           --
  Year Ended July 31, 2000+      $11.83       (0.01)          (2.34)         (2.35)      (0.03)        (0.81)       (0.84)

                                                           Total
                                            Net Asset     Return
                                              Value,    (Excluding
                               Redemption      End         Sales
                                  Fees      of Period     Charge)
                              ------------ ----------- ------------
 SELECT EQUITY FUND
  Year Ended July 31, 2004          -- #      $12.97       12.74%
  Year Ended July 31, 2003          --        $11.61        7.98%
  Year Ended July 31, 2002          --        $10.77       (2.77)%
  Year Ended July 31, 2001+         --        $11.08       28.24%
  Year Ended July 31, 2000+         --        $ 8.64      (20.47)%

                                      Ratios (to average net assets)/Supplemental Data
                              ----------------------------------------------------------------
                                                                                        Net
                                                           Expenses                   Assets,
                                   Net                     (before       Portfolio    End of
                               Investment      Net       Reductions/      Turnover    Period
                                 Income     Expenses   Reimbursements)     Rate*      (000's)
                              ------------ ---------- ----------------- ----------- ----------
 SELECT EQUITY FUND
  Year Ended July 31, 2004        (0.35)%      2.04%         2.14%           18%     $13,476
  Year Ended July 31, 2003        (0.28)%      2.08%         2.24%            8%     $ 7,758
  Year Ended July 31, 2002        (0.45)%      2.19%         2.44%           38%     $ 4,800
  Year Ended July 31, 2001+       (0.75)%      2.44%         2.80%           19%     $ 1,586
  Year Ended July 31, 2000+       (0.08)%      2.21%         2.72%           25%     $   715

  +   Net investment income (loss) is based on average shares outstanding during the period.
  #   Less than one cent per share.
  *   Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

[AmSouth Funds logo]

  3435 Stelzer Road
 Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

AmSouth Funds
3435 Stelzer Road
Columbus, Ohio 43219
Telephone: 1-800-451-8382
Internet: http://www.amsouthfunds.com
-------------------------------------

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

[AmSouth Funds logo] 3435 Stelzer Road
                     Columbus, OH 43219                     www.amsouthfunds.com

[AmSouth Funds logo] 3435 Stelzer Road
                     Columbus, OH 43219     www.amsouthfunds.com    ASO120103-AB

                                        AMSOUTH FUNDS
                                        AMSOUTH SMALL CAP FUND
                                        INVESTOR GUIDE AND PROSPECTUS

                                           CLASS A SHARES
                                           CLASS B SHARES

[AMSOUTH FUNDS(R) LOGO]                                         DECEMBER 1, 2004

[AMSOUTH FUNDS(R) LOGO]

                     Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

     o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

     o Account history, including information about the transactions and balances in a customer's account(s); and

     o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

     o    If you request or authorize the disclosure of the information.

     o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

     o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.

     (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.

                           Not part of the prospectus

                                           AMSOUTH FUNDS
                                           AMSOUTH SMALL CAP FUND
                                           PROSPECTUS

                                              CLASS A SHARES
                                              CLASS B SHARES

As with all mutual funds, the Securities
and Exchange Commission has not approved
or disapproved these Fund shares or
determined whether this prospectus is                           DECEMBER 1, 2004
truthful or complete. Any representation to the contrary is a criminal offense.

AmSouth Funds                            Table of Contents

                                     Description of the Fund -- Objectives,
                      [LOGO]         Risk/Return and Expenses
--------------------------------------------------------------------------------
Carefully review this important           2  Overview
section, which summarizes the             3  AmSouth Equity Funds
Fund's investments, risks, past           4  AmSouth Small Cap Fund
performance, and fees.

                      [LOGO]         Additional Investment Strategies and Risks
--------------------------------------------------------------------------------
Review this section for additional        7  Investment Strategies
information on investment                 7  Investment Practices
strategies and investment practices       7  Investment Risks
and their risks.

                      [LOGO]         Fund Management
--------------------------------------------------------------------------------
Review this section for details on        9  The Investment Advisor
the people and organizations who          9  The Investment Sub-Advisor
provide services to the Fund.            12  Portfolio Manager
                                         12  The Distributor and Administrator

                      [LOGO]         Shareholder Information
--------------------------------------------------------------------------------
Review this section for details on       13  Choosing a Share Class
how shares are valued, how to            14  Pricing of Fund Shares
purchase, sell and exchange shares,      15  Purchasing and Adding to Your Shares
related charges and payments of          19  Selling Your Shares
dividends and distributions.             21  General Policies on Selling Shares
                                         23  Distribution Arrangements/Sales Charges
                                         26  Distribution and Service (12b-1) Fees
                                                and Shareholder Servicing Fees
                                         27  Exchanging Your Shares
                                         28  Dividends, Other Distributions and Taxes

                      [LOGO]         Other Information About The Fund
--------------------------------------------------------------------------------
                                         30  Financial Highlights

[LOGO] Description of the Fund - Objectives, Risk/Return and Expenses   Overview

The Fund The AmSouth Small Cap Fund (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares and Class B Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                      The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                      The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets where these securities trade.

                      Like other investments, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the Federal Deposit Insurance Corporation or any other government agency.

                      The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                      The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

->

Description of the Fund -- Objectives, Risk/Return and Expenses        AmSouth Equity Funds

                      The Fund is one of eight AmSouth Equity Funds. The AmSouth Equity Funds seek capital appreciation and invest primarily in equity securities, principally common stocks and, to a limited extent, preferred stocks and convertible securities.

Who May Want to       Consider investing in the Fund and other AmSouth Equity
Invest                Funds if you are:

                          o    seeking a long-term goal such as retirement

                          o looking to add a growth component to your portfolio

                          o willing to accept the risks of investing in the stock markets

                      The Fund and other AmSouth Equity Funds may not be appropriate if you are:

                          o pursuing a short-term goal or investing emergency reserves

                          o uncomfortable with an investment that will fluctuate in value

->

                                                                         AmSouth
Description of the Fund -- Objectives, Risk/Return and Expenses     Small Cap Fund

                      Risk/Return Summary

Investment Objective  The Fund seeks capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks. Any current income generated from these securities is incidental.

Principal             The Fund invests primarily in common stocks of companies
Investment            with small market capitalizations at the time of purchase
Strategies            in the range of companies in the Russell 2000 Growth
                      Index. As of October 31, 2004, companies in the Russell
                      2000 Growth index had market capitalizations between $49 million and $2.9 billion.

                      In managing the Fund's portfolio, the Fund's investment sub-advisor seeks smaller companies with above-average growth potential. Factors the sub-advisor typically considers in selecting individual securities include positive changes in earnings estimates for future growth, higher than market average profitability, a strategic position in a specialized market, earnings growth consistently above market, and fundamental value.

                      The Fund may also invest in certain other equity securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 7 or consult the SAI.

Principal             Your investment in the Fund may be subject to the
Investment Risks      following principal risks:

                      Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                      Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, which tend to trade less frequently than those of larger firms.

                      Investment Style Risk: The possibility that the market segment on which this Fund focuses -- small company growth stocks -- will underperform other kinds of investments or market averages.

                      The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on distributions of net gains realized on those trades).

                      If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                      For more information about these risks, please see the Additional Investment Strategies and Risks on page 7.

->

Description of the Fund -- Objectives, Risk/Return and Expenses     AmSouth Small Cap Fund

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Russell 2000 Growth Index, a recognized, unmanaged index of common stocks of small- to mid-sized companies. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                 Performance Bar Chart and Table
                 Year-By-Year Total Returns as of 12/31
                 for Class A Shares(1)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                     1999     15.97%
                     2000     18.68%
                     2001    -27.81%
                     2002    -26.75%
                     2003     34.42%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/04 to 9/30/04 was 0.85%.

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

Best quarter:     27.37%   12/31/99
Worst quarter:   -20.17%    9/30/01

Average Annual Total Returns
(for the periods ending
December 31, 2003)(1)

                                                           1         5      Since Inception
                                                          Year     Years       (3/2/98)
                                                         ----------------------------------
Class A Shares(2) Return Before Taxes
   (with 5.50% sales charge)                              26.99%   -1.57%      -2.35%
-------------------------------------------------------------------------------------------
Class A Shares Return After Taxes on Distributions        26.99%   -2.25%      -2.93%
-------------------------------------------------------------------------------------------
Class A Shares Return After Taxes on Distributions
   and Sale of Fund Shares                                17.55%   -1.64%      -2.25%
-------------------------------------------------------------------------------------------
Class B Shares(2) Return Before Taxes
   (with applicable Contingent Deferred Sales Charge)     28.17%   -1.55%      -2.33%
-------------------------------------------------------------------------------------------
Russell 2000 Growth Index                                 48.54%    0.86%      -0.28%
-------------------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) Class A Shares and Class B Shares were both first offered on 3/2/98.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Description of the Fund -- Objectives, Risk/Return and Expenses        AmSouth Small Cap Fund

As an investor in the Small Cap Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

--------------------------------------------------------------------------------
Contingent Deferred Sales Charge

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.
--------------------------------------------------------------------------------

                                Fees and Expenses

Shareholder Transaction Expenses          Class A   Class B
(expenses paid by you directly)(1)         Shares    Shares

Maximum Sales Charge
   (Load) on Purchases                    5.50%(2)  None
------------------------------------------------------------
Maximum Deferred Sales
   Charge (Load)                          None      5.00%(3)
------------------------------------------------------------
Redemption Fee(4)                         2.00%     2.00%

Annual Fund Operating Expenses            Class A   Class B
(fees paid from Fund assets)              Shares    Shares

Management Fee                            0.90%     0.90%
------------------------------------------------------------
Distribution and/or Service (12b-1) Fee   None      0.75%
------------------------------------------------------------
Other Expenses(5)                         0.51  %   0.50%
------------------------------------------------------------
Total Fund Operating Expenses(5)          1.41  %   2.15%
------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year following purchase. For all other Class B Shares held continuously, the CDSC declines over a six- year period as follows:
5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B Shares automatically convert to Class A Shares.

(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.39% for Class A Shares and 0.38% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 1.29%; and Class B Shares, 2.03%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o    $10,000 investment

     o    5% annual return

     o    no changes in the Fund's operating expenses

     o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

->

                                 Expense Example

                             1      3        5         10
                           Year   Years    Years     Years

 Class A Shares           $ 686   $ 972   $ 1,279   $ 2,148
----------------------------------------------------------
 Class B Shares
 Assuming redemption      $ 718   $ 973   $ 1,354   $ 2,295
 Assuming no redemption   $ 218   $ 673   $ 1,154   $ 2,295

[LOGO] Additional Investment Strategies and Risks

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities, including common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stock, of companies with small market capitalizations. This policy will not be changed without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings. Small capitalization companies are generally those whose market capitalizations are similar to the capitalizations of the companies in the Russell 2000 Growth Index at the time of purchase. The Fund may invest up to 20% of its assets in common stocks and securities convertible into common stocks of companies with a market capitalization of greater than $2 billion determined at the time of the purchase, preferred stocks, corporate bonds, notes, and warrants, and short-term money market instruments.

The Fund may increase its holdings in short-term money market instruments to over 20% of its total assets. The Fund may hold uninvested cash pending investment.

To manage its daily cash positions, each Fund also may invest in securities issued by investment companies that invest in short-term debt securities and seek to maintain a net asset value of $1.00, including AmSouth Money Market Funds (pursuant to an SEC exemptive order).

->

Investment Risks

Below is a more complete discussion of the types of risks inherent in the investment techniques and risks discussed in "Risk/ Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by the Government National Mortgage Association, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association and the Federal Home Loan Banks, by the credit of the issuing agency, such as securities issued by the Federal Farm Credit Banks and the Tennessee Valley Authority or by the U.S. government in some other way.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Company Risk. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

->

Additional Investment Strategies and Risks

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Small Company Risk. Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If the Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Additional Specific Risks

In addition to the risks discussed above, the Funds' investments may also be subject to the following risks based on the Funds' use of certain investments and investment techniques as indicated for each risk. More information regarding the different investments and investment techniques is available in the Funds' Statement of Additional Information.

Leverage Risk. (call options, futures and related options, put options, repurchase agreements, reverse repurchase agreements, securities lending)

The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Management Risk. (call options, demand features, futures and related options, put options)

The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Political Risk. (American and global depositary receipts, foreign securities, municipal securities)

The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

->

[LOGO] Fund Management

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor for the Fund. As of July 31, 2004, AAMI had over $9.7 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of September 30, 2004, AmSouth Bank had $15.3 billion in assets under discretionary management and provided custody services for an additional $11.2 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of September 30, 2004 of $49.8 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program. Investment sub-advisory services are provided to the Fund, subject to AAMI's supervision and oversight, pursuant to an investment sub-advisory agreement between AAMI and an investment sub-advisor. AAMI recommends the hiring, termination and replacement of investment sub-advisors to the Board. Upon the receipt of an order from the Securities and Exchange Commission, or a rule change, AAMI may be permitted to enter into new or modified investment sub-advisory agreements with existing or new investment sub-advisors, subject to approval only by the Board.

For these advisory services, the Fund paid the Advisor a fee of 0.90% of the average daily net assets of the Fund during the fiscal year ended July 31, 2004.

The Investment Sub-Advisor

Sawgrass Asset Management, LLC ("Sawgrass") serves as investment sub-advisor to the Small Cap Fund, pursuant to an amended and restated Sub-Advisory Agreement with AAMI. Under the Sub-Advisory Agreement, Sawgrass manages the Fund, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Board and AAMI in accordance with the Fund's investment objectives, policies and restrictions.

Sawgrass is 27.5% owned by AmSouth Bank and 72.5% owned by Sawgrass Asset Management, Inc. Sawgrass Asset Management, Inc. is controlled by Mr. Dean McQuiddy, Mr. Brian Monroe and Mr. Andrew Cantor. Sawgrass was organized in January, 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 1579 The Greens Way, Jacksonville Beach, FL 32250.

The tables on the following page set forth the performance data relating to the historical performance of an institutional fund (the Employee Benefit Small Capitalization Fund) and a mutual fund (the Emerald Small Capitalization Fund), since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the AmSouth Small Cap Fund. Mr. Dean McQuiddy, a Principal of Sawgrass, is the portfolio manager for the Small Cap Fund, and, as such, has the primary responsibility for the day-to-day portfolio management of the Fund. From January 1, 1987 to December 31, 1997, he was the portfolio manager of the Employee Benefit Small Capitalization Fund, a common trust fund managed by Barnett Bank for employee benefit plan accounts. On January 4, 1994, the Employee Benefits Small Capitalization Fund transferred the majority of its assets to the Emerald Small Capitalization Fund. Mr. McQuiddy was the portfolio manager for the Emerald Small Capitalization Fund from its inception through December 31, 1997. This data is provided to illustrate the past performance of Mr. McQuiddy in managing substantially similar accounts as measured against a specified market index and does not represent the performance of the Small Cap Fund. Investors should not consider this performance data as an indication of future performance of the Small Cap Fund.

Fund Management

The performance data shown below relating to the institutional account was calculated on a total return basis and includes all dividends and interest, accrued income and realized and unrealized gains and losses. The returns of the institutional account reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by Barnett's institutional private account, without provision for federal or state income taxes. Custodial fees of the institutional account, if any, were not included in the calculation. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The yearly returns of the institutional fund are calculated by geometrically linking the monthly returns.

The institutional private account was not subject to the same types of expenses to which the Small Cap Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the institutional account could have been adversely affected if the account had been regulated as an investment company under the federal securities laws.

The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable. The investment results presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Small Cap Fund or an individual investor investing in such Fund. The investment results were not calculated pursuant to the methodology established by the SEC that will be used to calculate the Small Cap Fund's performance results. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

All information set forth in the tables below relies on data supplied by Sawgrass or from statistical services, reports or other sources believed by Sawgrass to be reliable. However, except as otherwise indicated, such information has not been verified and is unaudited.

                   Sawgrass Small Cap   Russell 2000(R)
     Year              Composite        Growth Index(1)
--------------------------------------------------------
     1988               11.73%               20.37%
     1989               12.64%               20.17%
     1990              -13.35%              -17.41%
     1991               56.66%               51.19%
     1992               21.94%                7.77%
     1993               20.99%               13.36%
     1994                0.99%               -2.43%
     1995               37.79%               31.04%
     1996               11.72%               11.43%
     1997               13.49%               12.86%
Last 5 Years(2)         16.38%               12.76%
Last 10 Years(2)        16.09%               13.50%

(1) The Russell 2000(R) Growth Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index with higher price-to-book ratios and higher forecasted growth values.
(2) Through December 31, 1997.

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10

Fund Management

Prior Performance of Retail Shares and Class B Shares of the Emerald Small Capitalization Fund

The cumulative total return for the Retail Shares of the Emerald Small Capitalization Fund from March 1, 1994 through December 31, 1997 was 56.78% absent the imposition of a sales charge and was 49.72% including the imposition of a sales charge. The cumulative total return for the same period for the Russell 2000(R) Growth Index was 57.31%. The cumulative total return for the Class B Shares of the Emerald Small Capitalization Fund from March 1, 1994 through March 11, 1996 was 39.85% absent the imposition of a contingent deferred sales charge and was 34.25% including the imposition of a contingent deferred sales charge. The cumulative total return for the same period for the Russell 2000(R) Growth Index was 29.71%. At December 31, 1997, the Emerald Small Capitalization Fund had approximately $180 million in assets. As portfolio manager of the Emerald Small Capitalization Fund, Mr. McQuiddy had full discretionary authority over the selection of investments for that fund. Average annual total returns for the Retail Shares for the one-year, three-year and since inception through December 31, 1997 period (the entire period during which Mr. McQuiddy managed the Retail Shares of the Emerald Small Capitalization Fund) and for the one-year and since inception through March 11, 1996 period for the Class B Shares, compared with the performance of the Russell 2000(R) Growth Index were:

                                                  Emerald Small
                                                 Capitalization   Russell 2000(R)
                                                      Fund(1)     Growth Index(2)
                                                 --------------   ---------------
RETAIL SHARES
   (absent imposition of sales charges)
   One Year                                           12.62%           12.86%
   Three Years                                        18.39%           18.12%
   Since Inception                                    12.41%           12.55%
RETAIL SHARES
   (absent imposition of the Emerald Small
   Capitalization Fund's maximum sales charge)
   One Year                                            7.55%           12.86%
   Three Years                                        16.58%           18.12%
   Since Inception                                    10.17%           12.55%

                                                        Emerald Small
                                                       Capitalization   Russell 2000(R)
                                                            Fund(1)     Growth Index(2)
                                                       --------------   ---------------
CLASS B SHARES
   (absent imposition of sales charges)
   One Year                                                  8.02%           12.86%
   Since Inception                                          18.26%           13.89%
CLASS B SHARES
   (assuming imposition of the Emerald Small
   Capitalization Fund's maximum contingent deferred
   sales charge)
   One Year                                                  4.99%           12.86%
   Since Inception                                          15.87%           13.89%

(1) Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses.

(2) The Russell 2000(R) Growth Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index with higher price-to-book ratios and higher forecasted growth values.

During the period from March 1, 1994 through December 31, 1997, the operating expense ratio of the Retail Shares (the shares most similar to the Class A Shares of the AmSouth Small Cap Fund) of the Emerald Small Capitalization Fund ranged from 1.73% to 2.50% of the Fund's average daily net assets. During the period from March 1, 1994 through March 11, 1996, the operating expense ratio of the Class B Shares (the shares most similar to the Class B Shares of the AmSouth Small Cap Fund) of the Emerald Small Capitalization Fund ranged from 2.50% to 3.29% of the Fund's average daily net assets. If the actual operating expenses of the AmSouth Small Cap Fund are higher than the historical operating expenses of the Emerald Small Capitalization Fund, this could negatively affect performance.

->

Fund Management

         Historical Performance is Not Indicative of Future Performance

The Emerald Small Capitalization Fund is a separate fund and its historical performance is not indicative of the potential performance of the AmSouth Small Cap Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as change in company-specific fundamentals of portfolio securities.

Portfolio Manager

Mr. Dean McQuiddy, CFA, has been the portfolio manager for the Small Cap Fund since its inception. Mr. McQuiddy, who has been employed by Sawgrass since 1998, is a Principal and the Director of Equity Investing of Sawgrass. From 1983 to 1997, Mr. McQuiddy was portfolio manager at Barnett Capital Advisors, Inc. Mr. McQuiddy holds membership in the Association for Investment Management and Research. He has 20 years of investment experience.

The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares (the "Distributor"). BISYS and the Advisor may, from time to time, directly or through an affiliate, use their fee revenue, past profits, or other revenue sources, without limitation, to pay promotional, administrative, shareholder support, and other expenses to third parties, including broker-dealers, in connection with the offer, sale and administration of shares of the Funds.

For more detailed information about the Advisor and other service providers, please see the SAI.

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12

[LOGO] Shareholder Information

Choosing a Share Class

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

o    Front-end sales charges, as described below.

o    Shareholder servicing fees of 0.25% of average daily net assets.

Class B Shares

o    No front-end sales charge; all your money goes to work for you right away.

o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. The Fund bears a distribution fee (also called a 12b-1 fee) of 0.75%.

o    A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o Maximum investment for all Class B purchases by a shareholder for the Fund's shares: 99.999.

o Because 12b-1 fees are paid on an ongoing basis for eight years, Class B shareholders could end up paying more expenses over the long term than if they had purchased Class A Shares and paid a front-end sales charge.

For actual past expenses of a share class, see the specific information provided in this Prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

->

Shareholder Information

Pricing of Fund Shares

--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                     NAV =
                          Total Assets -- Liabilities
                          ---------------------------
                               Number of Shares
                                  Outstanding

Generally, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------

->

Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time on days the NYSE is open. In addition, the Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

Additionally, banks, brokers and other financial institutions and representatives may use shares of the AmSouth Money Market Funds in "sweep" programs whereby the accounts of a participating customer of the financial institution or representative are automatically "swept" into shares of one of the Money Market Funds. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

->

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:

     o    Name;

     o    Date of birth (for individuals);

     o Residential or business street address (although post office boxes are still permitted for mailing); and

     o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Securities Valuation

The Fund values equity securities daily at their latest available sales price, or absent such a price, by reference to the latest available bid and asked prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued at the Nasdaq Official Closing Price provided by the Nasdaq each business day. For fixed income securities, the Fund use valuations furnished by pricing services approved by the Board and that use both dealer-supplied valuations and electronic and matrix techniques. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in investment companies are valued at their net asset values as reported by such companies. The prospectuses for the registered investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Shareholder Information

Securities and other assets for which market quotations are not readily available are valued at their fair value as determined pursuant to procedures established by the Board ("fair value pricing"). In addition, fair value pricing may be used to determine the value of a portfolio security if there has been a "significant event," which, under the Fund's procedures is an event that has materially affected the value of the security. When determining whether a significant event has occurred there must be a reasonably high degree of certainty that an event actually has caused the closing market price of the securities to no longer reflect their value at the time set for the Fund's NAV calculation.

Fair value pricing generally will be used if the exchange on which a portfolio security is principally traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's NAV calculation. Fair value pricing also may be used when: (1) governmental actions affect securities in one sector, country or region in a particular way, (2) natural disasters or armed conflicts affect a country or region, or (3) there are significant domestic or foreign market fluctuations.

The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board's designee instead of being determined by market prices. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Board has approved the use of FT Interactive Data Corporation to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events.

                                                    Minimum
                               Minimum Initial     Subsequent
Account type                      Investment       Investment

Class A or Class B
--------------------------------------------------------------
Regular*                          $ 1,000             $ 0
--------------------------------------------------------------
Automatic Investment Plan          $ 250             $ 100
--------------------------------------------------------------

* Employees of AmSouth Bank, BISYS Fund Services and their affiliates are subject to a $100.00 minimum initial investment in AmSouth Funds.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

Shareholder Information

Instructions For Opening Or Adding To An Account - Class A Shares And Class B Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. To purchase directly with the Fund, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.   Make check payable to "AmSouth Funds."

3.   Mail to: AmSouth Funds
     P.O. Box 182733
     Columbus, OH 43218-2733

Subsequent Investment:

1. Use the investment slip attached to your account statement. Or, if unavailable,

2.   Include the following information on a piece of paper:

     o    AmSouth Funds/Fund name

     o    Share class

     o    Amount invested

     o    Account name

     o    Account number.

     Include your account number on your check.

3.   Mail to: AmSouth Funds
     P.O. Box 182733
     Columbus, OH 43218-2733

By Overnight Service

See instructions 1-2 above for subsequent investments.

3.   Send to: AmSouth Funds
     c/o  BISYS Fund Services
     Attn: T.A. Operations
     3435 Stelzer Road
     Columbus, OH 43219

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.

                                   Questions?
                           Call 1-800-451-8382 or your
                           investment representative.

->

Shareholder Information

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:
Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:
Your name
Your confirmation number

After instructing your bank to wire payment, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.
--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below.
The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------
Automatic Investment Plan

You can make automatic investments in the Fund from your bank account. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

     o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

     o    Your bank name, address and account number;

     o    The amount you wish to invest automatically (minimum $100);

     o How often you want to invest (every month, 4 times a year, twice a year or once a year);

     o    Attach a voided personal check.

To invest regularly from your paycheck or government check:
Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

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18

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------
Withdrawing Money From Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
--------------------------------------------------------------------------------

Contingent Deferred Sales Charge

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

     1. Call 1-800-451-8382 with instructions as to how you wish to receive your proceeds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)

By mail

     1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:

          o    your Fund and account number

          o    amount you wish to redeem

          o    address where your check should be sent

          o    account owner signature.

     2.   Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares -- Redemptions in Writing Required" below).

     1.   See instruction 1 above.

     2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

->

Shareholder Information

Selling Your Shares
(continued)

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

You must indicate this option on your application, your bank must participate in the ACH and must be a U.S. bank.

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o    Include a voided personal check.

o    Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

A 2% redemption fee may be charged on shares withdrawn from your account within 30 days of the date of purchase.

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20

Shareholder Information

General Policies On Selling Shares

Redemption Fee

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

The fee will be charged on all covered redemptions and exchanges, including those made through retirement plan, brokerage and other types of omnibus accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee). The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

     o    redemptions of shares held in certain omnibus accounts;

     o    retirement plans that cannot implement the redemption fee;

     o certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of the shareholder (or if a trust, its beneficiary);

     o redemptions from accounts that meet certain criteria established by management and approved by the Board.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

     o    The check is not being mailed to the address on your account.

     o    The check is not being made payable to the owner of the account.

     o You are requesting a redemption with electronic or wire transfer payment and have not previously established this option on your account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

->

Shareholder Information

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you may pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

Undeliverable or Uncash Checks

If redemption or distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, the check may be canceled and the money reinvested into your account at the then current NAV. If the uncashed or undeliverable check is for a cash distribution, your account may be changed automatically so that all future distributions are reinvested in your account.

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22

Shareholder Information

->

Distribution Arrangements/Sales Charges

Calculation of Sales Charges
Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                           Sales Charge     Sales Charge
            Your             as a % of        as a % of
         Investment       Offering Price   Your Investment

Up to $49,999                 5.50%            5.82%
---------------------------------------------------------
$50,000 up to $99,999         4.50%            4.71%
---------------------------------------------------------
$100,000 up to $249,999       3.50%            3.63%
---------------------------------------------------------
$250,000 up to $499,999       2.50%            2.56%
---------------------------------------------------------
$500,000 up to $999,999       1.50%            1.52%
---------------------------------------------------------
$1,000,000 and above(1)        0.00%            0.00%
---------------------------------------------------------

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge ("CDSC") of up to 1.00% of the purchase price may be charged to the shareholder if shares are redeemed in the first year after purchase, with the exception of distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan. This CDSC will be based on the lower of your cost for the shares or their NAV at the time of redemption and will not be charged on shares exchanged for shares of the same class of another AmSouth Fund. There will be no CDSC on reinvested distributions. The Distributor may provide additional compensation for retail accounts in an amount up to 1.00% of the offering price of Class A Shares of the Funds for retail account sales of $1 million to $3 million. For retail account sales over $3 million, the amount of additional compensation may be negotiated.

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to all shareholders with investments in AmSouth Funds of $50,000 or more with respect to the Equity Funds and Hybrid Funds and $100,000 or more with respect to the Bond Funds. In addition, you may qualify for reduced sales charges under the following circumstances.

o Letter Of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

o Rights Of Accumulation. When the value of Class A Shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. To determine whether the sale charge reduction applies, the value of the shares you already own will be calculated by using the greater of the current value or the original investment amount. To be eligible for the right of accumulation, shares of the Funds must be held in the following types of accounts:

     o    Individual or Joint Accounts

     o    Certain Retirement Accounts (IRA's, etc.)

     o Other accounts owned by the same shareholder (determined by TAX ID) or other shareholders eligible under the Combination Privilege defined below.

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                                                                              23

Shareholder Information

o Combination Privilege. You can also combine eligible accounts of multiple AmSouth Funds or accounts of immediate family household members (spouse and children under the age of 21) to achieve reduced sales charges.

In order to obtain a sales charge reduction you may need to provide the Distributor or your investment representative, at the time of purchase, with information regarding shares held in other accounts which may be eligible for aggregation. When informing the Distributor or investment representative it may be necessary to provide information or records regarding shares of the Funds held in (i) all accounts with the Funds or your investment representative; (ii) accounts with other investment representatives; and (iii) accounts in the name of immediate family household members (spouse and children under 21).

Information regarding the Funds' sales charge reduction program can also be obtained free of charge on the Funds' web-site: www.amsouthfunds.com.

Class B Shares

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge ("CDSC") at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

  Years                   CDSC as a %
  Since                   Dollar Amount
 Purchase                Subject to Charge*
   0-1                         5.00%
   1-2                         4.00%
   2-3                         3.00%
   3-4                         3.00%
   4-5                         2.00%
   5-6                         1.00%
 more than 6                   None

Conversion Feature -- Class B Shares

     o Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.*

     o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.

     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

     o If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another AmSouth Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.

     o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the Fund after seven years from the end of the month of purchase.

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24

Shareholder Information

Distribution Arrangements/Sales Charges
(continued)

Sales Charge Waivers
Class A Shares

The following qualify for waivers of sales charges:

     o Shares purchased from investment representatives through fee-based investment products or accounts.

     o Shares purchased upon the reinvestment of dividend and capital gain distributions.

     o    Shares purchased by investors through a payroll deduction plan.

     o Shares purchased by officers, directors, trustees, employees, retired employees, and Immediate Family* of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the AmSouth Funds and their affiliates.

     o Shares purchased by employees and Immediate Family* of dealers who have an agreement with the Distributor.

     o Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs).

     o    Shares purchased under the Reinstatement Privilege defined below.

* Immediate Family is defined as your spouse and children under the age of 21 living at your same address.

You must, at the time of purchase, give the Transfer Agent, Distributor or investment representative sufficient information to permit confirmation of your qualification for a sales charge waiver. In certain circumstances, the Transfer Agent, Distributor or investment representative may not be able to confirm that your investment qualifies for a specific waiver and the Class A sales charge will be deducted from your investment.

The Distributor may also waive the sales charge at any time in its own discretion.

->

--------------------------------------------------------------------------------
Reinstatement Privilege

If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.
--------------------------------------------------------------------------------

Shareholder Information

Distribution Arrangements/Sales Charges
(continued)

Class B Shares

The CDSC will be waived under certain circumstances, including the following:

     o Redemptions from accounts following the death or disability of a shareholder.

     o    Returns of excess contributions to retirement plans.

     o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.

     o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.

     o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 701/2.

->

Distribution and Service (12b-1) Fees and Shareholder Servicing Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

     o The 12b-1 and shareholder servicing fees vary by share class as follows:

          o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.

          o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.

          o The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

->

Short-Term Trading

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 30 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sales of the Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

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26

Shareholder Information

Exchanging Your Shares

You can exchange your shares in the Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

     o    Your name and telephone number;

     o    The exact name on your account and account number;

     o    Taxpayer identification number (usually your Social Security number);

     o    Dollar value or number of shares to be exchanged;

     o    The name of the Fund from which the exchange is to be made;

     o    The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.

Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

     o    Complete the appropriate section of the Account Application.

     o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

Notes On Exchanges

     o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

     o The registration and tax identification numbers of the two accounts must be identical.

     o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

     o Be sure to read carefully the prospectus of any AmSouth Fund into which you wish to exchange shares.

     o To prevent disruption in the management of the Fund, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the same Fund during a calendar year.

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                                                                              27

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

You will normally have to pay federal income tax, and any state or local income taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated as capital gain dividends are taxable as long-term capital gains. For taxable years beginning on or before December 31, 2008, distributions of ordinary dividends to the Fund's non-corporate shareholders may be treated as "qualified dividend income", which is taxed at reduced rates, if such distributions are derived from, and designated by the Fund as, "qualified dividend income" and provided that holding period and other requirements are met at both the shareholder and fund level. "Qualified dividend income" generally is income derived from dividends of U.S. corporations, "qualified foreign corporations", and certain other foreign corporations. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December. Also, distributions are taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid for your Fund Shares.)

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes the Fund pays. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate its recognition of ordinary income and may affect the timing or amount of its distributions.

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's shares. Any gain resulting from the redemption or exchange of your Fund shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange before December 31, 2008, of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's Advisor and Sub-Advisor do not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

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28

Shareholder Information

Back-Up Withholding

The Fund is required in certain circumstances to apply backup withholding on distributions and redemption proceeds otherwise payable to any noncorporate shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or, in the case of distributions, who is otherwise subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010.

For more information about taxes, please consult the SAI.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

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                                                                              29

[LOGO] Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2004, both of which are available free of charge upon request (see back cover).

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30

Other Information About the Fund                            Financial Highlights

SMALL CAP FUND -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                    Investment Activities                      Less Dividends from
                                           ----------------------------------------   -------------------------------------
                                                         Net Realized
                                                        and Unrealized                                  Net
                               Net Asset       Net      Gains (Losses)      Total                    Realized
                                 Value,    Investment        from           from          Net       Gains from
                               Beginning     Income       Investments    Investment   Investment    Investment      Total
                               of Period     (Loss)       and Futures    Activities     Income     Transactions   Dividends
                               ---------   ----------   --------------   ----------   ----------   ------------   ---------
SMALL CAP FUND
   Year Ended July 31, 2004     $  7.22      (0.10)           1.02           0.92          --            --           --
   Year Ended July 31, 2003     $  7.13      (0.07)           0.16           0.09          --            --           --
   Year Ended July 31, 2002     $ 10.12      (0.11)          (2.88)         (2.99)         --            --           --
   Year Ended July 31, 2001+    $ 12.52      (0.14)          (1.05)         (1.19)         --         (1.21)       (1.21)
   Year Ended July 31, 2000     $  8.40      (0.08)           4.20           4.12          --            --           --

                                                                           Ratios (to average net assets)/Supplemental Data
                                                                    --------------------------------------------------------------
                                                           Total                                                             Net
                                            Net Asset     Return                                 Expenses                  Assets,
                                              Value,    (Excluding       Net                     (before       Portfolio   End of
                               Redemption      End         Sales     Investment      Net       Reductions/      Turnover   Period
                                  Fees      of Period     Charge)      Income     Expenses   Reimbursements)     Rate*     (000's)
                              -----------   ---------   ----------   ----------   --------   ---------------   ---------   -------
SMALL CAP FUND
   Year Ended July 31, 2004       -- #       $  8.14      12.74%       (1.29)%      1.58%         1.78%          171%      $ 7,940
   Year Ended July 31, 2003       --         $  7.22       1.26%       (1.25)%      1.60%         1.78%          221%      $ 5,929
   Year Ended July 31, 2002       --         $  7.13     (29.55)%      (1.25)%      1.61%         1.77%          227%      $ 5,114
   Year Ended July 31, 2001+      --         $ 10.12     (10.33)%      (1.22)%      1.61%         1.77%          220%      $ 8,346
   Year Ended July 31, 2000       --         $ 12.52      49.05%       (1.11)%      1.53%         1.85%          318%      $ 8,408

+ Net investment income (loss) is based on average shares outstanding during the period.
#    Less than one cent per share.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Other Information About the Fund                            Financial Highlights

SMALLL CAP FUND -- B SHARES Selected data for a share outstanding throughout the period indicated.

                                                    Investment Activities
                                           ----------------------------------------
                                                                                          Less
                                                         Net Realized                   Dividends
                                                        and Unrealized                    from
                               Net Asset       Net      Gains (Losses)      Total     Net Realized
                                 Value,    Investment        from           from       Gains from
                               Beginning     Income       Investments    Investment    Investment    Redemption
                               of Period     (Loss)       and Futures    Activities   Transactions      Fees
                               ---------   ----------   --------------   ----------   ------------   ----------
SMALL CAP FUND
   Year Ended July 31, 2004     $  6.92      (0.15)           0.98          0.83           --           --#
   Year Ended July 31, 2003     $  6.89      (0.12)           0.15          0.03           --           --
   Year Ended July 31, 2002     $  9.85      (0.17)          (2.79)        (2.96)          --           --
   Year Ended July 31, 2001+    $ 12.31      (0.22)          (1.03)        (1.25)        (1.21)         --
   Year Ended July 31, 2000     $  8.31      (0.14)           4.14          4.00           --           --

                                                              Ratios (to average net assets)/Supplemental Data
                                                         -------------------------------------------------------------
                                              Total                                                              Net
                               Net Asset     Return                                 Expenses                   Assets,
                                 Value,    (Excluding       Net                     (before        Portfolio   End of
                                  End         Sales      Investment      Net       Reductions/      Turnover   Period
                               of Period     Charge)       Income     Expenses   Reimbursements)     Rate*     (000's)
                               ---------   ----------    ----------   --------   ---------------   ---------   -------
SMALL CAP FUND
   Year Ended July 31, 2004     $  7.75       11.99%       (2.03)%      2.33%         2.52%          171%      $ 2,575
   Year Ended July 31, 2003     $  6.92        0.44%       (2.01)%      2.35%         2.53%          221%      $ 1,987
   Year Ended July 31, 2002     $  6.89      (30.05)%      (2.01)%      2.36%         2.52%          227%      $ 2,014
   Year Ended July 31, 2001+    $  9.85      (11.03)%      (1.97)%      2.36%         2.52%          220%      $ 2,975
   Year Ended July 31, 2000     $ 12.31       48.13%       (1.99)%      2.39%         2.59%          318%      $ 2,619

+ Net investment income (loss) is based on average shares outstanding during the period.
#    Less than one cent per share.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

[AmSouth FUNDS(R) LOGO]

3435 Stelzer Road
Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                   AmSouth Funds
                   3435 Stelzer Road
                   Columbus, Ohio 43219
                   Telephone: 1-800-451-8382
                   Internet: http://www.amsouthfunds.com

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o    Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

[AMSOUTH FUNDS(R) LOGO]   3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com

[AMSOUTH FUNDS(R) LOGO]   3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com  ASO120103-AB